UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (0.6%):
17,821	Precision Castparts Corp.	$3,742,410

Airlines (1.4%):
106,834	Spirit Airlines, Inc. *	8,264,678

Auto Components (0.8%):
56,143	Delphi Automotive plc	4,476,843

Banks (1.3%):
123,353	JPMorgan Chase & Co.	7,472,725

Beverages (1.2%):
58,953	Constellation Brands, Inc., Class A *	6,850,928

Biotechnology (8.3%):
15,907	Regeneron Pharmaceuticals, Inc. *^	7,181,692
127,896	United Therapeutics Corp. *^	22,053,747
160,672	Vertex Pharmaceuticals, Inc. *	18,954,476

		48,189,915

Chemicals (0.6%):
32,460	Ecolab, Inc.	3,712,775

Consumer Finance (1.3%):
129,859	Discover Financial Services	7,317,555

Diversified Financial Services (2.8%):
52,404	Berkshire Hathaway, Inc., Class B *	7,562,945
83,679	Moody’s Corp.	8,685,880

		16,248,825

Food & Staples Retailing (1.6%):
41,390	CVS Health Corp.	4,271,862
100,809	Whole Foods Market, Inc. ^	5,250,133

		9,521,995

Food Products (1.1%):
65,642	Hershey Co. ^	6,623,934

Health Care Providers & Services (4.4%):
109,582	Express Scripts Holding Co. *	9,508,430
50,475	Humana, Inc.	8,985,560
57,648	UnitedHealth Group, Inc.	6,819,182

		25,313,172

Health Care Technology (0.4%):
21,911	athenahealth, Inc. *^	2,615,954

Internet & Catalog Retail (6.4%):
106,557	Alibaba Group Holding, Ltd., ADR *^	8,869,805
33,833	Netflix, Inc. *	14,097,873
176,295	TripAdvisor, Inc. *^	14,662,455

		37,630,133

Internet Software & Services (15.7%):
67,600	Baidu, Inc., ADR *	14,087,840
321,222	Facebook, Inc., Class A *	26,409,267
32,566	Google, Inc., Class A *	18,064,360
50,588	LinkedIn Corp., Class A *	12,639,918
559,600	Tencent Holdings, Ltd. ^	10,579,374
207,257	Yahoo!, Inc. *	9,209,465

		90,990,224

IT Services (7.5%):
47,609	Alliance Data Systems Corp. *^	14,104,166
87,481	MasterCard, Inc., Class A	7,557,484
336,437	Visa, Inc., Class A	22,006,344

		43,667,994

Media (6.8%):
301,291	Liberty Global plc, Class A *	15,507,448
480,379	Twenty-First Century Fox, Inc.	16,256,025

Shares		Fair Value
Common Stocks, continued
Media, continued
71,906	Walt Disney Co. (The) ^	$7,542,220

		39,305,693

Multiline Retail (2.7%):
212,073	Dollar General Corp. *	15,986,063

Oil, Gas & Consumable Fuels (4.1%):
95,589	Concho Resources, Inc. *	11,080,677
841,419	Palantir Technologies, Inc. *(a)	7,480,215
30,680	Pioneer Natural Resources Co.	5,016,487

		23,577,379

Pharmaceuticals (9.9%):
297,374	AbbVie, Inc.	17,408,274
31,786	Actavis plc *	9,460,149
54,563	Mallinckrodt plc *	6,910,404
73,143	Perrigo Co. plc	12,108,824
58,109	Valeant Pharmaceuticals International, Inc. *	11,541,609

		57,429,260

Real Estate Investment Trusts (REITs) (1.0%):
73,813	Crown Castle International Corp.	6,092,525

Road & Rail (2.9%):
154,817	Union Pacific Corp.	16,768,229

Software (6.1%):
278,428	Oracle Corp.	12,014,168
241,448	Salesforce.com, Inc. *	16,131,140
55,248	Splunk, Inc. *^	3,270,682
51,492	Workday, Inc., Class A *^	4,346,440

		35,762,430

Specialty Retail (2.6%):
89,924	Home Depot, Inc. (The)	10,216,265
48,525	Restoration Hardware Holdings, Inc. *^	4,813,195

		15,029,460

Technology Hardware, Storage & Peripherals (5.9%):
242,251	Apple, Inc.	30,143,292
62,541	SanDisk Corp. ^	3,978,858

		34,122,150

Textiles, Apparel & Luxury Goods (2.2%):
117,180	Lululemon Athletica, Inc. *^	7,501,864
54,334	Nike, Inc., Class B	5,451,330

		12,953,194

Total Common Stocks (Cost $476,260,212)		579,666,443

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (13.2%):
$76,806,021	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	76,806,021

Total Securities Held as Collateral for Securities on Loan (Cost $76,806,021)		76,806,021

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.5%):
2,782,054	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	$2,782,054

Total Unaffiliated Investment Company (Cost $2,782,054)		2,782,054

Total Investment Securities (Cost $555,848,287)(d) - 113.3%		659,254,518
Net other assets (liabilities) - (13.3)%		(77,442,053)

Net Assets - 100.0%		$581,812,465

Percentages indicated are based on net assets as of March 31, 2015.

ADR	- American Depositary Receipt
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $75,184,539.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 1.29% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(c)	The rate represents the effective yield at March 31, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Canada	2.9%
Cayman Islands	2.1%
China	3.0%
Ireland (Republic of)	1.8%
United Kingdom	0.7%
United States	89.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (53.9%):
Aerospace & Defense (1.2%):
989	Boeing Co. (The)	$148,429
748	Dassault Aviation SA	904,538
25,636	European Aeronautic Defence & Space Co. NV	1,665,599
1,444	General Dynamics Corp.	195,994
1,326	L-3 Communications Holdings, Inc.	166,798
1,519	Northrop Grumman Corp.	244,498
7,624	Precision Castparts Corp.	1,601,040
1,892	Raytheon Co.	206,701
36,554	Safran SA	2,554,241
14,482	United Technologies Corp.	1,697,290

		9,385,128

Air Freight & Logistics (0.5%):
12,373	Deutsche Post AG	387,003
10,749	FedEx Corp.	1,778,422
19,421	United Parcel Service, Inc., Class B	1,882,672

		4,048,097

Airlines (0.4%):
57,700	Japan Airlines Co., Ltd.	1,799,516
19,550	United Continental Holdings, Inc. *	1,314,738

		3,114,254

Auto Components (1.4%):
21,800	Aisin Sieki Co., Ltd.	792,595
11,509	BorgWarner, Inc.	696,065
48,800	Bridgestone Corp.	1,959,813
136,683	Cheng Shin Rubber Industry Co., Ltd.	314,128
12,661	Delphi Automotive plc	1,009,588
49,800	Denso Corp.	2,276,963
400	Exedy Corp.	9,550
24,900	Futaba Industrial Co., Ltd. ^	116,070
2,082	Hyundai Wia Corp.	265,599
9,700	Koito Manufacturing Co., Ltd.	292,407
2,098	Lear Corp.	232,500
3,300	Stanley Electric Co., Ltd.	74,767
41,100	Toyota Industries Corp.	2,357,973

		10,398,018

Automobiles (2.0%):
7,208	Bayerische Motoren Werke AG (BMW)	901,954
1,900	Daihatsu Motor Co., Ltd. ^	29,121
108,000	Dongfeng Motor Corp., H Shares	173,573
132,517	Ford Motor Co.	2,138,824
112,300	Fuji Heavy Industries, Ltd.	3,737,401
39,100	Honda Motor Co., Ltd.	1,272,576
5,313	Hyundai Motor Co.	807,105
54,100	Isuzu Motors, Ltd.	720,687
9,302	Maruti Suzuki India, Ltd.	549,213
4,138	Renault SA	377,063
59,300	Suzuki Motor Corp.	1,786,368
1,841	Tesla Motors, Inc. *^	347,526
31,600	Toyota Motor Corp.	2,208,996
270	Volkswagen AG	69,677
168,770	Yulon Motor Co., Ltd.	230,619

		15,350,703

Banks (4.0%):
66,988	Banco Bilbao Vizcaya Argentaria SA	675,938
3,699	Banco Popolare SC *	57,902

Shares		Fair Value
Common Stocks, continued
Banks, continued
48,939	Banco Santander SA	$368,019
232,742	Bank of America Corp.	3,581,899
23,000	Bank of Yokohama, Ltd. (The)	135,023
63,170	Barclays plc	226,635
22,799	BNP Paribas SA	1,386,386
20,000	Chiba Bank, Ltd. (The)	147,098
52,568	Citigroup, Inc.	2,708,303
11,059	Commonwealth Bank of Australia	784,579
81,000	Fukuoka Financial Group, Inc.	418,104
260,714	HSBC Holdings plc	2,218,417
252,810	Intesa Sanpaolo SpA	860,503
70,458	JPMorgan Chase & Co.	4,268,347
632,976	Lloyds Banking Group plc *	734,580
310,400	Mitsubishi UFJ Financial Group, Inc.	1,924,987
95,807	Regions Financial Corp.	905,376
13,000	Shizuoka Bank, Ltd. (The)	130,087
8,086	Societe Generale	390,881
22,145	Standard Chartered plc	358,516
43,000	Sumitomo Mitsui Financial Group, Inc.	1,649,971
9,633	SunTrust Banks, Inc.	395,820
8,035	Svenska Handelsbanken AB, A Shares	363,399
13,504	Toronto-Dominion Bank (The)	578,057
30,257	U.S. Bancorp	1,321,323
8,706	UBI Banca - Unione di Banche Italiane SCPA	68,186
60,802	UniCredit SpA	413,779
73,663	Wells Fargo & Co.	4,007,267
17,781	Westpac Banking Corp.	531,862

		31,611,244

Beverages (0.9%):
5,000	Asahi Breweries, Ltd.	159,002
61,674	Coca-Cola Co. (The)	2,500,880
1,881	Constellation Brands, Inc., Class A *	218,591
8,527	Diageo plc, ADR	942,830
6,653	Diageo plc	183,419
22,900	Kirin Holdings Co., Ltd.	301,145
9,630	PepsiCo, Inc.	920,821
26,196	SABMiller plc	1,370,615
10,900	Suntory Beverage & Food, Ltd.	468,104

		7,065,407

Biotechnology (1.0%):
4,336	Alexion Pharmaceuticals, Inc. *	751,429
16,755	Amgen, Inc.	2,678,287
2,296	Biogen Idec, Inc. *	969,463
8,892	Celgene Corp. *	1,025,070
8,576	Gilead Sciences, Inc. *	841,563
63,198	Mesoblast, Ltd. *^	174,049
120	Receptos, Inc. *	19,787
782	Regeneron Pharmaceuticals, Inc. *	353,057
8,325	Vertex Pharmaceuticals, Inc. *	982,100

		7,794,805

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (0.2%):
15,110	Compagnie de Saint-Gobain SA	$662,803
13,100	Daikin Industries, Ltd.	878,941

		1,541,744

Capital Markets (0.8%):
1,250	Ameriprise Financial, Inc.	163,550
20,093	Bank of New York Mellon Corp. (The)	808,542
26,089	Charles Schwab Corp. (The)	794,149
9,108	Credit Suisse Group AG	245,443
19,770	Deutsche Bank AG, Registered Shares	687,740
4,961	Goldman Sachs Group, Inc. (The)	932,519
11,120	Morgan Stanley	396,873
98,958	UBS Group AG	1,866,094

		5,894,910

Chemicals (2.0%):
15,632	Akzo Nobel NV	1,183,471
9,033	Arkema, Inc.	712,881
87,000	Asahi Kasei Corp.	833,581
3,536	BASF SE	351,803
546	CF Industries Holdings, Inc.	154,889
9,941	Dow Chemical Co. (The)	476,969
18,023	FMC Corp.	1,031,817
33,200	Hitachi Chemical Co., Ltd.	712,061
37,100	JSR Corp.	644,424
14,282	Koninklijke DSM NV	797,974
37,900	Kuraray Co., Ltd.	514,204
2,024	Linde AG	412,572
7,201	LyondellBasell Industries NV, Class A	632,248
6,228	Monsanto Co.	700,899
25,400	Nitto Denko Corp.	1,700,817
9,349	Potash Corp. of Saskatchewan, Inc.	301,421
1,041	PPG Industries, Inc.	234,787
31,400	Shin-Etsu Chemical Co., Ltd.	2,055,453
5,569	Syngenta AG, Registered Shares	1,895,696
261,000	Ube Industries, Ltd.	409,173

		15,757,140

Commercial Services & Supplies (0.0%):
2,086	Cintas Corp. ^	170,280
1,700	SECOM Co., Ltd.	113,763
4,500	Sohgo Security Services Co., Ltd. ^	153,665

		437,708

Communications Equipment (0.7%):
102,438	Cisco Systems, Inc.	2,819,606
18,395	El Towers SpA *^	980,513
1,891	Harris Corp.	148,935
3,000	Hitachi Kokusai Electric, Inc.	40,327
1,960	Motorola Solutions, Inc.	130,673
20,188	QUALCOMM, Inc.	1,399,836

		5,519,890

Construction & Engineering (0.2%):
4,791	Bouygues SA	188,188
5,000	Chiyoda Corp.	42,862
1,700	Comsys Holdings Corp.	21,052

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
22,000	JGC Corp.	$438,183
7,000	Kinden Corp.	87,675
3,000	Maeda Road Construction Co., Ltd.	48,758
1,000	Nippo Corp.	16,561
82,000	Okumura Corp. ^	384,290
300	Sho-Bond Holdings Co., Ltd.	13,209
97,000	Toda Corp. ^	410,098

		1,650,876

Consumer Finance (0.4%):
21,300	American Express Co.	1,663,955
10,375	Capital One Financial Corp.	817,758
11,879	Discover Financial Services	669,382

		3,151,095

Containers & Packaging (0.2%):
14,806	Crown Holdings, Inc. *	799,820
16,402	Sealed Air Corp. ^	747,275

		1,547,095

Distributors (0.0%):
2,900	Canon Marketing Japan, Inc.	58,305

Diversified Consumer Services (0.0%):
900	Benesse Holdings, Inc. ^	28,369

Diversified Financial Services (0.4%):
13,360	Berkshire Hathaway, Inc., Class B *	1,928,115
7,390	CME Group, Inc.	699,907
60,790	ING Groep NV *	891,770

		3,519,792

Diversified Telecommunication Services (1.0%):
52,071	AT&T, Inc. ^	1,700,118
114,563	BT Group plc	742,133
42,017	Deutsche Telekom AG, Registered Shares	769,258
20,867	France Telecom SA	335,676
11,800	Nippon Telegraph & Telephone Corp.	727,857
259,600	Singapore Telecommunications, Ltd.	828,752
23,018	TDC A/S ^	164,920
32,883	Telecom Italia SpA	30,933
135,227	Telecom Italia SpA	158,757
139,100	Telekom Malaysia Berhad	273,165
8,438	Verizon Communications, Inc.	410,258
57,596	Verizon Communications, Inc. ^	2,800,894

		8,942,721

Electric Utilities (0.4%):
18,019	American Electric Power Co., Inc.	1,013,569
37,900	Chubu Electric Power Co., Inc.	453,207
134,308	Enel SpA	608,187
5,590	NRG Yield, Inc. ^	283,581
9,034	PPL Corp.	304,084

		2,662,628

Electrical Equipment (0.8%):
27,774	Eaton Corp. plc	1,886,965
80,000	GS Yuasa Corp. ^	360,907

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
3,100	Mabuchi Motor Co., Ltd.	$164,668
105,000	Mitsubishi Electric Corp.	1,250,772
14,404	Rockwell Automation, Inc.	1,670,720
9,159	Schneider Electric SA	712,318
42,900	Sumitomo Electric Industries, Ltd.	563,438

		6,609,788

Electronic Equipment, Instruments & Components (0.5%):
3,065	Avnet, Inc.	136,393
4,600	Hitachi High-Technologies Corp.	140,585
221,000	Hitachi, Ltd.	1,517,071
18,700	HOYA Corp.	751,228
500	Keyence Corp.	273,516
15,300	Kyocera Corp.	841,041
3,100	Murata Manufacturing Co., Ltd.	427,439
6,500	Omron Corp.	293,779
2,753	TE Connectivity, Ltd.	197,170

		4,578,222

Energy Equipment & Services (0.7%):
36	Baker Hughes, Inc.	2,289
95,700	Dropbox, Inc. *(a)(b)	1,782,891
67	Halliburton Co.	2,940
1,698	Helmerich & Payne, Inc.	115,583
24,594	Ocean Rig UDW, Inc. ^	162,074
30,845	Oceaneering International, Inc.	1,663,471
149,440	SBM Offshore NV *^	1,859,666
103	Schlumberger, Ltd.	8,594

		5,597,508

Food & Staples Retailing (0.2%):
2,061	CVS Health Corp.	212,716
8,400	FamilyMart Co., Ltd.	353,035
2,520	Fresh Market, Inc. (The) *	102,413
3,287	Kroger Co. (The)	251,981
8,138	Wal-Mart Stores, Inc.	669,351

		1,589,496

Food Products (0.9%):
22,000	Ajinomoto Co., Inc.	483,314
3,207	Archer-Daniels-Midland Co.	152,012
1,987	Boulder Brands, Inc. *	18,936
45,987	Cosan, Ltd., A Shares	291,098
6,123	Danone SA	412,001
10,967	Mondelez International, Inc., Class A	395,799
49,274	Nestle SA, Registered Shares	3,722,812
27,712	SLC Agricola SA	152,426
17,519	Unilever plc	730,587

		6,358,985

Gas Utilities (0.2%):
5,707	Gas Natural SDG SA	128,100
273,000	Tokyo Gas Co., Ltd.	1,721,503

		1,849,603

Health Care Equipment & Supplies (0.4%):
10,126	Abbott Laboratories	469,138
1,302	Becton, Dickinson & Co.	186,988
913	C.R. Bard, Inc.	152,791
8,621	Getinge AB, B Shares	213,930
17,377	Medtronic plc	1,355,232

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
15,437	Mindray Medical International, Ltd., ADR	$422,202
5,214	Zimmer Holdings, Inc.	612,749

		3,413,030

Health Care Providers & Services (2.0%):
16,251	Aetna, Inc.	1,731,219
36,197	Al Noor Hospitals Group plc	544,145
1,846	AmerisourceBergen Corp.	209,835
1,441	Anthem, Inc.	222,505
1,238,700	Bangkok Dusit Medical Services Public Co., Ltd., Class F	750,150
89,200	Bumrungrad Hospital Public Co., Ltd.	416,797
2,262	Cardinal Health, Inc.	204,191
13,351	Catamaran Corp. *	794,919
24,298	Envision Healthcare Holdings, Inc. *	931,828
24,333	HCA Holdings, Inc. *	1,830,572
436,104	Healthscope, Ltd.	1,014,158
9,871	HealthSouth Corp. ^	437,878
6,319	Humana, Inc.	1,124,908
645,600	IHH Healthcare Berhad	1,048,097
107,261	Life Healthcare Group Holdings Pte, Ltd.	374,471
8,612	McKesson, Inc.	1,948,033
1,300	Medipal Holdings Corp.	16,965
61,358	NMC Health plc	604,208
382,799	PT Siloam International Hospital Tbk *	392,417
104,000	Raffles Medical Group, Ltd.	297,901
10,500	Ship Healthcare Holdings, Inc.	239,998
98,397	Sinopharm Group Co., H Shares	400,779
138,592	Spire Healthcare Group plc *	768,138
22,927	Tenet Healthcare Corp. *^	1,135,116
4,693	UnitedHealth Group, Inc.	555,135

		17,994,363

Hotels, Restaurants & Leisure (0.3%):
4,298	Las Vegas Sands Corp.	236,562
19,068	McDonald’s Corp.	1,857,986
12,361	SeaWorld Entertainment, Inc.	238,320
1,889	Wyndham Worldwide Corp.	170,898

		2,503,766

Household Durables (0.2%):
4,100	Alpine Electronics, Inc. ^	68,481
31,698	Cyrela Brazil Realty SA Empreendimentos e Participacoes	132,626
164,000	Haier Electronics Group Co., Ltd.	428,158
1,906	MRV Engenharia e Participacoes SA	4,761
9,000	Rinnai Corp.	668,696
15,500	Sony Corp.	412,317

		1,715,039

Household Products (0.8%):
15,181	Colgate-Palmolive Co.	1,052,651
1,083	Energizer Holdings, Inc.	149,508
8,911	Kimberly-Clark Corp.	954,457

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
51,019	Procter & Gamble Co. (The)	$4,180,497

		6,337,113

Independent Power and Renewable Electricity Producers (0.5%):
41,264	AES Corp. (The)	530,242
43,683	Calpine Corp. *	999,030
5,296	NextEra Energy Partners LP ^	232,071
11,296	NextEra Energy, Inc.	1,175,349
32,794	NRG Energy, Inc.	826,081
9,032	TerraForm Power, Inc. (c)	329,758
3,476	TerraForm Power, Inc., Class A *^	126,909

		4,219,440

Industrial Conglomerates (0.9%):
1,009	3M Co.	166,435
173,719	Beijing Enterprises Holdings, Ltd.	1,368,152
8,096	Danaher Corp.	687,350
172,584	General Electric Co.	4,281,809
198,000	Keppel Corp., Ltd.	1,298,834
12,697	Koninklijke Philips Electronics NV	360,714
3,108	Siemens AG, Registered Shares	336,438

		8,499,732

Insurance (1.7%):
1,430	ACE, Ltd.	159,431
126,800	AIA Group, Ltd.	794,745
8,237	Allstate Corp. (The)	586,227
27,818	American International Group, Inc.	1,524,148
45,664	AXA SA	1,151,328
2,505	Axis Capital Holdings, Ltd.	129,208
7	Berkshire Hathaway, Inc., Class A *	1,522,500
1,227	Chubb Corp. (The)	124,050
3,301	CNA Financial Corp.	136,760
122,908	Legal & General Group plc	507,266
4,209	Lincoln National Corp.	241,849
16,700	Marsh & McLennan Cos., Inc.	936,703
14,847	MetLife, Inc.	750,516
17,300	MS&AD Insurance Group Holdings, Inc.	486,166
11,000	NKSJ Holdings, Inc.	342,603
6,067	Prudential Financial, Inc.	487,241
52,844	Prudential plc	1,308,248
1,725	Reinsurance Group of America, Inc. ^	160,753
37,500	Sony Financial Holdings, Inc.	604,153
35,100	Tokio Marine Holdings, Inc.	1,328,397
15,932	XL Group plc	586,298
1,304	Zurich Insurance Group AG	442,004

		14,310,594

Internet & Catalog Retail (0.0%):
200	Askul Corp.	4,715

Internet Software & Services (2.5%):
17,500	DeNA Co., Ltd. ^	343,083
36,808	eBay, Inc. *	2,123,085
15,503	Facebook, Inc., Class A *	1,274,579
4,920	Google, Inc., Class A *	2,729,124

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
8,283	Google, Inc., Class C *	$4,539,085
71,300	Gree, Inc. ^	496,460
26,112	SINA Corp. *	839,762
80,581	Twitter, Inc. *	4,035,496
68,532	Uber Technologies, Inc. *(a)(b)	2,328,046
2,508	VeriSign, Inc. *	167,961
36,600	Yahoo! Japan Corp.	151,381

		19,028,062

IT Services (1.2%):
1,704	Accenture plc, Class A	159,648
523	Alliance Data Systems Corp. *	154,939
3,091	Amdocs, Ltd.	168,150
10,289	Atos Origin SA	706,361
2,890	Computer Sciences Corp.	188,659
3,045	Fidelity National Information Services, Inc.	207,243
8,747	International Business Machines Corp.	1,403,894
31,194	MasterCard, Inc., Class A	2,694,850
300	NS Solutions Corp.	9,269
700	SCSK Corp.	19,642
54,628	Visa, Inc., Class A ^	3,573,216
48,519	Worldline SA *^	881,227

		10,167,098

Leisure Products (0.2%):
5,900	Namco Bandai Holdings, Inc.	115,028
46,800	Nikon Corp. ^	628,319
31,200	Sega Sammy Holdings, Inc.	456,344
8,100	Yamaha Corp.	142,115

		1,341,806

Life Sciences Tools & Services (0.6%):
24,990	Agilent Technologies, Inc.	1,038,335
14,164	PerkinElmer, Inc.	724,347
15,482	Thermo Fisher Scientific, Inc.	2,079,851
4,825	Waters Corp. *	599,844

		4,442,377

Machinery (1.1%):
4,015	CNH Industrial NV	32,762
29,901	Colfax Corp. *^	1,427,174
35,795	Cummins India, Ltd.	503,650
1,915	Dover Corp.	132,365
3,700	Fanuc, Ltd.	809,916
164,090	Haitian International Holdings, Ltd.	376,243
125,000	IHI Corp.	586,850
22,200	Komatsu, Ltd.	437,354
30,000	Kubota Corp.	476,067
137,000	Mitsubishi Heavy Industries, Ltd.	756,630
7,800	Nabtesco Corp.	226,351
11,668	PACCAR, Inc.	736,718
1,106	Parker Hannifin Corp. ^	131,371
1,100	SMC Corp.	328,798
14,618	Stanley Black & Decker, Inc.	1,393,972
3,200	THK Co., Ltd.	81,654

		8,437,875

Media (1.2%):
41,779	Comcast Corp., Class A	2,359,259

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
11,712	DISH Network Corp., Class A *	$820,543
18,716	Liberty Broadband Corp., Class C *	1,059,326
7,085	Liberty Broadband Corp., Class A *	400,161
46,252	Liberty Media Corp., Class C *	1,766,826
20,570	Liberty Media Corp. *	792,974
2,490	Manchester United plc, Class A *	39,616
102,623	RAI Way SpA *	441,318
817	RTL Group	78,553
1,128	Time Warner Cable, Inc., Class A	169,065
2,900	TV Asahi Holdings Corp. ^	48,486
1,429	Viacom, Inc., Class B	97,601
6,790	Walt Disney Co. (The) ^	712,203
57,542	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	417,019

		9,202,950

Metals & Mining (2.2%):
201,652	Antofagasta plc	2,174,356
64,441	Barrick Gold Corp., ADR	706,273
30,256	BHP Billiton plc	656,820
54,205	Constellium NV *	1,101,446
90,068	Eldorado Gold Corp.	413,215
158,451	First Quantum Minerals, Ltd.	1,920,581
181,197	Freeport-McMoRan Copper & Gold, Inc.	3,433,683
115,936	Gerdau SA, ADR	370,995
77,742	Goldcorp, Inc.	1,408,685
121,000	Nippon Steel Corp.	305,225
88,088	Platinum Group Metals, Ltd. *	49,391
324,986	Platinum Group Metals, Ltd. *	177,069
64,183	Rio Tinto plc	2,621,644
67,172	Southern Copper Corp. ^	1,960,079
400	Yamato Kogyo Co., Ltd.	9,686

		17,309,148

Multiline Retail (0.1%):
2,175	Kohl’s Corp. ^	170,194
2,073	Macy’s, Inc.	134,558
3,000	Ryohin Keikaku Co., Ltd.	436,791

		741,543

Multi-Utilities (0.5%):
23,712	CenterPoint Energy, Inc.	483,962
14,877	Dominion Resources, Inc.	1,054,333
32,816	GDF Suez	649,252
60,315	National Grid plc	771,022
9,909	Sempra Energy	1,080,279

		4,038,848

Oil, Gas & Consumable Fuels (4.7%):
64,779	Anadarko Petroleum Corp.	5,364,348
115,052	Athabasca Oil Corp. *	190,784
60,794	Cameco Corp.	846,860
3,104	Chevron Corp.	325,858
110	ConocoPhillips	6,849
31,488	Consol Energy, Inc. ^	878,200
16,412	Diamondback Energy, Inc. *	1,261,098
30,140	Eclipse Resources Corp. *^	169,387

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
751	Enbridge, Inc.	$36,204
49	EOG Resources, Inc.	4,493
4,852	EQT Corp.	402,085
234	Exxon Mobil Corp.	19,890
15,310	Gulfport Energy Corp. *	702,882
144,200	INPEX Corp.	1,593,872
27,615	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	341,045
139	Kinder Morgan, Inc.	5,846
5,547	Lookout, Inc. *(b)	63,364
114,812	Lundin Petroleum AB *^	1,575,252
3,387	Marathon Oil Corp.	88,435
1,986	Marathon Petroleum Corp.	203,347
67	Occidental Petroleum Corp.	4,891
155,805	Oil & Natural Gas Corp., Ltd.	762,423
282,736	Ophir Energy plc *	563,580
116,157	Palantir Technologies, Inc. *(a)(b)	1,032,636
71,761	Petroleo Brasileiro SA, ADR ^	431,283
46,446	Phillips 66	3,650,656
5,436	Pioneer Natural Resources Co.	888,840
19,901	Royal Dutch Shell plc, A Shares	595,543
69,945	Royal Dutch Shell plc, ADR	4,172,219
185,896	Statoil ASA	3,296,855
23,133	Stone Energy Corp. *	339,592
4,475	Suncor Energy, Inc.	130,894
1,310	Suncor Energy, Inc.	38,284
20,560	Total SA	1,022,740
45,165	Total SA, ADR	2,242,894
47,701	TransCanada Corp. ^	2,040,024
3,537	Valero Energy Corp.	225,024
54	Williams Cos., Inc. (The)	2,732

		35,521,209

Paper & Forest Products (0.0%):
3,070	International Paper Co.	170,354

Personal Products (0.0%):
2,257	Beiersdorf AG	196,280
53,232	Hypermarcas SA *	328,832

		525,112

Pharmaceuticals (4.2%):
60,424	AbbVie, Inc.	3,537,221
10,406	Actavis plc *	3,097,034
32,900	Astellas Pharma, Inc.	539,782
27,719	AstraZeneca plc	1,900,156
6,026	AstraZeneca plc, ADR	412,359
2,665	Bayer AG	400,373
21,284	Bristol-Myers Squibb Co.	1,372,818
23,517	Catalent, Inc. *	732,555
4,700	Eisai Co., Ltd.	334,511
3,559	Eli Lilly & Co.	258,561
28,950	Merck & Co., Inc.	1,664,046
31,354	Mylan NV *	1,860,860
24,120	Novartis AG, Registered Shares	2,387,171
16,800	Otsuka Holdings Co., Ltd.	526,681
4,730	Perrigo Co. plc	783,052
112,073	Pfizer, Inc.	3,899,019
8,235	Roche Holding AG	2,272,572
14,441	Sanofi-Aventis SA	1,420,805

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
2,200	Sawai Pharmaceutical Co., Ltd.	$130,437
18,692	Shire plc	1,486,189
472,000	Sino Biopharmaceutical, Ltd.	476,953
32,911	Teva Pharmaceutical Industries, Ltd., ADR	2,050,355

		31,543,510

Professional Services (0.0%):
43,342	Qualicorp SA *	312,157

Real Estate Investment Trusts (REITs) (0.3%):
10,016	American Capital Agency Corp.	213,641
9,020	American Tower Corp.	849,233
10,640	Crown Castle International Corp.	878,226
290,141	Fibra UNO Amdinistracion SA	768,576
95,491	TF Administradora Industrial S de RL de C.V.	193,471

		2,903,147

Real Estate Management & Development (1.6%):
76,373	BR Malls Participacoes SA	406,435
522,800	CapitaLand, Ltd.	1,364,157
316,000	China Overseas Land & Investment, Ltd.	1,022,185
40,000	Daikyo, Inc.	60,374
4,700	Daito Trust Construction Co., Ltd.	526,163
64,900	Dalian Wanda Commercial Properties Co., Ltd., H Shares *	401,662
734,900	Global Logistic Properties, Ltd.	1,419,450
25,000	Mitsubishi Estate Co., Ltd.	581,013
22,200	Nomura Real Estate Holdings, Inc.	400,977
67,467	St. Joe Co. (The) *^	1,252,188
139,666	Sun Hung Kai Properties, Ltd.	2,150,173
210,000	Wharf Holdings, Ltd. (The)	1,463,948

		11,048,725

Road & Rail (1.0%):
14,113	Canadian National Railway Co.	943,736
20,740	CSX Corp.	686,909
29,200	East Japan Railway Co.	2,347,298
12,368	J.B. Hunt Transport Services, Inc. ^	1,056,165
6,890	Kansas City Southern Industries, Inc.	703,331
34,000	Nippon Express Co., Ltd.	190,527
9,100	Seino Holdings Co., Ltd.	98,877
18,893	Union Pacific Corp.	2,046,301

		8,073,144

Semiconductors & Semiconductor Equipment (0.5%):
3,592	Intel Corp.	112,322
5,757	KLA-Tencor Corp.	335,575
20,500	ROHM Co., Ltd.	1,406,896

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
519	Samsung Electronics Co., Ltd.	$674,250
5,692	SK Hynix, Inc.	233,746
177,000	Taiwan Semiconductor Manufacturing Co., Ltd.	823,191

		3,585,980

Software (1.8%):
87,957	Activision Blizzard, Inc.	1,998,823
2,269	Adobe Systems, Inc. *	167,770
2,045	Check Point Software Technologies, Ltd. *	167,629
10,481	Electronic Arts, Inc. *	616,440
87,400	Gungho Online Enetertainment, Inc.	342,545
1,755	Intuit, Inc.	170,165
15,212	King Digital Entertainment plc ^	244,000
64,957	Microsoft Corp.	2,640,826
70,638	Mobileye NV *	2,968,915
17,700	Nexon Co., Ltd.	188,926
8,400	Nintendo Co., Ltd.	1,238,075
22,782	Nuance Communications, Inc. *	326,922
57,284	Oracle Corp.	2,471,805
4,589	SAP AG	333,185
5,900	Trend Micro, Inc.	194,830
19,408	UbiSoft Entertainment SA *	358,813
54,462	Veeva Systems, Inc., Class A *^	1,390,415

		15,820,084

Specialty Retail (0.3%):
2,400	Autobacs Seven Co., Ltd. ^	37,965
1,316	Home Depot, Inc. (The)	149,511
2,044	Lowe’s Cos., Inc.	152,053
21,700	Sanrio Co., Ltd. ^	581,767
800	Shimamura Co., Ltd. ^	74,183
4,501	Tiffany & Co.	396,133
156,400	Yamada Denki Co., Ltd. ^	645,581
222,760	Zhongsheng Group Holdings, Ltd. ^	147,358

		2,184,551

Technology Hardware, Storage & Peripherals (0.4%):
16,960	Apple, Inc.	2,110,333
10,600	Canon, Inc.	375,490
223,000	NEC Corp.	656,430
1,630	Samsung SDI Co., Ltd.	200,591
2,372	SanDisk Corp. ^	150,907
2,543	Seagate Technology plc	132,312
2,432	Western Digital Corp.	221,336

		3,847,399

Textiles, Apparel & Luxury Goods (0.2%):
33,400	Coach, Inc. ^	1,383,762

Tobacco (0.3%):
11,300	Japan Tobacco, Inc.	358,119
30,780	Philip Morris International, Inc.	2,318,657

		2,676,776

Trading Companies & Distributors (0.6%):
71,900	Mitsubishi Corp.	1,451,250
172,200	Mitsui & Co., Ltd.	2,314,763
71,500	Sumitomo Corp.	766,455

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
6,200	Toyota Tsushu Corp.	$164,668

		4,697,136

Transportation Infrastructure (0.0%):
615,711	Delta Topco, Ltd. (a)(b)	319,739
6,000	Kamigumi Co., Ltd.	56,788
16,337	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR	30,060

		406,587

Water Utilities (0.1%):
14,420	American Water Works Co., Inc.	781,708

Wireless Telecommunication Services (0.5%):
38,922	America Movil SAB de C.V., Series L, ADR ^	796,344
310,000	Axiata Group Berhad	592,869
105,029	Far EasTone Telecommunications Co., Ltd.	253,466
31,500	KDDI Corp.	714,608
10,400	NTT DoCoMo, Inc.	180,864
73,000	Taiwan Mobile Co., Ltd.	255,506
130,954	Vodafone Group plc	427,904
15,453	Vodafone Group plc, ADR	505,004

		3,726,565

Total Common Stocks (Cost $393,917,403)		428,978,936

Preferred Stocks (1.8%):
Automobiles (0.3%):
8,360	Volkswagen AG, Preferred Shares	2,224,380

Banks (0.9%):
26,482	Citigroup Capital XIII, Series A, Preferred Shares ^	702,303
176,000	Deutsche Bank Capital Funding Trust VII, Preferred Shares ^(c)	180,400
35,500	GMAC Capital Trust I, Series 2, Preferred Shares	931,874
15,683	HSBC Holdings plc, Series 2, Preferred Shares	411,366
38,941	Itau Unibanco Holding SA, Preferred Shares	432,284
21,833	RBS Capital Fund Trust V, Series E, Preferred Shares	536,000
27,501	RBS Capital Funding Trust VII, Series G, Preferred Shares	681,200
14,719	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR	376,070
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	309,251
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	244,595
7,409	U.S. Bancorp, Series G, Preferred Shares ^	202,340
14,159	U.S. Bancorp, Series F, Preferred Shares ^	420,664

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
541,000	USB Capital IX, Preferred Shares	$447,678

		5,876,025

Diversified Financial Services (0.0%):
37,073	Fannie Mae, Series S, Preferred Shares ^	154,224

Food & Staples Retailing (0.0%):
11,174	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares	334,271

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C, Series C, Preferred Shares (a)(b)	399,608
31,073	Invitae Corp., Series F, Preferred Shares (a)(b)	494,744

		894,352

Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., Preferred Shares ^	248,922

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., Preferred Shares	363,000

Oil, Gas & Consumable Fuels (0.1%):
63,925	Lookout, Inc., Series F, Series F, Preferred Shares *(a)(b)	730,222

Real Estate Investment Trusts (REITs) (0.2%):
2,976	American Tower Corp., Series A, Preferred Shares	307,718
13,044	Health Care REIT, Inc., Series 2, Preferred Shares	883,324

		1,191,042

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., Preferred Shares	329,550

Semiconductors & Semiconductor Equipment (0.2%):
1,918	Samsung Electronics Co., Ltd., Preferred Shares	1,909,008

Total Preferred Stocks (Cost $13,445,610)		14,254,996

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(c)	94,120

Total Warrant (Cost $–)		94,120

Convertible Preferred Stocks (0.5%):
Aerospace & Defense (0.0%):
5,063	United Technologies Corp., 0.49%	311,577

Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.02%	331,840

Electric Utilities (0.1%):
10,884	NextEra Energy, Inc., 0.33%	740,983

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Metals & Mining (0.0%):
11,422	Cliffs Natural Resources, Inc., Series A, 5.30%	$60,308

Pharmaceuticals (0.3%):
1,366	Actavis plc, Series A	1,382,392

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A	920,827

Total Convertible Preferred Stocks (Cost $3,684,154)		3,747,927

Right (0.0%):
Banks (0.0%):
66,988	Banco Bilbao Vizcaya Argentaria SA *	9,650

Total Right (Cost $–)		9,650

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (2.2%):
Automobiles (0.2%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(c)	1,232,352

Banks (0.1%):
753,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	735,116

Biotechnology (0.3%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	264,886
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	265,016
331,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	1,425,989

		1,955,891

Energy Equipment and Services (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(c)(d)	295,095

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 6.00%, 10/15/16(c)	521,250

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(e)	20,000

Health Care Providers & Services (0.1%):
72,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	99,990
463,000	WellPoint, Inc., 2.75%, 10/15/42	956,384

		1,056,374

Internet Software & Services (0.0%):
380,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100	344,850

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Internet Software & Services, continued
$375,000	Twitter, Inc., 1.00%, 9/15/21(c)	$364,688

		709,538

Oil, Gas & Consumable Fuels (0.4%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	644,012
1,111,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	820,056
501,340	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/17 @ 103(c)	396,811
1,168,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(c)	917,139

		2,778,018

Pharmaceuticals (0.3%):
402,000	Mylan, Inc., 3.75%, 9/15/15	1,787,141

Real Estate Management & Development (0.3%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(c)	545,281
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100+(c)	1,095,918
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(c)	576,986
406,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	510,545

		2,728,730

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39^	388,373

Software (0.1%):
420,000	Salesforce.com, Inc., 0.25%, 4/1/18^	502,950
428,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	601,340

		1,104,290

Wireless Telecommunication Services (0.3%):
500,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(c)	752,029
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(c)	383,938
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	1,056,120

		2,192,087

Total Convertible Bonds (Cost $16,291,413)		17,504,255

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans (1.1%):
Biotechnology (0.2%):
$1,481,622	Grifols Worldwide Operations USA, 3.18%, 3/3/21(d)	$1,479,281

Construction & Engineering (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.33%, 12/10/18(d)	327,583
122,640	Autobahn Tank & Rast Holding GmbH, 3.52%, 12/10/19(d)	132,080

		459,663

Energy Equipment & Services (0.3%):
376,101	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(d)	286,073
476,808	Drillships Ocean Ventures, Inc., 5.50%, 7/9/21(d)	396,494
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	295,751
1,293,150	Seadrill, Ltd., 4.00%, 2/21/21(d)	1,023,671

		2,001,989

Hotels, Restaurants & Leisure (0.2%):
1,676,720	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	1,678,246

Media (0.2%):
292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(b)(d)	292,000
472,000	Charter Communications Operating LLC, 4.25%, 8/12/21(d)	475,672
719,176	Univision Communications, Inc., 4.00%, 3/1/20(d)	717,508
389,246	Univision Communications, Inc., 4.00%, 3/1/20(d)	388,343

		1,873,523

Oil, Gas & Consumable Fuels (0.1%):
104,600	Sheridan Production Partners, 4.25%, 12/2/20(d)	90,828
751,772	Sheridan Production Partners, 4.25%, 12/2/20(d)	652,786
39,021	Sheridan Production Partners, 4.25%, 12/2/20(d)	33,883

		777,497

Pharmaceuticals (0.0%):
188,199	Mallinckrodt International Finance SA, 3.25%, 2/24/21(d)	187,612

Total Floating Rate Loans (Cost $9,188,955)		8,457,811

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (2.7%):
Automobiles (0.1%):
$620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^	$636,531

Banks (0.6%):
307,000	Bank of America Corp., 1.33%, 3/22/18, MTN(d)	310,495
385,000	Bank of America Corp., 2.60%, 1/15/19	391,850
1,135,000	Citigroup, Inc., 1.80%, 2/5/18	1,137,370
410,000	HSBC USA, Inc., 1.63%, 1/16/18	410,010
315,000	JPMorgan Chase & Co., 6.13%, 6/27/17	345,160
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100^(d)	1,611,949

		4,206,834

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	259,594

Capital Markets (0.6%):
1,258,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,255,214
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	415,060
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	430,734
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(d)	681,033
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	412,933
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19	320,613
489,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	492,668

		4,008,255

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	121,000

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17	575,867
431,000	Ally Financial, Inc., 3.50%, 1/27/19	425,613
430,000	American Express Co., Series C, 4.90%, 12/29/49, Callable 3/15/20 @ 100^(d)	436,235

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$370,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	$383,691

		1,821,406

Diversified Consumer Services (0.0%):
255,000	Hyundai Capital America, Inc., 2.00%, 3/19/18(c)	259,085

Diversified Financial Services (0.4%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN	562,212
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(d)	301,725
799,000	Citigroup, Inc., 5.87%, 12/29/49, Callable 3/27/20 @ 100(d)	806,990
307,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	357,042
600,000	General Electric Capital Corp., Series B, 6.25%, 12/29/49, Callable 12/15/22 @ 100^(d)	675,000
420,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	455,700
222,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(c)	224,192

		3,382,861

Health Care Equipment & Supplies (0.1%):
870,000	Medtronic, Inc., 3.15%, 3/15/22(c)	903,377

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 5/11/15 @ 103.69	135,200

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^	256,638
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	212,040

		468,678

Oil, Gas & Consumable Fuels (0.2%):
399,000	Chesapeake Energy Corp., 3.50%, 4/15/19, Callable 4/15/15 @ 101(d)	384,038
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(c)	346,864
250,000	Reliance Holdings USA, Inc., 5.40%, 2/14/22(c)	274,737

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	$269,325

		1,274,964

Pharmaceuticals (0.2%):
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(c)	508,818
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	368,057
513,000	Mylan, Inc., 2.55%, 3/28/19	515,690

		1,392,565

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19	167,295

Technology Hardware, Storage & Peripherals (0.0%):
263,000	Xerox Corp., 6.35%, 5/15/18	297,018

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	367,828

Transportation Infrastructure (0.1%):
567,978	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	570,966

Wireless Telecommunication Services (0.1%):
1,070,000	AT&T, Inc., 2.38%, 11/27/18	1,083,773

Total Corporate Bonds (Cost $20,958,688)		21,357,230

Foreign Bonds (11.1%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(d)	1,600,860

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(c)	293,904

Sovereign Bonds (10.9%):
10,229,000	Australian Government, Series 143, 2.75%, 10/21/19+	8,108,889
5,453,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.32%, 1/1/17+(f)(g)	1,665,692
7,165,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.83%, 1/1/21+(f)(g)	2,041,177
9,556,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+	10,482,567
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+	1,333,593

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$3,688,000	Government of Poland, 5.75%, 10/25/21+	$1,194,107
24,694,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	1,932,820
6,272,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	509,390
160,000,000	Japan Treasury Discount Bill, Series 506, 0.00%, 4/20/15+(f)	1,334,191
280,000,000	Japan Treasury Discount Bill, Series 509, 0.00%, 5/7/15+(f)	2,334,871
240,000,000	Japan Treasury Discount Bill, Series 510, 0.01%, 5/12/15+(f)	2,001,316
270,000,000	Japan Treasury Discount Bill, Series 515, 0.01%, 6/1/15+(f)	2,251,472
330,000,000	Japan Treasury Discount Bill, Series 520, 0.01%, 6/22/15+(f)	2,751,785
160,000,000	Japan Treasury Discount Bill, Series 505, 0.00%, 7/10/15+(f)	1,334,199
200,000,000	Japan Treasury Discount Bill, Series 511, 0.00%, 8/10/15+(f)	1,667,769
48,783,000	Mexican Bonos Desarr, 8.00%, 12/7/23+(d)(h)	3,649,219
95,881,800	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(d)(h)	8,164,715
150,698,400	Mexican Cetes, Series BI, 0.00%, 4/1/15+(h)	988,029
115,860,000	Mexican Cetes, Series BI, 0.00%, 4/16/15+(h)	758,645
152,284,900	Mexican Cetes, Series BI, 0.00%, 4/30/15+(h)	995,975
235,914,000	Mexican Cetes, Series BI, 0.00%, 5/28/15+(h)	1,539,121
231,730,000	Mexican Cetes, Series BI, 0.00%, 6/11/15+(h)	1,510,305
156,844,200	Mexican Cetes, Series BI, 0.00%, 6/25/15+(h)	1,020,898
327,876,600	Mexican Cetes, Series BI, 0.00%, 7/9/15+(h)	2,131,353
279,878,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(h)	1,816,862
318,460,000	Mexican Cetes, Series B, 0.00%, 8/6/15+(h)	2,064,502
158,614,800	Mexican Cetes, Series BI, 0.00%, 8/20/15+(h)	1,027,015
121,411,000	Mexican Cetes, Series BI, 0.00%, 8/20/15+(h)	786,124
119,620,300	Mexican Cetes, Series BI, 0.00%, 9/3/15+(h)	773,510
319,970,500	Mexican Cetes, Series BI, 0.00%, 9/17/15+(h)	2,066,008

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$322,000	Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/23+(g)	$262,058
12,330,000	Nota do Tesouro Nacional, Series NTNF, 1.46%, 1/1/25+(f)(g)	3,354,415
7,478,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	2,311,831
6,171,633	United Kingdom Treasury, 2.25%, 9/7/23+(c)	9,691,885

		85,856,308

Total Foreign Bonds (Cost $93,230,060)		87,751,072

Yankee Dollars (3.8%):
Banks (1.2%):
275,000	Banco Estado Chile, 2.03%, 4/2/15	275,000
450,000	Banco Santander Chile SA, 2.14%, 6/7/18(c)(d)	458,100
1,172,000	BNP Paribas SA, 2.40%, 12/12/18	1,195,097
2,490,000	Credit Suisse AG, Series 0004, 7.88%, 1/15/16(c)	2,481,932
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	261,692
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(d)	1,302,093
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	231,869
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	1,123,244
200,000	Lloyds Bank plc, 2.30%, 11/27/18^	203,339
250,000	Rabobank Nederland, 3.95%, 11/9/22	258,801
455,000	Standard Chartered plc, 0.00%, 12/31/49, Callable 4/2/20 @ 100(c)(d)	457,958
553,000	State Bank of India, 3.62%, 4/17/19(c)	574,023
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	467,315
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	368,919

		9,659,382

Capital Markets (0.1%):
475,000	Deutsche Bank AG, 1.88%, 2/13/18	475,669

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(c)(d)	424,000

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(c)	$334,000

		758,000

Diversified Telecommunication Services (0.1%):
489,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	503,059

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(c)	62,900

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(c)	186,455

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(c)	413,656

Internet & Catalog Retail (0.2%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(c)	674,724
725,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(c)	727,340

		1,402,064

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(c)	209,260

Oil, Gas & Consumable Fuels (0.6%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 5/21/15 @ 105.38(c)	76,800
1,102,000	Petrobras Global Finance BV, 2.39%, 1/15/19^(d)	954,607
533,000	Petrobras Global Finance BV, 6.25%, 3/17/24^	502,512
229,000	Petrobras International Finance Co., 5.38%, 1/27/21	207,737
750,000	Petroleos Mexicanos, 3.50%, 7/23/20(c)	766,875
1,195,000	Petronas Capital, Ltd., 3.50%, 3/18/25^(c)	1,209,620
469,000	YPF SA, 8.88%, 12/19/18^(c)	481,171
283,000	YPF SA, 8.75%, 4/4/24(c)	289,537

		4,488,859

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Paper & Forest Products (0.1%):
$989,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(c)	$1,058,230

Pharmaceuticals (0.1%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	690,582

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24(c)	339,700

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(c)	217,018

Road & Rail (0.1%):
495,000	Inversiones Alsacia SA, 0.00%, 8/18/18(a)(b)(j)	—
533,779	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/24/15 @ 100(c)	384,321
435,000	Viterra, Inc., 5.95%, 8/1/20(c)	489,331

		873,652

Sovereign Bonds (1.0%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(c)	407,400
516,000	Federal Republic of Brazil, 6.00%, 1/17/17	552,765
243,000	Federal Republic of Brazil, 4.88%, 1/22/21	255,150
1,583,590	Republic of Argentina, Series X, 1.37%, 4/17/17(f)	1,540,041
1,254,979	Republic of Argentina, 8.75%, 5/7/24(f)	1,312,708
781,000	Republic of Colombia, 7.38%, 1/27/17	863,005
860,000	Republic of Hungary, 4.13%, 2/19/18	899,044
289,000	Republic of Indonesia, 6.88%, 1/17/18(c)	325,848
1,542,000	Republic of Turkey, 6.75%, 4/3/18	1,707,580

		7,863,541

Tobacco (0.0%):
375,000	B.A.T. International Finance plc, 2.13%, 6/7/17(c)	381,137

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA ESP, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(c)	203,690

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$572,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	$599,170

		802,860

Total Yankee Dollars (Cost $30,328,817)		30,386,024

U.S. Government Agency Mortgage (0.4%):
2,779,000	Federal National Mortgage Association, 3.00%, 4/25/44	2,841,093

Total U.S. Government Agency Mortgage (Cost $2,823,290)		2,841,093

U.S. Treasury Obligations (20.7%):
U.S. Treasury Bills (15.3%)
20,000,000	0.03%, 4/9/15(f)	19,999,919
8,500,000	0.01%, 4/30/15(f)	8,499,745
12,250,000	0.04%, 5/14/15(f)	12,249,633
33,500,000	0.05%, 5/21/15(f)	33,498,827
12,000,000	0.02%, 5/28/15(f)	11,999,388
16,000,000	0.02%, 6/4/15(f)	15,999,568
8,000,000	0.02%, 6/11/15(f)	7,999,720
3,000,000	0.03%, 6/18/15(f)	2,999,901
2,500,000	0.04%, 7/16/15(f)	2,499,760
5,000,000	0.06%, 7/23/15(f)	4,999,370

		120,745,831

U.S. Treasury Notes (5.4%)
1,940,000	0.25%, 7/31/15(i)	1,940,910
510,000	0.25%, 10/31/15	510,731
4,017,300	1.25%, 10/31/18	4,038,957
5,297,000	1.63%, 7/31/19	5,376,455
2,343,500	1.63%, 8/31/19	2,377,736
5,647,500	2.25%, 4/30/21	5,861,930
5,695,900	2.00%, 5/31/21	5,832,510
17,139,400	2.25%, 11/15/24	17,620,109

		43,559,338

U.S. Treasury Inflation Index Notes (0.0%)
315,400	0.25%, 1/15/25	317,521

Total U.S. Treasury Obligations (Cost $163,824,782)		164,622,690

Purchased Swaptions (0.1%):
Total Purchased Swaptions (Cost $896,430)		989,826

Purchased Options (1.1%):
Total Purchased Options (Cost $7,802,238)		10,802,110

Exchange Traded Funds (0.7%):
4,667	ETFS Platinum Trust (i)	516,684
5,528	ETFS Physical Palladium Share (i)	394,202
112,395	iShares Gold Trust (i)	1,286,923
28,636	SPDR Gold Trust (i)	3,254,767

Total Exchange Traded Fund (Cost $6,560,807)		5,452,576

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.9%):
$39,165,832	Allianz Variable Insurance Products Securities Lending Collateral Trust (k)	$39,165,832

Total Securities Held as Collateral for Securities on Loan (Cost $39,165,832)		39,165,832

Unaffiliated Investment Company (0.7%):
5,419,019	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	5,419,019

Total Unaffiliated Investment Company (Cost $5,419,019)		5,419,019

Total Investment Securities (Cost $807,537,498)(l) - 105.7%		841,835,167
Net other assets (liabilities) - (5.7)%		(47,925,203)

Net Assets - 100.0%		$793,909,964

Percentages indicated are based on net assets as of March 31, 2015.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

MTN - Medium Term Note

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $37,886,112.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.97% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 1.01% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at March 31, 2015.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

(j)	Escrow security due to bankruptcy.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(l)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
	—%
Argentina	0.6%
Australia	1.4%
Bermuda	0.1%
Brazil	1.4%
Canada	1.2%
Cayman Islands	0.6%
Chile	0.1%
China	0.2%
Colombia	0.1%
Cyprus	—	%NM
Denmark	—	%NM
European Community	0.4%
France	2.1%
Germany	1.0%
Guernsey	0.1%
Hong Kong	1.0%
Hungary	0.1%
India	0.3%
Indonesia	0.3%
Ireland	—	%NM
Ireland (Republic of)	0.4%
Israel	0.6%
Italy	1.9%
Japan	11.1%
Jersey	0.2%
Kazakhstan	—	%NM
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	3.7%
Netherlands	1.3%
Norway	0.4%
Poland	0.4%
Portugal	—%
Republic of Korea (South)	0.2%
Russian Federation	—	%NM
Singapore	0.9%
South Africa	—	%NM
Spain	0.3%
Sweden	0.3%
Switzerland	1.7%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.1%
United Kingdom	5.3%
United States	58.9%

	100.0%

NM     Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Cash of $1,969,996 has been deposited with a Prime broker for securities sold short as of March 31, 2015.

Securities Sold Short (-0.0%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Brookdale Senior Living, Inc.	2.75%	6/15/18	$(72,000)	$(100,369)	$(99,990)	$379

				$(100,369)	$(99,990)	$379

Securities Sold Short (-0.2%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Avery Dennison Corp.	$(778,902)	$(803,491)	$(24,589)
Camden Property Trust	(479,060)	(478,234)	826
Equity Residential Property Trust	(383,736)	(385,874)	(2,138)
Mead Johnson Nutrition Co.	(462,551)	(468,269)	(5,718)

	$(2,104,249)	$(2,135,868)	$(31,619)

Futures Contracts

Cash of $1,723,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures (U.S. Dollar)	Short	6/19/15	(27)	$(3,372,030)	$(66,788)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Short	6/19/15	(189)	(19,474,560)	(92,761)
CAC 40 10 Euro June Futures (Euro)	Short	4/17/15	(3)	(162,425)	(293)
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/18/15	1	112,055	909
Tokyo Price Index June Futures (Japanese Yen)	Long	6/11/15	65	8,366,203	61,757
DJ EURO STOXX 50 June Futures (Euro)	Long	6/19/15	30	1,171,101	5,767
German Stock Index June Futures (Euro)	Long	6/19/15	13	4,196,541	(14,327)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	Long	6/19/15	4	346,360	(3,304)
S&P/Toronto Stock Exchange 60 Index June Futures (Canadian Dollar)	Long	6/18/15	1	136,655	(221)

Total					$(109,261)

Option Contracts

Over-the-counter options purchased as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	49.00	01/15/16	39,100	$63,475
Abbvie, Inc.	Barclays Bank	Call	USD	55.00	06/19/15	36,800	172,394
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	19.00	01/15/16	40,927	194,582
Aetna, Inc.	Barclays Bank	Call	USD	80.00	06/19/15	30,000	810,914
Bank of America Corp.	Goldman Sachs	Call	USD	16.50	01/15/16	109,500	86,075
Citigroup, Inc.	Goldman Sachs	Call	USD	50.50	01/15/16	50,800	241,075
Devon Energy Corp.	Barclays Bank	Call	USD	75.00	04/17/15	14,653	43
Devon Energy Corp.	Citigroup Global Markets	Call	USD	75.00	04/17/15	14,652	43
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	212,602
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	232,483
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	91,853
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	197,781
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	194,159

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	$122,805
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	233,939
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	629,678
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3325.00	12/18/15	515	235,094
Gilead Sciences, Inc.	Citigroup Global Markets	Call	USD	95.00	01/15/16	7,700	89,809
GlaxoSmithKline Plc	Barclays Bank	Call	USD	44.00	08/21/15	77,164	228,139
GLDR Gold Shares(a)	JPMorgan Chase	Call	USD	120.00	09/18/15	16,400	43,934
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	16,315
Humana, Inc.	Goldman Sachs	Call	USD	125.00	06/19/15	18,048	975,150
International Business Machines Corp.	Deutsche Bank	Call	USD	182.00	01/15/16	7,500	22,954
International Business Machines Corp.	Barclays Bank	Call	USD	182.00	01/15/16	7,500	22,954
Johnson & Johnson	Deutsche Bank	Call	USD	110.00	07/17/15	76,700	32,899
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	59.00	01/15/16	39,100	185,498
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	90.00	04/17/15	14,559	183,370
Marathon Petroleum Corp.	Goldman Sachs	Call	USD	100.00	04/17/15	18,250	68,641
Merck & Co., Inc.	Goldman Sachs	Call	USD	59.00	01/15/16	78,450	221,160
MetLife, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	60,533	72,769
MS Japan Custom Index	Morgan Stanley	Call	JPY	131.28	12/11/15	1,352,770	239,283
MS Japan Custom Index	Morgan Stanley	Call	JPY	139.99	12/11/15	349,532	43,072
Pfizer, Inc.	Citigroup Global Markets	Call	USD	33.00	01/15/16	151,300	449,537
Phillips 66	Deutsche Bank	Call	USD	75.00	05/15/15	3,737	19,432
Phillips 66	Citigroup Global Markets	Call	USD	75.00	05/15/15	18,767	97,586
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	90.00	01/15/16	46,970	132,467
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	236,161
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	148,466
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	256,697
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	221,399
Taiwan Stock Exchange	Citigroup Global Markets	Call	TWD	9000.77	09/21/16	6,700	152,597
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	TWD	9483.14	09/21/16	6,239	96,428
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Call	TWD	9677.00	12/21/16	6,300	94,631
Tokyo Stock Exchange Index	Goldman Sachs	Call	JPY	1550.00	06/12/15	275,275	114,628
Tokyo Stock Exchange Index Topix	UBS Warburg	Call	JPY	1425.00	12/11/15	134,400	181,753
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Call	JPY	1585.00	03/11/16	393,100	286,781
Tokyo Stock Exchange Price Index	Bank of America	Call	JPY	1525.00	12/11/15	263,891	222,439
Tokyo Stock Exchange Tokyo Price	Morgan Stanley	Call	JPY	1560.00	05/08/15	328,160	82,115
Tokyo Stock Exchange Tokyo Price	BNP Paribas	Call	JPY	1600.00	09/11/15	126,888	55,463
Tokyo Stock Exchange Tokyo Price	Bank of America	Call	JPY	1615.00	09/11/15	196,900	76,751
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Call	JPY	1585.00	12/11/15	278,384	169,600
Tokyo Stock Price Index	Morgan Stanley	Call	JPY	1600.00	06/12/15	200,892	68,684
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	19,930

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Chevron Corp.	Citigroup Global Markets	Put	USD	95.00	06/19/15	23,334	$31,632
CONSOL Energy, Inc.	UBS Warburg	Put	USD	38.00	04/17/15	18,350	188,555
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Put	BRL	48000.00	06/17/15	105	36,301
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	47604.37	08/12/15	132	62,225
Russell 2000 Index	UBS Warburg	Put	USD	1190.00	04/17/15	3,180	12,169
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1235.00	04/17/15	3,043	33,509
Russell 2000 Index	Deutsche Bank	Put	USD	1200.00	05/15/15	3,216	44,459
Russell 2000 Index	Morgan Stanley	Put	USD	1210.00	05/15/15	1,902	30,498
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	04/17/15	1,181	12,722
S&P 500 Index	Morgan Stanley	Put	USD	2100.00	04/17/15	962	38,687
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	04/24/15	1,181	17,988
S&P 500 Index	Morgan Stanley	Put	USD	2000.00	04/30/15	1,970	27,150
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	04/30/15	1,181	22,096
S&P 500 Index	BNP Paribas	Put	USD	2050.00	04/30/15	3,544	90,329
S&P 500 Index	Citigroup Global Markets	Put	USD	2000.00	05/15/15	985	21,069
S&P 500 Index	UBS Warburg	Put	USD	2000.00	05/15/15	985	21,069
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	05/15/15	1,181	32,062
Time Warner Cable, Inc.	Morgan Stanley	Put	USD	125.00	04/17/15	1,128	168
Transocean, Ltd.	Citigroup Global Markets	Put	USD	26.00	05/15/15	59,581	705,379

Total							$10,776,554

Over-the-counter options written as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	55.00	01/15/16	39,100	$(16,933)
Abbvie, Inc.	Citigroup Global Markets	Call	USD	60.00	05/15/15	15,600	(20,211)
Abbvie, Inc.	Barclays Bank	Call	USD	65.00	06/19/15	36,800	(23,676)
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	24.00	01/15/16	40,927	(73,992)
Aetna, Inc.	Barclays Bank	Call	USD	90.00	06/19/15	30,000	(524,700)
Bank of America Corp.	Goldman Sachs	Call	USD	19.00	01/15/16	109,500	(26,615)
Citigroup, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	50,800	(89,975)
GlaxoSmithKline Plc	Barclays Bank	Call	USD	50.00	08/21/15	77,164	(36,123)
Humana, Inc.	Goldman Sachs	Call	USD	155.00	06/19/15	18,048	(459,551)
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Call	BRL	54500.00	06/17/15	105	(49,919)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	55416.37	08/12/15	132	(88,232)
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	66.00	01/15/16	39,100	(68,799)
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	100.00	04/17/15	18,250	(68,641)
Merck & Co., Inc.	Goldman Sachs	Call	USD	65.00	01/15/16	78,450	(84,058)
MetLife, Inc.	Goldman Sachs	Call	USD	67.50	01/15/16	60,533	(12,359)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Pfizer, Inc.	Citigroup Global Markets	Call	USD	37.50	01/15/16	151,300	$(137,020)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	105.00	01/15/16	46,970	(37,052)
Russell 2000 Index	UBS Warburg	Call	USD	1270.00	04/17/15	3,180	(20,583)
Russell 2000 Index	Morgan Stanley	Call	USD	1300.00	05/15/15	1,902	(12,086)
Russell 2000 Index	Deutsche Bank	Call	USD	1300.00	05/15/15	3,216	(20,436)
Tenet Healthcare Corp.	Goldman Sachs	Call	USD	49.00	08/21/15	9,341	(52,144)
Tesla Motors, Inc.	Deutsche Bank	Call	USD	210.00	06/19/15	1,841	(14,529)
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Call	JPY	1800.00	12/11/15	278,384	(44,587)
Twitter, Inc.	Citigroup Global Markets	Call	USD	50.00	06/19/15	9,726	(49,417)
Twitter, Inc.	Credit Suisse First Boston	Call	USD	55.00	06/19/15	7,900	(19,200)
CONSOL Energy, Inc.	Barclays Bank	Put	USD	38.00	04/17/15	18,350	(188,555)
CONSOL Energy, Inc.	UBS Warburg	Put	USD	39.00	04/17/15	29,252	(329,806)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(52,285)
General Electric Co.	Deutsche Bank	Put	USD	23.00	06/19/15	73,725	(21,442)
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Put	BRL	39600.00	06/17/15	105	(4,914)
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	41501.25	08/12/15	132	(21,350)
MS Japan Custom Index	Morgan Stanley	Put	JPY	128.68	12/11/15	1,352,770	(32,774)
MS Japan Custom Index	Morgan Stanley	Put	JPY	137.22	12/11/15	349,532	(14,143)
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1150.00	04/17/15	3,043	(4,265)
Russell 2000 Index	Deutsche Bank	Put	USD	1100.00	05/15/15	3,216	(9,903)
Russell 2000 Index	Morgan Stanley	Put	USD	1110.00	05/15/15	1,902	(6,883)
S&P 500 Index	BNP Paribas	Put	USD	1965.00	04/30/15	3,544	(31,826)
Taiwan Stock Exchange	Citigroup Global Markets	Put	TWD	8100.70	09/21/16	6,700	(55,845)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	TWD	8691.29	09/21/16	6,239	(87,858)
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Put	TWD	8868.97	12/21/16	6,300	(113,557)
Tokyo Stock Exchange Index	Goldman Sachs	Put	JPY	1425.00	06/12/15	275,275	(41,503)
Tokyo Stock Exchange Index Topix	UBS Warburg	Put	JPY	1225.00	12/11/15	134,400	(18,671)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1435.00	03/11/16	393,100	(229,991)
Tokyo Stock Exchange Price Index	Bank of America	Put	JPY	1425.00	12/11/15	263,891	(118,362)
Tokyo Stock Exchange Tokyo Price	Morgan Stanley	Put	JPY	1460.00	05/08/15	328,160	(36,816)
Tokyo Stock Exchange Tokyo Price	Bank of America	Put	JPY	1435.00	09/11/15	196,900	(65,146)
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Put	JPY	1400.00	12/11/15	278,384	(108,238)
Tokyo Stock Price Index	Morgan Stanley	Put	JPY	1475.00	06/12/15	200,892	(31,829)

Total							$(3,676,800)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Exchange-traded options purchased as of March 31, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
SPDR Gold Shares(a)	Call	USD	135.00	06/19/15	146	$1,606

Total						$1,606

Exchange-traded currency options purchased as of March 31, 2015 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Japanese Yen Put Currency Option (USD/JPY)	JPMorgan Chase	116.00	06/19/15	39,096	$23,950

Total					$23,950

Over-the-counter interest rate swaptions purchased as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call		Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.50	06/30/15	4,001	$200,839
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.70	07/15/15	5,196	519,220
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.65	07/23/15	2,777	243,151
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	7,498
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	3,470
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	1,937,700	10,255
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,980	5,393

Total							$989,826

Over-the-counter interest rate swaptions written as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call		Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.25	06/30/15	4,001	$(65,531)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.40	07/23/15	1,190	(45,265)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	USD	2.05	07/23/15	793	(171,548)

Total							$(282,344)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Forward Currency Contracts

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	4/16/15	1,019,000	$793,801	$775,206	$18,595
Australian Dollar	UBS Warburg	4/16/15	1,341,000	1,045,108	1,020,168	24,940
Australian Dollar	Deutsche Bank	4/23/15	2,177,701	1,699,042	1,655,978	43,064
Australian Dollar	Morgan Stanley	4/24/15	2,168,000	1,691,365	1,648,500	42,865
Australian Dollar	Deutsche Bank	5/7/15	2,195,700	1,668,732	1,668,312	420
Australian Dollar	Morgan Stanley	5/8/15	945,200	713,697	718,132	(4,435)
Brazilian Real	BNP Paribas	4/10/15	5,170,687	1,764,619	1,616,317	148,302
Brazilian Real	Morgan Stanley	4/10/15	4,683,262	1,599,638	1,463,951	135,687
Brazilian Real	Deutsche Bank	5/22/15	1,430,620	446,887	441,764	5,123
British Pound	UBS Warburg	4/23/15	1,312,000	1,964,202	1,945,643	18,559
Canadian Dollar	Credit Suisse First Boston	4/24/15	1,501,916	1,180,000	1,185,643	(5,643)
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	763,000	725,408	37,592
Chilean Peso	UBS Warburg	8/26/15	460,660,910	766,000	728,430	37,570
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	770,000	738,632	31,368
Chinese Renminbi	JPMorgan Chase	6/9/15	7,350,064	1,169,000	1,176,370	(7,370)
Chinese Renminbi	Morgan Stanley	8/7/15	5,027,277	787,000	800,264	(13,264)
European Euro	Deutsche Bank	4/2/15	1,614,251	1,811,755	1,735,474	76,281
European Euro	Deutsche Bank	4/9/15	2,403,000	2,651,119	2,583,771	67,348
European Euro	Credit Suisse First Boston	4/10/15	1,317,000	1,488,487	1,416,094	72,393
European Euro	UBS Warburg	4/16/15	2,029,211	2,206,712	2,182,071	24,641
European Euro	BNP Paribas	6/4/15	1,057,177	1,156,471	1,137,568	18,903
Indonesian Rupiah	Credit Suisse First Boston	5/29/15	10,524,385,000	797,000	793,907	3,093
Japanese Yen	Credit Suisse First Boston	4/2/15	174,640,128	1,467,564	1,456,305	11,259
Japanese Yen	UBS Warburg	4/2/15	174,802,944	1,468,315	1,457,663	10,652
Japanese Yen	Deutsche Bank	4/20/15	160,000,000	1,369,259	1,334,656	34,603
Japanese Yen	BNP Paribas	4/24/15	173,572,532	1,450,818	1,447,967	2,851
Japanese Yen	Credit Suisse First Boston	4/30/15	149,504,150	1,248,391	1,247,306	1,085
Japanese Yen	HSBC Bank	4/30/15	163,526,060	1,365,363	1,364,291	1,072
Japanese Yen	Credit Suisse First Boston	5/7/15	280,000,000	2,373,555	2,336,210	37,345
Japanese Yen	JPMorgan Chase	5/7/15	692,718,305	5,716,226	5,779,768	(63,542)
Japanese Yen	Morgan Stanley	5/8/15	386,625,830	3,241,955	3,225,890	16,065
Japanese Yen	UBS Warburg	5/8/15	157,227,800	1,317,213	1,311,861	5,352
Japanese Yen	Deutsche Bank	5/12/15	240,000,000	2,044,293	2,002,577	41,716
Japanese Yen	Deutsche Bank	5/14/15	475,268,331	3,921,000	3,965,761	(44,761)
Japanese Yen	JPMorgan Chase	5/14/15	475,699,641	3,921,000	3,969,360	(48,360)
Japanese Yen	BNP Paribas	5/15/15	477,274,619	3,946,000	3,982,546	(36,546)
Japanese Yen	Credit Suisse First Boston	5/21/15	174,640,128	1,456,263	1,457,355	(1,092)
Japanese Yen	UBS Warburg	5/21/15	174,802,944	1,457,590	1,458,714	(1,124)
Japanese Yen	Credit Suisse First Boston	5/22/15	239,224,168	1,994,000	1,996,325	(2,325)
Japanese Yen	UBS Warburg	6/1/15	270,000,000	2,265,671	2,253,426	12,245
Japanese Yen	UBS Warburg	6/22/15	330,000,000	2,734,742	2,755,156	(20,414)
Japanese Yen	Credit Suisse First Boston	7/10/15	160,000,000	1,347,936	1,336,246	11,690
Japanese Yen	Deutsche Bank	8/10/15	200,000,000	1,687,764	1,671,211	16,553
Korean Won	Credit Suisse First Boston	5/5/15	1,738,304,400	1,554,000	1,565,828	(11,828)
Korean Won	Deutsche Bank	5/5/15	2,106,297,120	1,916,000	1,897,308	18,692
Korean Won	Morgan Stanley	6/12/15	2,214,686,800	1,982,000	1,996,332	(14,332)
Mexican Peso	Credit Suisse First Boston	4/1/15	15,069,840	1,100,261	988,108	112,153
Mexican Peso	Credit Suisse First Boston	4/10/15	11,460,330	755,062	750,930	4,132
Mexican Peso	UBS Warburg	4/10/15	11,721,951	781,000	768,072	12,928
Mexican Peso	UBS Warburg	4/16/15	11,586,000	776,490	758,856	17,634
Mexican Peso	BNP Paribas	4/17/15	11,662,609	777,310	763,822	13,488
Mexican Peso	Deutsche Bank	4/17/15	11,671,400	777,342	764,398	12,944
Mexican Peso	UBS Warburg	4/23/15	4,075,979	269,328	266,841	2,487
Mexican Peso	JPMorgan Chase	4/30/15	15,228,490	1,115,804	996,485	119,319
Mexican Peso	BNP Paribas	5/28/15	23,591,400	1,608,304	1,540,613	67,691
Mexican Peso	JPMorgan Chase	6/11/15	23,173,000	1,548,459	1,511,975	36,484
Mexican Peso	Morgan Stanley	6/25/15	15,684,420	1,040,460	1,022,500	17,960
Mexican Peso	UBS Warburg	7/9/15	32,787,660	2,232,914	2,135,377	97,537
Mexican Peso	Credit Suisse First Boston	7/23/15	15,844,030	1,070,275	1,030,798	39,477
Mexican Peso	Deutsche Bank	7/23/15	12,143,770	803,399	790,062	13,337
Mexican Peso	Credit Suisse First Boston	8/6/15	31,846,000	2,134,093	2,069,693	64,400
Mexican Peso	BNP Paribas	8/20/15	12,141,100	802,097	788,228	13,869
Mexican Peso	Deutsche Bank	8/20/15	15,861,480	1,038,497	1,029,763	8,734

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	BNP Paribas	9/3/15	11,962,030	$755,465	$775,784	$(20,319)
Mexican Peso	Morgan Stanley	9/17/15	31,997,050	2,078,829	2,072,945	5,884
Singapore Dollar	Morgan Stanley	5/7/15	1,095,252	786,000	797,663	(11,663)
Swiss Franc	BNP Paribas	4/24/15	1,977,435	1,967,000	2,037,526	(70,526)

				$106,398,942	$105,088,104	$1,310,838

Long Contracts:
British Pound	Brown Brothers Harriman	4/27/15	139,400	$212,353	$206,719	$(5,634)
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	749,197	738,632	(10,565)
European Euro	Deutsche Bank	4/2/15	1,614,251	1,703,698	1,735,474	31,776
European Euro	Deutsche Bank	4/9/15	814,667	854,512	875,952	21,440
European Euro	Credit Suisse First Boston	4/10/15	1,317,000	1,392,688	1,416,094	23,406
European Euro	UBS Warburg	4/16/15	2,029,211	2,151,574	2,182,071	30,497
European Euro	Brown Brothers Harriman	4/27/15	689,900	762,402	741,981	(20,421)
Indian Rupee	Credit Suisse First Boston	6/26/15	89,750,618	1,407,627	1,407,813	186
Indian Rupee	Credit Suisse First Boston	8/5/15	48,714,560	752,000	757,921	5,921

				$9,986,051	$10,062,657	$76,606

Centrally Cleared Credit Default Swap Agreements - Buy Protection(b)

At March 31, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2015 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	12/20/19	3.06	17,068	5.00	(1,398)	(1,181)	(217)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	3.43	853,396	5.00	(61,445)	(61,445)	—

						(62,843)	$(62,626)	(217)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(b)

At March 31, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2015 (%)(c)	Notional Amount (€)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
iTraxx Europe Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	6/20/20	2.61	1,576,469	5.00	180,143	193,697	(13,554)

						180,143	193,697	(13,554)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At March 31, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.23	3/15/17	Bank of America	1,597,500	JPY	(8,387)	(8,387)
Receive	3-Month U.S. Dollar LIBOR BBA	2.06	3/17/20	Deutsche Bank	2,463,000	PLN	6,336	6,336
Receive	3-Month U.S. Dollar LIBOR BBA	2.05	3/19/20	Deutsche Bank	821,000	PLN	2,043	2,043

							(8)	(8)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Receive	3-Month U.S. Dollar LIBOR BBA	1.03	3/11/17	JPMorgan Chase	20,300,000	USD	243	(104,674)	(104,917)
Pay	3-Month U.S. Dollar LIBOR BBA	0.99	3/17/17	JPMorgan Chase	39,700,000	USD	515	(167,053)	(167,568)
Pay	3-Month U.S. Dollar LIBOR BBA	0.97	3/17/17	JPMorgan Chase	9,920,000	USD	128	(37,796)	(37,924)
Pay	3-Month U.S. Dollar LIBOR BBA	1.08	4/7/17	JPMorgan Chase	39,600,000	USD	489	(210,834)	(211,323)
Receive	3-Month U.S. Dollar LIBOR BBA	3.48	2/5/20	JPMorgan Chase	1,187,843	NZD	13	(5,906)	(5,919)
Receive	3-Month U.S. Dollar LIBOR BBA	3.59	2/9/20	JPMorgan Chase	2,032,000	NZD	22	(2,145)	(2,167)
Receive	3-Month U.S. Dollar LIBOR BBA	3.60	2/9/20	JPMorgan Chase	2,383,000	NZD	—	(1,702)	(1,702)
Pay	3-Month U.S. Dollar LIBOR BBA	1.88	3/11/20	JPMorgan Chase	8,260,000	USD	120	147,732	147,612
Pay	3-Month U.S. Dollar LIBOR BBA	2.89	6/12/20	JPMorgan Chase	963,198	AUD	12	19,180	19,168
Receive	3-Month U.S. Dollar LIBOR BBA	2.16	3/17/25	JPMorgan Chase	2,180,000	USD	38	27,359	27,321
Receive	3-Month U.S. Dollar LIBOR BBA	2.18	3/17/25	JPMorgan Chase	4,360,000	USD	76	63,812	63,736
Receive	3-Month U.S. Dollar LIBOR BBA	2.23	3/17/25	JPMorgan Chase	4,370,000	USD	76	85,734	85,658
Receive	3-Month U.S. Dollar LIBOR BBA	2.22	4/7/25	JPMorgan Chase	8,590,000	USD	148	145,972	145,824

								(40,321)	(42,201)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Total Return Swaps at March 31, 2015

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/(Depreciation)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,350,000	JPY	$29,603
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,800,000	JPY	25,851
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	27,850,000	JPY	49,366
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	25,515,000	JPY	40,677
Citibank NA	PT Siloam International Hospitals Tbk	4/13/15	132,258	USD	869
Credit Suisse First Boston	PT Siloam International Hospitals Tbk	2/11/16	175,702	USD	2,837

					$149,203

Amounts shown as “—” are either $0 or round to less than $1.

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (5.8%):
64,917	Honeywell International, Inc.	$6,771,492
21,026	Precision Castparts Corp.	4,415,460
32,418	Raytheon Co.	3,541,667
38,465	United Technologies Corp.	4,508,098

		19,236,717

Air Freight & Logistics (1.0%):
21,309	FedEx Corp.	3,525,574

Auto Components (0.9%):
36,800	Delphi Automotive plc	2,934,432

Automobiles (0.5%):
9,672	Tesla Motors, Inc. *	1,825,783

Beverages (4.1%):
103,527	Coca-Cola Enterprises, Inc.	4,575,893
97,106	PepsiCo, Inc.	9,285,277

		13,861,170

Biotechnology (6.9%):
23,437	Alexion Pharmaceuticals, Inc. *	4,061,632
14,718	Biogen Idec, Inc. *	6,214,528
48,571	Celgene Corp. *	5,599,265
7,641	Regeneron Pharmaceuticals, Inc. *	3,449,759
32,704	Vertex Pharmaceuticals, Inc. *	3,858,091

		23,183,275

Capital Markets (2.4%):
31,605	Ameriprise Financial, Inc.	4,135,198
11,315	BlackRock, Inc., Class A	4,139,479

		8,274,677

Chemicals (2.0%):
70,577	Dow Chemical Co. (The)	3,386,284
28,154	Praxair, Inc.	3,399,315

		6,785,599

Commercial Services & Supplies (1.3%):
102,227	Tyco International plc	4,401,895

Construction Materials (1.0%):
24,089	Martin Marietta Materials, Inc.	3,367,642

Diversified Financial Services (1.4%):
19,819	IntercontinentalExchange Group, Inc.	4,623,178

Diversified Telecommunication Services (2.1%):
142,650	Verizon Communications, Inc.	6,937,070

Energy Equipment & Services (1.9%):
76,343	Schlumberger, Ltd.	6,370,060

Food & Staples Retailing (1.4%):
46,383	CVS Health Corp.	4,787,189

Food Products (2.6%):
110,031	ConAgra Foods, Inc.	4,019,432
128,951	Mondelez International, Inc., Class A	4,653,842

		8,673,274

Health Care Equipment & Supplies (1.0%):
195,213	Boston Scientific Corp. *	3,465,031

Health Care Providers & Services (3.0%):
24,389	McKesson, Inc.	5,516,792
38,569	UnitedHealth Group, Inc.	4,562,327

		10,079,119

Industrial Conglomerates (1.2%):
48,537	Danaher Corp.	4,120,791

Insurance (1.3%):
77,217	Marsh & McLennan Cos., Inc.	4,331,102

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (1.7%):
4,946	Priceline Group, Inc. (The) *	$5,757,886

Internet Software & Services (8.5%):
44,217	Akamai Technologies, Inc. *	3,141,397
118,735	Facebook, Inc., Class A *	9,761,797
11,239	Google, Inc., Class C *	6,158,972
11,239	Google, Inc., Class A *	6,234,273
14,953	LinkedIn Corp., Class A *	3,736,157

		29,032,596

IT Services (4.9%):
35,174	Accenture plc, Class A	3,295,452
64,557	Cognizant Technology Solutions Corp., Class A *	4,027,711
138,036	Visa, Inc., Class A	9,028,935

		16,352,098

Life Sciences Tools & Services (1.0%):
18,724	Illumina, Inc. *	3,475,923

Machinery (1.2%):
28,855	Cummins, Inc.	4,000,457

Media (5.2%):
37,921	AMC Networks, Inc., Class A *	2,906,265
70,937	CBS Corp., Class B	4,300,910
114,920	Comcast Corp., Class A	6,489,533
160,811	Interpublic Group of Cos., Inc. (The)	3,557,139

		17,253,847

Multiline Retail (1.9%):
41,672	Dollar General Corp. *	3,141,235
40,431	Dollar Tree, Inc. *	3,280,774

		6,422,009

Oil, Gas & Consumable Fuels (2.4%):
52,104	EOG Resources, Inc.	4,777,416
80,641	Kinder Morgan, Inc.	3,391,760

		8,169,176

Personal Products (1.5%):
59,551	Estee Lauder Co., Inc. (The), Class A	4,952,261

Pharmaceuticals (4.4%):
21,264	Actavis plc *	6,328,591
69,746	Bristol-Myers Squibb Co.	4,498,617
23,072	Perrigo Co. plc	3,819,570

		14,646,778

Real Estate Investment Trusts (REITs) (1.3%):
45,677	American Tower Corp.	4,300,490

Semiconductors & Semiconductor Equipment (0.7%):
18,017	Avago Technologies, Ltd.	2,287,799

Software (7.7%):
47,860	Adobe Systems, Inc. *	3,538,768
87,131	Fortinet, Inc. *	3,045,228
58,523	Intuit, Inc.	5,674,390
188,603	Oracle Corp.	8,138,219
80,118	Salesforce.com, Inc. *	5,352,684

		25,749,289

Specialty Retail (3.6%):
72,670	Home Depot, Inc. (The)	8,256,039
26,007	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,923,156

		12,179,195

Continued

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (7.6%):
205,113	Apple, Inc.	$25,522,211

Textiles, Apparel & Luxury Goods (4.2%):
100,700	Hanesbrands, Inc.	3,374,457
52,170	Michael Kors Holdings, Ltd. *	3,430,178
51,499	Nike, Inc., Class B	5,166,894
26,578	Under Armour, Inc., Class A *	2,146,174

		14,117,703

Total Common Stocks (Cost $242,146,449)		335,003,296

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Company (0.5%):
1,758,754	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,758,754

Total Affiliated Investment Company (Cost $1,758,754)		1,758,754

Total Investment Securities
(Cost $243,905,203)(b) - 100.1%		336,762,050
Net other assets (liabilities) - (0.1)%		(372,206)

Net Assets - 100.0%		$336,389,844

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (9.6%):
$2,979,563	American Homes 4 Rent LLC, Class A, Series 2014-SFR2, 3.79%, 10/17/36(a)	$3,102,724
2,623,507	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,707,813
2,360,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2013-5, 0.90%, 9/8/18	2,360,784
3,210,000	AmeriCredit Automobile Receivables Trust, Class A2A, Series 2014-4, 0.72%, 4/9/18	3,209,608
149,556	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(a)	161,775
2,160,000	Cabela’s Master Credit Card Trust, Class A2, Series 2013-2A, 0.82%, 8/16/21(a)(b)	2,173,167
143,484	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	143,478
2,560,000	Chrysler Capital Auto Receivables Trust, Class A3, Series 2013-BA, 0.85%, 5/15/18(a)	2,560,632
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,280,757
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,299,821
1,204,207	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	1,204,592
1,920,000	Credit Acceptance Auto Loan Trust, Class A, Series 2013-1A, 1.21%, 10/15/20(a)	1,921,261
2,840,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	2,836,444
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,201,139
427,896	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	427,876
1,004,240	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,004,323
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,055,258
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.42%, 2/15/18(a)(b)	1,593,577
3,290,000	Golden Credit Card Trust, Class A, Series 2014-1A, 0.51%, 3/15/19(a)(b)	3,287,223

Principal Amount		Fair Value
Asset Backed Securities, continued
$2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.38%, 4/25/25(a)(b)	$2,149,286
2,340,000	Invitation Homes Trust, Class A, Series 2014-SFR2, 1.27%, 9/17/31(a)(b)	2,316,064
2,345,000	Invitation Homes Trust, Class A, Series 2014-SFR3, 1.37%, 12/17/31(a)(b)	2,336,652
3,041,091	Invitation Homes Trust, Class A, Series 2015-SFR1, 1.62%, 3/17/32(a)(b)	3,055,573
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(a)	2,149,125
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.47%, 2/15/18(b)	1,829,788
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.43%, 1/15/25(a)(b)	2,176,791
2,975,000	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24(a)	2,967,354
3,195,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26(a)	3,223,947
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.72%, 2/15/18(a)(b)	1,734,984
399,161	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(a)	399,502
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	2,308,779
2,470,000	Progress Residential Trust, Class A, Series 2015-SFR1, 1.58%, 2/17/32(a)(b)	2,476,905
2,000,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-5, 1.55%, 10/15/18	2,008,498
75,389	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	75,627
886,567	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	888,024
105,496	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	105,538
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,207,192

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	$1,786,678
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,963,462
1,777,196	Santander Drive Auto Receivables Trust, Class A3, Series 2013-A, 1.02%, 1/16/18(a)	1,778,612
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	2,086,900
1,047,103	Santander Drive Auto Receivables Trust, Class R, Series 2014-S6, 1.43%, 12/16/19(a)	1,050,684
3,330,203	Silver Bay Realty 2014-1 Trust, Class A, Series 2014-1, 1.17%, 9/17/31(a)(b)	3,283,301
348,685	SLM Student Loan Trust, Class A2, Series 2004-B, 0.47%, 6/15/21(b)	346,481
2,048,714	SLM Student Loan Trust, Class A4, Series 2006-A, 0.46%, 12/15/23(b)	2,027,938
538,788	SLM Student Loan Trust, Class A1, Series 2012-A, 1.57%, 4/15/16(a)(b)	543,835
3,555,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24(a)	3,560,482
2,121,381	Sway Residential Trust, Class A, Series 2014-1, 1.47%, 1/17/20(a)(b)	2,118,463
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,021,422
1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	1,170,152

Total Asset Backed Securities (Cost $96,214,511)		96,680,291

Collateralized Mortgage Obligations (6.8%):
1,308,879	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.58%, 6/10/49(b)	1,406,064
100,096	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)	99,989
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(b)	51,162

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,576,088	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	$1,661,882
3,063,627	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2007-PW15, 5.32%, 2/11/44	3,240,784
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.71%, 6/1/40(b)	680,376
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 1.67%, 7/5/33(a)(b)	2,584,475
1,170,000	Citigroup Commercial Mortgage Trust, Class A, Series 2014-388G, 0.92%, 6/15/33(a)(b)	1,164,437
1,290,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2015-GC27, 3.14%, 2/10/48	1,321,046
2,024,400	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.04%, 12/10/49(b)	2,202,315
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	628,874
575,000	Commercial Mortgage Trust, Class A4, Series 2014-UBS3, 3.82%, 6/10/47	622,060
2,360,000	Commercial Mortgage Trust, Class A3, Series 2014-CR21, 3.53%, 12/10/47	2,498,529
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	442,917
1,901,684	Commercial Mortgage Trust, Class A, Series 2013-FL3, 1.52%, 10/13/28(a)(b)	1,905,986
1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.74%, 5/10/47(b)	1,624,666
1,975,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.02%, 2/13/32(a)(b)	1,971,451
2,245,000	Commerical Mortgage Trust, Class B, Series 2014-FL5, 2.32%, 10/15/31(a)(b)	2,237,675
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	896,940
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.81%, 6/15/16(b)	104,760

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	$1,934
1,921,596	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	1,930,628
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19(a)	1,426,929
1,013,886	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17(a)	1,031,707
3,595,000	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 1.45%, 12/15/16(a)(b)	3,594,072
10,673,091	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.73%, 2/10/46(b)	1,012,834
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,142,885
9,238,062	GS Mortgage Securities Trust, Class XA, Series 2014-GC20, 1.21%, 4/10/47(b)	691,543
1,065,000	GS Mortgage Securities Trust, Class B, Series 2014-GC22, 4.39%, 6/10/47	1,149,110
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,503,411
1,580,000	JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 9/15/47	1,704,302
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	637,951
11,400,434	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.57%, 4/15/46(b)	964,750
1,025,321	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.66%, 12/22/54(a)(b)	1,033,911
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 5.91%, 7/15/44(b)	1,305,901
2,761,735	LB-UBS Commercial Mortgage Trust, Class A1A, Series 2007-C2, 5.39%, 2/15/40	2,963,676
1,459,152	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.82%, 6/12/50(b)	1,528,194

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,227,946	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(b)	$1,284,070
2,095,039	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-3, 5.41%, 7/12/46(b)	2,206,671
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 4.90%, 11/15/46(b)	1,517,065
1,190,920	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	1,260,986
2,715,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(a)	2,857,283
163,217	Morgan Stanley Re-REMIC Trust, Class B, Series 2011-IO, 0.07%, 3/23/51(a)	161,993
555,280	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	555,724
614,250	RBSCF Trust, Class WBTA, Series 2010-RR3, 5.94%, 4/16/17(a)(b)	639,649
2,050,000	Sfave Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/35(a)(b)	2,126,565
340,589	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)	340,589
2,780,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2015-C27, 3.45%, 2/15/48	2,918,525
18,333,627	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.24%, 5/15/47(b)	1,365,837

Total Collateralized Mortgage Obligations (Cost $68,335,271)		68,205,083

Corporate Bonds (19.0%):
Aerospace & Defense (0.1%):
345,000	Boeing Co. (The), 2.85%, 10/30/24, Callable 7/30/24 @ 100^	354,138
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	79,496
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100	39,680
185,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	184,905
135,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	134,197

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$300,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	$295,316

		1,087,732

Aerospace/Defense (0.1%):
785,000	Precision Castparts Corp., 3.90%, 1/15/43, Callable 7/15/42 @ 100	804,514
400,000	United Technologies Corp., 4.50%, 6/1/42	443,656

		1,248,170

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42^	482,523

Airlines (0.1%):
695,000	American Airlines 15-1, Series A, 3.38%, 5/1/27	700,213

Banks (4.6%):
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,657,005
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	443,223
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,328,725
820,000	Bank of America Corp., 5.63%, 10/14/16	873,035
1,315,000	Bank of America Corp., 0.51%, 10/14/16(b)	1,310,227
1,050,000	Bank of America Corp., Series L, 1.35%, 11/21/16^	1,050,021
1,065,000	Bank of America Corp., 1.33%, 3/22/18, MTN(b)	1,077,125
3,702,000	Bank of America Corp., 2.60%, 1/15/19	3,767,864
700,000	Bank of America Corp., 4.20%, 8/26/24	724,196
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	589,734
345,000	Bank of America Corp., 5.00%, 1/21/44, MTN	395,999
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	1,180,309
1,035,000	Citigroup, Inc., 1.05%, 4/1/16(b)	1,037,756
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,264,405
2,580,000	Citigroup, Inc., 1.80%, 2/5/18^	2,585,386
1,180,000	Citigroup, Inc., 2.50%, 7/29/19^	1,196,824
1,230,000	Citigroup, Inc., 2.40%, 2/18/20^	1,234,389
170,000	Citigroup, Inc., 4.95%, 11/7/43^	196,451
1,205,000	HSBC USA, Inc., 1.70%, 3/5/18	1,207,256
2,290,000	HSBC USA, Inc., 2.35%, 3/5/20	2,301,451
1,630,000	HSBC USA, Inc., 3.50%, 6/23/24^	1,703,262
1,350,000	JPMorgan Chase & Co., Series G, 0.88%, 2/26/16(b)	1,353,498
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17	740,818

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$720,000	JPMorgan Chase & Co., 6.00%, 1/15/18	$805,346
775,000	JPMorgan Chase & Co., 1.16%, 1/25/18(b)	784,461
1,380,000	JPMorgan Chase & Co., Series H, 1.70%, 3/1/18, Callable 2/1/18 @ 100	1,385,545
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19	1,097,980
1,180,000	JPMorgan Chase & Co., 2.25%, 1/23/20, Callable 12/23/19 @ 100	1,182,528
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	138,168
130,000	JPMorgan Chase & Co., 3.25%, 9/23/22	132,952
2,205,000	JPMorgan Chase & Co., 3.63%, 5/13/24	2,292,737
515,000	JPMorgan Chase & Co., 3.88%, 9/10/24	528,333
1,565,000	Wells Fargo & Co., 1.25%, 7/20/16	1,573,623
1,300,000	Wells Fargo & Co., 1.40%, 9/8/17^	1,305,749
1,170,000	Wells Fargo & Co., 0.89%, 4/23/18(b)	1,177,405
1,145,000	Wells Fargo & Co., 2.15%, 1/30/20	1,150,907
1,080,000	Wells Fargo & Co., 3.30%, 9/9/24^	1,115,457
1,105,000	Wells Fargo & Co., 3.00%, 2/19/25, MTN	1,109,752
1,040,000	Wells Fargo & Co., 4.10%, 6/3/26^	1,097,271

		46,097,173

Beverages (0.0%):
375,000	Anheuser-Busch InBev NV, 3.75%, 7/15/42	365,693

Biotechnology (0.2%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	476,505
545,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	627,709
395,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	471,260

		1,575,474

Capital Markets (2.4%):
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100	207,977
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,042,686
1,055,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	1,318,228
370,000	General Electric Capital Corp., 4.38%, 9/16/20	410,739
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	736,704
905,000	Goldman Sachs Group, Inc. (The), 0.71%, 3/22/16(b)	904,759

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$1,175,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18^	$1,199,006
915,000	Goldman Sachs Group, Inc. (The), 1.45%, 4/30/18(b)	927,694
1,962,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18^	2,027,751
192,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19^	196,160
3,000,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19^	3,041,699
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100^	616,490
190,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	196,531
795,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25, Callable 10/23/24 @ 100^	810,276
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	399,812
2,525,000	Morgan Stanley, 6.00%, 4/28/15, MTN	2,533,322
1,070,000	Morgan Stanley, 4.75%, 3/22/17	1,139,115
311,000	Morgan Stanley, 1.88%, 1/5/18	313,128
414,000	Morgan Stanley, 2.13%, 4/25/18	418,547
470,000	Morgan Stanley, 2.38%, 7/23/19^	473,507
425,000	Morgan Stanley, 2.65%, 1/27/20	430,917
870,000	Morgan Stanley, 3.75%, 2/25/23	911,185
290,000	Morgan Stanley, Series F, 3.88%, 4/29/24	304,959
730,000	Morgan Stanley, 3.70%, 10/23/24	761,085
1,020,000	Morgan Stanley, 4.30%, 1/27/45	1,056,952
1,740,000	State Street Capital Trust IV, 1.27%, 6/15/37, Callable 5/11/15 @ 100(b)	1,470,300
260,863	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	272,928

		24,122,457

Chemicals (0.2%):
233,000	Dow Chemical Co. (The), 4.25%, 10/1/34, Callable 4/1/34 @ 100	237,012
265,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	265,898
555,000	Eastman Chemical Co., 2.40%, 6/1/17	566,638
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	415,927
690,000	Eastman Chemical Co., 3.80%, 3/15/25, Callable 12/15/24 @ 100^	716,730

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$70,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	$73,462

		2,275,667

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	537,295
140,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	143,488
175,000	Waste Management, Inc., 4.10%, 3/1/45, Callable 9/1/44 @ 100	178,817

		859,600

Consumer Finance (0.5%):
1,135,000	American Express Credit Corp., 1.13%, 6/5/17	1,134,776
975,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	974,864
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100^	288,346
2,575,000	Capital One Bank USA NA, Series BKNT, 2.25%, 2/13/19, Callable 1/13/19 @ 100^	2,588,633
125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	125,543

		5,112,162

Diversified Financial Services (0.3%):
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,156,711
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18^(a)	1,102,533
1,090,000	General Electric Capital Corp., 0.97%, 4/2/18^(b)	1,101,611

		3,360,855

Diversified Telecommunication Services (0.9%):
860,000	AT&T, Inc., 0.90%, 2/12/16	861,364
317,000	AT&T, Inc., 2.30%, 3/11/19	319,427
3,000,000	AT&T, Inc., 3.74%, 11/27/22, Callable 5/27/15 @ 70(a)(d)	2,329,694
940,000	AT&T, Inc., 2.63%, 12/1/22, Callable 9/1/22 @ 100^	915,457
257,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	263,176
550,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100^	533,128
1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,370,048
2,120,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	2,159,546
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	544,735

		9,296,575

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Education (0.1%):
$700,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	$834,852

Electric Utilities (0.5%):
425,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	459,988
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100^	465,423
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	376,132
195,000	DTE Electric Co., 3.70%, 3/15/45, Callable 9/15/44 @ 100	198,972
900,000	DTE Energy Co., Series F, 3.85%, 12/1/23, Callable 9/1/23 @ 100	960,468
615,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	669,235
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	230,583
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	413,825
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	283,057
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	248,577
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	35,155
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	211,126

		4,552,541

Electrical Equipment (0.3%):
840,000	Eaton Corp., 1.50%, 11/2/17	843,192
255,000	Eaton Corp., 4.00%, 11/2/32^	268,078
1,720,000	General Electric Co., 2.70%, 10/9/22	1,749,418

		2,860,688

Electronic Equipment, Instruments & Components (0.0%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	122,825

Food & Staples Retailing (0.0%):
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	323,525

Food Products (0.1%):
1,425,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	1,430,228

Health Care Equipment & Supplies (0.3%):
840,000	Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	849,977
210,000	Baxter International, Inc., 3.20%, 6/15/23, Callable 3/15/23 @ 100	213,033

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$170,000	Becton, Dickinson & Co., 1.80%, 12/15/17	$171,303
125,000	Becton, Dickinson & Co., 2.68%, 12/15/19	127,677
180,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	188,388
270,000	CareFusion Corp., 3.88%, 5/15/24, Callable 2/15/24 @ 100	284,405
515,000	Medtronic, Inc., 3.50%, 3/15/25(a)	538,376
665,000	Medtronic, Inc., 4.63%, 3/15/45(a)	753,759

		3,126,918

Health Care Providers & Services (0.5%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	400,221
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100^	418,304
325,000	Memorial Sloan-Kettering, Series 2015, 4.20%, 7/1/55	329,229
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17^	732,048
610,000	UnitedHealth Group, Inc., 2.88%, 12/15/21	626,211
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100^	443,585
325,000	WellPoint, Inc., 3.30%, 1/15/23	330,143
1,180,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	1,209,728
300,000	WellPoint, Inc., 5.10%, 1/15/44	344,094

		4,833,563

Household Products (0.0%):
160,000	Kimberly-Clark Corp., 2.65%, 3/1/25	160,286

Independent Power and Renewable Electricity Producers (0.6%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	278,577
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	338,329
65,000	Florida Power & Light Co., 5.95%, 2/1/38	88,403
845,000	Florida Power Corp., 6.40%, 6/15/38	1,200,018
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	50,904
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	609,206
850,000	PacifiCorp, 5.65%, 7/15/18	961,852
395,000	PacifiCorp, 5.75%, 4/1/37	516,931
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100^	679,519
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	395,960

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100^	$849,646

		5,969,345

Industrial Conglomerates (0.1%):
495,000	3M Co., 3.88%, 6/15/44	529,383

Insurance (1.1%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	442,823
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	136,044
1,080,000	American International Group, Inc., 4.88%, 6/1/22	1,227,369
690,000	American International Group, Inc., 4.13%, 2/15/24	746,943
305,000	American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	306,526
695,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	746,025
526,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	530,108
405,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43^	442,118
410,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43^	435,026
115,000	Lincoln National Corp., 3.35%, 3/9/25	116,316
555,000	Loews Corp., 4.13%, 5/15/43, Callable 11/15/42 @ 100	547,398
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(a)	1,709,999
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,200,691
310,000	MetLife, Inc., 4.05%, 3/1/45	321,042
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	917,665
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	91,606
720,000	Prudential Financial, Inc., 3.50%, 5/15/24^	736,978

		10,654,677

IT Services (0.1%):
450,000	MasterCard, Inc., 3.38%, 4/1/24	473,753

Life Sciences Tools & Services (0.0%):
280,000	Thermo Fisher Scientific, Inc., 5.30%, 2/1/44, Callable 8/1/43 @ 100^	334,441

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100^	607,320

Media (0.9%):
875,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	947,917

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	Comcast Corp., 6.50%, 11/15/35	$271,843
330,000	Comcast Corp., 6.45%, 3/15/37	446,858
935,000	Comcast Corp., 4.65%, 7/15/42^	1,042,235
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	585,881
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	587,651
730,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.20%, 3/15/20^	823,912
150,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	160,199
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	190,601
111,000	Discovery Communications, Inc., 4.88%, 4/1/43	115,986
1,135,000	NBCUniversal Enterprise, Inc., 0.94%, 4/15/18(a)(b)	1,143,340
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	321,355
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	886,085
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	549,543
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16^	844,194

		8,917,600

Metals & Mining (0.1%):
870,000	Freeport-McMoRan, Inc., 4.00%, 11/14/21^	849,147
340,000	Freeport-McMoRan, Inc., 5.40%, 11/14/34, Callable 5/14/34 @ 100	310,857

		1,160,004

Multiline Retail (0.0%):
390,000	Target Corp., 4.00%, 7/1/42^	413,184

Multi-Utilities (0.2%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	200,403
505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	669,819
555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	570,344
470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	447,969

		1,888,535

Oil, Gas & Consumable Fuels (1.8%):
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,253,078
225,000	Continental Resources, Inc., 4.90%, 6/1/44, Callable 12/1/43 @ 100^	198,430

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$690,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	$740,152
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	246,956
220,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100	223,979
1,390,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	1,612,382
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	523,115
370,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100	381,942
200,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	213,815
810,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	907,473
1,415,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,491,056
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	538,339
520,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	533,223
925,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	934,180
520,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21, Callable 1/1/21 @ 100	524,130
165,000	Kinder Morgan Energy Partners LP, 3.95%, 9/1/22, Callable 6/1/22 @ 100	167,581
60,000	Kinder Morgan Energy Partners LP, 3.50%, 9/1/23, Callable 6/1/23 @ 100^	58,823
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	224,870
910,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 5/15/24 @ 100	942,802
668,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100^	679,798
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	538,208
1,045,000	Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	1,107,267

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$335,000	Plains All American Pipeline LP, 4.90%, 2/15/45, Callable 8/15/44 @ 100^	$352,238
900,000	Williams Partners LP, 4.00%, 11/15/21	923,867
870,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	867,283
220,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100^	228,111
120,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100^	119,739

		17,532,837

Paper & Forest Products (0.1%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	405,051
821,000	International Paper Co., 3.65%, 6/15/24, Callable 3/15/24 @ 100^	837,072
191,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100^	196,166

		1,438,289

Pharmaceuticals (0.8%):
795,000	Abbvie, Inc., 2.00%, 11/6/18	794,506
535,000	Abbvie, Inc., 4.40%, 11/6/42	550,738
400,000	Bristol-Myers Squibb Co., 4.50%, 3/1/44, Callable 9/1/43 @ 100^	454,544
205,000	Eli Lilly & Co., 3.70%, 3/1/45, Callable 9/1/44 @ 100	205,057
635,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)	706,091
1,020,000	Merck & Co., Inc., 0.62%, 5/18/18(b)	1,023,146
160,000	Merck & Co., Inc., 2.35%, 2/10/22	160,141
290,000	Merck & Co., Inc., 2.75%, 2/10/25, Callable 11/10/24 @ 100	289,765
450,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	452,128
265,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100	305,948
710,000	Pfizer, Inc., 3.40%, 5/15/24	745,238
125,000	Pfizer, Inc., 4.30%, 6/15/43	134,994
130,000	Pfizer, Inc., 4.40%, 5/15/44	142,971
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	997,309
1,174,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	1,172,895

		8,135,471

Property & Casualty Insurance (0.0%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24^	339,032

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs) (0.3%):
$835,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	$882,204
380,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	408,973
1,225,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	1,244,849
485,000	UDR, Inc., 3.75%, 7/1/24, Callable 4/1/24 @ 100	503,026

		3,039,052

Road & Rail (0.2%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	396,398
445,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	508,006
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100^	135,231
95,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	92,800
240,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100^	285,747
70,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	68,284
505,000	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	513,228

		1,999,694

Software (0.3%):
260,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	259,315
280,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	281,067
1,401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	1,472,715
1,040,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	1,128,467

		3,141,564

Specialty Retail (0.2%):
215,000	Home Depot, Inc., 4.40%, 3/15/45, Callable 9/15/44 @ 100	240,055
465,000	Lowe’s Cos., Inc., 4.65%, 4/15/42, Callable 10/15/41 @ 100	532,949
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	611,975
815,000	Penske Truck Leasing Co. LP, 3.13%, 5/11/15(a)	816,722

		2,201,701

Technology Hardware, Storage & Peripherals (0.2%):
860,000	Apple, Inc., 2.85%, 5/6/21	896,058
410,000	Apple, Inc., 3.45%, 5/6/24	435,153
230,000	Apple, Inc., 2.50%, 2/9/25^	225,083

Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$340,000	Apple, Inc., 3.45%, 2/9/45	$322,741

		1,879,035

Tobacco (0.3%):
680,000	Altria Group, Inc., 5.38%, 1/31/44	795,271
1,360,000	Lorillard Inc., 3.75%, 5/20/23, Callable 2/20/23 @ 100	1,384,702
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	168,024
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	19,689
370,000	Philip Morris International, Inc., 4.13%, 3/4/43	379,087
425,000	Philip Morris International, Inc., 4.88%, 11/15/43^	484,194

		3,230,967

Trading Companies & Distributors (0.1%):
825,000	GATX Corp., 2.50%, 7/30/19	831,362

Wireless Telecommunication Services (0.1%):
316,000	AT&T, Inc., 2.38%, 11/27/18	320,068
122,000	AT&T, Inc., 5.35%, 9/1/40	133,141
295,000	AT&T, Inc., 5.55%, 8/15/41	331,768
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	610,316

		1,395,293

Total Corporate Bonds (Cost $185,344,905)		190,942,259

Yankee Dollars (8.7%):
Banks (3.2%):
1,965,000	Asian Development Bank, Series G, 0.75%, 1/11/17^	1,969,556
1,045,000	Barclays Bank plc, 2.75%, 11/8/19^	1,055,295
210,000	Barclays Bank plc, 5.14%, 10/14/20	233,313
2,235,000	Barclays Bank plc, 3.75%, 5/15/24^	2,353,233
675,000	BPCE SA, 5.70%, 10/22/23(a)	746,512
430,000	BPCE SA, 4.50%, 3/15/25(a)	436,219
790,000	Caixa Economica Federal, 2.38%, 11/6/17(a)	745,918
645,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20, MTN	650,807
920,000	Credit Agricole SA, 3.88%, 4/15/24(a)	974,321
565,000	Credit Agricole SA, 4.38%, 3/17/25(a)	571,301
710,000	HSBC Holdings plc, 5.25%, 3/14/44	808,424
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,165,764
2,005,000	ING Bank NV, 1.80%, 3/16/18(a)	2,017,417
314,000	ING Bank NV, 5.80%, 9/25/23(a)	355,485
1,914,000	KFW, 0.50%, 7/15/16	1,914,727
1,856,000	Kommunalbanken AS, 0.38%, 10/31/16(a)(b)	1,857,264

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,110,000	National Bank of Canada, 1.50%, 6/26/15	$1,113,005
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	812,472
1,185,000	Nordea Bank AB, 2.38%, 4/4/19(a)	1,206,751
555,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(a)	565,797
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15	2,615,531
386,000	Oriental Republic of Uruguay, 4.50%, 8/14/24	418,810
1,020,000	Rabobank Nederland NY, 2.25%, 1/14/20, MTN	1,030,336
2,005,000	Royal Bank of Canada, 1.13%, 7/22/16^	2,017,016
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,718,858
1,275,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20, MTN	1,283,799
650,000	Swedbank AB, 2.20%, 3/4/20(a)	652,959
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(a)	1,528,412

		33,819,302

Capital Markets (0.4%):
1,035,000	Credit Suisse Group AG, 2.75%, 3/26/20^(a)	1,040,905
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,385,170
1,155,000	Deutsche Bank AG, 1.88%, 2/13/18	1,156,627

		3,582,702

Chemicals (0.0%):
145,000	Agrium, Inc., 4.13%, 3/15/35, Callable 9/15/34 @ 100	143,760

Diversified Financial Services (0.7%):
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,437,310
3,685,000	NRAM plc, 5.63%, 6/22/17(a)	4,031,066

		6,468,376

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(a)	629,448

Government (0.1%):
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	730,575

Hotels, Restaurants & Leisure (0.2%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,597,397

Insurance (0.1%):
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	198,834
310,000	Manulife Financial Corp., 3.40%, 9/17/15	313,818

		512,652

Principal Amount		Fair Value
Yankee Dollars, continued
Internet & Catalog Retail (0.1%):
$885,000	Alibaba Group Holding, Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100^(a)	$885,304

Machinery (0.1%):
580,000	Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24, Callable 8/1/24 @ 100	589,727

Media (0.0%):
370,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24(a)	382,523

Multi-National (0.8%):
1,885,000	African Development Bank, 0.75%, 10/18/16	1,890,235
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,643,026
1,415,000	FMS Wertmanagement, 1.13%, 9/5/17	1,423,697
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,828,982

		7,785,940

Oil, Gas & Consumable Fuels (1.2%):
945,000	BP Capital Markets plc, 0.77%, 5/10/18(b)	944,428
575,000	BP Capital Markets plc, 4.74%, 3/11/21	641,771
575,000	BP Capital Markets plc, 2.75%, 5/10/23	560,914
555,000	Ecopetrol SA, 4.13%, 1/16/25	531,346
525,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	508,858
55,000	Ensco plc, 5.75%, 10/1/44, Callable 4/1/44 @ 100	53,269
774,000	Petrobras Global Finance BV, 6.25%, 3/17/24^	729,727
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16^	1,059,351
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	59,813
107,000	Petroleos Mexicanos, 6.00%, 3/5/20^	122,034
2,923,000	Petroleos Mexicanos, 4.88%, 1/24/22	3,102,033
270,000	Petroleos Mexicanos, 4.88%, 1/18/24	285,795
888,000	Petroleos Mexicanos, 5.63%, 1/23/46(a)	901,320
295,000	Shell International Finance BV, 4.55%, 8/12/43	334,387
800,000	Statoil ASA, 2.45%, 1/17/23	787,182
1,100,000	Statoil ASA, 3.70%, 3/1/24	1,174,897
175,000	TransCanada Pipelines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	188,361
460,000	TransCanada Pipelines, Ltd., 7.63%, 1/15/39	662,575
175,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100	127,695

		12,775,756

Personal Products (0.1%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	700,680

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Personal Products, continued
$670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	$675,992

		1,376,672

Pharmaceuticals (0.7%):
2,270,000	Actavis Funding SCS, 2.35%, 3/12/18	2,300,700
1,770,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	1,810,860
1,115,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100^	1,151,727
505,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	521,175
625,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	651,449
750,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	796,616
160,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	170,057

		7,402,584

Sovereign Bonds (0.8%):
620,000	Canada Government, 1.63%, 2/27/19^	629,201
1,349,000	Federal Republic of Brazil, 4.88%, 1/22/21^	1,416,450
1,070,000	Federal Republic of Brazil, 2.63%, 1/5/23^	960,325
1,041,000	Federal Republic of Brazil, 4.25%, 1/7/25^	1,020,180
1,270,000	Republic of Colombia, 4.00%, 2/26/24	1,309,370
281,000	Republic of Peru, 5.63%, 11/18/50	343,523
430,000	Republic of South Africa, 5.38%, 7/24/44^	462,078
262,000	United Mexican States, 3.50%, 1/21/21^	272,742
562,000	United Mexican States, 4.00%, 10/2/23	594,596
940,000	United Mexican States, 3.60%, 1/30/25	964,675

		7,973,140

Wireless Telecommunication Services (0.1%):
646,000	Vodafone Group plc, 2.95%, 2/19/23^	635,527
74,000	Vodafone Group plc, 6.15%, 2/27/37	89,794

		725,321

Total Yankee Dollars (Cost $86,061,033)		87,381,179

Municipal Bonds (1.1%):
California (0.1%):
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	801,297

Principal Amount		Fair Value
Municipal Bonds
California, continued
$360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ 100	$409,205

		1,210,502

Illinois (0.2%):
1,320,000	Illinois State, GO, 5.50%, 7/1/24, Callable 7/1/23 @ 100	1,536,137

Nevada (0.1%):
1,100,000	Las Vegas Valley Nevada Water District, GO, 5.00%, 6/1/39, Callable 12/1/24 @ 100	1,273,162

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	509,877

Missouri (0.1%):
460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	525,826

New Jersey (0.3%):
2,005,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	2,142,422
420,000	New Jersey State Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/44	469,757

		2,612,179

New York (0.2%):
895,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	1,088,499
670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	759,968

		1,848,467

Total Municipal Bonds (Cost $9,154,884)		9,516,150

U.S. Government Agency Mortgages (29.2%):
Federal Farm Credit Bank (0.2%)
2,120,000	2.35%, 4/24/23, Callable 4/15/15 @ 100	2,115,510
Federal Home Loan Mortgage Corporation (4.7%)
1,299,000	1.00%, 9/27/17	1,303,987
1,014,704	Class BW, Series 3738, 3.50%, 10/15/28	1,052,084
591,000	4.47%, 9/15/29(d)	378,762
1,694,000	4.65%, 12/17/29(d)	1,094,831
197,000	4.74%, 3/15/31(d)	122,064

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$190,000	6.75%, 3/15/31	$290,043
150,846	5.00%, 7/1/35, Pool #G01840	168,003
199,591	5.00%, 7/1/35, Pool #G01838	222,181
466,601	6.00%, 4/1/39, Pool #G07613	534,268
100,994	4.50%, 7/1/40, Pool #A93010	110,222
87,635	4.00%, 10/1/40, Pool #A95923	94,969
88,502	4.00%, 11/1/40, Pool #A94977	95,909
90,180	4.00%, 11/1/40, Pool #A94779	97,721
93,350	4.00%, 11/1/40, Pool #A95144	101,169
134,731	3.12%, 3/1/41, Pool #1B8062(b)	142,198
1,808,361	5.50%, 6/1/41, Pool #G07553	2,027,661
174,703	4.00%, 10/1/41, Pool #Q04022	189,345
81,915	4.00%, 10/1/41, Pool #Q03841	88,794
329,060	5.00%, 10/1/41, Pool #G07642	365,178
3,100,000	5.00%, 11/1/41, Pool #G07962	3,444,576
1,537,816	Class BU, Series 4150, 4.00%, 2/15/42	1,671,022
530,534	3.50%, 4/1/42, Pool #C03811	560,481
278,768	2.03%, 7/1/42, Pool #2B0646(b)	289,722
549,681	3.00%, 1/1/43, Pool #Q14866	562,229
95,103	3.50%, 2/1/43, Pool #Q15442	100,677
366,940	3.00%, 3/1/43, Pool #Q16403	375,316
539,343	3.00%, 3/1/43, Pool #Q16673	551,452
644,830	3.00%, 3/1/43, Pool #Q16567	659,353
174,208	3.00%, 4/1/43, Pool #Q17095	178,314
368,040	3.50%, 7/1/43, Pool #Q20021	389,610
3,661,214	3.00%, 7/1/43, Pool #V80169	3,744,743
366,023	3.50%, 7/1/43, Pool #Q20206	386,681
838,724	3.50%, 8/1/43, Pool #V80355	887,881
2,012,454	3.00%, 8/1/43, Pool #G07550	2,058,122
167,666	4.00%, 9/1/43, Pool #Q21579	182,083
798,842	4.50%, 12/1/43, Pool #Q23779	870,288
46,201	3.50%, 1/1/44, Pool #Q24368	48,810
300,000	4.00%, 4/1/44, Pool #Q25643	325,194
37,234	3.50%, 4/1/44, Pool #Q25812	39,334
2,400,000	3.00%, 4/15/44	2,448,375

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$95,509	3.50%, 5/1/44, Pool #Q26362	$100,903
33,911	3.50%, 5/1/44, Pool #Q26452	35,823
52,573	3.50%, 5/1/44, Pool #Q26218	55,653
23,686	3.50%, 5/1/44, Pool #Q25988	25,024
47,636	3.50%, 6/1/44, Pool #Q26707	50,317
41,441	3.50%, 7/1/44, Pool #Q27319	43,867
374,421	4.50%, 7/1/44, Pool #Q27375	409,595
194,762	3.50%, 8/1/44, Pool #Q27843	205,751
1,039,207	4.00%, 8/1/44, Pool #G07786	1,129,043
192,084	3.50%, 9/1/44, Pool #Q28605	202,946
87,576	3.50%, 9/1/44, Pool #Q28604	92,718
235,289	4.50%, 10/1/44, Pool #Q29187	257,500
3,580,815	4.00%, 1/1/45, Pool #G08624	3,828,181
28,886	4.00%, 2/1/45, Pool #Q31128	31,491
71,697	4.00%, 2/1/45, Pool #Q31338	78,161
1,600,000	3.50%, 4/15/45	1,676,844
3,300,000	4.50%, 5/15/45	3,589,524
2,900,000	3.50%, 5/15/45	3,032,086
700,000	5.50%, 5/15/45	784,875
2,675,000	4.00%, 5/15/45	2,852,636

		46,736,590

Federal National Mortgage Association (18.2%)
170,060	4.00%, 7/1/19, Pool #AE0968	179,688
21,286	Class NT, Series 2009-70, 4.00%, 8/25/19	21,997
191,551	5.50%, 3/1/20, Pool #888557	201,353
359,894	4.00%, 7/1/24, Pool #AL1938	382,660
406,408	5.50%, 7/1/25, Pool #AE0096	457,319
3,298,153	3.50%, 12/1/25, Pool #AH1359	3,536,123
466,784	4.00%, 9/1/26, Pool #AL2683	497,323
4,786,997	4.00%, 5/1/27, Pool #AL5956	5,068,333
5,849,682	2.50%, 5/1/28, Pool #310125	6,024,856
2,863,723	3.50%, 9/1/28, Pool #AL4245	3,069,552
897,510	3.50%, 10/1/28, Pool #AV0198	961,786
1,154,919	3.50%, 11/1/28, Pool #AV1360	1,237,509
771,166	Class CD, Series 2011-56, 3.50%, 1/25/29	796,607
808,783	3.50%, 2/1/29, Pool #AL4922	866,698
928,142	3.00%, 4/1/29, Pool #AW0937	977,916
400,000	2.50%, 4/25/29	410,812
4,275,000	3.00%, 4/25/29	4,481,402
661,466	3.00%, 5/1/29, Pool #AW2544	697,730

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,223,869	3.00%, 6/1/29, Pool #AS2676	$1,289,629
2,757,915	3.50%, 8/1/29, Pool #AL5884	2,955,971
885,094	3.50%, 9/1/29, Pool #AL5806	948,651
595,669	3.50%, 9/1/29, Pool #AX0105	638,517
847,228	3.00%, 9/1/29, Pool #AS3220	892,857
99,100	3.50%, 10/1/29, Pool #AX2741	106,241
3,881,867	3.50%, 12/1/29, Pool #AL6161	4,167,452
2,605,000	5.67%, 1/15/30(d)	1,645,196
1,700,000	2.00%, 4/25/30	1,701,926
1,100,000	5.00%, 4/25/30	1,155,845
100,000	4.50%, 4/25/30	104,827
3,901,000	5.20%, 5/15/30(d)	2,437,715
300,000	2.50%, 5/25/30	307,488
3,800,000	3.00%, 5/25/30	3,976,047
354,255	5.50%, 1/1/33, Pool #676661	400,815
359,726	5.00%, 2/1/33, Pool #AB0107	401,813
240,565	5.50%, 5/1/33, Pool #555424	272,477
490,718	5.00%, 7/1/33, Pool #709212	548,037
1,917,405	5.00%, 9/1/33, Pool #741878	2,141,477
164,755	5.00%, 7/1/34, Pool #725589	184,110
2,556,498	5.00%, 2/1/35, Pool #931574	2,846,872
1,542,768	5.00%, 2/1/35, Pool #AB0117	1,724,956
88,182	5.00%, 2/1/35, Pool #AB0108	98,501
2,353,503	5.00%, 2/1/35, Pool #AB0112	2,629,267
559,250	5.50%, 2/1/35, Pool #735989	633,419
46,746	6.00%, 4/1/35, Pool #735504	53,715
2,465,741	5.00%, 4/1/36, Pool #AB0111	2,754,044
1,314,532	5.50%, 9/1/36, Pool #995113	1,488,543
107,517	5.50%, 2/1/38, Pool #961545	120,986
46,804	6.00%, 3/1/38, Pool #889529	53,863
147,837	6.00%, 5/1/38, Pool #889466	170,394
253,484	5.50%, 5/1/38, Pool #889441	285,287
348,375	5.50%, 5/1/38, Pool #889692	392,017
243,563	5.50%, 6/1/38, Pool #995018	274,074
67,096	5.50%, 9/1/38, Pool #889995	75,501
164,021	6.00%, 10/1/38, Pool #889983	187,085
295,512	4.50%, 4/1/39, Pool #930922	325,447
300,079	4.50%, 5/1/39, Pool #AL1472	331,183
171,263	5.50%, 10/1/39, Pool #AD0362	194,319
169,258	5.50%, 12/1/39, Pool #AD0571	192,451
1,065,273	6.00%, 4/1/40, Pool #AL4141	1,214,702
98,776	4.50%, 4/1/40, Pool #AD4038	108,877
212,275	6.50%, 5/1/40, Pool #AL1704	243,712
549,315	4.50%, 7/1/40, Pool #AD7127	601,158
248,450	4.50%, 7/1/40, Pool #AB1226	271,644
1,502,062	4.50%, 8/1/40, Pool #AD8036	1,644,085

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$119,048	6.00%, 9/1/40, Pool #AE0823	$135,823
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,953,293
164,858	2.89%, 2/1/41, Pool #AH6958(b)	173,700
1,990,427	5.00%, 4/1/41, Pool #AH6176	2,228,383
1,531,160	5.00%, 4/1/41, Pool #AH6283	1,714,440
2,217,183	4.50%, 4/1/41, Pool #AL6302	2,428,200
235,990	6.00%, 6/1/41, Pool #AL4142	269,086
130,010	4.50%, 7/1/41, Pool #AB3314	142,403
300,874	3.25%, 7/1/41, Pool #AL0533(b)	319,968
99,799	4.50%, 9/1/41, Pool #AI8961	111,068
96,429	3.50%, 1/1/42, Pool #AK2073	102,030
166,152	4.00%, 5/1/42, Pool #AT6144	181,225
81,479	3.50%, 6/1/42, Pool #AL2168	86,263
80,125	3.50%, 6/1/42, Pool #AO3107	84,777
1,577,347	4.00%, 7/1/42, Pool #AL4244	1,720,438
90,125	2.24%, 7/1/42, Pool #AO6482(b)	93,855
351,921	2.02%, 7/1/42, Pool #AP0006(b)	367,085
877,573	4.50%, 9/1/42, Pool #AL2482	959,089
1,570,000	4.50%, 9/1/42, Pool #AL5231	1,714,919
95,513	3.50%, 10/1/42, Pool #AQ0393	101,328
378,654	3.00%, 12/1/42, Pool #AB7271	388,231
315,038	3.00%, 12/1/42, Pool #AB7425	322,986
951,873	3.00%, 1/1/43, Pool #AB7458	975,614
648,689	3.00%, 1/1/43, Pool #AB7755	665,075
1,027,986	3.00%, 1/1/43, Pool #AB7567	1,053,670
946,675	3.00%, 1/1/43, Pool #AB7497	970,269
470,901	3.50%, 2/1/43, Pool #AL2935	498,919
1,315,457	3.00%, 2/1/43, Pool #AL3162	1,349,522
356,320	3.00%, 2/1/43, Pool #AB8558	365,557
356,300	3.00%, 2/1/43, Pool #AB7762	365,519
229,134	3.00%, 3/1/43, Pool #AB8830	234,928
651,892	3.00%, 3/1/43, Pool #AB8701	668,374
178,443	3.00%, 3/1/43, Pool #AR7576	182,765
251,286	3.00%, 3/1/43, Pool #AR9218	257,450
697,542	3.00%, 3/1/43, Pool #AR9194	715,584
146,348	3.00%, 3/1/43, Pool #AR7568	149,904

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$85,247	3.00%, 3/1/43, Pool #AB8712	$87,404
86,145	3.00%, 4/1/43, Pool #AB9033	88,323
173,688	3.00%, 4/1/43, Pool #AB8924	177,938
337,910	3.00%, 4/1/43, Pool #AT2040	346,199
609,697	3.00%, 4/1/43, Pool #AB9016	625,096
184,711	3.00%, 4/1/43, Pool #AT2043	189,217
112,799	3.00%, 4/1/43, Pool #AT2037	115,544
275,603	3.00%, 4/1/43, Pool #AR8630	282,301
185,719	3.00%, 4/1/43, Pool #AB8923	190,233
443,218	3.00%, 5/1/43, Pool #AB9173	454,708
313,979	3.00%, 5/1/43, Pool #AB9462	322,583
2,535,468	3.00%, 5/1/43, Pool #AT5974	2,601,090
261,224	3.00%, 5/1/43, Pool #AT6654	267,980
699,651	3.00%, 5/1/43, Pool #AT2719	717,756
269,135	3.00%, 5/1/43, Pool #AL3759	276,114
375,402	3.00%, 6/1/43, Pool #AB9662	385,709
124,241	3.00%, 6/1/43, Pool #AT7676	127,463
24,151	3.00%, 6/1/43, Pool #AB9564	24,814
1,522,421	3.50%, 7/1/43, Pool #AU1633	1,611,793
315,252	3.50%, 7/1/43, Pool #AT4327	334,442
341,106	3.50%, 7/1/43, Pool #AT8464	361,131
2,762,304	3.50%, 7/1/43, Pool #AL4014	2,924,441
975,159	3.50%, 7/1/43, Pool #AT7940	1,034,518
2,684,077	3.50%, 7/1/43, Pool #AL4009	2,847,457
806,703	3.50%, 7/1/43, Pool #AL4010	853,547
93,259	3.50%, 8/1/43, Pool #AU3267	98,937
22,472	3.50%, 8/1/43, Pool #AT7333	23,789
184,377	3.50%, 8/1/43, Pool #AU0570	195,087
184,991	3.50%, 8/1/43, Pool #AU0613	195,737
2,607,540	4.50%, 8/1/43, Pool #AL5097	2,851,360
92,097	3.50%, 8/1/43, Pool #AU3270	97,446
22,162	3.50%, 8/1/43, Pool #AU3032	23,463
905,539	3.50%, 8/1/43, Pool #AS0209	958,138
35,690	3.50%, 9/1/43, Pool #AT7267	37,783
39,078	3.50%, 10/1/43, Pool #AU7247	41,456
924,247	3.50%, 12/1/43, Pool #AL4682	980,478
165,639	3.50%, 1/1/44, Pool #AS1703	175,338
2,498,660	2.91%, 1/1/44, Pool #AV7743(b)	2,597,731
173,513	3.50%, 1/1/44, Pool #AS1539	183,698
106,605	3.50%, 1/1/44, Pool #AS1453	113,095

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$200,000	4.00%, 3/1/44, Pool #AV6577	$217,013
600,000	5.50%, 4/25/44	676,031
4,625,000	3.00%, 4/25/44	4,728,340
231,053	4.00%, 5/1/44, Pool #AS2488	249,993
362,112	4.00%, 5/1/44, Pool #AW1007	391,795
5,200,000	4.50%, 5/25/44	5,658,658
8,700,000	4.00%, 5/25/44	9,287,249
34,476	3.50%, 6/1/44, Pool #AV8080	36,494
47,270	3.50%, 6/1/44, Pool #AW6405	50,038
22,957	3.50%, 6/1/44, Pool #AS2591	24,307
52,069	3.50%, 7/1/44, Pool #AW9544	55,117
355,804	3.50%, 8/1/44, Pool #AS3031	376,683
222,031	3.50%, 8/1/44, Pool #AS3034	235,539
23,283	3.50%, 8/1/44, Pool #AW9207	24,703
25,622	3.50%, 8/1/44, Pool #AW4287	27,129
48,226	3.50%, 9/1/44, Pool #AW8188	51,168
107,991	3.50%, 9/1/44, Pool #AX0830	114,572
49,556	3.50%, 9/1/44, Pool #AW8191	52,471
28,925	4.00%, 12/1/44, Pool #AX6255	31,564
29,203	4.00%, 12/1/44, Pool #AY0299	31,867
97,689	4.00%, 1/1/45, Pool #AX8713	106,240
302,085	4.00%, 1/1/45, Pool #AY0367	328,527
39,882	4.00%, 2/1/45, Pool #AY1866	43,521
200,000	4.00%, 2/1/45, Pool #AY2693	218,249
2,900,000	4.50%, 4/25/45	3,163,719
5,432,500	3.50%, 4/25/45	5,705,823
20,050,000	4.00%, 4/25/45	21,437,836
2,300,000	6.00%, 5/25/45	2,621,639
1,200,000	2.50%, 5/25/45	1,184,436

		183,066,655

Government National Mortgage Association (6.1%)
51,878	4.50%, 9/15/33, Pool #615516	57,686
185,143	5.00%, 12/15/33, Pool #783571	208,042
53,810	6.50%, 8/20/38, Pool #4223	62,149
71,168	6.50%, 10/15/38, Pool #673213	86,337
30,541	6.50%, 11/20/38, Pool #4292	35,183
60,550	6.50%, 12/15/38, Pool #782510	71,471
582,092	5.00%, 1/15/39, Pool #782557	650,069

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$409,653	5.00%, 4/15/39, Pool #782619	$458,212
40,870	5.00%, 6/15/39, Pool #782696	46,042
330,401	5.00%, 10/20/39, Pool #4559	370,615
96,032	4.50%, 1/15/40, Pool #728627	106,327
246,504	5.00%, 5/15/40, Pool #782958	275,662
276,130	4.50%, 7/15/40, Pool #745793	305,901
47,453	4.00%, 9/20/40, Pool #G24800	50,949
444,129	4.50%, 10/15/40, Pool #783609	491,546
88,725	4.00%, 10/20/40, Pool #G24833	95,271
1,236,377	4.00%, 12/20/40, Pool #G24882	1,327,589
930,649	4.00%, 1/20/41, Pool #004922	999,265
134,119	4.50%, 2/15/41, Pool #738019	148,417
15,867	4.00%, 2/20/41, Pool #4945	17,039
23,869	5.00%, 4/20/41, Pool #5018	26,771
402,012	4.50%, 6/20/41, Pool #783590	438,393
52,591	5.00%, 6/20/41, Pool #5083	59,000
26,806	5.00%, 7/20/41, Pool #5116	30,069
268,334	4.50%, 7/20/41, Pool #783584	292,624
904,345	4.50%, 7/20/41, Pool #5115	986,207
300,707	4.50%, 11/15/41, Pool #783610	332,812
180,739	3.50%, 10/20/42, Pool #MA0462	190,716
180,268	3.50%, 1/20/43, Pool #MA0699	190,220
4,289,599	3.50%, 4/20/43, Pool #MA0934	4,526,419
3,300,000	4.50%, 4/20/43	3,585,656
8,900,000	3.00%, 4/20/43	9,164,043
3,400,000	3.50%, 4/20/43	3,577,570
88,102	4.00%, 7/20/43, Pool #MA1158	94,442
500,000	5.00%, 4/15/44	557,207
2,100,000	3.50%, 4/15/44	2,211,563
1,100,000	3.00%, 4/15/44	1,132,141
76,018	4.00%, 8/20/44, Pool #AI4167	82,371
24,715	4.00%, 8/20/44, Pool #AI4166	26,930
56,848	4.00%, 8/20/44, Pool #AJ2723	61,623
28,366	4.00%, 8/20/44, Pool #AJ4687	30,747
6,669,928	4.00%, 11/20/44, Pool #MA2372	7,150,824
7,391,589	4.00%, 12/20/44, Pool #MA2446	7,889,078
7,200,000	3.50%, 2/20/45, Pool #MA2678	7,590,299
400,000	4.50%, 4/15/45	441,013
2,800,000	4.00%, 4/15/45	3,004,750

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$2,000,000	3.00%, 5/20/45	$2,054,491

		61,591,751

Total U.S. Government Agency
Mortgages (Cost $289,082,891)		293,510,506

U.S. Treasury Obligations (24.3%):
U.S. Treasury Bonds (3.5%)
13,640,000	4.75%, 2/15/37	19,194,044
350,000	3.75%, 11/15/43	437,227
475,200	3.13%, 8/15/44	532,410
15,480,000	2.50%, 2/15/45^	15,337,290

		35,500,971

U.S. Treasury Inflation Index Bonds (0.2%)
1,550,000	1.38%, 2/15/44	1,826,921

U.S. Treasury Notes (20.6%)
60,540,000	0.50%, 3/31/17^	60,469,048
11,250,000	0.88%, 8/15/17	11,301,851
10,155,000	0.88%, 10/15/17	10,189,913
4,170,000	0.63%, 11/30/17	4,152,407
4,390,000	2.63%, 1/31/18	4,608,130
5,910,000	0.75%, 2/28/18	5,890,609
2,460,000	1.38%, 12/31/18	2,481,333
6,385,000	1.50%, 12/31/18	6,469,799
7,160,000	1.38%, 2/28/19	7,213,700
4,500,000	1.63%, 3/31/19	4,575,938
5,945,000	3.13%, 5/15/19	6,395,518
540,000	1.38%, 3/31/20^	540,084
40,400,000	1.75%, 2/28/22^	40,513,605
11,825,000	1.75%, 3/31/22	11,852,715
20,185,000	2.00%, 2/15/25^	20,304,848
7,490,000	4.25%, 5/15/39	9,890,313

		206,849,811

Total U.S. Treasury Obligations (Cost $242,532,612)		244,177,703

Securities Held as Collateral for
Securities on Loan (14.4%):
144,930,965	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	144,930,965

Total Securities Held as Collateral for Securities on Loan (Cost $144,930,965)		144,930,965

Shares		Fair Value
Unaffiliated Investment Company (11.8%):
118,070,758	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	118,070,758

Total Unaffiliated Investment Company (Cost $118,070,758)		118,070,758

Total Investment Securities (Cost $1,239,727,830)(e) - 124.9%		1,253,414,894
Net other assets (liabilities) - (24.9)%		(249,840,477)

Net Assets - 100.0%		$1,003,574,417

Percentages indicated are based on net assets as of March 31, 2015.

GO	-	General Obligation
MTN	-	Medium Term Note
Re-	-	Restructured Real Estate Mortgage Investment
REMIC		Conduit

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $142,563,662.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(c)	The rate represents the effective yield at March 31, 2015.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Securities Sold Short (-3.0%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation	5.00%	4/15/45	$(2,900,000)	$(3,199,516)	$(3,215,828)	$(16,312)
Federal National Mortgage Association	5.00%	5/25/44	(3,800,000)	(4,218,250)	(4,219,856)	(1,606)
Federal National Mortgage Association	3.50%	4/25/30	(6,800,000)	(7,188,684)	(7,214,375)	(25,691)
Federal National Mortgage Association	3.50%	5/25/30	(6,400,000)	(6,781,246)	(6,781,750)	(504)
Government National Mortgage Association	4.00%	4/20/43	(7,900,000)	(8,382,312)	(8,416,895)	(34,583)

				$(29,770,008)	$(29,848,704)	$(78,696)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30-Year Bond June Futures	Short	6/8/15	(48)	$(9,090,663)	$(438,177)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	63	8,121,094	53,803
Ultra Long Term U.S. Treasury Bond June Futures	Long	6/19/15	9	1,528,875	28,297
U.S. Treasury 5-Year Note June Futures	Long	6/30/15	188	22,599,656	197,660
Euro-Bund June Futures	Long	6/8/15	40	6,827,286	107,919
U.S. Treasury 2-Year Note June Futures	Long	6/30/15	123	26,956,219	100,240

Total					$49,742

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (3.4%):
63,800	Curtiss-Wright Corp.	$4,717,372
43,515	Esterline Technologies Corp. *^	4,978,986
80,500	Hexcel Corp. ^	4,139,310

		13,835,668

Auto Components (0.8%):
57,750	Tenneco, Inc. *^	3,316,005

Banks (13.2%):
52,725	Ameris Bancorp	1,391,413
123,643	Capital Bank Financial Corp. *	3,413,783
150,200	First Midwest Bancorp, Inc.	2,608,974
219,525	Great Western Bancorp, Inc. ^	4,831,745
659,823	Investors Bancorp, Inc. ^	7,733,126
68,150	Opus Bank ^	2,104,472
193,675	Popular, Inc. *	6,660,483
6,850	Simmons First National Corp., Class A ^	311,470
292,428	Synovus Financial Corp. ^	8,190,907
187,525	Talmer Bancorp, Inc., Class A	2,871,945
372,700	TCF Financial Corp. ^	5,858,844
257,150	Umpqua Holdings Corp. ^	4,417,837
101,625	Webster Financial Corp. ^	3,765,206

		54,160,205

Commercial Services & Supplies (2.2%):
289,025	R.R. Donnelley & Sons Co.	5,546,390
30,375	UniFirst Corp. ^	3,574,834

		9,121,224

Communications Equipment (1.8%):
192,475	Ciena Corp. *^	3,716,692
64,000	ViaSat, Inc. *^	3,815,040

		7,531,732

Construction & Engineering (1.2%):
59,200	Granite Construction, Inc.	2,080,288
119,925	Tutor Perini Corp. *	2,800,249

		4,880,537

Containers & Packaging (1.7%):
192,775	Berry Plastics Group, Inc. *^	6,976,527

Diversified Consumer Services (0.4%):
183,575	Bridgepoint Education, Inc. *	1,771,499

Diversified Financial Services (0.9%):
158,075	PHH Corp. *^	3,820,673

Electric Utilities (2.4%):
53,950	IDACORP, Inc. ^	3,391,837
173,825	Portland General Electric Co. ^	6,447,169

		9,839,006

Electrical Equipment (1.1%):
87,675	Brady Corp., Class A ^	2,480,326
108,575	General Cable Corp.	1,870,747

		4,351,073

Electronic Equipment, Instruments & Components (0.7%):
39,000	Anixter International, Inc. *	2,969,070

Food Products (1.0%):
452,225	Rite AID Corp. *	3,929,835

Gas Utilities (1.8%):
130,925	Atmos Energy Corp. ^	7,240,153

Health Care Equipment & Supplies (1.8%):
60,425	Alere, Inc. *^	2,954,783

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
164,975	Wright Medical Group, Inc. *	$4,256,355

		7,211,138

Health Care Providers & Services (4.2%):
111,925	Capital Senior Living Corp. *	2,903,335
60,900	IPC The Hospitalist Co. *	2,840,376
65,375	Magellan Health Services, Inc. *	4,629,858
61,200	Owens & Minor, Inc. ^	2,071,008
50,700	WellCare Health Plans, Inc. *^	4,637,021

		17,081,598

Hotels Restaurants & Leisure (0.8%):
275,600	Belmond, Ltd., Class A *	3,384,368

Household Durables (2.2%):
89,975	La-Z-Boy, Inc.	2,529,197
46,175	Tempur-Pedic International, Inc. *^	2,666,145
245,450	TRI Pointe Homes, Inc. *^	3,787,293

		8,982,635

Household Products (0.6%):
29,500	Spectrum Brands Holdings, Inc. ^	2,642,020

Independent Power and Renewable Electricity Producers (1.2%):
158,425	Dynegy, Inc. *	4,979,298

Insurance (7.9%):
106,050	American Equity Investment Life Holding Co.	3,089,237
87,804	Argo Group International Holdings, Ltd.	4,403,370
336,900	CNO Financial Group, Inc. ^	5,801,417
161,725	Fidelity & Guaranty Life ^	3,428,570
97,300	First American Financial Corp. ^	3,471,664
58,325	Hanover Insurance Group, Inc. (The) ^	4,233,229
203,500	Hilltop Holdings, Inc. *^	3,956,040
263,375	Maiden Holdings, Ltd.	3,905,851

		32,289,378

IT Services (1.1%):
87,725	Evertec, Inc.	1,917,669
97,375	Unisys Corp. *^	2,260,074

		4,177,743

Life Sciences Tools & Services (0.6%):
131,600	Bruker Corp. *	2,430,652

Machinery (1.7%):
100,250	Barnes Group, Inc. ^	4,059,123
133,375	Manitowoc Co., Inc. (The) ^	2,875,565

		6,934,688

Media (3.3%):
72,075	Carmike Cinemas, Inc. *	2,421,720
80,850	Cinemark Holdings, Inc.	3,643,909
73,575	Eros International Plc *	1,285,355
114,625	Lions Gate Entertainment Corp. ^	3,888,080
67,750	Sinclair Broadcast Group, Inc., Class A ^	2,128,028

		13,367,092

Metals & Mining (0.9%):
183,725	Stillwater Mining Co. *^	2,373,727
374,375	Yamana Gold, Inc.	1,344,006

		3,717,733

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.8%):
64,650	Big Lots, Inc. ^	$3,105,140

Multi-Utilities (1.0%):
215,375	TECO Energy, Inc.	4,178,275

Oil, Gas & Consumable Fuels (4.0%):
171,175	Newfield Exploration Co. *^	6,006,531
79,100	PDC Energy, Inc. *	4,274,564
129,550	Teekay Shipping Corp.	6,033,144

		16,314,239

Paper & Forest Products (0.6%):
35,000	Clearwater Paper Corp. *^	2,285,500

Pharmaceuticals (1.4%):
71,900	Impax Laboratories, Inc. *^	3,369,953
83,450	Medicines Co. (The) *^	2,338,269

		5,708,222

Professional Services (0.9%):
28,350	Dun & Bradstreet Corp. ^	3,639,006

Real Estate Investment Trusts (0.7%):
125,600	STAG Industrial, Inc. ^	2,954,112

Real Estate Investment Trusts (REITs) (14.4%):
257,925	Colony Financial, Inc. ^	6,685,415
64,925	EPR Properties ^	3,897,448
331,825	FelCor Lodging Trust, Inc. ^	3,812,669
307,975	First Potomac Realty Trust	3,661,823
70,725	Highwoods Properties, Inc. ^	3,237,791
128,375	LaSalle Hotel Properties ^	4,988,653
567,350	Lexington Realty Trust ^	5,577,051
242,900	MFA Financial, Inc.	1,909,194
373,337	New Residential Investment Corp.	5,611,255
371,087	NorthStar Realty Finance Corp.	6,724,095
197,950	Starwood Property Trust, Inc. ^	4,810,185
134,560	Starwood Waypoint Residential Trust ^	3,478,376
77,500	Sun Communities, Inc. ^	5,170,800

		59,564,755

Road & Rail (1.3%):
208,500	Swift Transportation Co. *^	5,425,170

Semiconductors & Semiconductor Equipment (3.1%):
385,150	Atmel Corp. ^	3,169,785
317,675	Brooks Automation, Inc.	3,694,560
71,800	Fairchild Semiconductor International, Inc. *^	1,305,324
68,525	MKS Instruments, Inc.	2,316,830
79,475	Veeco Instruments, Inc. *^	2,427,961

		12,914,460

Software (0.6%):
40,675	Verint Systems, Inc. *^	2,519,003

Specialty Retail (1.4%):
72,775	Men’s Wearhouse, Inc. (The) ^	3,798,855
224,300	Office Depot, Inc. *^	2,063,560

		5,862,415

Technology Hardware, Storage & Peripherals (1.0%):
1,234,616	Quantum Corp. *	1,975,386
583,850	Violin Memory, Inc. *	2,201,114

		4,176,500

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.8%):
46,825	Deckers Outdoor Corp. *^	$3,412,138

Thrifts & Mortgage Finance (5.1%):
228,003	Flushing Financial Corp.	4,576,020
264,225	Provident Financial Services, Inc.	4,927,796
364,825	Radian Group, Inc. ^	6,125,412
67,825	WSFS Financial Corp. ^	5,129,605

		20,758,833

Tobacco (0.9%):
172,062	Vector Group, Ltd. ^	3,780,202

Trading Companies & Distributors (0.4%):
67,575	H&E Equipment Services, Inc. ^	1,688,699

Total Common Stocks (Cost $351,073,139)		399,228,219

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.9%):
$118,614,924	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	118,614,924

Total Securities Held as Collateral for Securities on Loan (Cost $118,614,924)		118,614,924

Unaffiliated Investment Company (2.0%):
8,044,818	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	8,044,818

Total Unaffiliated Investment Company (Cost $8,044,818)		8,044,818

Total Investment Securities (Cost $477,732,881)(c) - 128.2%		525,887,961
Net other assets (liabilities) - (28.2)%		(115,683,334)

Net Assets - 100.0%		$410,204,627

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $115,879,433.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (58.6%):
Aerospace & Defense (1.0%):
91,580	BAE Systems plc	$709,928
19,530	BE Aerospace, Inc.	1,242,499
6,360	Boeing Co. (The)	954,509
15,858	Huntington Ingalls Industries, Inc.	2,222,498
9,765	KLX, Inc. *	376,343
7,200	Lockheed Martin Corp.	1,461,312
6,370	Raytheon Co.	695,923
2,000	United Technologies Corp.	234,400

		7,897,412

Air Freight & Logistics (0.3%):
204,142	TNT Express NV	1,299,494
7,860	United Parcel Service, Inc., Class B	761,948

		2,061,442

Airlines (0.6%):
205,190	Deutsche Lufthansa AG, Registered Shares	2,885,152
93,740	International Consolidated Airlines Group SA *	837,871

		3,723,023

Auto Components (0.4%):
28,141	Compagnie Generale des Establissements Michelin SCA, Class B (a)	2,801,522

Automobiles (1.4%):
77,000	Ford Motor Co.	1,242,780
137,382	General Motors Co.	5,151,825
276,700	Nissan Motor Co., Ltd.	2,824,222
27,900	Toyota Motor Corp.	1,950,348

		11,169,175

Banks (6.0%):
492,980	Barclays plc	1,768,661
39,100	BNP Paribas SA	2,377,635
33,262	CIT Group, Inc.	1,500,781
127,390	Citigroup, Inc.	6,563,132
69,953	Citizens Financial Group, Inc.	1,687,966
9,886	Columbia Banking System, Inc.	286,397
51,180	Commerzbank AG *	705,566
2,806	Commonwealth Bank of Australia	199,071
159,870	Credit Agricole SA	2,350,087
115,800	DBS Group Holdings, Ltd.	1,718,431
260,152	HSBC Holdings plc (b)	2,232,351
106,460	JPMorgan Chase & Co.	6,449,347
83,046	KB Financial Group, Inc.	2,942,398
49,962	PNC Financial Services Group, Inc.	4,658,457
9,100	Royal Bank of Canada	547,840
7,304	Societe Generale	353,079
97,963	SunTrust Banks, Inc.	4,025,300
380,159	UniCredit SpA	2,587,116
60,611	Wells Fargo & Co.	3,297,238

		46,250,853

Beverages (0.5%):
42,014	PepsiCo, Inc.	4,017,379

Biotechnology (0.6%):
24,280	Amgen, Inc.	3,881,158
1,251	FCB Financial Holdings, Inc., Class A *	34,240

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
5,470	Gilead Sciences, Inc. *	$536,771

		4,452,169

Capital Markets (0.6%):
98,898	Credit Suisse Group AG	2,665,105
74,040	Morgan Stanley	2,642,488

		5,307,593

Chemicals (1.5%):
12,000	Agrium, Inc.	1,251,240
39,228	Akzo Nobel NV	2,969,882
10,000	BASF SE	994,919
62,170	Dow Chemical Co. (The)	2,982,917
27,620	E.I. du Pont de Nemours & Co.	1,974,001
15,000	LyondellBasell Industries NV, Class A	1,317,000
16,000	Mosaic Co. (The)	736,960

		12,226,919

Commercial Services & Supplies (0.4%):
230	CEVA Group plc *	166,496
28,550	Republic Services, Inc., Class A	1,157,988
216,304	Serco Group plc ^	441,204
16,210	Waste Management, Inc.	879,068

		2,644,756

Communications Equipment (1.1%):
256,489	Cisco Systems, Inc.	7,059,860
145,920	Telefonaktiebolaget LM Ericsson, B Shares	1,837,625

		8,897,485

Construction & Engineering (0.2%):
32,800	FLSmidth & Co. A/S ^	1,476,831

Construction Materials (0.4%):
120,048	CRH plc	3,127,198

Consumer Finance (0.2%):
44,980	Ally Financial, Inc. *	943,680
6,200	Capital One Financial Corp.	488,684

		1,432,364

Containers & Packaging (0.3%):
47,384	MeadWestvaco Corp.	2,363,040

Diversified Consumer Services (0.0%):
7,063	Cengage Learning Holdings II LP *	158,918

Diversified Financial Services (0.6%):
316,784	ING Groep NV *	4,647,120

Diversified Telecommunication Services (1.8%):
76,170	AT&T, Inc. ^	2,486,951
10,000	CenturyLink, Inc.	345,500
28,592	China Telecom Corp., Ltd., ADR ^	1,839,609
403,330	Koninklijke (Royal) KPN NV	1,369,800
572,220	Singapore Telecommunications, Ltd.	1,826,767
214,522	Telefonica SA	3,052,135
84,310	Telstra Corp., Ltd.	404,531
56,133	Verizon Communications, Inc.	2,729,747

		14,055,040

Electric Utilities (1.4%):
15,000	American Electric Power Co., Inc.	843,750
30,897	Duke Energy Corp.	2,372,272

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
14,000	Entergy Corp.	$1,084,860
85,050	Exelon Corp. ^	2,858,531
16,000	FirstEnergy Corp.	560,960
22,920	PPL Corp.	771,487
65,960	Southern Co. (The)	2,920,708

		11,412,568

Electrical Equipment (0.0%):
54,015	Dongfang Electric Corp., Ltd.	104,098

Electronic Equipment, Instruments & Components (0.1%):
49,730	Flextronics International, Ltd. *	630,328

Energy Equipment & Services (1.1%):
73,039	Baker Hughes, Inc.	4,643,820
9,063	Halliburton Co.	397,684
95,250	Noble Corp. plc ^	1,360,170
23,389	Saipem SpA *^	238,756
7,000	Schlumberger, Ltd.	584,080
15,040	Technip-Coflexip SA	911,402
33,656	Transocean, Ltd. ^	493,734

		8,629,646

Food & Staples Retailing (1.8%):
40,406	CVS Health Corp.	4,170,303
30,053	Kroger Co. (The)	2,303,863
57,540	Metro AG ^	1,954,353
536,964	Tesco plc	1,921,379
51,073	Walgreens Boots Alliance, Inc.	4,324,862

		14,674,760

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	142,496

Health Care Equipment & Supplies (2.0%):
105,040	Getinge AB, B Shares	2,606,567
125,800	Medtronic plc	9,811,142
28,822	Stryker Corp.	2,658,830

		15,076,539

Health Care Providers & Services (0.3%):
18,506	CIGNA Corp.	2,395,417

Hotels, Restaurants & Leisure (0.0%):
5,000	Las Vegas Sands Corp.	275,200

Household Products (0.2%):
9,153	Energizer Holdings, Inc.	1,263,572

Independent Power and Renewable Electricity Producers (0.5%):
15,370	Dynegy, Inc. *	483,079
16,670	NextEra Energy, Inc.	1,734,514
61,463	NRG Energy, Inc.	1,548,253

		3,765,846

Industrial Conglomerates (0.7%):
124,820	General Electric Co.	3,096,784
37,630	Koninklijke Philips Electronics NV	1,069,046
14,360	Siemens AG, Registered Shares	1,554,456

		5,720,286

Insurance (3.9%):
27,677	ACE, Ltd.	3,085,708
186,850	AEGON NV ^	1,476,279
5,453	Alleghany Corp. *	2,655,611
31,483	Allstate Corp. (The)	2,240,645

Shares		Fair Value
Common Stocks, continued
Insurance, continued
136,796	American International Group, Inc.	$7,495,053
170,657	Aviva plc	1,366,040
90,313	AXA SA	2,277,065
67,211	MetLife, Inc.	3,397,516
27,000	NN Group NV *	765,747
23,740	Swiss Re AG	2,299,469
980	White Mountains Insurance Group, Ltd.	670,830
58,328	XL Group plc, Class B	2,146,470

		29,876,433

Life Sciences Tools & Services (0.1%):
34,300	QIAGEN NV *	865,409

Machinery (0.5%):
26,944	Caterpillar, Inc.	2,156,328
134,634	CNH Industrial NV	1,102,952
3,788	Federal Signal Corp.	59,813
41,856	Navistar International Corp. *^	1,234,752

		4,553,845

Marine (0.3%):
1,295	A.P. Moeller - Maersk A/S, Class B ^	2,708,568

Media (3.3%):
143,517	British Sky Broadcasting Group plc	2,111,604
47,115	CBS Corp., Class B	2,856,582
83,482	Comcast Corp., Class A ^	4,680,418
83,860	News Corp., Class A *	1,342,599
162,339	Reed Elsevier plc	2,788,115
25,671	Time Warner Cable, Inc.	3,847,569
19,939	Time Warner, Inc., Class A	1,683,649
5,216	Tribune Co. #*(b)(c)	—
2,462	Tribune Co., B Shares (a)	149,714
1,618	Tribune Publishing Co.	31,389
66,690	Twenty-First Century Fox, Inc.	2,256,790
123,724	Twenty-First Century Fox, Inc., Class B	4,068,045
7,740	Walt Disney Co. (The) ^	811,849

		26,628,323

Metals & Mining (1.5%):
65,240	BHP Billiton plc	1,416,278
127,985	Freeport-McMoRan Copper & Gold, Inc.	2,425,316
33,460	Goldcorp, Inc.	606,295
105,428	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,871,347
8,879	POSCO	1,957,190
67,180	Rio Tinto plc, Registered Shares, ADR ^	2,781,252
60,616	ThyssenKrupp AG	1,591,455

		12,649,133

Multiline Retail (0.9%):
163,380	Marks & Spencer Group plc	1,295,919
64,120	Target Corp.	5,262,328

		6,558,247

Multi-Utilities (0.9%):
20,000	Dominion Resources, Inc.	1,417,400
55,430	PG&E Corp.	2,941,671
22,060	Public Service Enterprise Group, Inc.	924,755
11,070	Sempra Energy	1,206,851

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
3,650	TECO Energy, Inc.	$70,810
27,390	Xcel Energy, Inc.	953,446

		7,514,933

Oil, Gas & Consumable Fuels (5.7%):
13,280	Anadarko Petroleum Corp.	1,099,717
40,280	Apache Corp.	2,430,092
75,548	BG Group plc	927,951
415,341	BP plc	2,683,147
80,765	BP plc, ADR	3,158,719
39,300	Canadian Oil Sands, Ltd. (b)	305,674
61,760	Chesapeake Energy Corp. ^	874,522
30,620	Chevron Corp.	3,214,487
465,000	China Shenhua Energy Co., Ltd.	1,188,591
33,229	Consol Energy, Inc. ^	926,757
7,500	Devon Energy Corp.	452,325
108,249	Eni SpA	1,877,177
155,100	Galp Energia SGPS SA	1,678,312
1,899,100	Kunlun Energy Co., Ltd. ^	1,841,124
84,406	Marathon Oil Corp.	2,203,841
22,280	Murphy Oil Corp.	1,038,248
5,000	Occidental Petroleum Corp.	365,000
202,726	Petroleo Brasileiro SA, ADR	1,234,601
94,347	Royal Dutch Shell plc, A Shares	2,823,360
56,209	Royal Dutch Shell plc, ADR	3,352,866
54,908	Royal Dutch Shell plc, B Shares	1,705,539
460	Royal Dutch Shell plc, A Shares	13,669
22,490	Spectra Energy Corp.	813,463
5,000	Suncor Energy, Inc.	146,123
108,613	Talisman Energy, Inc.	834,147
387,254	Talisman Energy, Inc.	2,969,232
3,020	Talisman Energy, Inc.	23,194
54,930	Total SA	2,732,448
23,740	Total SA, ADR	1,178,928
28,663	Whiting Petroleum Corp. *	885,687
23,280	Williams Cos., Inc. (The)	1,177,735

		46,156,676

Paper & Forest Products (0.4%):
51,708	International Paper Co.	2,869,277

Personal Products (0.1%):
73,425	Avon Products, Inc. ^	586,666

Pharmaceuticals (6.1%):
5,957	Actavis plc *	1,772,922
76,910	Eli Lilly & Co.	5,587,512
117,242	GlaxoSmithKline plc	2,684,463
37,001	Hospira, Inc. *	3,250,168
10,000	Johnson & Johnson Co.	1,006,000
163,924	Merck & Co., Inc.	9,422,351
22,930	Merck KGaA	2,573,064
162,360	Pfizer, Inc.	5,648,504
11,900	Roche Holding AG	3,283,984
22,400	Sanofi-Aventis SA	2,203,866
35,000	Sanofi-Aventis SA, ADR	1,730,400
152,655	Teva Pharmaceutical Industries, Ltd., ADR	9,510,407

		48,673,641

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.	1,167,018

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.0%):
2,292	Forestar Group, Inc. *	$36,145

Semiconductors & Semiconductor Equipment (1.4%):
49,140	Intel Corp.	1,536,608
6,189	Samsung Electronics Co., Ltd.	8,040,344
19,910	Texas Instruments, Inc.	1,138,553
12,300	Xilinx, Inc.	520,290

		11,235,795

Software (2.4%):
59,294	CA, Inc. ^	1,933,577
307,510	Microsoft Corp.	12,501,818
14,870	Oracle Corp.	641,641
12,060	SAP AG	875,619
145,068	Symantec Corp.	3,389,514

		19,342,169

Sovereign Bonds (0.1%):
85,800	Bangkok Bank Public Co., Ltd.	486,631

Specialty Retail (0.6%):
34,252	Best Buy Co., Inc.	1,294,383
525,554	Kingfisher plc	2,965,374

		4,259,757

Technology Hardware, Storage & Peripherals (1.8%):
40,089	Apple, Inc.	4,988,274
142,350	Hewlett-Packard Co.	4,435,626
166,600	Konica Minolta Holdings, Inc.	1,696,286
230,335	Xerox Corp.	2,959,805

		14,079,991

Textiles, Apparel & Luxury Goods (0.1%):
13,430	Michael Kors Holdings, Ltd. *	883,023

Tobacco (1.5%):
44,997	Altria Group, Inc.	2,250,750
64,957	British American Tobacco plc	3,355,550
48,728	Imperial Tobacco Group plc	2,138,798
52,720	Lorillard, Inc.	3,445,252
13,457	Philip Morris International, Inc.	1,013,716

		12,204,066

Wireless Telecommunication Services (0.9%):
49,000	China Mobile, Ltd.	638,734
171,550	Turkcell Iletisim Hizmetleri AS, ADR *	2,235,297
1,227,719	Vodafone Group plc	4,011,685

		6,885,716

Total Common Stocks (Cost $398,644,644)		463,022,457

Preferred Stocks (0.4%):
Automobiles (0.2%):
5,955	Volkswagen AG, Preferred Shares	1,584,472

Banks (0.0%):
4,507	GMAC Capital Trust I	118,309

Capital Markets (0.0%):
10,000	Morgan Stanley, Series I	260,400

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Metals & Mining (0.1%):
20,000	Alcoa, Inc., Series 1	$876,799

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc.	450,120

Total Preferred Stocks (Cost $3,364,976)		3,290,100

Convertible Preferred Stocks (0.3%):
Banks (0.2%):
800	Bank of America Corp., Series L	925,599
416	Wells Fargo & Co., Series L, Class A, 0.02%	507,520

		1,433,119

Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1	6,000
49	CEVA Group plc, Series A-2	35,199

		41,199

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B ^	141,000
2,500	Dominion Resources, Inc., Series A	140,400

		281,400

Oil, Gas & Consumable Fuels (0.0%):
100	Chesapeake Energy Corp., Series A (a)	86,375
3,500	SandRidge Energy, Inc., 0.73%	134,313

		220,688

Pharmaceuticals (0.1%):
500	Actavis plc, Series A	506,000

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 29.82%^	65,391

Total Convertible Preferred Stocks (Cost $2,373,266)		2,547,797

Rights (0.0%):
Commercial Services & Supplies (0.0%):
216,304	Serco Group plc *	131,536

Diversified Telecommunication Services (0.0%):
214,522	Telefonica SA *	34,595

Total Rights (Cost $352,300)		166,131

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.8%):
Automobiles (0.5%):
$1,000,000	Fiat Chrysler Automobiles NV, Series FCAU, 7.88%, 12/15/16	1,377,500
1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(a)	2,310,660

		3,688,160

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Banks (0.1%):
$1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond(d)	$976,250

Construction Materials (0.0%):
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	355,125

Oil, Gas & Consumable Fuels (0.2%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24^	1,476,250

Total Convertible Bonds (Cost $6,159,796)		6,495,785

Floating Rate Loans (0.6%):
Diversified Financial Services (0.1%):
3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/31/49(d)	535,688

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.65%, 10/10/17(d)(e)	89,547

Hotels, Restaurants & Leisure (0.1%):
367,155	Caesars Entertainment Operating Co., Inc., 9.75%, 3/1/17(d)(e)	333,652
89,801	Caesars Entertainment Operating Co., Inc., 4.45%, 1/28/18(d)(e)	81,681
429,156	Caesars Entertainment Operating Co., Inc., 5.45%, 1/28/18(d)(e)	393,618

		808,951

Machinery (0.1%):
483,718	Navistar International Corp., 5.75%, 8/17/17(d)	485,532

Media (0.1%):
43,670	Cengage Learning Acquisitions, Inc., 7.00%, 3/31/20(d)	43,795
430,631	iHeartcommunications, Inc., 6.91%, 1/30/19(d)	408,906
138,444	iHeartcommunications, Inc., 7.66%, 7/30/19(d)	133,213

		585,914

Oil, Gas & Consumable Fuels (0.1%):
1,000,000	Fieldwood Energy LLC, 8.38%, 9/30/20(d)	729,289
25,502	NGPL PipeCo LLC, 6.75%, 9/15/17(d)	24,281
459,113	Walter Energy, Inc., 7.25%, 4/1/18(d)	276,781

		1,030,351

Specialty Retail (0.1%):
105,000	Toys “R” US, 7.25%, 10/24/19(d)	103,425

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Specialty Retail, continued
$881,730	Toys “R” US, 9.75%, 4/24/20(d)	$818,907

		922,332

Total Floating Rate Loans (Cost $6,143,291)		4,458,315

Corporate Bonds (7.1%):
Aerospace & Defense (0.0%):
100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 7/15/17 @ 105	100,000
100,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103	100,500

		200,500

Auto Components (0.2%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	105,750
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88^	1,704,000

		1,809,750

Automobiles (0.1%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	209,750
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104^	443,644

		653,394

Banks (0.1%):
500,000	Bank of America Corp., Series AA, 6.10%, 12/29/49, Callable 3/17/25 @ 100(d)	507,187
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	269,063
200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(d)	208,250

		984,500

Capital Markets (0.1%):
400,000	Morgan Stanley, Series J, 5.55%, 12/29/49, Callable 7/15/20 @ 100(d)	404,000

Commercial Services & Supplies (0.1%):
475,000	CEVA Group plc, 4.00%, 5/1/18, Callable 5/8/15 @ 100(a)	431,063

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.1%):
$500,000	OneMain Financial Holdings, Inc., 7.25%, 12/15/21, Callable 12/15/17 @ 103.63(a)	$517,500

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 10.00%, 9/1/19, Callable 9/1/15 @ 106.94(a)	472,500

Diversified Financial Services (0.2%):
1,500,000	Citigroup, Inc., 5.87%, 12/29/49, Callable 3/27/20 @ 100(d)	1,515,000

Diversified Telecommunication Services (0.3%):
200,000	CenturyLink, Inc., Series W, 6.75%, 12/1/23^	220,250
1,700,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,949,023

		2,169,273

Electric Utilities (0.2%):
1,000,000	Dynegy Finance I, Inc., 6.75%, 11/1/19, Callable 5/1/17 @ 103.38(a)	1,035,000
330,000	NGL Energy Partners LP, 6.88%, 10/15/21, Callable 10/15/16 @ 105.16	344,850
200,000	NRG Yield Operating LLC, 5.38%, 8/15/24, Callable 8/15/19 @ 103(a)	208,000

		1,587,850

Food & Staples Retailing (0.1%):
500,000	Cott Beverages, Inc., 5.38%, 7/1/22, Callable 7/1/17 @ 104.03(a)	481,875
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 5/8/15 @ 106(a)	318,750
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(a)	170,056
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 5/11/15 @ 106	210,000

		1,180,681

Health Care Providers & Services (0.4%):
100,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 2/1/17 @ 104	103,000
300,000	Community Health Systems, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103^	320,625
800,000	HCA, Inc., 7.50%, 2/15/22	933,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$500,000	HCA, Inc., 5.88%, 5/1/23	$540,000
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,543,500

		3,440,125

Hotels, Restaurants & Leisure (0.1%):
500,000	MGM Resorts International, 10.00%, 11/1/16^	553,750
200,000	MGM Resorts International, 6.75%, 10/1/20^	214,500

		768,250

Household Products (0.2%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 104^	316,875
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 105	214,000
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31^	516,875
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104^	642,000

		1,689,750

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102	975,000
350,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(a)	386,820
500,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 103^	500,000
500,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 103^	503,750
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 106^(a)(e)	1,613,125

		3,978,695

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 106	212,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Machinery (0.0%):
$400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 5/11/15 @ 104^	$389,000

Media (1.2%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	365,625
100,000	Cablevision Systems Corp., 7.75%, 4/15/18^	111,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	525,000
700,000	CSC Holdings LLC, 6.75%, 11/15/21^	777,000
175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 5/1/15 @ 104^	171,500
1,000,000	Dish DBS Corp., 5.88%, 7/15/22^	1,016,250
500,000	Dish DBS Corp., 5.00%, 3/15/23	486,150
2,048,000	iHeartcommunications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 105	2,027,520
1,000,000	iHeartcommunications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 105	957,500
1,500,000	iHeartCommunications, Inc., 9.00%, 9/15/22, Callable 9/15/22 @ 106.75	1,432,500
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(a)	210,000
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(a)	1,015,000
200,000	Visant Corp., 10.00%, 10/1/17, Callable 5/11/15 @ 105^	179,000

		9,274,045

Multiline Retail (0.1%):
842,243	J.C. Penney Co., Inc., 6.00%, 5/22/18(d)	839,683

Oil, Gas & Consumable Fuels (1.5%):
200,000	Alpha Natural Resources, Inc., 7.50%, 8/1/20, Callable 8/1/16 @ 106^(a)	83,447
200,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104^	194,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 104	$58,750
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 104	172,500
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5^	434,688
200,000	BreitBurn Energy / BreitBurn Finance, 7.88%, 4/15/22, Callable 1/15/17 @ 104	144,000
800,000	California Resources Corp., 6.00%, 11/15/24, Callable 8/15/24 @ 100^(a)	702,000
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17^	363,113
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	216,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	1,657,499
500,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41	452,500
350,000	Denbury Resources, Inc., 5.50%, 5/1/22, Callable 5/1/17 @ 104^	314,125
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 5/8/15 @ 105^	335,000
400,000	Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20, Callable 3/15/20 @ 100^(a)	380,500
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 105^	523,750
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 105^	352,500
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104^	278,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 8/15/23 @ 100(a)	1,429,527
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31^	85,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$325,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105^	$175,500
315,000	NGPL PipeCo LLC, 7.12%, 12/15/17^(a)	313,819
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 6/1/15 @ 107^(a)	464,310
200,000	Peabody Energy Corp., 6.25%, 11/15/21^	123,000
1,000,000	Peabody Energy Corp., 10.00%, 3/15/22, Callable 3/15/18 @ 107.5^(a)	890,000
100,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	108,500
100,000	Rice Energy, Inc., 6.25%, 5/1/22, Callable 5/1/17 @ 104.69^	97,500
300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	301,500
713,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 105	192,510
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 104^	873,000
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 5/8/15 @ 104.38^	325,000
300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 3/15/16 @ 103.75^	186,000
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104	242,000
256,000	Walter Energy, Inc., 9.50%, 10/15/19, Callable 10/15/16 @ 107^(a)	153,600
217,000	Walter Energy, Inc., 11.00%, 4/1/20, Callable 4/1/17 @ 106(a)	19,530

		12,642,918

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104	107,530

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs) (0.2%):
$1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 7/1/16 @ 102.5	$1,000,000
100,000	Outfront Media Capital LLC, 5.25%, 2/15/22, Callable 2/15/17 @ 103.94	104,750
100,000	Outfront Media Capital LLC, 5.63%, 2/15/24, Callable 2/15/19 @ 102.81^	104,750

		1,209,500

Retail (0.1%):
800,000	Family Tree Escrow LLC, 5.75%, 3/1/23, Callable 3/1/18 @ 104.31(a)	842,000

Semiconductors & Semiconductor Equipment (0.1%):
408,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105^	443,700

Software (0.4%):
500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106(a)	457,500
1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104^(a)	1,486,230
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 113^	711,000
141,000	First Data Corp., 8.75%, 1/15/22, Callable 1/15/16 @ 104(a)	151,751
200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	214,460

		3,020,941

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 5/8/15 @ 106.94(a)	424,000

Trading Companies & Distributors (0.0%):
250,000	HD Supply, Inc., 5.25%, 12/15/21, Callable 12/15/17 @ 104(a)	257,500

Wireless Telecommunication Services (0.6%):
505,954	Avaya, Inc., 4.67%, 10/26/17(d)	497,560
124,428	Avaya, Inc., 6.50%, 3/31/18(d)	124,031
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 104^(a)	336,458

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$1,326,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 108(a)	$1,127,100
100,000	Frontier Communications Corp., 8.50%, 4/15/20^	112,250
500,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	573,750
700,000	Sprint Nextel Corp., 9.13%, 3/1/17^	764,750
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	603,750
900,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27^	947,250

		5,086,899

Total Corporate Bonds (Cost $57,406,534)		56,552,547

Equity-Linked Securities (0.9%):
Banks (0.4%):
7,000	Barclays Bank plc, 6.00%(a)	596,820
6,000	Credit Suisse NY, 6.00%(a)	355,680
13,000	Deutsche AG, Series 0006, 8.00%(a)	488,709
60,000	Goldman Sachs Group, Inc. (The), 6.00%(a)	957,900
8,000	JPMorgan Chase & Co., 7.00%(a)	686,640

		3,085,749

Capital Markets (0.1%):
27,000	Bank of America Corp., 7.00%(a)	712,098

Diversified Financial Services (0.3%):
20,000	Citigroup, Inc., 6.00%(a)	602,600
13,000	Citigroup, Inc., 7.00%(a)	576,030
13,000	Citigroup, Inc., 7.00%*(a)	1,623,050

		2,801,680

Semiconductors & Semiconductor Equipment (0.1%):
30,000	Bank of America Corp., 6.50%(a)	908,100

Total Equity-Linked Securities (Cost $7,681,221)		7,507,627

Foreign Bonds (14.7%):
Chemicals (0.0%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/17 @ 103+(a)	109,391

Sovereign Bonds (14.7%):
220,000	Bank Negara Monetary Notes, Series 4514, 3.16%, 4/7/15+(f)	59,396
810,000	Bank Negara Monetary Notes, Series 1614, 2.93%, 4/16/15+(f)	218,515
1,350,000	Bank Negara Monetary Notes, Series 4814, 3.21%, 4/23/15+(f)	363,970

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$17,220,000	Bank Negara Monetary Notes, Series 1914, 2.91%, 4/28/15+(f)	$4,640,622
690,000	Bank Negara Monetary Notes, Series 2014, 2.96%, 5/5/15+(f)	185,833
8,425,000	Bank Negara Monetary Notes, Series 2214, 3.06%, 5/19/15+(f)	2,266,302
930,000	Bank Negara Monetary Notes, 3.31%, 5/28/15+(f)	249,971
440,000	Bank Negara Monetary Notes, Series 2514, 3.10%, 6/3/15+(f)	118,204
860,000	Bank Negara Monetary Notes, Series 5814, 3.22%, 6/4/15+(f)	231,014
680,000	Bank Negara Monetary Notes, Series 2814, 3.08%, 6/16/15+(f)	182,471
170,000	Bank Negara Monetary Notes, Series 6114, 3.15%, 6/18/15+(f)	45,618
1,000,000	Bank Negara Monetary Notes, Series 3014, 3.08%, 6/30/15+(f)	268,010
500,000	Bank Negara Monetary Notes, Series 3014, 3.12%, 6/30/15+(f)	134,005
4,290,000	Bank Negara Monetary Notes, Series 3314, 3.04%, 7/16/15+(f)	1,148,146
1,290,000	Bank Negara Monetary Notes, Series 3314, 3.13%, 7/16/15+(f)	345,247
540,000	Bank Negara Monetary Notes, Series 3514, 3.01%, 8/4/15+(f)	144,275
510,000	Bank Negara Monetary Notes, Series 3714, 3.18%, 8/11/15+(f)	136,180
2,510,000	Bank Negara Monetary Notes, Series 3714, 3.15%, 8/11/15+(f)	670,217
560,000	Bank Negara Monetary Notes, Series 4014, 3.16%, 8/18/15+(f)	149,437
370,000	Bank Negara Monetary Notes, Series 4314, 3.32%, 9/8/15+(f)	98,550
320,000	Bank Negara Monetary Notes, Series 4714, 3.15%, 9/22/15+(f)	85,125
400,000	Bank Negara Monetary Notes, Series 5014, 3.19%, 10/1/15+(f)	106,320
120,000	Bank Negara Monetary Notes, Series 5414, 3.23%, 10/27/15+(f)	31,821

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$520,000	Bank Negara Monetary Notes, Series 5714, 3.20%, 11/3/15+(f)	$137,804
170,000	Bank Negara Monetary Notes, Series 6014, 3.17%, 11/12/15+(f)	45,022
250,000	Bank Negara Monetary Notes, Series 6214, 3.19%, 11/24/15+(f)	66,135
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+(g)	305,580
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/16+(g)	61,275
3,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.31%, 1/1/17+(f)(g)	977,483
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/18+(g)	186,944
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.83%, 1/1/19+(g)	1,442,621
630,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.04%, 1/1/21+(f)(g)	179,475
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(g)	732,159
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.01%, 1/1/23+(g)	497,318
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+(g)	110,383
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	46,225
1,257,570,000	Hungary Government Bond, Series 16/D, 5.50%, 12/22/16+	4,792,037
491,980,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	1,925,980
309,150,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	1,248,220
141,790,000	Hungary Government Bond, Series 18/B, 4.00%, 4/25/18+	534,461
333,880,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	1,331,739
204,600,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	850,797
9,040,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	40,285

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$19,760,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	$88,116
387,060,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	1,672,217
15,660,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	66,455
14,241,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	1,114,655
47,000,000	Indonesia Government, Series FR31, 11.00%, 11/15/20+	4,198
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	514,388
120,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	9,579
35,860,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	2,912,424
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	285,723
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	301,722
16,550,000,000	Indonesia Government, Series FR68, 8.38%, 3/15/34+	1,343,500
162,000,000	Indonesia Treasury Bill, Series 113, 5.66%, 5/4/15+(f)	12,340
5,150,000,000	Indonesia Treasury Bill, Series 112, 6.35%, 1/7/16+(f)	376,246
3,177,000,000	Indonesia Treasury Bill, Series 114, 6.15%, 2/4/16+(f)	230,689
958,580	Irish Government, 5.40%, 3/13/25+	1,487,219
434,060,000	Korea Monetary Stab Bond, Series 1504, 2.47%, 4/2/15+	391,327
242,280,000	Korea Monetary Stab Bond, Series MA05, 1.97%, 5/5/15+(f)	218,078
1,618,900,000	Korea Monetary Stab Bond, Series 1506, 2.76%, 6/2/15+	1,461,962
368,750,000	Korea Monetary Stab Bond, Series 1506, 2.66%, 6/9/15+	333,324
489,000,000	Korea Monetary Stab Bond, Series 0721, 1.93%, 7/21/15+(f)	438,632
2,757,580,000	Korea Monetary Stab Bond, Series 1508, 2.80%, 8/2/15+	2,494,971

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$161,520,000	Korea Monetary Stab Bond, Series 0804, 1.95%, 8/4/15+(f)	$144,765
6,041,000,000	Korea Monetary Stab Bond, Series 1510, 2.81%, 10/2/15+	5,475,404
508,900,000	Korea Monetary Stab Bond, Series 1510, 2.13%, 10/8/15+	461,167
2,862,700,000	Korea Monetary Stab Bond, Series 1512, 2.90%, 12/2/15+	2,600,917
211,700,000	Korea Monetary Stab Bond, Series 1602, 2.78%, 2/2/16+	192,539
3,372,650,000	Korea Monetary Stab Bond, Series 1604, 2.80%, 4/2/16+	3,072,956
797,300,000	Korea Monetary Stab Bond, Series 1606, 2.79%, 6/2/16+	727,705
1,750,600,000	Korea Monetary Stab Bond, Series 1608, 2.46%, 8/2/16+	1,593,535
426,200,000	Korea Monetary Stab Bond, Series 1610, 2.22%, 10/2/16+	387,001
908,600,000	Korea Monetary Stab Bond, Series 1612, 2.07%, 12/2/16+	823,658
350,300,000	Korea Monetary Stab Bond, Series 1702, 1.96%, 2/2/17+	317,097
314,700,000	Korea Treasury Bond, Series 1506, 3.25%, 6/10/15+	284,519
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	2,020,332
1,053,800,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	961,574
1,234,000,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	1,135,822
160,000	Letra do Tesouro Nacional, Series LTN, 11.32%, 10/1/15+(f)(g)	47,073
2,050,000	Letra do Tesouro Nacional, Series LTN, 11.91%, 1/1/16+(f)(g)	583,942
1,500,000	Letra do Tesouro Nacional, Series LTN, 12.38%, 7/1/16+(f)(g)	401,181
150,000	Letra do Tesouro Nacional, Series LTN, 12.15%, 10/1/16+(f)(g)	38,819
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.41%, 1/1/17+(f)(g)	794,036
1,820,000	Letra do Tesouro Nacional, Series LTN, 14.77%, 1/1/18+(f)(g)	405,232

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$670,000	Malaysia Treasury Bill, Series 0815, 3.16%, 5/13/15+(f)	$180,320
90,000	Malaysia Treasury Bill, Series 1115, 2.99%, 6/5/15+(f)	24,173
240,000	Malaysia Treasury Bill, Series 1515, 2.96%, 6/26/15+(f)	64,355
130,000	Malaysia Treasury Bill, Series 3114, 2.94%, 7/24/15+(f)	34,770
430,000	Malaysia Treasury Bill, Series 0915, 3.18%, 8/14/15+(f)	114,793
340,000	Malaysia Treasury Bill, Series 0915, 3.14%, 8/14/15+(f)	90,767
140,000	Malaysia Treasury Bill, Series 1315, 2.96%, 9/11/15+(f)	37,277
280,000	Malaysia Treasury Bill, Series 1615, 3.00%, 9/25/15+(f)	74,496
50,000	Malaysia Treasury Bill, Series 0515, 3.21%, 1/22/16+(f)	13,151
140,000	Malaysia Treasury Bill, Series 1415, 2.94%, 3/18/16+(f)	36,681
10,685,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	2,894,895
3,195,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	870,283
21,050,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	5,691,397
7,910,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	2,134,452
182,810,000	Mexican Cetes, Series BI, 0.00%, 4/1/15+(h)	1,198,660
43,258,000	Mexican Cetes, Series BI, 0.00%, 4/16/15+(h)	283,251
33,120,000	Mexican Cetes, Series BI, 0.00%, 5/28/15+(h)	216,077
33,834,000	Mexican Cetes, Series BI, 0.00%, 6/11/15+(h)	220,514
12,010,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(h)	77,964
48,797,000	Mexican Cetes, Series BI, 0.00%, 9/17/15+(h)	315,076
25,153,000	Mexican Cetes, Series BI, 0.00%, 10/1/15+(h)	162,205
4,168,000	Mexican Cetes, Series BI, 0.00%, 11/12/15+(h)	26,750
8,604,000	Mexican Cetes, Series BI, 0.00%, 12/10/15+(h)	55,101

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$2,167,000	Mexican Cetes, Series BI, 0.00%, 1/7/16+(h)	$13,846
4,107,000	Mexican Cetes, Series BI, 0.00%, 2/4/16+(h)	26,148
17,063,000	Mexican Cetes, Series BI, 0.00%, 3/3/16+(h)	108,351
1,913,734	Mexican Udibonos, 5.00%, 6/16/16+(d)(h)	131,498
1,627,810	Mexican Udibonos, 3.50%, 12/14/17+(d)(h)	112,376
983,028	Mexican Udibonos, 4.00%, 6/13/19+(d)(h)	69,022
792,765	Mexican Udibonos, 2.50%, 12/10/20+(d)(h)	52,116
33,640,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(d)(h)	2,218,778
21,310,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(d)(h)	1,443,007
29,696,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d)(h)	2,003,824
4,437,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(h)	306,957
1,010,000	Monetary Authority of Singapore Bill, Series 87, 0.73%, 4/6/15+(f)	736,060
540,000	Monetary Authority of Singapore Bill, Series 84, 0.66%, 4/10/15+(f)	393,498
2,640,000	Monetary Authority of Singapore Bill, Series 87, 0.62%, 5/4/15+(f)	1,922,616
2,286,000	Monetary Authority of Singapore Bill, Series 81, 0.79%, 5/15/15+(f)	1,664,355
1,690,000	Monetary Authority of Singapore Bill, Series 84, 0.84%, 5/22/15+(f)	1,230,165
3,300,000	Monetary Authority of Singapore Bill, Series 81, 1.15%, 6/26/15+(f)	2,399,883
720,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(g)	585,968
10,000	Nota Do Tesouro Nacional, Series NTNB, 0.00%, 5/15/19+(g)	8,233
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	70,132
14,210,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	315,227
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	44,529

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,800,000	Philippine Treasury Bill, Series 364, 1.20%, 4/8/15+(f)	$40,228
960,000	Philippine Treasury Bill, Series 182, 1.36%, 5/6/15+(f)	21,425
1,470,000	Philippine Treasury Bill, Series 364, 1.40%, 6/3/15+(f)	32,753
440,000	Philippine Treasury Bill, Series 364, 1.43%, 7/8/15+(f)	9,752
2,060,000	Philippine Treasury Bill, Series 364, 1.42%, 8/5/15+(f)	45,783
520,000	Philippine Treasury Bill, Series 364, 1.28%, 8/5/15+(f)	11,528
1,800,000	Philippine Treasury Bill, Series 364, 1.49%, 9/2/15+(f)	39,839
3,580,000	Philippine Treasury Bill, 1.49%, 10/7/15+(f)	78,634
1,120,000	Philippine Treasury Bill, Series 364, 1.36%, 11/4/15+(f)	24,674
2,780,000	Philippine Treasury Bill, Series 364, 1.43%, 12/2/15+(f)	61,048
2,850,000	Philippine Treasury Bill, Series 364, 1.43%, 2/3/16+(f)	62,292
2,250,000	Philippine Treasury Bill, Series 364, 1.43%, 3/2/16+(f)	48,986
1,201,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	317,941
1,146,000	Poland Government Bond, Series 0715, 2.91%, 7/25/15+(f)	301,262
15,863,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	4,299,118
7,419,000	Poland Government Bond, Series 0116, 2.95%, 1/25/16+(f)	1,935,034
3,145,000	Poland Government Bond, Series 0416, 5.00%, 4/25/16+	860,400
6,340,000	Poland Government Bond, Series 0716, 2.88%, 7/25/16+(f)	1,640,882
12,465,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	3,451,618
3,343,000	Poland Government Bond, Series 0117, 2.01%, 1/25/17+(d)	884,286

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	$44,926
3,391,000	Poland Government Bond, Series 0121, 2.01%, 1/25/21+(d)	892,147
15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+(a)	21,319
38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+(a)	55,769
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+(a)	2,970,634
180,000	Republic of Hungary, 4.38%, 7/4/17+(a)	208,031
260,000	Republic of Hungary, 5.75%, 6/11/18+(a)	320,022
70,000	Republic of Hungary, 6.00%, 1/11/19+	88,709
350,000	Singapore Government, 1.13%, 4/1/16+	255,103
100,000	Ukraine Government, 4.95%, 10/13/15+(a)	46,835

		115,363,206

Total Foreign Bonds (Cost $127,858,532)		115,472,597

Yankee Dollars (4.2%):
Aerospace & Defense (0.0%):
300,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 3/15/20 @ 103.75^(a)	296,063

Banks (0.7%):
2,600,000	Cleopatra Finance, Ltd., 6.25%, 2/15/22, Callable 8/15/21 @ 100^(a)	2,541,499
2,600,000	Cleopatra Finance, Ltd., 6.50%, 2/15/25, Callable 8/15/24 @ 100^(a)	2,509,000

		5,050,499

Chemicals (0.0%):
300,000	INEOS Finance plc, 8.38%, 2/15/19, Callable 4/7/15 @ 106(a)	318,960

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17^(a)	408,000

Construction Materials (0.1%):
300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 103^(a)	309,750
500,000	Cemex SAB de C.V., 7.25%, 1/15/21, Callable 1/15/18 @ 104(a)	533,750

		843,500

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Containers & Packaging (0.2%):
$700,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 1/31/16 @ 103(a)	$703,500
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21, Callable 1/31/17 @ 103^(a)	810,000

		1,513,500

Diversified Telecommunication Services (0.0%):
400,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75	377,500

Energy Equipment & Services (0.1%):
300,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103^	239,250
2,000,000	Ocean Rig UDW, Inc., 7.25%, 4/1/19, Callable 4/1/17 @ 105(a)	1,160,000

		1,399,250

Independent Power and Renewable Electricity Producers (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5^(a)	967,500

Marine (0.1%):
200,000	Stena AB, 7.00%, 2/1/24(a)	194,000
400,000	Stena International SA, 5.75%, 3/1/24^(a)	380,000

		574,000

Media (0.3%):
500,000	Altice Financing SA, 6.63%, 2/15/23, Callable 2/15/18 @ 103.75(a)	514,999
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(a)	305,063
500,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81(a)	500,938
500,000	Numericable Group SA, 6.00%, 5/15/22, Callable 5/15/17 @ 105(a)	506,250

		1,827,250

Metals & Mining (0.2%):
230,000	First Quantum Minerals, Ltd., 6.75%, 2/15/20, Callable 2/15/17 @ 103^(a)	212,750
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(a)	212,175

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$222,222	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 5/8/15 @ 103(a)	$217,778
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104^(a)	215,000

		857,703

Oil, Gas & Consumable Fuels (0.0%):
500,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.50%, 4/1/19, Callable 10/1/16 @ 103.25^	371,250

Pharmaceuticals (0.2%):
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/23 @ 102.94(a)	820,000
600,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	621,000

		1,441,000

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104^(a)	495,625

Sovereign Bonds (1.7%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(a)	72,062
430,000	Republic of Hungary, 4.13%, 2/19/18	449,522
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,225,656
542,000	Republic of Hungary, 6.38%, 3/29/21	628,395
800,000	Republic of Hungary, 5.38%, 2/21/23	894,000
240,000	Republic of Iceland, 5.88%, 5/11/22(a)	277,165
100,000	Republic of Lithuania, 7.38%, 2/11/20(a)	122,608
230,000	Republic of Lithuania, 7.38%, 2/11/20(a)	281,998
150,000	Republic of Lithuania, 6.13%, 3/9/21(a)	179,123
1,690,000	Republic of Portugal, 5.13%, 10/15/24(a)	1,869,613
200,000	Republic of Serbia, 5.25%, 11/21/17(a)	207,370
300,000	Republic of Serbia, 4.88%, 2/25/20(a)	307,845
320,000	Republic of Serbia, 7.25%, 9/28/21(a)	368,768
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(a)	1,613,556

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$1,025,000	Republic of Slovenia, 5.85%, 5/10/23(a)	$1,212,063
336,450	Russia Foreign Bond, 7.50%, 3/31/30(a)	386,043
200,000	Ukraine Government, 6.25%, 6/17/16(a)	79,811
100,000	Ukraine Government, 6.58%, 11/21/16(a)	39,662
3,340,000	Ukraine Government, 9.25%, 7/24/17(a)	1,322,973
1,400,000	Ukraine Government, 6.75%, 11/14/17(a)	546,196
620,000	Ukraine Government, 7.75%, 9/23/20(a)	244,218
1,430,000	Ukraine Government, 7.95%, 2/23/21(a)	559,359
1,240,000	Ukraine Government, 7.80%, 11/28/22(a)	486,030
2,400,000	Ukraine Government, 7.50%, 4/17/23(a)	996,480

		14,370,516

Wireless Telecommunication Services (0.3%):
500,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	523,750
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 103(a)	1,036,250
500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 104(a)	518,750

		2,078,750

Total Yankee Dollars (Cost $37,636,835)		33,190,866

Municipal Bond (0.1%):
Puerto Rico (0.1%):
569,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	466,580

Total Municipal Bond (Cost $530,616)		466,580

U.S. Treasury Obligations (1.1%):
U.S. Treasury Bills (1.1%)
1,000,000	0.04%, 4/9/15(f)	999,996
1,000,000	0.06%, 4/30/15^(f)	999,970
1,000,000	0.06%, 5/14/15(f)	999,970
1,000,000	0.11%, 7/2/15^(f)	999,917
1,000,000	0.09%, 7/9/15(f)	999,924
1,000,000	0.08%, 7/23/15(f)	999,874
1,000,000	0.06%, 8/6/15^(f)	999,797
2,000,000	0.07%, 8/27/15^(f)	1,999,384

		8,998,832

Total U.S. Treasury Obligations (Cost $8,998,374)		8,998,832

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages (2.1%):
$17,000,000	Federal Home Loan Bank , 4/1/15(f)	$17,000,000

Total U.S. Government Agency Mortgages (Cost $17,000,000)		17,000,000

Securities Held as Collateral for Securities on Loan (7.4%):
$58,503,336	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	58,503,336

Total Securities Held as Collateral for Securities on Loan (Cost $58,503,336)		58,503,336

Unaffiliated Investment Company (6.8%):
53,573,669	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	53,573,669

Total Unaffiliated Investment Company (Cost $53,573,669)		53,573,669

Total Investment Securities (Cost $786,227,390)(j) - 105.1%		831,246,639
Net other assets (liabilities) - (5.1)%		(40,049,270)

Net Assets - 100.0%		$791,197,369

Percentages indicated are based on net assets as of March 31, 2015.

ADR	- American Depositary Receipt
GO	- General Obligation

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $56,071,663.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 0.32% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.00% of the net assets of the fund.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at March 31, 2015.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(j)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	0 .2%
Bermuda	0.1%
Brazil	1.0%
Canada	1.1%
China	0.4%
Denmark	0.5%
France	2.4%
Germany	1.9%
Hong Kong	0.4%
Hungary	2.0%
Iceland	—	%NM
Indonesia	0.9%
Ireland (Republic of)	1.0%
Israel	1.1%
Italy	0.7%
Japan	0.8%
Jersey	0.7%
Korea, Republic Of	1.0%
Lithuania	0.1%
Luxembourg	0.3%
Malaysia	2.9%
Marshall Islands	0.1%
Mauritania	—	%NM
Mexico	1.2%
Netherlands	2.7%
Philippines	0.1%
Poland	1.8%
Portugal	0.8%
Republic of Korea (South)	3.6%
Russian Federation	0.2%
Serbia (Republic of)	0.1%
Singapore	1.5%
Slovenia	0.3%
Spain	0.5%
Sweden	0.6%
Switzerland	1.4%
Thailand	0.1%
Turkey	0.3%
Ukraine	0.5%
United Kingdom	6.4%
United States	58.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Forward Currency Contracts

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America	8/19/15	3,679,888	$5,628,667	$5,453,003	$175,664
British Pound	Barclays Bank	8/19/15	43,796	67,642	64,899	2,743
British Pound	Credit Suisse First Boston	8/19/15	2,553,776	3,907,588	3,784,287	123,301
British Pound	HSBC Bank	8/19/15	2,540,863	3,887,520	3,765,151	122,369
British Pound	State Street	8/19/15	131,902	197,318	195,458	1,860
European Euro	Barclays Bank	4/2/15	17,912	24,691	19,257	5,434
European Euro	Deutsche Bank	4/7/15	192,660	265,773	207,148	58,625
European Euro	HSBC Bank	4/10/15	73,000	100,643	78,492	22,151
European Euro	Deutsche Bank	4/13/15	77,961	107,607	83,830	23,777
European Euro	Standard Charter	4/13/15	37,000	51,143	39,786	11,357
European Euro	JPMorgan Chase	4/14/15	99,000	137,219	106,455	30,764
European Euro	Deutsche Bank	4/15/15	370,000	513,264	397,867	115,397
European Euro	HSBC Bank	4/16/15	78,849	109,491	84,789	24,702
European Euro	Barclays Bank	4/22/15	16,935	23,372	18,212	5,160
European Euro	JPMorgan Chase	4/22/15	5,188	7,177	5,579	1,598
European Euro	Barclays Bank	4/30/15	11,783	16,337	12,673	3,664
European Euro	Standard Charter	4/30/15	380,000	525,867	408,703	117,164
European Euro	Barclays Bank	5/5/15	228,900	317,223	246,206	71,017
European Euro	Barclays Bank	5/7/15	112,000	155,432	120,471	34,961
European Euro	Goldman Sachs	5/7/15	317,570	440,832	341,590	99,242
European Euro	Citibank	5/13/15	136,787	188,451	147,144	41,307
European Euro	Goldman Sachs	5/13/15	142,000	195,654	152,753	42,901
European Euro	Standard Chartered First Bank	5/13/15	56,000	77,032	60,240	16,792
European Euro	Goldman Sachs	5/14/15	87,000	119,837	93,589	26,248
European Euro	Bank of America	5/18/15	1,201,984	1,500,917	1,293,084	207,833
European Euro	Barclays Bank	5/18/15	266,076	365,248	286,243	79,005
European Euro	Credit Suisse First Boston	5/18/15	1,222,355	1,526,170	1,314,999	211,171
European Euro	Deutsche Bank	5/18/15	1,231,873	1,537,755	1,325,244	212,511
European Euro	HSBC Bank	5/18/15	52,599	65,096	56,585	8,511
European Euro	State Street	5/18/15	21,956	27,325	23,621	3,704
European Euro	JPMorgan Chase	5/20/15	327,027	410,450	351,822	58,628
European Euro	Deutsche Bank	5/21/15	130,000	163,254	139,858	23,396
European Euro	Goldman Sachs	5/21/15	289,000	396,742	310,916	85,826
European Euro	Barclays Bank	5/22/15	363,741	498,734	391,330	107,404
European Euro	JPMorgan Chase	5/26/15	172,504	235,816	185,598	50,218
European Euro	Barclays Bank	5/29/15	72,758	99,061	78,284	20,777
European Euro	Goldman Sachs	6/1/15	760,000	1,034,121	817,756	216,365
European Euro	Barclays Bank	6/5/15	237,868	323,964	255,959	68,005
European Euro	HSBC Bank	6/8/15	1,113,075	1,449,602	1,197,786	251,816

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	6/10/15	285,500	$390,079	$307,237	$82,842
European Euro	Deutsche Bank	6/15/15	124,000	168,066	133,451	34,615
European Euro	Barclays Bank	6/22/15	28,929	39,356	31,137	8,219
European Euro	Deutsche Bank	6/22/15	420,000	571,116	452,057	119,059
European Euro	Barclays Bank	7/16/15	82,000	112,001	88,294	23,707
European Euro	Morgan Stanley	7/16/15	277,000	378,205	298,260	79,945
European Euro	Deutsche Bank	7/17/15	514,000	698,912	553,460	145,452
European Euro	Bank of America	7/20/15	288,471	331,918	310,635	21,283
European Euro	Bank of America	7/20/15	25,696	27,311	27,671	(360)
European Euro	Barclays Bank	7/20/15	149,844	198,358	161,355	37,003
European Euro	Credit Suisse First Boston	7/20/15	371,697	422,507	400,254	22,253
European Euro	Deutsche Bank	7/20/15	1,671,598	2,002,968	1,800,018	202,950
European Euro	HSBC Bank	7/20/15	440,671	507,261	474,527	32,734
European Euro	JPMorgan Chase	7/20/15	910,000	1,233,568	979,911	253,657
European Euro	State Street	7/20/15	1,344,025	1,559,840	1,447,279	112,561
European Euro	Deutsche Bank	7/21/15	470,000	637,250	506,117	131,133
European Euro	Deutsche Bank	7/22/15	71,000	96,269	76,457	19,812
European Euro	Morgan Stanley	7/22/15	366,000	495,469	394,132	101,337
European Euro	Deutsche Bank	7/23/15	93,795	127,062	101,006	26,056
European Euro	Deutsche Bank	7/27/15	207,975	280,467	223,980	56,487
European Euro	Goldman Sachs	7/27/15	197,000	265,783	212,160	53,623
European Euro	Citibank	7/28/15	60,360	81,421	65,006	16,415
European Euro	Barclays Bank	7/29/15	19,995	26,919	21,534	5,385
European Euro	Deutsche Bank	7/29/15	9,978	13,442	10,746	2,696
European Euro	JPMorgan Chase	7/31/15	380,000	510,895	409,271	101,624
European Euro	Barclays Bank	8/4/15	97,592	130,904	105,117	25,787
European Euro	HSBC Bank	8/4/15	380,000	509,970	409,299	100,671
European Euro	UBS Warburg	8/4/15	380,000	509,960	409,299	100,661
European Euro	Barclays Bank	8/5/15	229,000	307,839	246,661	61,178
European Euro	JPMorgan Chase	8/5/15	269,500	362,305	290,284	72,021
European Euro	Citibank	8/10/15	44,168	59,068	47,579	11,489
European Euro	Deutsche Bank	8/11/15	180,000	241,192	193,902	47,290
European Euro	JPMorgan Chase	8/11/15	239,500	320,780	257,996	62,784
European Euro	Goldman Sachs	8/12/15	61,000	81,907	65,712	16,195
European Euro	Morgan Stanley	8/14/15	66,000	82,431	71,101	11,330
European Euro	Morgan Stanley	8/17/15	66,000	88,607	71,105	17,502
European Euro	Barclays Bank	8/18/15	237,000	318,058	255,335	62,723
European Euro	Deutsche Bank	8/20/15	133,000	178,396	143,294	35,102
European Euro	JPMorgan Chase	8/20/15	263,000	352,913	283,355	69,558
European Euro	Barclays Bank	8/26/15	75,988	101,112	81,878	19,234
European Euro	Deutsche Bank	8/31/15	28,980	38,330	31,229	7,101
European Euro	Deutsche Bank	9/2/15	49,000	64,753	52,805	11,948
European Euro	Deutsche Bank	9/8/15	137,800	181,789	148,514	33,275
European Euro	JPMorgan Chase	9/8/15	1,125,000	1,463,738	1,212,466	251,272
European Euro	Barclays Bank	9/21/15	19,406	25,254	20,919	4,335
European Euro	Deutsche Bank	9/23/15	229,000	295,742	246,866	48,876
European Euro	Barclays Bank	9/24/15	45,864	59,136	49,443	9,693
European Euro	Citibank	9/28/15	13,451	17,348	14,502	2,846
European Euro	Deutsche Bank	9/28/15	107,000	137,798	115,360	22,438
European Euro	Barclays Bank	9/29/15	200,000	255,361	215,630	39,731
European Euro	HSBC Bank	9/30/15	180,000	229,362	194,072	35,290
European Euro	Deutsche Bank	10/9/15	420,000	532,791	452,939	79,852
European Euro	Barclays Bank	10/14/15	1,688,000	2,156,167	1,820,612	335,555
European Euro	JPMorgan Chase	10/14/15	3,156,000	4,032,529	3,403,941	628,588
European Euro	Deutsche Bank	10/15/15	320,000	406,096	345,148	60,948
European Euro	Barclays Bank	10/16/15	1,172,000	1,494,886	1,264,138	230,748
European Euro	Barclays Bank	10/22/15	3,724,000	4,771,245	4,017,377	753,868
European Euro	Deutsche Bank	10/26/15	319,000	404,923	344,166	60,757
European Euro	Barclays Bank	10/27/15	175,515	222,899	189,366	33,533
European Euro	Deutsche Bank	11/3/15	7,376	9,342	7,960	1,382
European Euro	Barclays Bank	11/6/15	49,418	62,081	53,332	8,749
European Euro	Citibank	11/9/15	1,793,000	2,245,060	1,935,134	309,926
European Euro	Citibank	11/12/15	1,801,000	2,257,337	1,943,916	313,421

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	JPMorgan Chase	11/12/15	278,508	$348,984	$300,609	$48,375
European Euro	Deutsche Bank	11/16/15	335,703	420,116	362,379	57,737
European Euro	Deutsche Bank	11/19/15	93,863	117,333	101,329	16,004
European Euro	Deutsche Bank	11/20/15	1,113,000	1,396,993	1,201,564	195,429
European Euro	Deutsche Bank	12/4/15	100,000	124,770	107,995	16,775
European Euro	Scotia McLeod	12/9/15	76,800	94,873	82,951	11,922
European Euro	Bank of America	12/15/15	433,000	538,414	467,750	70,664
European Euro	JPMorgan Chase	12/15/15	97,000	121,088	104,785	16,303
European Euro	Deutsche Bank	12/17/15	525,093	655,631	567,263	88,368
European Euro	Deutsche Bank	1/7/16	312,372	374,665	337,637	37,028
European Euro	Barclays Bank	1/21/16	97,000	113,209	104,883	8,326
European Euro	Deutsche Bank	1/26/16	992,000	1,143,677	1,072,751	70,926
European Euro	HSBC Bank	1/28/16	3,401,418	3,851,000	3,678,485	172,515
European Euro	Deutsche Bank	1/29/16	2,630,000	3,000,699	2,844,303	156,396
European Euro	Deutsche Bank	2/3/16	2,280,000	2,590,764	2,466,094	124,670
European Euro	Deutsche Bank	2/9/16	1,411,000	1,623,920	1,526,397	97,523
European Euro	Goldman Sachs	2/9/16	181,000	208,060	195,803	12,257
European Euro	Goldman Sachs	2/17/16	17,000	19,532	18,394	1,138
European Euro	JPMorgan Chase	2/17/16	30,000	34,442	32,461	1,981
European Euro	Barclays Bank	2/22/16	210,000	240,696	227,249	13,447
European Euro	Bank of America	2/26/16	76,694	87,572	83,002	4,570
European Euro	Barclays Bank	2/26/16	170,862	194,976	184,915	10,061
European Euro	Deutsche Bank	2/26/16	277,730	316,418	300,573	15,845
European Euro	Deutsche Bank	3/7/16	43,000	48,452	46,548	1,904
European Euro	Barclays Bank	3/9/16	141,063	157,150	152,712	4,438
European Euro	Deutsche Bank	3/9/16	660,000	733,689	714,500	19,189
European Euro	HSBC Bank	3/9/16	15,000	16,679	16,239	440
European Euro	Citibank	3/10/16	1,704,605	1,870,463	1,845,411	25,052
European Euro	Morgan Stanley	3/10/16	43,000	47,134	46,551	583
European Euro	Deutsche Bank	3/14/16	134,000	142,851	145,084	(2,233)
European Euro	Barclays Bank	3/16/16	10,012	10,714	10,840	(126)
European Euro	Citibank	3/16/16	10,643	11,404	11,524	(120)
European Euro	JPMorgan Chase	3/16/16	15,000	16,063	16,242	(179)
European Euro	Barclays Bank	3/23/16	9,076	9,751	9,829	(78)
European Euro	Deutsche Bank	3/23/16	173,000	185,906	187,352	(1,446)
European Euro	Deutsche Bank	3/29/16	8,760,075	9,644,929	9,488,848	156,081
European Euro	Barclays Bank	3/30/16	200,000	221,057	216,647	4,410
European Euro	Deutsche Bank	3/31/16	4,566	5,012	4,946	66
European Euro	Goldman Sachs	3/31/16	130,000	142,792	140,827	1,965
European Euro	Barclays Bank	4/1/16	17,912	19,559	19,404	155
Japanese Yen	Citibank	4/15/15	3,500,000	34,576	29,193	5,383
Japanese Yen	Morgan Stanley	4/16/15	68,447,040	673,280	570,920	102,360
Japanese Yen	Barclays Bank	4/17/15	32,710,000	321,923	272,840	49,083
Japanese Yen	JPMorgan Chase	4/21/15	19,660,000	192,815	163,999	28,816
Japanese Yen	JPMorgan Chase	4/22/15	24,420,000	239,547	203,709	35,838
Japanese Yen	Citibank	5/12/15	5,590,000	55,198	46,643	8,555
Japanese Yen	Goldman Sachs	5/13/15	7,475,000	73,638	62,373	11,265
Japanese Yen	Standard Chartered First Bank	5/13/15	5,588,000	55,098	46,628	8,470
Japanese Yen	Citibank	5/14/15	5,587,000	54,964	46,620	8,344
Japanese Yen	Bank of America	5/18/15	84,777,550	835,000	707,437	127,563
Japanese Yen	Bank of America	5/19/15	84,522,875	835,000	705,320	129,680
Japanese Yen	Barclays Bank	5/19/15	84,752,500	835,000	707,236	127,764
Japanese Yen	Citibank	5/19/15	84,652,200	835,000	706,399	128,601
Japanese Yen	HSBC Bank	5/19/15	84,820,600	835,000	707,804	127,196
Japanese Yen	JPMorgan Chase	5/20/15	5,564,000	47,420	46,431	989
Japanese Yen	Goldman Sachs	6/1/15	48,990,000	482,670	408,872	73,798
Japanese Yen	Citibank	6/9/15	51,300,000	502,291	428,208	74,083
Japanese Yen	HSBC Bank	6/9/15	76,900,000	752,866	641,895	110,971
Japanese Yen	Barclays Bank	6/10/15	60,420,000	591,729	504,342	87,387
Japanese Yen	Citibank	6/10/15	95,140,000	930,355	794,159	136,196
Japanese Yen	HSBC Bank	6/10/15	64,350,000	630,453	537,147	93,306
Japanese Yen	Deutsche Bank	6/11/15	21,300,000	208,537	177,800	30,737

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	6/11/15	59,620,000	$583,583	$497,673	$85,910
Japanese Yen	Citibank	6/17/15	2,416,000	23,749	20,170	3,579
Japanese Yen	JPMorgan Chase	6/17/15	25,100,000	246,755	209,542	37,213
Japanese Yen	Deutsche Bank	6/22/15	69,330,000	680,841	578,834	102,007
Japanese Yen	Barclays Bank	6/30/15	16,411,000	161,960	137,033	24,927
Japanese Yen	Deutsche Bank	7/13/15	26,073,000	257,181	217,761	39,420
Japanese Yen	HSBC Bank	7/16/15	5,640,000	48,587	47,107	1,480
Japanese Yen	Standard Charter	7/16/15	7,340,000	62,966	61,307	1,659
Japanese Yen	Deutsche Bank	7/21/15	38,540,000	331,427	321,930	9,497
Japanese Yen	Morgan Stanley	7/23/15	50,187,445	497,122	419,237	77,885
Japanese Yen	Citibank	7/24/15	74,785,000	739,991	624,722	115,269
Japanese Yen	JPMorgan Chase	7/24/15	115,000,000	1,137,319	960,661	176,658
Japanese Yen	JPMorgan Chase	7/27/15	40,100,000	396,794	334,996	61,798
Japanese Yen	Barclays Bank	7/29/15	8,700,000	85,754	72,682	13,072
Japanese Yen	Citibank	8/5/15	46,922,100	458,559	392,049	66,510
Japanese Yen	Barclays Bank	8/11/15	2,240,000	21,980	18,718	3,262
Japanese Yen	Citibank	8/11/15	2,240,000	21,988	18,718	3,270
Japanese Yen	Deutsche Bank	8/12/15	2,240,000	22,072	18,718	3,354
Japanese Yen	Citibank	8/17/15	35,630,000	298,967	297,762	1,205
Japanese Yen	JPMorgan Chase	8/26/15	4,000,000	33,557	33,433	124
Japanese Yen	JPMorgan Chase	8/31/15	22,800,000	220,423	190,588	29,835
Japanese Yen	Barclays Bank	9/18/15	2,251,755	21,121	18,829	2,292
Japanese Yen	JPMorgan Chase	9/29/15	2,255,332	20,760	18,863	1,897
Japanese Yen	Deutsche Bank	10/7/15	399,565,980	3,656,016	3,342,507	313,509
Japanese Yen	Standard Charter	10/7/15	329,300,000	3,039,926	2,754,708	285,218
Japanese Yen	HSBC Bank	10/9/15	163,800,000	1,520,221	1,370,319	149,902
Japanese Yen	Barclays Bank	10/13/15	82,900,000	769,901	693,602	76,299
Japanese Yen	Deutsche Bank	10/13/15	81,800,000	760,152	684,398	75,754
Japanese Yen	JPMorgan Chase	10/19/15	33,615,000	318,032	281,294	36,738
Japanese Yen	JPMorgan Chase	10/20/15	63,490,000	600,520	531,305	69,215
Japanese Yen	Barclays Bank	10/22/15	26,770,000	251,574	224,033	27,541
Japanese Yen	Deutsche Bank	10/28/15	20,662,500	192,523	172,949	19,574
Japanese Yen	JPMorgan Chase	11/5/15	91,650,000	825,862	767,296	58,566
Japanese Yen	Barclays Bank	11/6/15	536,000,000	4,752,194	4,487,525	264,669
Japanese Yen	Citibank	11/12/15	94,163,000	823,830	788,486	35,344
Japanese Yen	HSBC Bank	11/12/15	3,336,000	29,243	27,934	1,309
Japanese Yen	JPMorgan Chase	11/12/15	36,450,000	320,265	305,219	15,046
Japanese Yen	Deutsche Bank	11/16/15	45,848,000	399,738	383,956	15,782
Japanese Yen	Deutsche Bank	11/18/15	6,194,000	53,406	51,875	1,531
Japanese Yen	Citibank	11/19/15	7,667,000	66,206	64,213	1,993
Japanese Yen	Citibank	11/20/15	8,613,000	74,314	72,138	2,176
Japanese Yen	HSBC Bank	11/24/15	1,616,000	13,824	13,536	288
Japanese Yen	Morgan Stanley	12/16/15	41,392,500	350,514	346,930	3,584
Japanese Yen	Deutsche Bank	12/21/15	69,210,000	592,450	580,160	12,290
Japanese Yen	HSBC Bank	12/21/15	69,320,000	592,732	581,082	11,650
Japanese Yen	Barclays Bank	12/22/15	34,730,000	293,720	291,136	2,584
Japanese Yen	Citibank	12/22/15	54,180,000	458,841	454,182	4,659
Japanese Yen	Deutsche Bank	1/7/16	5,989,000	50,284	50,227	57
Japanese Yen	Goldman Sachs	1/8/16	23,997,000	202,652	201,257	1,395
Japanese Yen	Citibank	1/14/16	1,520,000	12,821	12,750	71
Japanese Yen	Standard Charter	1/14/16	4,550,000	38,618	38,166	452
Japanese Yen	Barclays Bank	1/15/16	101,530,000	864,137	851,670	12,467
Japanese Yen	JPMorgan Chase	1/15/16	66,000,000	559,626	553,632	5,994
Japanese Yen	JPMorgan Chase	1/20/16	33,615,000	289,314	282,013	7,301
Japanese Yen	Goldman Sachs	1/27/16	7,610,000	65,057	63,857	1,200
Japanese Yen	HSBC Bank	1/28/16	9,353,364	79,931	78,487	1,444
Japanese Yen	Deutsche Bank	1/29/16	128,714,781	1,100,179	1,080,120	20,059
Japanese Yen	JPMorgan Chase	2/8/16	100,100,000	858,086	840,228	17,858
Japanese Yen	Societe Generale	2/8/16	100,170,000	858,539	840,816	17,723
Japanese Yen	Barclays Bank	2/9/16	100,180,000	858,617	840,922	17,695
Japanese Yen	Citibank	2/9/16	5,590,000	47,924	46,923	1,001
Japanese Yen	JPMorgan Chase	2/9/16	100,400,000	860,215	842,769	17,446
Japanese Yen	Goldman Sachs	2/12/16	3,771,000	32,000	31,657	343

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	HSBC Bank	2/12/16	53,860,000	$457,220	$452,145	$5,075
Japanese Yen	JPMorgan Chase	2/12/16	53,831,000	456,983	451,901	5,082
Japanese Yen	Citibank	2/16/16	71,350,000	600,140	599,035	1,105
Japanese Yen	JPMorgan Chase	2/16/16	35,730,000	301,525	299,979	1,546
Japanese Yen	Goldman Sachs	2/17/16	36,744,860	311,585	308,509	3,076
Japanese Yen	JPMorgan Chase	2/17/16	37,560,000	317,932	315,352	2,580
Japanese Yen	Barclays Bank	2/25/16	17,870,000	151,412	150,068	1,344
Japanese Yen	HSBC Bank	2/25/16	4,020,000	34,078	33,760	318
Japanese Yen	Barclays Bank	2/26/16	35,700,000	300,771	299,810	961
Japanese Yen	Deutsche Bank	2/29/16	11,991,000	101,498	100,709	789
Japanese Yen	JPMorgan Chase	3/3/16	9,700,000	81,858	81,474	384
Japanese Yen	HSBC Bank	3/4/16	4,600,000	38,696	38,638	58
Japanese Yen	Barclays Bank	3/9/16	64,145,400	537,835	538,872	(1,037)
Japanese Yen	Citibank	3/16/16	2,260,084	18,815	18,990	(175)
Japanese Yen	JPMorgan Chase	3/16/16	44,142,850	367,618	370,906	(3,288)
Japanese Yen	Citibank	3/22/16	46,322,000	385,131	389,280	(4,149)
Japanese Yen	Morgan Stanley	3/22/16	7,060,000	58,690	59,331	(641)
Japanese Yen	Deutsche Bank	3/24/16	20,538,000	171,050	172,606	(1,556)
Japanese Yen	Barclays Bank	3/28/16	25,522,830	215,463	214,535	928
Korean Won	JPMorgan Chase	5/15/15	258,825,900	238,253	233,208	5,045
Korean Won	JPMorgan Chase	5/18/15	44,818,000	41,252	40,386	866
Korean Won	JPMorgan Chase	5/20/15	213,852,600	196,827	192,712	4,115
Korean Won	JPMorgan Chase	5/21/15	270,144,000	248,625	243,445	5,180
Korean Won	Deutsche Bank	6/29/15	316,000,000	290,174	284,851	5,323
Korean Won	Bank of America	8/12/15	716,530,426	645,506	645,857	(351)
Korean Won	Credit Suisse First Boston	8/12/15	809,699,150	728,636	729,839	(1,203)
Korean Won	HSBC Bank	8/12/15	50,529,403	45,302	45,546	(244)
Korean Won	HSBC Bank	8/12/15	46,239,652	41,699	41,679	20
Korean Won	HSBC Bank	8/12/15	905,634,363	814,160	816,310	(2,150)
Korean Won	HSBC Bank	9/30/15	317,000,000	290,754	285,709	5,045
Malaysian Ringgit	JPMorgan Chase	4/2/15	2,190,750	674,928	591,774	83,154
Malaysian Ringgit	HSBC Bank	4/10/15	340,000	102,657	91,756	10,901
Malaysian Ringgit	Deutsche Bank	5/19/15	2,093,018	643,135	562,960	80,175
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	302,875	264,857	38,018
Malaysian Ringgit	Deutsche Bank	7/3/15	177,180	54,303	47,482	6,821

				$147,984,530	$133,825,306	$14,159,224

Long Contracts:
Brazilian Real	Deutsche Bank	10/30/15	435,000	$159,985	$127,850	$(32,135)
British Pound	Bank of America	8/19/15	83,568	127,378	123,834	(3,544)
British Pound	Credit Suisse First Boston	8/19/15	599,719	885,661	888,687	3,026
British Pound	HSBC Bank	8/19/15	154,380	230,559	228,767	(1,792)
Chilean Peso	Deutsche Bank	4/6/15	700,000	1,126	1,121	(5)
Chilean Peso	Deutsche Bank	4/6/15	110,603,000	176,809	177,163	354
Chilean Peso	Deutsche Bank	4/20/15	4,400,000	6,837	7,040	203
Chilean Peso	Deutsche Bank	4/24/15	770,000	1,242	1,232	(10)
Chilean Peso	Deutsche Bank	4/27/15	2,360,000	3,749	3,774	25
Chilean Peso	Deutsche Bank	5/5/15	91,616,000	144,767	146,395	1,628
Chilean Peso	Barclays Bank	5/6/15	4,400,000	6,964	7,029	65
Chilean Peso	Deutsche Bank	5/6/15	51,069,000	81,204	81,596	392
Chilean Peso	Deutsche Bank	5/7/15	51,070,000	81,386	81,589	203
Chilean Peso	Morgan Stanley	5/11/15	4,500,000	7,681	7,187	(494)
Chilean Peso	Morgan Stanley	5/12/15	19,260,000	30,424	30,754	330
Chilean Peso	Deutsche Bank	5/18/15	990,000	1,556	1,580	24
Chilean Peso	Deutsche Bank	5/19/15	975,000	1,544	1,556	12
Chilean Peso	Morgan Stanley	5/20/15	5,600,000	8,960	8,935	(25)
Chilean Peso	Barclays Bank	5/26/15	153,759,000	245,818	245,180	(638)
Chilean Peso	Deutsche Bank	5/26/15	760,000	1,222	1,212	(10)
Chilean Peso	JPMorgan Chase	5/26/15	7,300,000	11,685	11,641	(44)
Chilean Peso	Deutsche Bank	5/29/15	111,647,000	177,570	177,976	406
Chilean Peso	Barclays Bank	6/4/15	12,000,000	21,116	19,120	(1,996)
Chilean Peso	Morgan Stanley	6/5/15	2,500,000	4,380	3,983	(397)
Chilean Peso	JPMorgan Chase	6/11/15	990,530,400	1,563,954	1,577,290	13,336

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Deutsche Bank	6/17/15	990,000	$1,546	$1,576	$30
Chilean Peso	Deutsche Bank	6/18/15	975,000	1,511	1,551	40
Chilean Peso	JPMorgan Chase	6/18/15	6,450,000	10,023	10,265	242
Chilean Peso	Morgan Stanley	6/19/15	5,200,000	8,043	8,275	232
Chilean Peso	Deutsche Bank	7/7/15	9,164,000	14,529	14,560	31
Chilean Peso	Deutsche Bank	7/10/15	162,750,000	285,652	258,507	(27,145)
Chilean Peso	Morgan Stanley	7/20/15	305,012,200	531,658	484,011	(47,647)
Chilean Peso	Morgan Stanley	7/28/15	8,010,000	13,782	12,701	(1,081)
Chilean Peso	Deutsche Bank	8/12/15	4,400,000	7,435	6,967	(468)
Chilean Peso	Morgan Stanley	8/18/15	4,010,000	6,757	6,346	(411)
Chilean Peso	JPMorgan Chase	8/20/15	2,150,000	3,624	3,402	(222)
Chilean Peso	Deutsche Bank	8/27/15	2,610,000	4,355	4,127	(228)
Chilean Peso	JPMorgan Chase	8/28/15	3,900,000	6,509	6,166	(343)
Chilean Peso	Deutsche Bank	9/8/15	700,000	1,156	1,106	(50)
European Euro	State Street	5/18/15	63,000	71,282	67,775	(3,507)
European Euro	Barclays Bank	10/16/15	1,110,000	1,317,259	1,197,264	(119,995)
Indian Rupee	JPMorgan Chase	4/15/15	5,537,000	87,791	88,202	411
Indian Rupee	Deutsche Bank	4/20/15	8,080,848	128,227	128,587	360
Indian Rupee	Deutsche Bank	4/27/15	4,760,000	75,905	75,631	(274)
Indian Rupee	JPMorgan Chase	4/27/15	26,253,400	420,048	417,136	(2,912)
Indian Rupee	JPMorgan Chase	4/28/15	14,490,000	232,771	230,180	(2,591)
Indian Rupee	Deutsche Bank	4/30/15	8,499,417	136,585	134,959	(1,626)
Indian Rupee	Deutsche Bank	5/5/15	7,933,333	127,362	125,828	(1,534)
Indian Rupee	Citibank	5/11/15	25,456,000	406,043	403,197	(2,846)
Indian Rupee	HSBC Bank	5/13/15	8,549,600	135,593	135,356	(237)
Indian Rupee	JPMorgan Chase	5/18/15	26,253,400	414,680	415,163	483
Indian Rupee	HSBC Bank	5/20/15	8,645,260	136,970	136,651	(319)
Indian Rupee	Deutsche Bank	5/29/15	7,367,249	117,095	116,211	(884)
Indian Rupee	JPMorgan Chase	6/2/15	5,537,000	86,985	87,269	284
Indian Rupee	JPMorgan Chase	6/8/15	5,537,000	87,057	87,165	108
Indian Rupee	HSBC Bank	10/8/15	258,409,000	3,950,000	3,969,025	19,025
Korean Won	JPMorgan Chase	5/15/15	258,825,900	249,015	233,208	(15,807)
Korean Won	JPMorgan Chase	5/18/15	44,818,000	43,045	40,386	(2,659)
Korean Won	JPMorgan Chase	5/20/15	213,852,600	205,095	192,712	(12,383)
Korean Won	JPMorgan Chase	5/21/15	270,144,000	259,879	243,446	(16,433)
Korean Won	Deutsche Bank	6/29/15	316,000,000	305,196	284,851	(20,345)
Korean Won	Bank of America	8/12/15	35,341,788	31,860	31,856	(4)
Korean Won	Credit Suisse First Boston	8/12/15	69,563,594	61,322	62,703	1,381
Korean Won	HSBC Bank	9/30/15	317,000,000	301,445	285,708	(15,737)
Malaysian Ringgit	JPMorgan Chase	4/2/15	2,190,750	664,068	591,774	(72,294)
Malaysian Ringgit	HSBC Bank	4/10/15	340,000	102,087	91,756	(10,331)
Malaysian Ringgit	Deutsche Bank	5/19/15	2,093,018	635,017	562,960	(72,057)
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	301,719	264,857	(36,862)
Malaysian Ringgit	Deutsche Bank	7/3/15	177,180	54,167	47,482	(6,685)
Mexican Peso	HSBC Bank	5/19/15	51,197,819	3,832,000	3,345,588	(486,412)
Mexican Peso	Citibank	6/8/15	2,731,280	205,085	178,241	(26,844)
Mexican Peso	Citibank	6/9/15	2,728,000	205,693	178,016	(27,677)
Mexican Peso	Citibank	6/12/15	5,548,030	414,899	361,972	(52,927)
Mexican Peso	Citibank	6/15/15	2,384,400	178,513	155,538	(22,975)
Mexican Peso	Citibank	6/22/15	2,146,000	160,293	139,928	(20,365)
Mexican Peso	Citibank	7/10/15	3,689,235	277,115	240,252	(36,863)
Mexican Peso	Citibank	7/13/15	3,813,785	257,486	248,307	(9,179)
Mexican Peso	HSBC Bank	9/4/15	11,644,900	866,275	755,160	(111,115)
Mexican Peso	Deutsche Bank	10/14/15	19,592,000	1,432,583	1,266,675	(165,908)
Mexican Peso	Citibank	10/22/15	6,418,829	463,554	414,741	(48,813)
Mexican Peso	HSBC Bank	11/9/15	27,672,950	1,991,003	1,785,574	(205,429)
Mexican Peso	Citibank	12/11/15	3,316,000	225,348	213,437	(11,911)
Mexican Peso	Citibank	12/17/15	9,827,000	650,552	632,234	(18,318)
Mexican Peso	HSBC Bank	12/17/15	5,003,000	331,000	321,875	(9,125)
Mexican Peso	Citibank	12/18/15	4,161,750	275,479	267,732	(7,747)
Mexican Peso	HSBC Bank	12/18/15	3,143,000	207,504	202,194	(5,310)
Mexican Peso	Citibank	1/20/16	2,130,000	143,434	136,678	(6,756)
Mexican Peso	HSBC Bank	1/28/16	99,680,000	6,673,585	6,392,364	(281,221)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Citibank	3/11/16	1,070,200	$67,218	$68,403	$1,185
Mexican Peso	HSBC Bank	3/11/16	10,223,640	642,754	653,458	10,704
Mexican Peso	Citibank	3/14/16	5,352,400	333,452	342,027	8,575
Mexican Peso	JPMorgan Chase	3/14/16	28,297,935	1,763,001	1,808,281	45,280
Mexican Peso	Citibank	3/18/16	4,998,700	313,713	319,326	5,613
Mexican Peso	Citibank	3/23/16	2,637,800	168,240	168,442	202
Phillipine Peso	JPMorgan Chase	6/25/15	6,140,000	139,362	136,731	(2,631)
Phillipine Peso	Deutsche Bank	6/26/15	16,461,720	373,062	366,566	(6,496)
Phillipine Peso	JPMorgan Chase	6/29/15	5,340,000	121,121	118,891	(2,230)
Phillipine Peso	JPMorgan Chase	7/1/15	9,520,000	217,630	211,936	(5,694)
Phillipine Peso	Deutsche Bank	7/20/15	28,970,800	661,796	644,363	(17,433)
Phillipine Peso	JPMorgan Chase	9/25/15	3,020,000	67,216	66,954	(262)
Singapore Dollar	JPMorgan Chase	4/30/15	1,750,000	1,372,872	1,274,748	(98,124)
Singapore Dollar	HSBC Bank	5/7/15	3,474,156	2,693,144	2,530,198	(162,946)
Singapore Dollar	Citibank	5/18/15	260,154	208,332	189,413	(18,919)
Singapore Dollar	Deutsche Bank	5/19/15	77,000	61,632	56,060	(5,572)
Singapore Dollar	HSBC Bank	5/19/15	167,000	133,664	121,586	(12,078)
Singapore Dollar	JPMorgan Chase	5/19/15	60,863	48,706	44,312	(4,394)
Singapore Dollar	JPMorgan Chase	5/20/15	229,983	183,824	167,436	(16,388)
Singapore Dollar	Deutsche Bank	5/28/15	66,000	50,861	48,040	(2,821)
Singapore Dollar	Deutsche Bank	5/29/15	66,000	52,579	48,039	(4,540)
Singapore Dollar	JPMorgan Chase	6/15/15	156,000	118,902	113,500	(5,402)
Singapore Dollar	HSBC Bank	6/22/15	190,000	144,608	138,214	(6,394)
Singapore Dollar	JPMorgan Chase	7/23/15	348,966	261,065	253,668	(7,397)
Singapore Dollar	HSBC Bank	8/11/15	123,000	91,104	89,370	(1,734)
Singapore Dollar	Barclays Bank	8/12/15	34,819	25,693	25,299	(394)
Singapore Dollar	Deutsche Bank	8/12/15	246,000	181,463	178,738	(2,725)
Singapore Dollar	Barclays Bank	8/17/15	103,000	75,976	74,829	(1,147)
Singapore Dollar	HSBC Bank	8/17/15	77,000	56,698	55,940	(758)
Singapore Dollar	HSBC Bank	8/18/15	77,000	56,698	55,938	(760)
Singapore Dollar	Deutsche Bank	8/24/15	77,000	56,468	55,930	(538)
Singapore Dollar	Deutsche Bank	8/26/15	172,000	126,359	124,930	(1,429)
Singapore Dollar	HSBC Bank	9/14/15	499,540	358,360	362,673	4,313
Singapore Dollar	HSBC Bank	9/16/15	215,700	154,735	156,595	1,860
Singapore Dollar	HSBC Bank	9/21/15	252,000	199,683	182,926	(16,757)

				$46,399,117	$44,021,615	$(2,377,502)

At March 31, 2015, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Polish Zloty	Morgan Stanley	21,594 EUR	91,000 PLN	$29,255	$28,501	$(754)
Indian Rupee/European Euro	JPMorgan Chase	123,553,500 INR	1,771,757 EUR	1,969,819	2,026,988	57,169
Korean Won/European Euro	Deutsche Bank	316,000,000 KRW	244,460 EUR	291,872	313,577	21,705
Korean Won/European Euro	HSBC Bank	317,000,000 KRW	244,608 EUR	292,650	314,627	21,977
Korean Won/European Euro	JPMorgan Chase	787,640,500 KRW	608,734 EUR	727,092	780,356	53,264
Korean Won/European Euro	JPMorgan Chase	2,061,529,000 KRW	1,600,641 EUR	1,901,867	2,027,826	125,959
Malaysian Ringgit/European Euro	JPMorgan Chase	8,549,000 MYR	1,947,824 EUR	2,322,151	2,479,481	157,330
Malaysian Ringgit/European Euro	JPMorgan Chase	1,580,000 MYR	385,648 EUR	431,027	438,394	7,367
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	21,321 EUR	29,245	30,293	1,048

				$7,994,978	$8,440,043	$445,065

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At March 31, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Receive	3-Month U.S. Dollar LIBOR BBA	3.018	8/22/23	JPMorgan Chase	3,910,000	USD	(346,558)	(346,558)
Receive	3-Month U.S. Dollar LIBOR BBA	3.848	8/22/43	JPMorgan Chase	2,230,000	USD	(686,786)	(686,786)

							(1,033,344)	(1,033,344)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/ Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.93	10/17/17	JPMorgan Chase	9,940,000	USD	—	13,880	13,880
Pay	3-Month U.S. Dollar LIBOR BBA	2.73	7/7/24	JPMorgan Chase	1,840,000	USD	—	(80,049)	(80,049)
Pay	3-Month U.S. Dollar LIBOR BBA	1.91	1/22/25	JPMorgan Chase	3,430,000	USD	—	33,073	33,073
Pay	3-Month U.S. Dollar LIBOR BBA	1.97	1/23/25	JPMorgan Chase	4,290,000	USD	—	19,998	19,998
Pay	3-Month U.S. Dollar LIBOR BBA	1.97	1/27/25	JPMorgan Chase	2,530,000	USD	—	11,189	11,189
Pay	3-Month U.S. Dollar LIBOR BBA	1.94	1/29/25	JPMorgan Chase	640,000	USD	—	4,911	4,911
Pay	3-Month U.S. Dollar LIBOR BBA	1.94	1/30/25	JPMorgan Chase	540,000	USD	—	3,914	3,914
Pay	3-Month U.S. Dollar LIBOR BBA	1.82	2/3/25	JPMorgan Chase	840,000	USD	—	15,712	15,712
Pay	3-Month U.S. Dollar LIBOR BBA	1.99	3/27/25	JPMorgan Chase	600,000	USD	—	2,515	2,515
Pay	3-Month U.S. Dollar LIBOR BBA	1.98	3/27/25	JPMorgan Chase	600,000	USD	—	2,915	2,915

								28,058	28,058

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.5%):
Aerospace & Defense (2.3%):
9,900	Boeing Co. (The)	$1,485,792
13,855	Honeywell International, Inc.	1,445,215
7,320	Raytheon Co.	799,710
11,210	United Technologies Corp.	1,313,812

		5,044,529

Air Freight & Logistics (0.7%):
15,195	United Parcel Service, Inc., Class B	1,473,003

Airlines (0.3%):
6,380	American Airlines Group, Inc.	336,736
5,430	United Continental Holdings, Inc. *	365,168

		701,904

Auto Components (0.3%):
4,775	Cooper Tire & Rubber Co.	204,561
616	Remy International, Inc.	13,681
4,520	TRW Automotive Holdings Corp. *	473,922

		692,164

Automobiles (0.5%):
55,930	Ford Motor Co.	902,710
710	Tesla Motors, Inc. *	134,027

		1,036,737

Banks (5.6%):
7,645	Associated Banc-Corp.	142,197
132,325	Bank of America Corp.	2,036,482
39,828	Citigroup, Inc.	2,051,939
2,290	FirstMerit Corp.	43,647
45,405	JPMorgan Chase & Co.	2,750,635
2,940	Old National Bancorp	41,719
32,135	U.S. Bancorp	1,403,335
64,905	Wells Fargo & Co.	3,530,831

		12,000,785

Beverages (2.3%):
51,675	Coca-Cola Co. (The)	2,095,421
3,643	Monster Beverage Corp. *	504,173
24,440	PepsiCo, Inc.	2,336,953

		4,936,547

Biotechnology (3.4%):
3,045	Alexion Pharmaceuticals, Inc. *	527,699
10,465	Amgen, Inc.	1,672,830
3,265	Biogen Idec, Inc. *	1,378,614
12,050	Celgene Corp. *	1,389,124
20,940	Gilead Sciences, Inc. *	2,054,841
3,650	Vertex Pharmaceuticals, Inc. *	430,591

		7,453,699

Capital Markets (2.2%):
2,400	Affiliated Managers Group, Inc. *	515,472
25,980	Charles Schwab Corp. (The)	790,831
8,600	Eaton Vance Corp.	358,104
5,975	Goldman Sachs Group, Inc. (The)	1,123,122
9,270	Legg Mason, Inc.	511,704
23,805	Morgan Stanley	849,600
9,420	TD Ameritrade Holding Corp.	350,989
3,600	Waddell & Reed Financial, Inc., Class A	178,344

		4,678,166

Chemicals (2.2%):
17,955	Dow Chemical Co. (The)	861,481
15,570	E.I. du Pont de Nemours & Co.	1,112,788
5,685	Eastman Chemical Co.	393,743

Shares		Fair Value
Common Stocks+, continued
Chemicals, continued
8,215	LyondellBasell Industries NV, Class A	$721,277
8,835	Monsanto Co.	994,291
7,875	Olin Corp.	252,315
2,965	Potash Corp. of Saskatchewan, Inc.	95,621
9,510	RPM International, Inc.	456,385

		4,887,901

Commercial Services & Supplies (0.7%):
4,360	ADT Corp. (The)	181,027
270	R.R. Donnelley & Sons Co.	5,181
15,750	Tyco International plc	678,195
12,015	Waste Management, Inc.	651,574

		1,515,977

Communications Equipment (1.7%):
65,755	Cisco Systems, Inc.	1,809,906
6,354	Motorola Solutions, Inc.	423,621
21,875	QUALCOMM, Inc.	1,516,813
1,735	Telefonaktiebolaget LM Ericsson, Sponsored ADR	21,774

		3,772,114

Consumer Finance (0.8%):
15,200	American Express Co.	1,187,424
11,000	Discover Financial Services	619,850

		1,807,274

Containers & Packaging (0.4%):
5,475	Avery Dennison Corp.	289,682
10,700	MeadWestvaco Corp.	533,610
3,090	Sonoco Products Co.	140,471

		963,763

Distributors (0.3%):
6,850	Genuine Parts Co.	638,352

Diversified Financial Services (2.4%):
27,765	Berkshire Hathaway, Inc., Class B *	4,007,045
6,555	CME Group, Inc.	620,824
3,448	FNFV Group *	48,617
2,220	IntercontinentalExchange, Inc.	517,859

		5,194,345

Diversified Telecommunication Services (1.9%):
50,830	AT&T, Inc.	1,659,600
24,259	Frontier Communications Corp.	171,026
48,180	Verizon Communications, Inc.	2,342,993

		4,173,619

Electric Utilities (1.4%):
15,125	American Electric Power Co., Inc.	850,781
17,076	Duke Energy Corp.	1,311,095
2,580	Hawaiian Electric Industries, Inc.	82,870
11,885	OGE Energy Corp.	375,685
12,395	Pepco Holdings, Inc.	332,558

		2,952,989

Electrical Equipment (0.8%):
8,445	Eaton Corp. plc	573,753
12,975	Emerson Electric Co.	734,645
2,505	Hubbell, Inc., Class B	274,598

		1,582,996

Electronic Equipment, Instruments & Components (0.4%):
23,645	Corning, Inc.	536,269

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electronic Equipment, Instruments & Components, continued
7,235	TE Connectivity, Ltd.	$518,171

		1,054,440

Energy Equipment & Services (1.7%):
9,955	Baker Hughes, Inc.	632,939
430	CARBO Ceramics, Inc.	13,119
3,265	Diamond Offshore Drilling, Inc.	87,469
19,950	Halliburton Co.	875,407
6,830	Patterson-UTI Energy, Inc.	128,233
22,551	Schlumberger, Ltd.	1,881,655
1,885	Seventy Seven Energy, Inc. *	7,823

		3,626,645

Food & Staples Retailing (2.4%):
21,820	CVS Health Corp.	2,252,042
14,770	Walgreens Boots Alliance, Inc.	1,250,724
21,455	Wal-Mart Stores, Inc.	1,764,674

		5,267,440

Food Products (1.3%):
14,175	ConAgra Foods, Inc.	517,813
13,445	Kraft Foods Group, Inc.	1,171,261
33,525	Mondelez International, Inc., Class A	1,209,917

		2,898,991

Gas Utilities (0.2%):
2,161	AGL Resources, Inc.	107,294
3,605	National Fuel Gas Co.	217,489
761	ONE Gas, Inc.	32,898
3,090	WGL Holdings, Inc.	174,276

		531,957

Health Care Equipment & Supplies (2.2%):
25,375	Abbott Laboratories	1,175,624
9,155	Baxter International, Inc.	627,118
35,295	Boston Scientific Corp. *	626,486
620	Intuitive Surgical, Inc. *	313,119
27,152	Medtronic plc	2,117,584

		4,859,931

Health Care Providers & Services (2.7%):
8,584	Aetna, Inc.	914,454
4,430	Anthem, Inc.	684,036
12,425	Express Scripts Holding Co. *	1,078,117
4,355	HCA Holdings, Inc. *	327,627
4,120	Patterson Cos., Inc.	201,015
4,360	Quest Diagnostics, Inc.	335,066
14,835	UnitedHealth Group, Inc.	1,754,832
3,965	Universal Health Services, Inc., Class B	466,720

		5,761,867

Hotels, Restaurants & Leisure (1.1%):
6,770	International Game Technology	117,866
2,190	Las Vegas Sands Corp.	120,538
17,480	McDonald’s Corp.	1,703,250
2,945	Melco Crown Entertainment, Ltd., ADR	63,200
14,555	MGM Resorts International *	306,092
1,852	Restaurant Brands International, Inc.	71,135
12,505	Wendy’s Co. (The)	136,305

		2,518,386

Household Durables (0.9%):
13,305	Leggett & Platt, Inc.	613,227
14,735	Newell Rubbermaid, Inc.	575,696

Shares		Fair Value
Common Stocks+, continued
Household Durables, continued
9,100	Toll Brothers, Inc. *	$357,994
1,085	Tupperware Brands Corp.	74,887
2,095	Whirlpool Corp.	423,316

		2,045,120

Household Products (2.0%):
14,265	Colgate-Palmolive Co.	989,135
5,820	Kimberly-Clark Corp.	623,380
32,295	Procter & Gamble Co. (The)	2,646,253

		4,258,768

Industrial Conglomerates (2.2%):
12,125	3M Co.	2,000,019
108,735	General Electric Co.	2,697,715

		4,697,734

Insurance (3.0%):
6,580	AFLAC, Inc.	421,186
12,325	Allstate Corp. (The)	877,170
19,390	American International Group, Inc.	1,062,378
6,685	Aon plc	642,562
6,020	Arthur J. Gallagher & Co.	281,435
7,165	FNF Group	263,385
9,580	Lincoln National Corp.	550,467
17,570	Marsh & McLennan Cos., Inc.	985,501
9,905	Principal Financial Group, Inc.	508,820
6,120	Travelers Cos., Inc. (The)	661,756
7,040	XL Group plc	259,072

		6,513,732

Internet & Catalog Retail (1.3%):
5,155	Amazon.com, Inc. *	1,918,175
577	Lands’ End, Inc. *	20,703
810	Priceline Group, Inc. (The) *	942,962

		2,881,840

Internet Software & Services (4.1%):
5,245	Akamai Technologies, Inc. *	372,631
690	Baidu, Inc., ADR *	143,796
15,750	eBay, Inc. *	908,460
26,440	Facebook, Inc., Class A *	2,173,764
3,045	Google, Inc., Class C *	1,668,660
4,195	Google, Inc., Class A *	2,326,966
625	LinkedIn Corp., Class A *	156,163
6,285	VeriSign, Inc. *	420,906
14,415	Yahoo!, Inc. *	640,531

		8,811,877

IT Services (3.4%):
13,720	Automatic Data Processing, Inc.	1,174,981
5,915	Broadridge Financial Solutions, Inc.	325,384
11,935	Cognizant Technology Solutions Corp., Class A *	744,625
9,350	Fidelity National Information Services, Inc.	636,361
10,555	International Business Machines Corp.	1,694,078
12,770	Paychex, Inc.	633,584
28,000	Visa, Inc., Class A	1,831,479
15,190	Western Union Co.	316,104

		7,356,596

Leisure Products (0.1%):
10,305	Mattel, Inc.	235,469

Life Sciences Tools & Services (0.1%):
890	Illumina, Inc. *	165,220

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Machinery (2.1%):
10,210	Caterpillar, Inc.	$817,106
4,710	Cummins, Inc.	652,994
5,600	Deere & Co.	491,064
4,780	Parker Hannifin Corp.	567,768
5,649	Pentair, plc	355,266
3,910	Snap-On, Inc.	575,005
2,595	SPX Corp.	220,316
5,980	Stanley Black & Decker, Inc.	570,253
3,225	Timken Co.	135,902

		4,385,674

Media (3.8%):
37,660	Comcast Corp., Class A	2,126,660
2,048	Liberty Global plc, Series C *	102,011
2,719	Liberty Global plc, Class A *	139,947
7,651	News Corp., Class B *	121,421
8,555	Omnicom Group, Inc.	667,119
78,395	Sirius XM Holdings, Inc. *	299,469
5,085	Time Warner Cable, Inc., Class A	762,140
14,330	Time Warner, Inc., Class A	1,210,025
2,823	Time, Inc.	63,348
26,705	Walt Disney Co. (The)	2,801,087

		8,293,227

Metals & Mining (0.6%):
16,405	Freeport-McMoRan Copper & Gold, Inc.	310,875
10,475	Nucor Corp.	497,876
4,239	Southern Copper Corp.	123,694
12,760	Steel Dynamics, Inc.	256,476
1,587	TimkenSteel Corp.	42,008
2,295	Worthington Industries, Inc.	61,070

		1,291,999

Multiline Retail (0.9%):
8,295	Macy’s, Inc.	538,428
7,440	Nordstrom, Inc.	597,581
1,555	Sears Holdings Corp. *	64,346
9,105	Target Corp.	747,248

		1,947,603

Multi-Utilities (1.4%):
15,300	Ameren Corp.	645,660
24,020	CenterPoint Energy, Inc.	490,248
13,450	Consolidated Edison, Inc.	820,450
3,445	Integrys Energy Group, Inc.	248,109
21,100	Public Service Enterprise Group, Inc.	884,512

		3,088,979

Oil, Gas & Consumable Fuels (6.5%):
5,698	California Resources Corp.	43,362
6,020	Cheniere Energy, Inc. *	465,948
26,865	Chevron Corp.	2,820,287
5,190	Concho Resources, Inc. *	601,625
24,200	ConocoPhillips	1,506,692
10,740	Consol Energy, Inc.	299,539
11,550	Continental Resources, Inc. *	504,389
53,320	Exxon Mobil Corp.	4,532,199
4,730	Gulfport Energy Corp. *	217,154
14,235	Occidental Petroleum Corp.	1,039,155
6,730	ONEOK, Inc.	324,655
13,855	Phillips 66	1,089,003
16,025	Southwestern Energy Co. *	371,620
970	Statoil ASA, Sponsored ADR	17,062

		13,832,690

Shares		Fair Value
Common Stocks+, continued
Personal Products (0.0%):
1,145	Herbalife, Ltd. *	$48,960

Pharmaceuticals (6.4%):
22,000	AbbVie, Inc.	1,287,880
4,310	Actavis plc *	1,282,742
23,360	Bristol-Myers Squibb Co.	1,506,720
15,725	Eli Lilly & Co.	1,142,421
470	GlaxoSmithKline plc, Sponsored ADR	21,691
35,325	Johnson & Johnson Co.	3,553,695
36,580	Merck & Co., Inc.	2,102,618
77,080	Pfizer, Inc.	2,681,613

		13,579,380

Professional Services (0.1%):
2,080	Dun & Bradstreet Corp.	266,989

Real Estate Investment Trusts (REITs) (1.7%):
16,980	American Capital Agency Corp.	362,183
28,500	Annaly Capital Management, Inc.	296,400
33,930	Duke Realty Corp.	738,656
7,895	Hatteras Financial Corp.	143,373
3,710	Healthcare Realty Trust, Inc.	103,064
11,610	Liberty Property Trust	414,477
10,190	Mack-Cali Realty Corp.	196,463
19,300	Senior Housing Properties Trust	428,267
13,363	Ventas, Inc.	975,767

		3,658,650

Road & Rail (0.9%):
3,700	Avis Budget Group, Inc. *	218,356
1,610	Canadian Pacific Railway, Ltd.	294,148
33,040	CSX Corp.	1,094,284
7,085	Hertz Global Holdings, Inc. *	153,603

		1,760,391

Semiconductors & Semiconductor Equipment (2.6%):
14,645	Advanced Micro Devices, Inc. *	39,249
7,810	Altera Corp.	335,127
4,965	Analog Devices, Inc.	312,795
25,740	Applied Materials, Inc.	580,694
58,720	Intel Corp.	1,836,173
8,210	Linear Technology Corp.	384,228
4,725	Microchip Technology, Inc.	231,053
14,630	Micron Technology, Inc. *	396,912
11,215	NVIDIA Corp.	234,674
2,435	Skyworks Solutions, Inc.	239,336
14,930	Texas Instruments, Inc.	853,772
6,355	Xilinx, Inc.	268,817

		5,712,830

Software (3.4%):
5,700	Activision Blizzard, Inc.	129,533
10,005	Adobe Systems, Inc. *	739,769
7,065	Autodesk, Inc. *	414,292
99,050	Microsoft Corp.	4,026,877
4,650	Nuance Communications, Inc. *	66,728
40,870	Oracle Corp.	1,763,540
14,155	Symantec Corp.	330,732

		7,471,471

Specialty Retail (2.7%):
370	Abercrombie & Fitch Co., Class A	8,155
1,445	American Eagle Outfitters, Inc.	24,681
5,770	Foot Locker, Inc.	363,510

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Specialty Retail, continued
5,690	Gap, Inc. (The)	$246,548
19,355	Home Depot, Inc. (The)	2,198,921
5,365	L Brands, Inc.	505,866
19,815	Lowe’s Cos., Inc.	1,474,038
4,325	Tiffany & Co.	380,643
10,045	TJX Cos., Inc. (The)	703,652

		5,906,014

Technology Hardware, Storage & Peripherals (5.0%):
71,700	Apple, Inc.	8,921,630
26,205	EMC Corp.	669,800
23,540	Hewlett-Packard Co.	733,506
5,525	Seagate Technology plc	287,466

		10,612,402

Textiles, Apparel & Luxury Goods (0.2%):
6,160	Michael Kors Holdings, Ltd. *	405,020

Thrifts & Mortgage Finance (0.1%):
16,515	New York Community Bancorp, Inc.	276,296

Tobacco (1.5%):
30,040	Altria Group, Inc.	1,502,601
16,580	Philip Morris International, Inc.	1,248,971
6,625	Reynolds American, Inc.	456,529
3,522	Vector Group, Ltd.	77,378

		3,285,479

Trading Companies & Distributors (0.1%):
2,845	GATX Corp.	164,953

Wireless Telecommunication Services (0.2%):
3,590	SBA Communications Corp., Class A *	420,389

Total Common Stocks (Cost $155,334,219)		215,402,273

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.4%):
Total Purchased Options (Cost $1,422,215)		925,050

Unaffiliated Investment Company (1.3%):
2,797,146	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	2,797,146

Total Unaffiliated Investment Company (Cost $2,797,146)		2,797,146

Total Investment Securities (Cost $159,553,580)(b) - 101.2%		219,124,469
Net other assets (liabilities) - (1.2)%		(2,508,102)

Net Assets - 100.0%		$216,616,367

Percentages indicated are based on net assets as of March 31, 2015.

ADR - American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Exchange-traded options purchased as of March 31, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	USD	1800.00	04/17/15	214	$6,955
S&P 500 Index	Put	USD	1900.00	04/17/15	98	12,005
S&P 500 Index	Put	USD	1850.00	05/15/15	166	83,830
S&P 500 Index	Put	USD	1925.00	05/15/15	175	186,375
S&P 500 Index	Put	USD	1850.00	06/19/15	215	306,375
S&P 500 Index	Put	USD	1900.00	06/19/15	166	329,510

Total						$925,050

Exchange-traded options written as of March 31, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	USD	2050.00	04/02/15	116	$(251,720)
S&P 500 Index	Call	USD	2050.00	04/10/15	93	(288,300)
S&P 500 Index	Call	USD	2000.00	04/17/15	122	(912,560)
S&P 500 Index	Call	USD	2075.00	04/17/15	116	(229,100)
S&P 500 Index	Call	USD	2090.00	04/17/15	117	(144,495)
S&P 500 Index	Call	USD	2100.00	04/17/15	109	(91,015)
S&P 500 Index	Call	USD	2075.00	05/15/15	109	(373,870)
S&P 500 Index	Call	USD	2100.00	05/15/15	252	(534,240)

Total						$(2,825,300)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.0%):
221,433	BAE Systems plc	$1,716,548
76,147	Cobham plc	343,286
41,055	European Aeronautic Defence & Space Co. NV	2,667,388
29,968	Finmeccanica SpA *	356,981
56,599	Meggitt plc	459,775
131,047	Rolls-Royce Holdings plc	1,849,816
18,663	Safran SA	1,304,093
117,000	Singapore Technologies Engineering, Ltd.	296,764
6,454	Thales SA	358,187
13,420	Zodiac Aerospace	444,695

		9,797,533

Air Freight & Logistics (0.3%):
34,900	Bollore	185,973
68,061	Deutsche Post AG	2,128,811
43,571	Royal Mail plc	283,055
32,834	TNT Express NV	209,009
50,366	Toll Holdings, Ltd.	339,056
24,800	Yamato Holdings Co., Ltd.	573,262

		3,719,166

Airlines (0.1%):
74,000	All Nippon Airways Co., Ltd. ^	198,576
89,000	Cathay Pacific Airways, Ltd.	205,848
16,758	Deutsche Lufthansa AG, Registered Shares	235,632
11,214	easyJet plc	312,892
49,383	International Consolidated Airlines Group SA *	442,613
8,470	Japan Airlines Co., Ltd.	264,157
39,055	Qantas Airways, Ltd. *	92,681
1,900	Ryanair Holdings plc, ADR	126,863
39,000	Singapore Airlines, Ltd.	339,687

		2,218,949

Auto Components (1.2%):
14,000	Aisin Sieki Co., Ltd.	509,006
45,900	Bridgestone Corp.	1,843,348
12,804	Compagnie Generale des Establissements Michelin SCA, Class B	1,274,677
7,758	Continental AG	1,837,298
34,200	Denso Corp.	1,563,697
115,141	GKN plc	612,031
6,600	Koito Manufacturing Co., Ltd.	198,958
12,000	NGK Spark Plug Co., Ltd.	323,215
9,600	NHK SPRING Co., Ltd.	100,307
7,000	NOK Corp.	211,308
8,587	Nokian Renkaat OYJ	255,925
15,275	Pirelli & C. SpA	253,885
9,100	Stanley Electric Co., Ltd.	206,177
10,800	Sumitomo Rubber Industries, Ltd.	199,753
15,000	The Yokohama Rubber Co., Ltd.	155,103
3,700	Toyoda Gosei Co., Ltd.	82,874
11,800	Toyota Industries Corp.	676,985
5,282	Valeo SA	789,501

		11,094,048

Automobiles (4.1%):
22,972	Bayerische Motoren Werke AG (BMW)	2,874,544
12,000	Daihatsu Motor Co., Ltd. ^	183,923
67,165	Daimler AG, Registered Shares ^	6,467,994

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
63,718	Fiat Chrysler Automobiles NV *^	$1,037,819
41,500	Fuji Heavy Industries, Ltd.	1,381,142
114,100	Honda Motor Co., Ltd.	3,713,578
43,200	Isuzu Motors, Ltd.	575,484
37,600	Mazda Motor Corp.	764,730
42,800	Mitsubishi Motors Corp.	387,241
175,500	Nissan Motor Co., Ltd.	1,791,294
26,690	PSA Peugeot Citroen SA *	447,274
13,217	Renault SA	1,204,360
24,800	Suzuki Motor Corp.	747,081
190,600	Toyota Motor Corp.	13,323,880
2,081	Volkswagen AG	537,026
19,100	Yamaha Motor Co., Ltd.	462,210

		35,899,580

Banks (13.3%):
77,000	Aozora Bank, Ltd.	273,532
192,300	Australia & New Zealand Banking Group, Ltd.	5,358,399
299,489	Banca Monte dei Paschi di Siena SpA *^	198,983
433,723	Banco Bilbao Vizcaya Argentaria SA	4,376,454
2,415,085	Banco Commercial Portugues SA *^	248,480
241,519	Banco de Sabadell SA ^	590,124
23,948	Banco Popolare SC *	374,867
125,922	Banco Popular Espanol SA	615,374
982,064	Banco Santander SA	7,385,069
78,990	Bank Hapoalim BM	380,607
89,523	Bank Leumi Le *	332,526
87,600	Bank of East Asia, Ltd. (The) ^	348,975
1,884,536	Bank of Ireland *	713,033
26,000	Bank of Kyoto, Ltd. (The)	272,965
24,900	Bank of Queensland, Ltd.	260,994
82,000	Bank of Yokohama, Ltd. (The)	481,388
311,293	Bankia SA *	433,318
46,043	Bankinter SA	350,963
1,145,751	Barclays plc	4,110,603
33,458	Bendigo and Adelaide Bank, Ltd.	319,053
73,906	BNP Paribas SA	4,494,157
255,500	BOC Hong Kong Holdings, Ltd.	912,235
53,000	Chiba Bank, Ltd. (The)	389,810
12,700	Chugoku Bank, Ltd. (The)	190,098
226,030	Chuo Mitsui Trust Holdings, Inc.	933,938
67,383	Commerzbank AG *	928,940
113,082	Commonwealth Bank of Australia	8,022,581
70,657	Credit Agricole SA	1,038,657
155,848	Criteria Caixacorp SA	737,907
44,990	Danske Bank A/S	1,187,577
120,000	DBS Group Holdings, Ltd.	1,780,758
67,310	DnB NOR ASA	1,084,229
18,715	Erste Group Bank AG	461,040
57,000	Fukuoka Financial Group, Inc.	294,221
26,000	Gunma Bank, Ltd. (The)	176,051
28,000	Hachijuni Bank, Ltd. (The)	197,999
53,000	Hang Seng Bank, Ltd.	959,535
33,000	Hiroshima Bank, Ltd. (The)	178,319
84,000	Hokuhoku Financial Group, Inc.	187,725
1,335,454	HSBC Holdings plc	11,363,382

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
60,208	Intesa Sanpaolo	$187,586
881,950	Intesa Sanpaolo SpA	3,001,938
17,400	Iyo Bank, Ltd. (The)	207,053
45,000	Joyo Bank, Ltd. (The)	231,905
17,218	KBC Groep NV *	1,065,229
3,983,509	Lloyds Banking Group plc *	4,622,935
889,700	Mitsubishi UFJ Financial Group, Inc.	5,517,594
8,445	Mizrahi Tefahot Bank, Ltd. *	85,801
1,613,339	Mizuho Financial Group, Inc.	2,840,026
165,044	National Australia Bank, Ltd.	4,831,103
66,332	Natixis	495,270
210,341	Nordea Bank AB	2,573,150
205,899	Oversea-Chinese Banking Corp., Ltd.	1,586,263
8,407	Raiffeisen International Bank-Holding AG ^	117,526
153,087	Resona Holdings, Inc.	761,605
173,570	Royal Bank of Scotland Group plc *	872,990
41,600	Seven Bank, Ltd.	205,710
127,000	Shinsei Bank, Ltd. ^	253,110
35,000	Shizuoka Bank, Ltd. (The)	350,233
107,397	Skandinaviska Enskilda Banken AB, Class A ^	1,258,914
50,158	Societe Generale	2,424,661
173,504	Standard Chartered plc	2,808,943
88,969	Sumitomo Mitsui Financial Group, Inc.	3,413,866
13,700	Suruga Bank, Ltd.	285,036
34,368	Svenska Handelsbanken AB, A Shares	1,554,360
63,726	Swedbank AB, A Shares ^	1,525,835
58,312	UBI Banca—Unione di Banche Italiane SCPA	456,704
307,750	UniCredit SpA	2,094,348
88,073	United Overseas Bank, Ltd.	1,476,442
216,871	Westpac Banking Corp.	6,487,008
15,000	Yamaguchi Financial Group, Inc. ^	172,990

		116,711,000

Beverages (2.4%):
56,089	Anheuser-Busch InBev NV	6,860,130
26,500	Asahi Breweries, Ltd.	842,710
7,581	Carlsberg A/S, Class B ^	626,125
41,751	Coca-Cola Amatil, Ltd.	342,088
13,540	Coca-Cola HBC AG	243,024
175,262	Diageo plc	4,831,868
7,264	Heineken Holding NV	500,589
15,792	Heineken NV	1,205,940
56,000	Kirin Holdings Co., Ltd.	736,424
14,891	Pernod Ricard SA	1,756,946
1,764	Remy Cointreau SA	129,897
67,570	SABMiller plc	3,535,364
9,100	Suntory Beverage & Food, Ltd.	390,802
46,255	Treasury Wine Estates, Ltd.	179,746

		22,181,653

Biotechnology (0.4%):
7,171	Actelion, Ltd., Registered Shares	831,142
33,126	CSL, Ltd.	2,319,421
10,048	Grifols SA	431,382

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
16,197	Platinum Asset Management, Ltd.	$96,238

		3,678,183

Building Products (0.8%):
74,000	Asahi Glass Co., Ltd.	486,258
23,171	Assa Abloy AB, Class B	1,383,633
31,613	Compagnie de Saint-Gobain SA	1,386,710
16,400	Daikin Industries, Ltd.	1,100,354
2,607	Geberit AG, Registered Shares	979,470
18,300	Lixil Group Corp.	434,457
22,000	TOTO, Ltd.	327,468

		6,098,350

Capital Markets (2.0%):
69,769	3i Group plc	498,923
61,771	Aberdeen Asset Management plc	420,822
107,041	Credit Suisse Group AG	2,884,543
117,300	Daiwa Securities Group, Inc.	925,332
96,619	Deutsche Bank AG, Registered Shares	3,361,088
38,492	ICAP plc	300,727
40,414	Investec plc	334,838
15,596	Julius Baer Group, Ltd.	782,770
20,082	Macquarie Group, Ltd.	1,166,607
43,892	Mediobanca SpA	421,626
256,600	Nomura Holdings, Inc.	1,511,099
1,256	Partners Group Holding AG	374,522
14,490	SBI Holdings, Inc.	175,929
8,833	Schroders plc	418,516
254,786	UBS Group AG	4,804,611

		18,381,953

Chemicals (3.7%):
24,102	Air Liquide SA	3,099,794
10,000	Air Water, Inc.	179,119
17,274	Akzo Nobel NV	1,307,784
4,498	Arkema, Inc.	354,980
90,000	Asahi Kasei Corp.	862,325
64,072	BASF SE	6,374,645
9,085	Croda International plc	368,723
18,000	Daicel Chemical Industries, Ltd.	215,093
568	Ems-Chemie Holding AG	231,120
636	Givaudan SA, Registered Shares ^	1,153,507
6,600	Hitachi Chemical Co., Ltd.	141,554
123,366	Incitec Pivot, Ltd.	381,225
28,383	Israel Chemicals, Ltd.	202,001
163	Israel Corp., Ltd. (The)	56,815
14,211	Johnson Matthey plc	712,885
11,800	JSR Corp.	204,965
11,663	K+S AG, Registered Shares	381,345
23,000	Kaneka Corp.	162,258
16,000	Kansai Paint Co., Ltd.	291,394
12,193	Koninklijke DSM NV	681,256
25,900	Kuraray Co., Ltd.	351,395
6,273	Lanxess AG	334,637
12,964	Linde AG	2,642,580
99,100	Mitsubishi Chemical Holdings Corp.	577,312
25,000	Mitsubishi Gas Chemical Co., Inc.	123,416
56,000	Mitsui Chemicals, Inc.	180,254

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
10,400	Nippon Paint Holdings Co., Ltd. ^	$381,588
11,100	Nitto Denko Corp.	743,271
16,293	Novozymes A/S, B Shares	745,329
24,762	Orica, Ltd. ^	375,691
28,900	Shin-Etsu Chemical Co., Ltd.	1,891,803
154	Sika AG, Bearer Shares	551,483
4,146	Solvay SA	599,577
101,000	Sumitomo Chemical Co., Ltd.	520,497
8,392	Symrise AG	530,726
6,434	Syngenta AG, Registered Shares	2,190,143
10,000	Taiyo Nippon Sanso Corp. ^	136,674
62,000	Teijin, Ltd.	210,941
101,000	Toray Industries, Inc.	848,124
7,101	Umicore	296,091
12,946	Yara International ASA	659,206

		32,253,526

Commercial Services & Supplies (0.5%):
17,509	Aggreko plc	395,884
16,312	Babcock International Group plc	237,927
110,633	Brambles, Ltd.	968,525
41,000	Dai Nippon Printing Co., Ltd.	399,333
13,832	Edenred	344,756
104,235	G4S plc	457,107
8,376	ISS A/S *	263,933
6,600	Park24 Co., Ltd.	135,225
14,300	SECOM Co., Ltd.	956,951
21,326	Securitas AB, B Shares	306,473
1,867	Societe BIC SA	265,870
37,000	Toppan Printing Co., Ltd.	285,707

		5,017,691

Communications Equipment (0.7%):
197,922	Alcatel-Lucent *	748,912
260,199	Nokia OYJ	1,987,363
213,687	Telefonaktiebolaget LM Ericsson, B Shares	2,691,041

		5,427,316

Construction & Engineering (0.7%):
12,020	ACS, Actividades de Construccion y Servicios SA	425,684
11,215	Bouygues SA	440,519
9,000	Chiyoda Corp.	77,151
28,515	Ferrovial SA ^	606,251
15,000	JGC Corp.	298,762
58,000	Kajima Corp.	269,880
5,932	Koninklijke Boskalis Westminster NV	292,088
6,904	Leighton Holdings, Ltd.	110,720
46,000	Obayashi Corp.	299,199
5,805	OCI NV	179,988
1	Orascom Construction, Ltd. *	7
38,000	Shimizu Corp.	257,622
26,975	Skanska AB, B Shares	606,081
69,000	TAISEI Corp.	390,686
31,777	Vinci SA	1,818,293

		6,072,931

Construction Materials (0.6%):
53,332	Boral, Ltd.	259,172
56,672	CRH plc	1,476,281
50,748	Fletcher Building, Ltd.	319,363
9,587	HeidelbergCement AG	760,506

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
15,755	Holcim, Ltd., Registered Shares	$1,178,179
2,219	Imerys SA	163,013
29,548	James Hardie Industries SE	341,591
13,073	Lafarge SA	847,649
77,000	Taiheiyo Cement Corp.	235,649

		5,581,403

Consumer Finance (0.1%):
30,000	ACOM Co., Ltd. *^	104,320
7,900	Aeon Credit Service Co., Ltd. ^	199,937
10,400	Credit Saison Co., Ltd.	187,151

		491,408

Containers & Packaging (0.1%):
84,320	Amcor, Ltd.	899,489
46,579	Rexam plc	399,585
13,100	Toyo Seikan Kaisha, Ltd.	192,480

		1,491,554

Distributors (0.0%):
7,000	Jardine Cycle & Carriage, Ltd.	209,490
388,000	Li & Fung, Ltd. ^	378,492

		587,982

Diversified Consumer Services (0.0%):
4,900	Benesse Holdings, Inc.	154,453

Diversified Financial Services (1.3%):
13,974	ASX, Ltd.	439,609
13,471	Deutsche Boerse AG	1,101,463
2,685	Eurazeo	184,172
6,477	EXOR SpA	294,482
149,750	First Pacific Co., Ltd.	149,677
5,910	Groupe Bruxelles Lambert SA	489,392
15,821	Hargreaves Lansdown plc	270,178
77,300	Hong Kong Exchanges & Clearing, Ltd.	1,889,910
12,449	Industrivarden AB, C Shares	234,150
269,901	ING Groep NV *	3,959,361
31,335	Investor AB, B Shares	1,251,186
17,500	Japan Exchange Group, Inc.	508,568
16,766	Kinnevik Investment AB, Class B	561,159
16,358	London Stock Exchange Group plc	595,659
34,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	172,169
93,700	ORIX Corp.	1,319,317
2,449	Pargesa Holding SA	171,854
54,000	Singapore Exchange, Ltd.	320,379

		13,912,685

Diversified Telecommunication Services (3.2%):
10,188	Belgacom SA	356,737
142,170	Bezeq The Israeli Telecommunication Corp., Ltd.	265,291
568,400	BT Group plc	3,682,065
221,589	Deutsche Telekom AG, Registered Shares	4,056,907
9,694	Elisa OYJ ^	243,776
128,283	France Telecom SA	2,063,621
175,820	HKT Trust & HKT, Ltd.	226,059
1,876	Iliad SA	438,234
28,385	Inmarsat plc	389,368
222,344	Koninklijke (Royal) KPN NV	755,131
25,876	Nippon Telegraph & Telephone Corp.	1,596,104

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
277,000	PCCW, Ltd.	$168,803
552,000	Singapore Telecommunications, Ltd.	1,762,216
1,605	Swisscom AG, Registered Shares	932,602
54,444	TDC A/S	390,082
125,177	Telecom Corp. of New Zealand, Ltd.	278,801
725,189	Telecom Italia SpA ^	851,375
433,869	Telecom Italia SpA	408,144
45,982	Telefonica Deutschland Holding AG ^	265,760
293,937	Telefonica SA	4,182,021
3,471	Telenet Group Holding NV *	190,915
52,436	Telenor ASA	1,060,846
180,678	TeliaSonera AB	1,150,267
298,555	Telstra Corp., Ltd.	1,432,507
18,376	TPG Telecom, Ltd. ^	127,732
85,527	Vivendi	2,126,185

		29,401,549

Electric Utilities (1.9%):
114,914	AusNet Services	127,527
41,000	Cheung Kong Infrastructure Holdings, Ltd.	352,131
46,800	Chubu Electric Power Co., Inc.	559,632
21,800	Chugoku Electric Power Co., Inc. (The)	284,680
131,000	CLP Holdings, Ltd.	1,143,975
29,786	Contact Energy, Ltd.	133,127
138,634	E.ON AG	2,065,282
161,507	EDP—Energias de Portugal SA	605,119
17,048	Electricite de France	409,415
22,068	Endesa SA	425,492
456,327	Enel SpA	2,066,387
30,119	Fortum OYJ ^	631,250
11,200	Hokuriku Electric Power Co.	148,592
99,000	Hongkong Electric Holdings, Ltd.	1,011,130
357,647	Iberdrola SA	2,304,517
51,600	Kansai Electric Power Co., Inc. (The) *	493,324
28,700	Kyushu Electric Power Co., Inc. *^	278,815
49,648	Mighty River Power, Ltd.	115,032
6,231	Red Electrica Corporacion SA	505,490
68,777	Scottish & Southern Energy plc	1,527,403
11,900	Shikoku Electric Power Co., Inc. *^	146,865
18,110	Subsea 7 SA ^	155,979
102,361	Terna—Rete Elettrica Nationale SpA	451,196
31,000	Tohoku Electric Power Co., Inc.	353,119
98,600	Tokyo Electric Power Co., Inc. (The) *	374,108

		16,669,587

Electrical Equipment (1.4%):
153,624	ABB, Ltd.	3,262,237
15,738	Alstom SA *	484,408
37,000	Fuji Electric Holdings Co., Ltd.	174,942
18,836	Legrand SA	1,014,999

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
3,400	Mabuchi Motor Co., Ltd.	$180,604
134,000	Mitsubishi Electric Corp.	1,596,222
15,000	Nidec Corp.	999,041
6,048	Osram Licht AG	300,080
14,919	Prysmian SpA	307,795
36,803	Schneider Electric SA ^	2,862,262
53,200	Sumitomo Electric Industries, Ltd.	698,716
15,153	Vestas Wind Systems A/S ^	627,514

		12,508,820

Electronic Equipment, Instruments & Components (1.5%):
21,100	Citizen Holdings Co., Ltd. ^	162,226
33,000	Fujifilm Holdings Corp.	1,176,822
9,600	Hamamatsu Photonics K.K.	290,994
18,215	Hexagon AB, B Shares	648,805
1,995	Hirose Electric Co., Ltd.	258,525
3,700	Hitachi High-Technologies Corp.	113,080
336,100	Hitachi, Ltd.	2,307,183
29,400	HOYA Corp.	1,181,075
7,600	IBIDEN Co., Ltd.	128,462
23,600	Japan Display, Inc. *^	85,017
3,270	Keyence Corp.	1,788,793
22,100	Kyocera Corp.	1,214,837
14,300	Murata Manufacturing Co., Ltd.	1,971,734
25,000	Nippon Electric Glass Co., Ltd.	122,373
14,400	Omron Corp.	650,834
19,796	Rexel SA	373,394
17,000	Shimadzu Corp.	190,102
8,400	TDK Corp.	598,199
17,100	Yaskawa Electric Corp. ^	251,110
15,100	Yokogawa Electric Corp.	163,063

		13,676,628

Energy Equipment & Services (0.2%):
26,412	AMEC plc	353,984
18,997	Petrofac, Ltd. ^	268,032
17,660	Saipem SpA *^	180,274
27,844	Seadrill, Ltd. ^	261,775
7,375	Technip-Coflexip SA	446,914
33,584	Tenaris SA	471,544
24,064	Transocean, Ltd. ^	348,265
14,329	WorleyParsons, Ltd.	104,088

		2,434,876

Food & Staples Retailing (1.5%):
46,000	Aeon Co., Ltd. ^	505,954
42,908	Carrefour SA	1,430,307
3,732	Casino Guichard-Perrachon SA	330,092
4,894	Colruyt SA	212,919
6,919	Delhaize Group	622,536
41,668	Distribuidora Internacional de Alimentacion SA	325,690
3,700	FamilyMart Co., Ltd. ^	155,504
5,357	ICA Gruppen AB	179,921
82,141	J Sainsbury plc	314,327
15,701	Jeronimo Martins SGPS SA	197,497
63,195	Koninklijke Ahold NV	1,246,711
4,400	LAWSON, Inc.	305,637
11,067	Metro AG	375,892
52,700	Seven & I Holdings Co., Ltd.	2,220,589
564,438	Tesco plc	2,019,688
78,630	Wesfarmers, Ltd.	2,626,789

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
149,018	William Morrison Supermarkets plc	$425,904
87,949	Woolworths, Ltd. ^	1,969,386

		15,465,343

Food Products (3.9%):
38,000	Ajinomoto Co., Inc.	834,814
6,188	Aryzta AG ^	380,580
24,458	Associated British Foods plc	1,021,670
146	Barry Callebaut AG, Registered Shares	142,928
5,300	Calbee, Inc.	230,704
40,602	Danone SA	2,732,006
458,382	Golden Agri-Resources, Ltd.	141,992
11,026	Kerry Group plc, Class A	740,875
10,000	Kikkoman Corp.	318,129
69	Lindt & Spruengli AG	369,850
7	Lindt & Spruengli AG, Registered Shares	443,051
4,126	Meiji Holdings Co., Ltd.	504,052
224,301	Nestle SA, Registered Shares	16,946,674
12,000	Nippon Meat Packers, Inc.	276,985
15,345	Nisshin Seifun Group, Inc.	180,936
4,100	Nissin Foods Holdings Co., Ltd.	202,060
31,089	Tate & Lyle plc	275,426
6,000	Toyo Suisan Kaisha, Ltd.	211,641
113,647	Unilever NV	4,754,689
89,553	Unilever plc	3,734,589
255,000	WH Group, Ltd. *	144,784
131,000	Wilmar International, Ltd.	311,268
6,000	Yakult Honsha Co., Ltd. ^	418,779
8,000	Yamazaki Baking Co., Ltd. ^	144,563

		35,463,045

Gas Utilities (0.6%):
75,257	APA Group	518,292
11,088	Enagas	317,293
25,485	Gas Natural SDG SA	572,041
438,829	Hong Kong & China Gas Co., Ltd.	1,014,553
127,000	Osaka Gas Co., Ltd.	532,379
145,706	Snam Rete Gas SpA	708,048
28,000	Toho Gas Co., Ltd.	163,676
161,000	Tokyo Gas Co., Ltd.	1,015,245

		4,841,527

Health Care Equipment & Supplies (0.8%):
3,915	Cochlear, Ltd.	269,249
7,790	Coloplast A/S, Class B	589,623
27,094	Elekta AB, B Shares ^	243,785
14,351	Essilor International SA Cie Generale d’Optique	1,647,597
13,459	Getinge AB, B Shares	333,985
16,900	Olympus Co., Ltd. *	629,240
61,772	Smith & Nephew plc	1,047,696
3,787	Sonova Holding AG, Registered Shares	527,412
9,800	Sysmex Corp.	545,080
22,100	Terumo Corp.	584,198
1,418	William Demant Holding A/S *	120,452

		6,538,317

Health Care Providers & Services (0.5%):
10,800	Alfresa Holdings Corp.	152,652
3,756	Celesio AG	111,023
14,940	Fresenius Medical Care AG & Co., KGaA	1,243,241

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
26,360	Fresenius SE & Co. KGaA	$1,573,897
78,492	Healthscope, Ltd.	182,533
11,100	Medipal Holdings Corp.	144,859
4,300	Miraca Holdings, Inc.	198,290
8,808	Ramsay Health Care, Ltd.	449,735
29,544	Ryman Healthcare, Ltd.	173,117
27,471	Sonic Healthcare, Ltd.	426,696
5,170	Suzuken Co., Ltd.	158,006

		4,814,049

Health Care Technology (0.0%):
14,600	M3, Inc.	310,579

Hotels, Restaurants & Leisure (1.2%):
11,993	Accor SA	626,305
13,213	Carnival plc	645,652
117,218	Compass Group plc	2,035,543
24,349	Crown, Ltd.	246,979
3,662	Flight Centre, Ltd. ^	110,154
167,000	Galaxy Entertainment Group, Ltd.	757,233
407,757	Genting Singapore plc	273,423
16,669	InterContinental Hotels Group plc	650,520
4,629	McDonald’s Holdings Co., Ltd. ^	102,639
35,141	Merlin Entertainments plc	229,863
60,400	MGM China Holdings, Ltd. ^	113,350
14,000	Oriental Land Co., Ltd. ^	1,061,792
169,300	Sands China, Ltd.	699,384
81,333	Shangri-La Asia, Ltd.	111,606
136,000	SJM Holdings, Ltd.	177,244
6,381	Sodexo, Inc.	622,544
53,904	Tabcorp Holdings, Ltd.	194,336
104,744	Tatts Group, Ltd.	317,102
30,714	TUI AG	540,039
12,669	Whitbread plc	984,450
63,000	William Hill plc	346,198
103,600	Wynn Macau, Ltd.	222,946

		11,069,302

Household Durables (0.8%):
13,600	Casio Computer Co., Ltd. ^	258,459
16,240	Electrolux AB, Series B	466,388
26,794	Husqvarna AB, B Shares	194,550
10,800	Iida Group Holdings Co., Ltd.	134,910
154,300	Panasonic Corp.	2,029,112
21,578	Persimmon plc *	531,972
2,300	Rinnai Corp.	170,889
31,000	Sekisui Chemical Co., Ltd.	403,010
39,600	Sekisui House, Ltd.	576,399
104,000	Sharp Corp. *^	203,803
80,000	Sony Corp.	2,128,085
100,500	Techtronic Industries Co., Ltd.	338,514

		7,436,091

Household Products (0.6%):
8,390	Henkel AG & Co. KGaA	867,604
44,839	Reckitt Benckiser Group plc	3,842,358
26,500	Unicharm Corp.	696,531

		5,406,493

Independent Power and Renewable Electricity Producers (0.0%):
7,700	Electric Power Development Co., Ltd.	260,048
122,358	Enel Green Power SpA ^	228,759

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
88,932	Meridian Energy, Ltd.	$134,597

		623,404

Industrial Conglomerates (1.3%):
329	Delek Group, Ltd.	84,889
77,000	Hankyu Hanshin Holdings, Inc.	477,077
150,000	Hutchison Whampoa, Ltd.	2,074,991
35,000	Keihan Electric Railway Co., Ltd. ^	213,642
105,200	Keppel Corp., Ltd.	690,087
64,763	Koninklijke Philips Electronics NV	1,839,878
105,390	NWS Holdings, Ltd.	175,535
55,283	Orkla ASA	418,473
9,300	Seibu Holdings, Inc.	240,798
63,000	SembCorp Industries, Ltd.	193,776
55,308	Siemens AG, Registered Shares	5,987,036
26,718	Smiths Group plc	442,327
2,053	Wendel	244,701

		13,083,210

Insurance (5.8%):
13,109	Admiral Group plc	297,054
126,896	AEGON NV	1,002,589
15,076	Ageas NV	541,206
840,200	AIA Group, Ltd.	5,266,127
30,734	Allianz SE, Registered Shares +	5,339,625
206,349	AMP, Ltd.	1,008,638
80,506	Assicurazioni Generali SpA	1,584,761
206,432	Aviva plc	1,652,404
125,768	AXA SA	3,170,993
3,163	Baloise Holding AG, Registered Shares	419,020
11,102	CNP Assurances	194,175
74,500	Dai-ichi Life Insurance Co., Ltd. (The)	1,084,388
13,649	Delta Lloyd NV	257,382
100,611	Direct Line Insurance Group plc	475,601
14,068	Gjensidige Forsikring ASA	243,205
4,189	Hannover Rueckversicherung AG, Registered Shares ^	433,234
164,881	Insurance Australia Group, Ltd.	764,070
418,459	Legal & General Group plc	1,727,064
63,211	Mapfre SA	230,594
185,079	Medibank Private, Ltd. *	326,578
35,311	MS&AD Insurance Group Holdings, Inc.	992,312
12,146	Muenchener Rueckversicherungs-Gesellschaft AG	2,620,768
22,425	NKSJ Holdings, Inc.	698,444
10,936	NN Group NV *	310,156
339,678	Old Mutual plc	1,118,078
179,058	Prudential plc	4,432,902
93,865	QBE Insurance Group, Ltd.	928,745
100,978	Resolution, Ltd.	618,430
72,460	RSA Insurance Group plc	451,706
31,623	Sampo OYJ, A Shares	1,597,698
10,667	SCOR SE	360,238
13,900	Sony Financial Holdings, Inc.	223,939
134,575	Standard Life plc	947,722

Shares		Fair Value
Common Stocks, continued
Insurance, continued
164,480	Standard Life plc B/C *	$178,088
88,880	Suncorp-Metway, Ltd.	911,741
2,177	Swiss Life Holding AG, Registered Shares	538,928
24,789	Swiss Re AG	2,401,076
42,236	T&D Holdings, Inc.	582,717
48,600	Tokio Marine Holdings, Inc.	1,839,319
1,487	Tryg A/S	175,243
69,878	UnipolSai SpA	203,740
2,681	Vienna Insurance Group Weiner Staeditische Versicherung AG ^	118,718
10,433	Zurich Insurance Group AG	3,536,373

		51,805,789

Internet & Catalog Retail (0.1%):
55,600	Rakuten, Inc.	982,226

Internet Software & Services (0.1%):
11,400	Kakaku.com, Inc.	189,937
2,600	mixi, Inc. ^	105,370
8,224	United Internet AG, Registered Shares	374,913
95,500	Yahoo! Japan Corp. ^	394,997

		1,065,217

IT Services (0.3%):
31,129	Amadeus IT Holding SA	1,334,673
5,688	Atos Origin SA	390,493
9,987	Cap Gemini SA	819,887
34,820	Computershare, Ltd.	336,389
2,400	Itochu Techno-Solutions Corp.	49,933
8,500	Nomura Research Institute, Ltd.	320,380
8,600	NTT Data Corp.	375,067
3,900	Otsuka Corp.	166,511

		3,793,333

Leisure Products (0.2%):
13,600	Namco Bandai Holdings, Inc.	265,150
23,100	Nikon Corp. ^	310,132
3,200	Sankyo Co., Ltd.	114,076
11,700	Sega Sammy Holdings, Inc.	171,129
5,300	Shimano, Inc.	790,227
11,800	Yamaha Corp.	207,031

		1,857,745

Life Sciences Tools & Services (0.0%):
3,538	Lonza Group AG, Registered Shares	442,478
15,784	QIAGEN NV *	398,240

		840,718

Machinery (2.5%):
21,201	Alfa Laval AB	417,483
23,000	AMADA Co., Ltd.	221,906
4,759	Andritz AG	284,548
27,394	Atlas Copco AB, B Shares	811,219
46,809	Atlas Copco AB, A Shares	1,518,844
67,292	CNH Industrial NV	551,271
13,300	Fanuc, Ltd.	2,911,315
12,900	GEA Group AG ^	623,822
17,500	Hino Motors, Ltd.	250,271
6,900	Hitachi Construction Machinery Co., Ltd.	120,946
100,000	IHI Corp.	469,480
19,581	IMI plc	369,847
13,200	JTEKT Corp.	206,498

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
96,000	Kawasaki Heavy Industries, Ltd.	$485,924
66,200	Komatsu, Ltd.	1,304,182
21,883	Kone OYJ, B Shares ^	969,913
78,000	Kubota Corp.	1,237,775
6,400	Kurita Water Industries, Ltd.	155,037
8,600	Makita Corp.	447,498
2,458	MAN AG	258,998
67,702	Melrose Industries plc	278,266
7,570	Metso Corp. OYJ ^	220,967
21,000	Minebea Co., Ltd.	332,372
209,000	Mitsubishi Heavy Industries, Ltd.	1,154,275
7,900	Nabtesco Corp.	229,253
18,000	NGK Insulators, Ltd.	385,007
34,000	NSK, Ltd.	498,432
76,300	Sandvik AB	854,948
1,465	Schindler Holding AG, Registered Shares	239,570
3,061	Schindler Holding AG	509,800
66,000	SembCorp Marine, Ltd. ^	140,466
26,798	SKF AB, B Shares	693,634
3,800	SMC Corp.	1,135,849
1,669	Sulzer AG, Registered Shares ^	183,496
37,000	Sumitomo Heavy Industries, Ltd.	242,820
7,200	THK Co., Ltd.	183,722
6,864	Vallourec SA	167,685
105,749	Volvo AB, B Shares ^	1,281,367
9,900	Wartsila Corp. OYJ	438,460
15,272	Weir Group plc (The)	385,056
134,250	Yangzijiang Shipbuilding Holdings, Ltd.	123,780
12,422	Zardoya Otis SA ^	160,202

		23,456,204

Marine (0.4%):
508	A.P. Moeller—Maersk A/S, Class B ^	1,062,511
270	A.P. Moller—Maersk A/S, Class A ^	548,804
3,866	Kuehne & Nagel International AG, Registered Shares	575,025
70,000	Mitsui O.S.K. Lines, Ltd. ^	238,159
116,000	Nippon Yusen Kabushiki Kaisha	334,690

		2,759,189

Media (1.5%):
6,203	Altice SA *	672,550
2,825	Axel Springer AG	167,044
72,482	British Sky Broadcasting Group plc	1,066,447
15,177	Dentsu, Inc.	651,780
10,353	Eutelsat Communications SA	342,734
15,400	Hakuhodo DY Holdings, Inc.	164,248
265,562	ITV plc	995,682
4,332	JC Decaux SA	145,475
1,514	Kabel Deutschland Holding AG *	196,949
8,346	Lagardere S.C.A.	249,932
6,471	Numericable-SFR *	352,831
57,072	Pearson plc	1,226,816
14,902	ProSiebenSat.1 Media AG, Registered Share	732,210

Shares		Fair Value
Common Stocks, continued
Media, continued
13,273	Publicis Groupe	$1,024,655
3,720	REA Group, Ltd.	136,579
49,476	Reed Elsevier NV	1,233,509
78,681	Reed Elsevier plc	1,351,319
2,665	RTL Group	256,234
21,794	SES, Class A	771,292
98,768	Singapore Press Holdings, Ltd. ^	301,631
7,400	Toho Co., Ltd.	181,298
21,220	Wolters Kluwer NV	693,531
91,077	WPP plc	2,065,196

		14,979,942

Metals & Mining (2.9%):
167,224	Alumina, Ltd.	203,927
97,797	Anglo American plc	1,455,216
27,562	Antofagasta plc	297,193
70,168	ArcelorMittal ^	661,962
147,550	BHP Billiton plc	3,203,125
224,041	BHP Billiton, Ltd.	5,216,747
19,830	Boliden AB	394,863
101,346	Fortescue Metals Group, Ltd. ^	150,138
14,577	Fresnillo plc	147,125
732,904	Glencore International plc	3,085,091
15,000	Hitachi Metals, Ltd.	230,779
27,328	Iluka Resources, Ltd.	176,028
34,600	JFE Holdings, Inc.	765,747
227,000	Kobe Steel, Ltd.	420,230
2,600	Maruichi Steel Tube, Ltd. ^	61,704
83,000	Mitsubishi Materials Corp.	279,620
54,054	Newcrest Mining, Ltd. *	547,836
537,480	Nippon Steel Corp.	1,355,802
90,109	Norsk Hydro ASA	474,387
6,450	Randgold Resources, Ltd.	447,513
88,779	Rio Tinto plc	3,626,303
30,787	Rio Tinto, Ltd.	1,334,425
36,000	Sumitomo Metal & Mining Co., Ltd.	527,902
31,516	ThyssenKrupp AG	827,443
7,663	Voestalpine AG	280,098
2,900	Yamato Kogyo Co., Ltd.	70,227

		26,241,431

Multiline Retail (0.4%):
4,000	Don Quijote Co., Ltd.	326,217
37,408	Harvey Norman Holdings, Ltd. ^	126,497
22,200	Isetan Mitsukoshi Holdings, Ltd.	368,026
16,100	J. Front Retailing Co., Ltd.	253,610
112,307	Marks & Spencer Group plc	890,811
18,500	MARUI GROUP Co., Ltd.	210,578
10,579	Next plc	1,102,083
5,241	Pinault Printemps Redoute	1,024,275
18,000	Takashimaya Co., Ltd.	177,268

		4,479,365

Multi-Utilities (1.0%):
47,896	AGL Energy, Ltd.	553,463
342,910	Centrica plc	1,286,039
100,263	GDF Suez	1,983,665
263,125	National Grid plc	3,363,593
33,570	RWE AG	858,203
19,780	Suez Environnement Co.	339,611
28,666	Veolia Environnement	542,574

		8,927,148

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.9%):
239,068	BG Group plc	$2,936,458
1,260,005	BP plc	8,139,765
9,550	Caltex Australia, Ltd.	253,820
176,231	Eni SpA	3,056,073
4,512	Fuchs Petrolub AG	180,564
26,084	Galp Energia SGPS SA	282,251
6,000	Idemitsu Kosan Co., Ltd.	104,670
59,300	INPEX Corp.	655,455
159,770	JX Holdings, Inc.	615,791
13,881	Lundin Petroleum AB *^	190,451
8,464	Neste Oil OYJ ^	221,914
10,104	OMV AG	277,272
77,079	Origin Energy, Ltd.	660,464
73,493	Repsol YPF SA ^	1,366,584
170,235	Royal Dutch Shell plc, B Shares	5,287,798
270,135	Royal Dutch Shell plc, A Shares	8,026,994
65,620	Santos, Ltd.	353,882
11,800	Showa Shell Sekiyu K.K.	108,042
76,852	Statoil ASA	1,362,967
19,000	TonenGeneral Sekiyu K.K.	164,301
149,298	Total SA	7,426,705
67,537	Tullow Oil plc	281,976
52,178	Woodside Petroleum, Ltd.	1,364,738

		43,318,935

Paper & Forest Products (0.2%):
61,000	Oji Paper Co., Ltd.	250,267
36,657	Stora Enso OYJ, R Shares	377,613
40,555	Svenska Cellulosa AB, B Shares	936,171
37,305	UPM-Kymmene OYJ	726,212

		2,290,263

Personal Products (0.7%):
6,870	Beiersdorf AG ^	597,451
35,500	Kao Corp.	1,776,185
17,579	L’Oreal SA	3,236,259
24,700	Shiseido Co., Ltd. ^	439,335

		6,049,230

Pharmaceuticals (9.8%):
149,800	Astellas Pharma, Inc.	2,457,734
88,070	AstraZeneca plc	6,037,257
57,677	Bayer AG	8,665,023
14,900	Chugai Pharmaceutical Co., Ltd.	470,284
45,000	Daiichi Sankyo Co., Ltd. ^	715,602
10,500	Dainippon Sumitomo Pharma Co., Ltd.	124,683
17,600	Eisai Co., Ltd.	1,252,635
338,251	GlaxoSmithKline plc	7,744,855
3,900	Hisamitsu Pharmaceutical Co., Inc.	160,332
15,000	Kyowa Hakko Kogyo Co., Ltd.	196,006
8,990	Merck KGaA	1,008,803
15,200	Mitsubishi Tanabe Pharma Corp.	261,361
159,974	Novartis AG, Registered Shares	15,832,733
139,992	Novo Nordisk A/S, B Shares	7,492,053
5,700	Ono Pharmaceutical Co., Ltd.	645,480
6,800	Orion OYJ, Class B ^	191,740
27,400	Otsuka Holdings Co., Ltd.	858,992
48,828	Roche Holding AG	13,474,819
82,949	Sanofi-Aventis SA	8,161,094

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
26,000	Santen Pharmaceutical Co., Ltd. ^	$379,420
21,300	Shionogi & Co., Ltd.	711,362
41,212	Shire plc	3,276,740
2,100	Taisho Pharmaceutical Holdings Co., Ltd.	156,554
54,800	Takeda Pharmacuetical Co., Ltd.	2,741,371
59,790	Teva Pharmaceutical Industries, Ltd.	3,753,039
8,882	UCB SA	639,954

		87,409,926

Professional Services (0.5%):
11,833	Adecco SA, Registered Shares	986,590
27,668	ALS, Ltd. ^	103,848
14,704	Bureau Veritas SA	315,980
46,010	Capita Group plc	760,496
68,135	Experian plc	1,128,220
11,819	Intertek Group plc	437,497
8,467	Randstad Holding NV	514,128
9,400	Recruit Holdings Co., Ltd.	293,946
394	SGS SA, Registered Shares	754,339

		5,295,044

Real Estate Investment Trusts (REITs) (1.6%):
133,000	Ascendas Real Estate Investment Trust	251,071
67,767	British Land Co. plc	835,934
135,000	CapitaCommercial Trust	173,670
157,000	CapitaMall Trust	251,749
62,079	Dexus Property Group	357,271
94,343	Federation Centres	217,886
2,272	Fonciere des Regions SA	224,745
2,110	Gecina SA	285,376
115,163	GPT Group	399,965
53,325	Hammerson plc	525,597
2,354	ICADE	212,575
52	Japan Prime Realty Investment Corp.	179,303
84	Japan Real Estate Investment Corp.	395,764
168	Japan Retail Fund Investment Corp.	334,263
11,971	Klepierre	587,989
55,179	Land Securities Group plc	1,025,141
68,211	Liberty International plc	351,928
159,500	Link REIT (The)	981,557
122,990	Macquarie Goodman Group	592,462
266,668	Mirvac Group	407,158
103	Nippon Building Fund, Inc.	506,754
109	Nippon Prologis REIT, Inc.	240,324
159,952	Novion Property Group	304,792
369,204	Scentre Group	1,048,788
55,767	SERGO plc	344,708
170,509	Stockland Trust Group	582,589
163,000	Suntec REIT	220,383
6,790	Unibail-Rodamco SE	1,832,640
171	United Urban Investment Corp.	266,795
137,646	Westfield Corp.	998,361

		14,937,538

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (2.2%):
7,260	AEON Mall Co., Ltd.	$144,086
74,028	BGP Holdings plc *(a)	—
173,000	CapitaLand, Ltd.	451,413
32,000	City Developments, Ltd.	234,636
96,000	CK Hutchison Holdings, Ltd.	1,964,026
4,900	Daito Trust Construction Co., Ltd.	548,553
41,400	Daiwa House Industry Co., Ltd.	818,541
23,982	Deutsche Annington Immobilien SE	810,191
19,447	Deutsche Wohnen AG	498,607
211,000	Global Logistic Properties, Ltd.	407,544
162,000	Hang Lung Properties, Ltd.	456,127
74,130	Henderson Land Development Co., Ltd.	519,960
18,800	Hulic Co., Ltd.	211,798
43,000	Hysan Development Co., Ltd.	188,823
7,136	IMMOEAST AG NPV(BR) *	—
60,788	Immofinanz Immobilien Anlagen AG *^	178,620
51,500	Kerry Properties, Ltd.	179,216
37,338	Lend Lease Group	471,596
87,000	Mitsubishi Estate Co., Ltd.	2,021,922
66,000	Mitsui Fudosan Co., Ltd.	1,942,520
369,623	New World Development Co., Ltd.	427,777
8,100	Nomura Real Estate Holdings, Inc.	146,303
7,200	NTT Urban Development Corp.	72,168
217,600	Sino Land Co., Ltd.	354,574
24,000	Sumitomo Realty & Development Co., Ltd.	865,477
118,000	Sun Hung Kai Properties, Ltd.	1,816,622
45,000	Swire Pacific, Ltd., Class A	611,818
82,000	Swire Properties, Ltd.	266,443
3,821	Swiss Prime Site AG	332,147
29,000	Tokyo Tatemono Co., Ltd.	212,809
30,800	Tokyu Fudosan Holdings Corp.	210,607
31,996	UOL Group, Ltd.	178,170
103,300	Wharf Holdings, Ltd. (The)	720,123
60,000	Wheelock & Co., Ltd.	306,288

		18,569,505

Road & Rail (1.0%):
71,622	Asciano, Ltd.	345,103
152,127	Aurizon Holdings, Ltd.	560,603
10,000	Central Japan Railway Co.	1,813,292
142,000	ComfortDelGro Corp., Ltd.	299,111
12,264	DSV A/S	381,684
23,213	East Japan Railway Co.	1,866,023
31,000	Keihin Electric Express Railway Co., Ltd.	248,424
38,000	Keio Corp.	298,816
20,000	Keisei Electric Railway Co., Ltd.	248,999
126,000	Kintetsu Corp.	463,359
102,500	MTR Corp., Ltd.	486,959
65,000	Nagoya Railroad Co., Ltd. ^	260,173
63,000	Nippon Express Co., Ltd.	353,035
42,000	Odakyu Electric Railway Co., Ltd.	429,036
69,000	Tobu Railway Co., Ltd.	327,969

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
82,000	Tokyu Corp.	$508,739
11,100	West Japan Railway Co.	583,416

		9,474,741

Semiconductors & Semiconductor Equipment (0.8%):
10,800	Advantest Corp. ^	136,801
96,769	ARM Holdings plc	1,584,139
17,400	ASM Pacific Technology, Ltd. ^	180,938
23,770	ASML Holding NV	2,422,360
77,822	Infineon Technologies AG	931,673
6,900	ROHM Co., Ltd.	473,541
42,738	STMicroelectronics NV	398,294
12,000	Tokyo Electron, Ltd.	838,759

		6,966,505

Software (0.9%):
3,500	Colopl, Inc. ^	75,621
8,965	Dassault Systemes SA	607,319
28,100	Gungho Online Enetertainment, Inc.	110,132
6,900	Konami Corp. ^	129,461
9,400	Nexon Co., Ltd.	100,334
4,247	NICE Systems, Ltd.	260,498
7,300	Nintendo Co., Ltd.	1,075,946
2,700	Oracle Corp.	116,403
73,175	Sage Group plc	506,358
64,282	SAP AG	4,667,207
7,400	Trend Micro, Inc.	244,363

		7,893,642

Specialty Retail (1.1%):
2,000	ABC-Mart, Inc. ^	117,245
66,038	Dixons Carphone plc	403,996
3,700	Fast Retailing Co., Ltd.	1,434,552
66,472	Hennes & Mauritz AB, B Shares	2,698,975
1,200	Hikari Tsushin, Inc.	77,952
76,342	Industria de Diseno Textil SA	2,447,335
164,751	Kingfisher plc	929,587
4,700	Nitori Co., Ltd.	319,029
2,700	Sanrio Co., Ltd. ^	72,386
1,600	Shimamura Co., Ltd. ^	148,366
18,724	Sports Direct International *	168,535
16,500	USS Co., Ltd.	285,916
59,900	Yamada Denki Co., Ltd. ^	247,252

		9,351,126

Technology Hardware, Storage & Peripherals (0.7%):
17,900	Brother Industries, Ltd.	285,546
79,600	Canon, Inc.	2,819,720
129,000	Fujitsu, Ltd.	881,120
5,694	Gemalto NV	454,039
32,000	Konica Minolta Holdings, Inc.	325,817
175,000	NEC Corp.	515,135
47,500	Ricoh Co., Ltd.	518,095
22,677	Seek, Ltd.	294,980
17,800	Seiko Epson Corp.	316,309
278,000	Toshiba Corp.	1,168,843

		7,579,604

Textiles, Apparel & Luxury Goods (1.5%):
14,863	Adidas AG	1,178,201
10,500	ASICS Corp.	286,316
30,994	Burberry Group plc	795,874
3,787	Christian Dior SA	711,257

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
36,441	Compagnie Financiere Richemont SA, Registered Shares	$2,937,035
1,783	Hermes International SA	629,303
3,914	Hugo Boss AG	476,530
11,734	Luxottica Group SpA	745,557
19,521	LVMH Moet Hennessy Louis Vuitton SA	3,444,610
7,995	Pandora A/S	729,026
2,141	Swatch Group AG (The) ^	908,190
3,471	Swatch Group AG (The), Registered Shares ^	290,961
56,500	Yue Yuen Industrial Holdings, Ltd.	199,443

		13,332,303

Tobacco (1.4%):
130,016	British American Tobacco plc	6,716,369
66,898	Imperial Tobacco Group plc	2,936,326
76,300	Japan Tobacco, Inc.	2,418,097
13,886	Swedish Match AB, Class B	409,109

		12,479,901

Trading Companies & Distributors (1.1%):
34,213	Ashtead Group plc	549,412
11,159	Brenntag AG	668,893
23,152	Bunzl plc	628,085
109,900	ITOCHU Corp.	1,192,752
116,200	Marubeni Corp.	674,410
97,300	Mitsubishi Corp.	1,963,930
120,500	Mitsui & Co., Ltd.	1,619,797
294,090	Noble Group, Ltd.	197,203
80,200	Sumitomo Corp.	859,716
14,500	Toyota Tsushu Corp.	385,111
16,599	Travis Perkins plc	479,405
17,902	Wolseley plc	1,058,719

		10,277,433

Transportation Infrastructure (0.4%):
29,391	Abertis Infraestructuras SA ^	531,130
4,167	Aena SA *	418,918
2,204	Aeroports de Paris	263,606
29,656	Atlantia SpA	779,540
61,151	Auckland International Airport, Ltd.	205,669
2,627	Fraport AG	157,219
34,466	Groupe Eurotunnel SA	493,950
380,000	Hutchison Port Holdings Trust	264,100
16,000	Kamigumi Co., Ltd.	151,435
4,863	Koninklijke Vopak NV	268,729
8,000	Mitsubishi Logistics Corp. ^	125,083
81,034	Sydney Airport	318,827
125,963	Transurban Group	912,097

		4,890,303

Water Utilities (0.1%):
16,268	Severn Trent plc	496,619
47,472	United Utilities Group plc	656,796

		1,153,415

Wireless Telecommunication Services (1.6%):
122,700	KDDI Corp.	2,783,567
4,381	Millicom International Cellular SA, SDR	317,593
107,200	NTT DoCoMo, Inc.	1,864,290
67,000	SoftBank Corp.	3,899,766

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
41,202	StarHub, Ltd.	$130,633
20,816	Tele2 AB	249,327
1,848,460	Vodafone Group plc	6,040,013

		15,285,189

Total Common Stocks (Cost $762,670,257)		898,257,094

Preferred Stocks (0.6%):
Automobiles (0.4%):
3,648	Bayerische Motoren Werke AG (BMW), Preferred Shares	337,744
10,676	Porsche Automobil Holding SE, Preferred Shares	1,047,840
11,254	Volkswagen AG, Preferred Shares	2,994,399

		4,379,983

Household Products (0.2%):
12,436	Henkel AG & Co. KGaA, Preferred Shares	1,464,489

Total Preferred Stocks (Cost $3,639,498)		5,844,472

Rights (0.0%):
Banks (0.0%):
433,723	Banco Bilbao Vizcaya Argentaria SA *	62,483

Construction & Engineering (0.0%):
241,519	Banco de Sabadell SA *^	61,279
21,578	Persimmon plc *	30,404

		91,683

Diversified Telecommunication Services (0.0%):
293,937	Telefonica SA *	47,402

Total Rights (Cost $–)		201,568

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.2%):
$38,717,861	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	38,717,861

Total Securities Held as Collateral for Securities on Loan (Cost $38,717,861)		38,717,861

Unaffiliated Investment Company (0.0%):
254,478	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	254,478

Total Unaffiliated Investment Company (Cost $254,478)		254,478

Total Investment Securities (Cost $805,282,094)(d) - 103.2%		943,275,473
Net other assets (liabilities) - (3.2)%		(29,097,516)

Net Assets - 100.0%		$914,177,957

Percentages indicated are based on net assets as of March 31, 2015.

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

ADR     -     American Depositary Receipt

SDR     -     Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $35,372,338.
+	Affiliated Securities
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(c)	The rate represents the effective yield at March 31, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1. The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	7.0%
Austria	0.2%
Belgium	1.3%
Bermuda	—	%NM
China	—	%NM
Denmark	1.6%
Finland	0.8%
France	8.8%
Germany	9.1%
Guernsey	0.1%
Hong Kong	3.1%
Ireland (Republic of)	0.7%
Israel	0.6%
Italy	2.1%
Japan	21.5%
Luxembourg	0.3%
Netherlands	3.0%
New Zealand	0.1%
Norway	0.6%
Portugal	0.1%
Singapore	1.3%
Spain	3.3%
Sweden	2.9%
Switzerland	9.4%
United Arab Emirates	—	%NM
United Kingdom	18.0%
United States	4.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/18/15	12	$1,344,654	$18,212
FTSE 100 Index June Futures (British Pounds)	Long	6/19/15	26	2,594,138	9
SGX Nikkei 225 Index June Futures (Japanese Yen)	Long	6/11/15	23	1,847,461	29,402
EURO STOXX 50 Index June Futures (Euro)	Long	6/19/15	87	3,396,194	24,961

Total					$72,584

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (64.8%):
Aerospace & Defense (0.9%):
92,827	General Dynamics Corp.	$12,599,409

Automobiles (0.8%):
300,152	General Motors Co.	11,255,700

Banks (11.7%):
1,271,483	Bank of America Corp.	19,568,123
198,911	BB&T Corp. ^	7,755,540
782,388	Citigroup, Inc.	40,308,629
430,019	Citizens Financial Group, Inc. ^	10,376,358
193,017	Comerica, Inc.	8,710,857
425,686	Fifth Third Bancorp	8,024,181
383,428	First Horizon National Corp. ^	5,479,186
639,525	JPMorgan Chase & Co.	38,742,425
176,269	PNC Financial Services Group, Inc. ^	16,435,322

		155,400,621

Biotechnology (0.8%):
70,081	Amgen, Inc.	11,202,448

Capital Markets (4.8%):
361,990	Charles Schwab Corp. (The)	11,018,976
51,841	Goldman Sachs Group, Inc. (The)	9,744,553
579,562	Morgan Stanley	20,684,567
132,559	Northern Trust Corp.	9,232,734
178,275	State Street Corp.	13,108,561

		63,789,391

Chemicals (0.3%):
96,977	Dow Chemical Co. (The)	4,652,956

Commercial Services & Supplies (0.8%):
235,478	Tyco International plc	10,139,683

Communications Equipment (0.9%):
456,100	Cisco Systems, Inc.	12,554,153

Consumer Finance (0.1%):
61,813	Synchrony Financial *^	1,876,025

Diversified Financial Services (1.4%):
66,540	CME Group, Inc.	6,302,003
302,903	Voya Financial, Inc.	13,058,149

		19,360,152

Diversified Telecommunication Services (1.2%):
143,496	France Telecom SA	2,308,344
641,920	Koninklijke (Royal) KPN NV	2,180,106
1,340,597	Telecom Italia SpA	1,573,866
94,164	Telefonica SA	1,339,729
152,168	Verizon Communications, Inc. ^	7,399,930

		14,801,975

Electric Utilities (0.4%):
142,123	FirstEnergy Corp. ^	4,982,832

Electronic Equipment, Instruments & Components (0.7%):
436,711	Corning, Inc.	9,904,605

Energy Equipment & Services (1.1%):
167,589	Baker Hughes, Inc.	10,655,309
185,421	Ensco plc, Class A, ADR	3,906,820

		14,562,129

Food & Staples Retailing (1.1%):
180,876	Wal-Mart Stores, Inc.	14,877,051

Shares		Fair Value
Common Stocks, continued
Food Products (2.0%):
207,664	Archer-Daniels-Midland Co.	$9,843,274
293,729	Mondelez International, Inc., Class A	10,600,679
179,318	Unilever NV, NYS	7,488,319

		27,932,272

Health Care Equipment & Supplies (1.3%):
69,497	Baxter International, Inc.	4,760,545
156,028	Medtronic plc	12,168,623

		16,929,168

Health Care Providers & Services (2.1%):
65,190	Anthem, Inc.	10,065,988
84,496	Express Scripts Holding Co. *	7,331,718
90,038	UnitedHealth Group, Inc.	10,650,595

		28,048,301

Hotels, Restaurants & Leisure (1.1%):
318,458	Carnival Corp.	15,235,031

Household Products (0.8%):
126,837	Procter & Gamble Co. (The) ^	10,393,024

Industrial Conglomerates (1.9%):
1,035,873	General Electric Co.	25,700,009

Insurance (2.0%):
99,007	Aon plc	9,516,553
173,895	Marsh & McLennan Cos., Inc.	9,753,771
175,822	Willis Group Holdings plc	8,471,104

		27,741,428

Internet Software & Services (1.1%):
250,944	eBay, Inc. *	14,474,450

IT Services (0.8%):
196,427	Amdocs, Ltd.	10,685,629

Machinery (1.3%):
79,617	Caterpillar, Inc.	6,371,749
169,662	Ingersoll-Rand plc	11,550,589

		17,922,338

Media (3.5%):
41,092	CBS Corp., Class B	2,491,408
262,068	Comcast Corp., Class A ^	14,798,980
184,927	Thomson Reuters Corp.	7,498,422
61,239	Time Warner Cable, Inc.	9,178,501
66,039	Time Warner, Inc.	5,576,333
88,120	Viacom, Inc., Class B	6,018,596

		45,562,240

Multiline Retail (1.3%):
215,512	Target Corp.	17,687,070

Multi-Utilities (0.5%):
115,054	PG&E Corp.	6,105,916

Oil, Gas & Consumable Fuels (5.3%):
86,406	Anadarko Petroleum Corp.	7,155,281
152,928	Apache Corp.	9,226,146
270,747	Canadian Natural Resources, Ltd.	8,299,430
96,334	Exxon Mobil Corp.	8,188,390
99,865	Occidental Petroleum Corp. ^	7,290,145
666,323	Royal Dutch Shell plc, A Shares	19,799,620
211,731	Total SA	10,532,383

		70,491,395

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (5.2%):
176,454	Eli Lilly & Co.	$12,819,383
236,440	Merck & Co., Inc.	13,590,572
125,115	Novartis AG, Registered Shares	12,382,715
6,043	Novartis AG, ADR	595,900
216,518	Pfizer, Inc.	7,532,661
97,668	Sanofi-Aventis SA	9,609,251
205,730	Teva Pharmaceutical Industries, Ltd., ADR	12,816,979

		69,347,461

Road & Rail (0.7%):
297,220	CSX Corp.	9,843,926

Semiconductors & Semiconductor Equipment (2.4%):
531,036	Applied Materials, Inc.	11,980,172
208,549	Broadcom Corp., Class A	9,029,129
340,984	Intel Corp.	10,662,570

		31,671,871

Software (2.7%):
108,456	Adobe Systems, Inc. *	8,019,237
128,409	Citrix Systems, Inc. *	8,201,483
231,066	Microsoft Corp.	9,393,988
477,121	Symantec Corp.	11,147,932

		36,762,640

Technology Hardware, Storage & Peripherals (0.5%):
193,609	NetApp, Inc. ^	6,865,375

Tobacco (0.7%):
125,360	Philip Morris International, Inc.	9,443,369

Wireless Telecommunication Services (0.6%):
257,251	Vodafone Group plc, ADR	8,406,963

Total Common Stocks (Cost $702,122,298)		869,209,006

Convertible Preferred Stocks (0.5%):
Banks (0.2%):
13,608	KeyCorp, Series A	1,760,535
10,000	Wells Fargo & Co.	265,200

		2,025,735

Capital Markets (0.2%):
42,000	AMG Capital Trust II, 1.06%	2,559,375
23,135	State Street Corp., Series D, 0.86%^	631,354

		3,190,729

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I	1,641,613

Total Convertible Preferred Stocks (Cost $5,707,722)		6,858,077

Right (0.0%):
Diversified Telecommunication Services (0.0%):
94,164	Telefonica SA *	15,185

Total Right (Cost $–)		15,185

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (7.0%):
Air Freight & Logistics (0.2%):
$2,153,000	UTI Worldwide, Inc., 4.50%, 3/1/19	$2,414,051

Biotechnology (0.2%):
1,987,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	3,009,063

Capital Markets (0.7%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17(a)	1,680,840
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	4,918,991
2,932,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,963,153

		9,562,984

Communications Equipment (0.4%):
1,340,000	Ciena Corp., 4.00%, 12/15/20(a)	1,702,638
2,969,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^	3,071,059

		4,773,697

Energy Equipment & Services (0.2%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100^	2,248,121

Health Care Equipment & Supplies (0.2%):
1,899,000	NuVasive, Inc., 2.75%, 7/1/17	2,371,376

Health Care Providers & Services (1.4%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	3,167,739
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100^	3,543,438
1,642,000	Omnicare, Inc., Series OCR, 3.25%, 12/15/35, Callable 1/15/18 @ 100^	1,922,166
1,407,000	Omnicare, Inc., 3.50%, 2/15/44, Callable 2/15/19 @ 93.09^	1,712,143
4,397,000	WellPoint, Inc., 2.75%, 10/15/42	9,082,553

		19,428,039

Insurance (0.3%):
726,000	Old Republic International Corp., 3.75%, 3/15/18^	856,680
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,982,160
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,829,165

		4,668,005

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Internet & Catalog Retail (0.2%):
$1,462,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200	$2,040,404

Media (0.5%):
5,810,000	Liberty Media Corp., 1.38%, 10/15/23(a)	5,799,106
1,073,000	Live National Entertainment, Inc., 2.50%, 5/15/19(a)	1,125,980

		6,925,086

Oil, Gas & Consumable Fuels (0.4%):
2,123,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	1,543,156
1,989,000	Peabody Energy Corp., 4.75%, 12/15/41^	702,366
3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	3,007,471

		5,252,993

Pharmaceuticals (0.1%):
1,327,000	Jazz Pharmaceuticals, Inc., 1.88%, 8/15/21^(a)	1,544,296

Semiconductors (0.1%):
1,760,000	Microchip Technology, Inc., 1.63%, 2/15/25(a)	1,827,100

Semiconductors & Semiconductor Equipment (0.8%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	3,711,795
2,730,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04^	3,018,356
3,464,000	NVIDIA Corp., 1.00%, 12/1/18(a)	4,083,190

		10,813,341

Software (0.5%):
4,408,000	Citrix Systems, Inc., 0.50%, 4/15/19^(a)	4,639,420
2,055,000	NetSuite, Inc., 0.25%, 6/1/18	2,134,631

		6,774,051

Technology Hardware, Storage & Peripherals (0.3%):
4,379,000	SanDisk Corp., 0.50%, 10/15/20^	4,395,421

Thrifts & Mortgage Finance (0.5%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17^	3,790,395
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20^	2,285,871

		6,076,266

Total Convertible Bonds (Cost $83,779,004)		94,124,294

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (8.0%):
Aerospace & Defense (0.1%):
$380,000	L-3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100	$389,997
185,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	182,111
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	197,080

		769,188

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	405,360
745,000	FedEx Corp., 5.10%, 1/15/44	866,194

		1,271,554

Airlines (0.1%):
410,000	American Airlines 14-1, Series A, 3.70%, 10/1/26	421,808
83,925	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	90,009
277,852	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	294,523
55,665	Delta Air Lines, Inc., 6.20%, 7/2/18	61,231
490,000	United Airlines 2014-2, Series A, 3.75%, 3/3/28	510,825

		1,378,396

Automobiles (0.0%):
550,000	Ford Motor Co., 4.75%, 1/15/43	601,355

Banks (0.5%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	330,624
295,000	Bank of America Corp., 5.75%, 12/1/17	324,603
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	194,122
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	237,648
995,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(b)	1,024,850
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100^	559,997
130,000	PNC Funding Corp., 5.13%, 2/8/20^	148,552
1,945,000	Regions Financial Corp., 5.75%, 6/15/15	1,962,251

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	$250,452
110,000	Wells Fargo & Co., 1.50%, 1/16/18	110,526
405,000	Wells Fargo & Co., 4.10%, 6/3/26^	427,303
1,200,000	Wells Fargo & Co., 4.65%, 11/4/44	1,287,034

		6,857,962

Beverages (0.1%):
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	135,114
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	175,222
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	167,967
990,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	1,056,047

		1,534,350

Biotechnology (0.2%):
335,000	Celgene Corp., 4.00%, 8/15/23	361,414
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,297,722
560,000	Gilead Sciences, Inc., 2.05%, 4/1/19^	567,394

		2,226,530

Capital Markets (0.4%):
380,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	390,873
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	138,151
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	201,596
1,470,000	Ford Motor Credit Co. LLC, 2.75%, 5/15/15	1,473,246
540,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	546,322
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	87,614
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	129,288
520,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	531,266
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	199,013
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	183,827

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$895,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 1/1/44 @ 100(a)	$926,005
235,000	Morgan Stanley, 4.00%, 7/24/15	237,377
295,000	Morgan Stanley, 3.45%, 11/2/15	299,558
365,000	Morgan Stanley, 6.38%, 7/24/42	486,807
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	92,434

		5,923,377

Chemicals (0.1%):
749,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	759,829
275,000	Monsanto Co., 2.13%, 7/15/19	278,752
190,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	197,515
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	189,381

		1,425,477

Commercial Services & Supplies (0.1%):
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	451,049
457,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	468,387

		919,436

Consumer Finance (0.4%):
318,000	American Express Co., 3.63%, 12/5/24, Callable 11/4/24 @ 100^	326,575
2,130,000	American Express Credit Corp., 2.75%, 9/15/15	2,150,673
500,000	HSBC Finance Corp., 5.50%, 1/19/16^	517,726
1,112,000	Lazard Group LLC, 3.75%, 2/13/25	1,096,691
1,275,000	Santander Holdings USA, 3.00%, 9/24/15, Callable 8/24/15 @ 100	1,284,939

		5,376,604

Containers & Packaging (0.1%):
831,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100^	894,944

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (0.3%):
$551,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	$570,071
665,000	Citigroup, Inc., 3.50%, 5/15/23^	663,159
595,000	Citigroup, Inc., 6.68%, 9/13/43	793,406
220,000	Citigroup, Inc., 5.30%, 5/6/44	247,287
600,000	General Electric Capital Corp., 5.25%, 12/31/99, Callable 6/15/23 @ 100, Perpetual Bond^(b)	616,500
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	75,506
185,000	JPMorgan Chase & Co., Series S, 6.75%, 12/31/49, Callable 2/1/24 @ 100, Perpetual Bond(b)	200,725
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100^	851,397
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100^	556,823

		4,574,874

Diversified Telecommunication Services (0.2%):
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	464,326
1,375,000	Verizon Communications, Inc., 6.40%, 9/15/33	1,716,193
305,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	310,689
498,000	Verizon Communications, Inc., 5.01%, 8/21/54	516,720

		3,007,928

Electric Utilities (0.1%):
955,000	Southern Co. (The), Series A, 2.38%, 9/15/15	962,577
522,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	529,831

		1,492,408

Electrical Equipment (0.0%):
405,000	Eaton Corp., 0.95%, 11/2/15	405,062

Energy Equipment & Services (0.1%):
351,000	Rowan Cos., Inc., 5.40%, 12/1/42, Callable 6/1/42 @ 100	287,894
609,000	Rowan Cos., Inc., 5.85%, 1/15/44, Callable 7/15/43 @ 100^	524,804

		812,698

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	108,282

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100^	$347,397
315,000	Wal-Mart Stores, Inc., 3.30%, 4/22/24, Callable 1/22/24 @ 100	333,021

		788,700

Food Products (0.3%):
2,185,000	Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	2,210,506
795,000	General Mills, Inc., 2.20%, 10/21/19^	801,664
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	217,582
199,000	Tyson Foods, Inc., 5.15%, 8/15/44, Callable 2/15/43 @ 100^	231,605

		3,461,357

Health Care Equipment & Supplies (0.3%):
297,000	Becton, Dickinson & Co., 2.68%, 12/15/19	303,361
465,000	CareFusion Corp., 3.88%, 5/15/24, Callable 2/15/24 @ 100	489,809
370,000	CareFusion Corp., 4.88%, 5/15/44, Callable 11/15/43 @ 100	410,134
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	541,041
1,017,000	Medtronic, Inc., 3.15%, 3/15/22(a)	1,056,015
361,000	Medtronic, Inc., 4.38%, 3/15/35(a)	392,567
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100^	300,426
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	520,181

		4,013,534

Health Care Providers & Services (0.3%):
220,000	Aetna, Inc., 3.95%, 9/1/20	239,623
840,000	Express Scripts Holding Co., 2.25%, 6/15/19^	843,783
585,000	Laboratory Corp. of America, 3.20%, 2/1/22	592,230
256,000	Laboratory Corp. of America, 4.70%, 2/1/45, Callable 8/1/44 @ 100	263,500
950,000	McKesson Corp., 2.28%, 3/15/19	960,650
1,555,000	WellPoint, Inc., 1.25%, 9/10/15	1,558,712

		4,458,498

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.0%):
$305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	$311,103

Household Durables (0.0%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	538,163

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	751,734

Independent Power and Renewable Electricity Producers (0.2%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	176,063
1,270,000	NextEra Energy, Inc., 2.60%, 9/1/15	1,278,773
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	565,321
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	147,502

		2,167,659

Insurance (0.6%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,277,351
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100^	350,116
695,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	700,428
205,000	Berkley (WR) Corp., 4.63%, 3/15/22^	222,896
115,000	CNA Financial Corp., 5.88%, 8/15/20	133,007
870,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	948,300
660,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	715,686
210,000	Markel Corp., 5.00%, 3/30/43	231,302
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	316,902
860,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(a)	936,426
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	81,428
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	46,468
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	314,588

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	$611,768
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43^	511,810

		7,398,476

Internet & Catalog Retail (0.1%):
795,000	QVC, Inc., 5.45%, 8/15/34, Callable 2/15/34 @ 100	788,528

IT Services (0.0%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	328,070

Machinery (0.0%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100^	657,512

Media (0.7%):
135,000	Comcast Corp., 5.70%, 5/15/18	152,336
415,000	Comcast Corp., 4.25%, 1/15/33^	445,173
245,000	Comcast Corp., 6.45%, 3/15/37	331,758
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	2,152,271
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	244,542
2,185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	2,283,482
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	201,607
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	74,600
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	98,086
2,000,000	Time Warner Cable, Inc., 5.00%, 2/1/20^	2,231,916
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	191,362
40,000	Time Warner, Inc., 5.88%, 11/15/16	43,069
328,000	Viacom, Inc., 4.85%, 12/15/34, Callable 6/15/34 @ 100	338,850

		8,789,052

Metals & Mining (0.0%):
215,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100^	208,800
72,000	Southern Copper Corp., 5.25%, 11/8/42	65,632

		274,432

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multiline Retail (0.0%):
$330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100	$320,680

Oil, Gas & Consumable Fuels (1.1%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,396,771
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	339,246
808,000	ConocoPhillips Co., 2.88%, 11/15/21, Callable 9/15/21 @ 100	828,553
867,000	ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	921,513
405,000	Devon Energy Corp., 2.25%, 12/15/18, Callable 11/15/18 @ 100	408,875
148,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	149,507
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	377,271
347,000	Energy Transfer Partners LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100	344,658
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	62,076
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	86,692
350,000	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100	354,687
503,000	Kinder Morgan (Delaware), Inc., 5.30%, 12/1/34, Callable 6/1/34 @ 100	519,640
2,020,000	Marathon Oil Corp., 0.90%, 11/1/15	2,020,419
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	668,842
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	180,070
248,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100^	244,044
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	54,746
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	525,786
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	732,470

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$45,000	Texas East Transmission, 7.00%, 7/15/32	$59,190
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	209,234
400,000	Valmont Industries, Inc., 5.25%, 10/1/54, Callable 4/1/54 @ 100	394,204
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	881,375
755,000	Williams Partners LP, 5.40%, 3/4/44, Callable 9/4/43 @ 100	757,347
858,000	Williams Partners LP, 5.10%, 9/15/45, Callable 3/15/45 @ 100	827,336

		13,344,552

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	148,371

Pharmaceuticals (0.2%):
885,000	AbbVie, Inc., 1.20%, 11/6/15	886,292
110,000	Express Scripts, Inc., 3.13%, 5/15/16	112,676
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	96,147
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	75,639
95,000	Merck & Co., Inc., 5.00%, 6/30/19	107,692
337,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	338,594
567,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	583,734
418,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100	441,798
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	222,105

		2,864,677

Real Estate Investment Trusts (REITs) (0.1%):
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	115,286
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	428,798
475,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	482,696
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	126,168
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	187,784

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100^	$242,609
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	101,850
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	190,459

		1,875,650

Real Estate Management & Development (0.0%):
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	531,122

Road & Rail (0.3%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,598,058
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100^	174,337
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	849,276
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	19,474
140,000	Union Pacific Corp., 3.25%, 1/15/25, Callable 10/1/24 @ 100	146,618
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100^	553,635
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	431,814

		3,773,212

Semiconductors & Semiconductor Equipment (0.0%):
585,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	588,347

Software (0.1%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	83,754
395,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	393,959
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	591,360

		1,069,073

Specialty Retail (0.3%):
520,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	557,602
631,130	CVS Pass-Through Trust, 6.04%, 12/10/28	746,058

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	$1,561,706
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	370,285
337,000	Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	345,475
355,000	Target Corp., 2.90%, 1/15/22^	365,375
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	20,955

		3,967,456

Technology Hardware, Storage & Peripherals (0.1%):
696,000	Apple, Inc., 2.15%, 2/9/22^	686,991
694,000	Xerox Corp., 4.80%, 3/1/35	680,601

		1,367,592

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	199,545

Tobacco (0.1%):
410,000	Altria Group, Inc., 4.13%, 9/11/15	416,177
310,000	Philip Morris International, Inc., 3.60%, 11/15/23^	328,258
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	1,053,834

		1,798,269

Trading Companies & Distributors (0.0%):
395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	406,850

Wireless Telecommunication Services (0.1%):
1,000	AT&T, Inc., 8.00%, 11/15/31	1,456
28,000	AT&T, Inc., 5.35%, 9/1/40	30,557
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	832,769
25,000	SBC Communications, Inc., 6.15%, 9/15/34	29,557
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	149,589

		1,043,928

Total Corporate Bonds (Cost $103,072,710)		107,498,285

Yankee Dollars (1.6%):
Aerospace & Defense (0.0%):
275,000	Heathrow Funding, Ltd., 2.50%, 6/25/15(a)	275,927

Airlines (0.1%):
794,623	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	836,341

Banks (0.7%):
430,000	Banco Inbursa SA, 4.13%, 6/6/24(a)	423,550

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$175,000	Barclays Bank plc, 6.75%, 5/22/19	$207,453
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	637,294
490,000	BNP Paribas, 4.25%, 10/15/24^	504,349
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	643,968
105,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	117,478
375,000	ING Bank NV, 3.75%, 3/7/17(a)	392,073
435,000	Lloyds Bank plc, 2.30%, 11/27/18^	442,262
2,425,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24^(a)	2,603,930
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	1,041,777
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	100,211
545,000	Standard Chartered plc, 5.70%, 3/26/44(a)	608,101
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	38,852
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	134,231

		7,895,529

Beverages (0.0%):
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	80,671

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	895,095

Diversified Financial Services (0.0%):
409,000	BP Capital Markets plc, 2.24%, 5/10/19^	413,405

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	465,261
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	442,022

		907,283

Electric Utilities (0.1%):
50,000	Electricite de France SA, 4.60%, 1/27/20^(a)	55,749
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	866,957
785,000	Electricite de France SA, 5.62%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	836,025

		1,758,731

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Food Products (0.1%):
$685,000	Grupo Bimbo SAB de C.V., 3.88%, 6/27/24(a)	$702,920

Industrial Conglomerates (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	387,053

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	102,547

Media (0.0%):
400,000	Grupo Televisa SAB, 5.00%, 5/13/45	416,340

Metals & Mining (0.0%):
205,000	ArcelorMittal, 4.25%, 8/5/15	206,538
145,000	ArcelorMittal, 9.85%, 6/1/19	177,353
30,000	ArcelorMittal, 7.50%, 3/1/41^	31,200
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	126,811
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	147,171
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19^	403,587
65,000	Vale SA, 5.63%, 9/11/42^	56,251
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	230,966
230,000	Xstrata Finance Canada, 2.70%, 10/25/17(a)	233,366

		1,613,243

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	152,400
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	68,923
40,000	Shell International Finance BV, 3.10%, 6/28/15	40,255
315,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100^	321,325

		582,903

Pharmaceuticals (0.2%):
885,000	Actavis Funding SCS, 1.85%, 3/1/17	891,384
475,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	495,101
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	902,832
310,000	Perrigo Co. plc, 2.30%, 11/8/18	312,867

		2,602,184

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Real Estate Management & Development (0.2%):
$730,000	Brookfield Asset Management, Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	$732,908

Technology Hardware, Storage & Peripherals (0.1%):
665,000	Seagate HDD Cayman, 5.75%, 12/1/34, Callable 6/1/34 @ 100(a)	710,787

Wireless Telecommunication Services (0.0%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	203,278
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	334,953
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	87,315
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	364,146

		989,692

Total Yankee Dollars (Cost $20,857,085)		21,903,559

U.S. Government Agency Mortgages (0.1%):
950,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18^	1,065,999
185,000	Federal National Mortgage Association, 6.63%, 11/15/30	278,442
540,000	Federal National Mortgage Association, 4.38%, 10/15/15	552,113

		1,896,554

Total U.S. Government Agency Mortgages (Cost $1,739,711)		1,896,554

U.S. Treasury Obligations (10.0%):
U.S. Treasury Bonds (0.0%)
12,900	3.00%, 11/15/44^	14,135

U.S. Treasury Notes (10.0%)
21,879,000	0.50%, 3/31/17^	21,853,358
200,000	0.63%, 5/31/17	200,016
8,000,000	0.75%, 6/30/17^	8,016,248
13,200,000	0.75%, 2/28/18^	13,156,691
43,495,000	1.00%, 3/15/18^	43,654,713
6,200,000	1.25%, 1/31/19^	6,223,250
6,000	3.63%, 2/15/20	6,648
21,312,200	1.38%, 3/31/20^	21,315,525
400,000	2.63%, 11/15/20	423,781

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$19,889,900	2.00%, 2/15/25^	$20,007,996

		134,858,226

Total U.S. Treasury Obligations (Cost $134,344,121)		134,872,361

Securities Held as Collateral for Securities on Loan (16.2%):
$217,282,614	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	217,282,614

Total Securities Held as Collateral for Securities on Loan (Cost $217,282,614)		217,282,614

Unaffiliated Investment Company (7.3%):
98,694,479	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	98,694,479

Total Unaffiliated Investment Company (Cost $98,694,479)		98,694,479

Total Investment Securities (Cost $1,367,599,744)(e) - 115.5%		1,552,354,414
Net other assets (liabilities) - (15.5)%		(208,736,691)

Net Assets - 100.0%		$1,343,617,723

Percentages indicated are based on net assets as of March 31, 2015.

ADR - American Depositary Receipt

MTN - Medium Term Note

NYS - New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $211,768,446.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(d)	The rate represents the effective yield at March 31, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	0.1%
Brazil	—	%NM
British Virgin Islands	0.2%
Canada	1.1%
Cayman Islands	0.2%
France	1.6%
Guernsey	0.7%
Ireland (Republic of)	1.4%
Israel	0.8%
Italy	0.1%
Jersey	—	%NM
Luxembourg	0.2%
Mexico	0.2%
Netherlands	0.7%
Panama	1.0%
Spain	0.1%
Switzerland	0.9%
United Kingdom	3.4%
United States	87.3%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Forward Currency Contracts

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	4/17/15	6,948,654	$10,256,804	$10,305,000	$(48,196)
British Pound	State Street	4/17/15	6,954,537	10,264,132	10,313,724	(49,592)
Canadian Dollar	Bank of New York Mellon	4/17/15	7,304,527	5,718,501	5,766,811	(48,310)
Canadian Dollar	State Street	4/17/15	7,304,692	5,718,294	5,766,941	(48,647)
European Euro	Bank of New York Mellon	4/17/15	12,179,205	12,941,928	13,096,840	(154,912)
European Euro	State Street	4/17/15	12,195,244	12,961,593	13,114,087	(152,494)
Israeli Shekel	Bank of New York Mellon	4/17/15	18,607,454	4,635,985	4,679,552	(43,567)
Israeli Shekel	State Street	4/17/15	18,608,412	4,636,455	4,679,793	(43,338)
Swiss Franc	Bank of New York Mellon	4/17/15	4,815,487	4,804,772	4,960,344	(155,572)
Swiss Franc	State Street	4/17/15	4,836,585	4,825,318	4,982,077	(156,759)

				$76,763,782	$77,665,169	$(901,387)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (1.4%):
41,119	General Dynamics Corp.	$5,581,082

Automobiles (1.2%):
134,750	General Motors Co.	5,053,125

Banks (17.2%):
555,091	Bank of America Corp.	8,542,850
91,466	BB&T Corp. ^	3,566,259
344,444	Citigroup, Inc.	17,745,755
188,306	Citizens Financial Group, Inc.	4,543,824
89,603	Comerica, Inc.	4,043,783
188,843	Fifth Third Bancorp	3,559,691
167,234	First Horizon National Corp. ^	2,389,774
302,603	JPMorgan Chase & Co.	18,331,689
80,164	PNC Financial Services Group, Inc.	7,474,491

		70,198,116

Biotechnology (1.3%):
32,620	Amgen, Inc.	5,214,307

Capital Markets (7.3%):
158,100	Charles Schwab Corp. (The)	4,812,564
23,574	Goldman Sachs Group, Inc. (The)	4,431,205
285,886	Morgan Stanley	10,203,271
64,769	Northern Trust Corp.	4,511,161
78,874	State Street Corp. ^	5,799,605

		29,757,806

Chemicals (0.5%):
43,778	Dow Chemical Co. (The)	2,100,468

Commercial Services & Supplies (1.1%):
102,275	Tyco International plc	4,403,962

Communications Equipment (1.4%):
204,349	Cisco Systems, Inc.	5,624,706

Consumer Finance (0.2%):
27,096	Synchrony Financial *^	822,364

Diversified Financial Services (2.1%):
28,948	CME Group, Inc.	2,741,665
134,148	Voya Financial, Inc.	5,783,120

		8,524,785

Diversified Telecommunication Services (1.6%):
63,289	France Telecom SA	1,018,097
286,148	Koninklijke (Royal) KPN NV	971,823
591,273	Telecom Italia SpA	694,157
46,216	Telefonica SA	657,543
66,565	Verizon Communications, Inc.	3,237,056

		6,578,676

Electric Utilities (0.6%):
64,813	FirstEnergy Corp.	2,272,344

Electronic Equipment, Instruments & Components (1.1%):
190,396	Corning, Inc.	4,318,181

Energy Equipment & Services (1.7%):
85,254	Baker Hughes, Inc.	5,420,449
80,677	Ensco plc, Class A, ADR	1,699,864

		7,120,313

Food & Staples Retailing (1.6%):
79,122	Wal-Mart Stores, Inc.	6,507,785

Food Products (3.2%):
91,710	Archer-Daniels-Midland Co.	4,347,054
134,701	Mondelez International, Inc., Class A	4,861,359

Shares		Fair Value
Common Stocks, continued
Food Products, continued
79,425	Unilever NV, NYS	$3,316,788

		12,525,201

Health Care Equipment & Supplies (1.9%):
30,234	Baxter International, Inc.	2,071,029
70,900	Medtronic plc	5,529,491

		7,600,520

Health Care Providers & Services (3.2%):
29,395	Anthem, Inc.	4,538,882
38,021	Express Scripts Holding Co. *	3,299,082
45,047	UnitedHealth Group, Inc.	5,328,610

		13,166,574

Hotels, Restaurants & Leisure (1.8%):
156,931	Carnival Corp.	7,507,579

Household Products (1.1%):
57,133	Procter & Gamble Co. (The)	4,681,478

Industrial Conglomerates (2.9%):
472,626	General Electric Co.	11,725,851

Insurance (3.1%):
44,190	Aon plc	4,247,543
77,254	Marsh & McLennan Cos., Inc.	4,333,177
77,957	Willis Group Holdings plc	3,755,968

		12,336,688

Internet Software & Services (1.6%):
115,717	eBay, Inc. *	6,674,557

IT Services (1.2%):
92,034	Amdocs, Ltd.	5,006,650

Machinery (1.9%):
35,673	Caterpillar, Inc.	2,854,910
75,267	Ingersoll-Rand plc	5,124,177

		7,979,087

Media (5.1%):
18,089	CBS Corp., Class B	1,096,736
119,182	Comcast Corp., Class A	6,730,207
81,459	Thomson Reuters Corp.	3,303,000
28,024	Time Warner Cable, Inc.	4,200,237
34,693	Time Warner, Inc.	2,929,477
40,025	Viacom, Inc., Class B	2,733,708

		20,993,365

Multiline Retail (1.9%):
96,580	Target Corp.	7,926,321

Multi-Utilities (0.7%):
54,101	PG&E Corp.	2,871,140

Oil, Gas & Consumable Fuels (8.5%):
42,620	Anadarko Petroleum Corp.	3,529,362
73,004	Apache Corp. ^	4,404,332
141,506	Canadian Natural Resources, Ltd.	4,337,700
44,769	Exxon Mobil Corp.	3,805,365
49,326	Occidental Petroleum Corp.	3,600,798
318,465	Royal Dutch Shell plc, A Shares	9,463,108
101,077	Total SA	5,027,991

		34,168,656

Pharmaceuticals (7.9%):
82,078	Eli Lilly & Co.	5,962,967
108,618	Merck & Co., Inc.	6,243,362
63,583	Novartis AG, Registered Shares	6,292,852
4,527	Novartis AG, ADR	446,407
98,847	Pfizer, Inc.	3,438,887
43,360	Sanofi-Aventis SA	4,266,056

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
91,326	Teva Pharmaceutical Industries, Ltd., ADR	$5,689,610

		32,340,141

Road & Rail (1.1%):
131,747	CSX Corp.	4,363,461

Semiconductors & Semiconductor Equipment (3.5%):
231,614	Applied Materials, Inc.	5,225,212
96,448	Broadcom Corp., Class A	4,175,716
152,774	Intel Corp.	4,777,243

		14,178,171

Software (4.2%):
47,774	Adobe Systems, Inc. *	3,532,410
55,774	Citrix Systems, Inc. *	3,562,285
115,192	Microsoft Corp.	4,683,131
234,001	Symantec Corp.	5,467,433

		17,245,259

Technology Hardware, Storage & Peripherals (0.7%):
85,123	NetApp, Inc.	3,018,462

Tobacco (1.0%):
54,837	Philip Morris International, Inc.	4,130,871

Wireless Telecommunication Services (0.9%):
113,463	Vodafone Group plc, ADR	3,707,971

Total Common Stocks (Cost $293,746,162)		398,226,023

Right (0.0%):
Diversified Telecommunication Services (0.0%):
46,216	Telefonica SA *	7,453

Total Right (Cost $–)		7,453

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.8%):
$15,319,720	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	15,319,720

Total Securities Held as Collateral for Securities on Loan (Cost $15,319,720)		15,319,720

Unaffiliated Investment Company (1.3%):
5,231,149	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,231,149

Total Unaffiliated Investment Company (Cost $5,231,149)		5,231,149

Total Investment Securities
(Cost $314,297,031)(c) - 102.8%		418,784,345
Net other assets (liabilities) - (2.8)%		(11,452,277)

Net Assets - 100.0%		$407,332,068

Percentages indicated are based on net assets as of March 31, 2015.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $14,958,418.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Canada	1.8%
France	2.5%
Guernsey	1.2%
Ireland (Republic of)	2.3%
Israel	1.4%
Italy	0.2%
Netherlands	1.0%
Panama	1.8%
Spain	0.2%
Switzerland	1.6%
United Kingdom	5.4%
United States	80.6%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Forward Currency Contracts

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	4/17/15	3,283,714	$4,847,041	$4,869,817	$(22,776)
British Pound	State Street	4/17/15	3,286,495	4,850,505	4,873,941	(23,436)
Canadian Dollar	Bank of New York Mellon	4/17/15	3,571,019	2,795,646	2,819,264	(23,618)
Canadian Dollar	State Street	4/17/15	3,571,100	2,795,546	2,819,328	(23,782)
European Euro	Bank of New York Mellon	4/17/15	5,610,849	5,962,228	6,033,595	(71,367)
European Euro	State Street	4/17/15	5,618,239	5,971,289	6,041,542	(70,253)
Israeli Shekel	Bank of New York Mellon	4/17/15	8,365,023	2,084,118	2,103,704	(19,586)
Israeli Shekel	State Street	4/17/15	8,365,455	2,084,329	2,103,812	(19,483)
Swiss Franc	Bank of New York Mellon	4/17/15	2,532,518	2,526,883	2,608,700	(81,817)
Swiss Franc	State Street	4/17/15	2,543,614	2,537,689	2,620,130	(82,441)

				$36,455,274	$36,893,833	$(438,559)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (92.1%):
Air Freight & Logistics (0.8%):
135,309	Deutsche Post AG	$4,232,194

Auto Components (0.7%):
85,300	Denso Corp.	3,900,099

Automobiles (3.4%):
1,412,000	Great Wall Motor Co.	9,927,008
123,300	Toyota Motor Corp.	8,619,279

		18,546,287

Banks (7.1%):
1,845,559	Akbank T.A.S.	5,435,429
951,460	Banco Bradesco SA, ADR ^	8,829,545
8,390,000	Industrial & Commercial Bank of China	6,193,527
1,420,400	Kasikornbank Public Co., Ltd.	9,999,127
534,952	United Overseas Bank, Ltd.	8,967,854

		39,425,482

Beverages (3.4%):
56,155	Anheuser-Busch InBev NV	6,868,202
99,592	Carlsberg A/S, Class B ^	8,225,435
40,113	Fomento Economico Mexicano SAB de C.V., ADR *	3,750,566

		18,844,203

Biotechnology (0.7%):
58,681	CSL, Ltd.	4,108,735

Capital Markets (4.0%):
931,650	Aberdeen Asset Management plc	6,346,966
150,081	Julius Baer Group, Ltd.	7,532,630
457,058	UBS Group AG	8,618,942

		22,498,538

Chemicals (1.4%):
22,538	Syngenta AG, Registered Shares	7,671,968

Commercial Services & Supplies (1.1%):
685,983	Brambles, Ltd.	6,005,365

Communications Equipment (1.2%):
519,216	Telefonaktiebolaget LM Ericsson, B Shares	6,538,682

Containers & Packaging (1.7%):
897,404	Amcor, Ltd.	9,573,117

Diversified Financial Services (5.0%):
2,494,956	Bm&f Bovespa SA	8,703,062
123,676	Deutsche Boerse AG	10,112,426
228,049	Investor AB, B Shares	9,105,852

		27,921,340

Electrical Equipment (2.4%):
347,389	ABB, Ltd.	7,376,876
80,188	Schneider Electric SA	6,236,421

		13,613,297

Electronic Equipment, Instruments & Components (0.7%):
6,885	Keyence Corp.	3,766,311

Food Products (1.8%):
200,648	BRF-Brasil Foods SA	3,971,833
151,417	Unilever NV	6,334,884

		10,306,717

Health Care Equipment & Supplies (1.0%):
332,335	Smith & Nephew plc	5,636,633

Hotels, Restaurants & Leisure (2.9%):
528,277	Compass Group plc	9,173,763

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,507,000	Galaxy Entertainment Group, Ltd.	$6,833,231

		16,006,994

Industrial Conglomerates (3.2%):
909,000	Hutchison Whampoa, Ltd.	12,574,443
779,241	Keppel Corp., Ltd.	5,111,639

		17,686,082

Insurance (1.6%):
12,035	Fairfax Financial Holdings, Ltd.	6,747,354
66,791	Great-West Lifeco, Inc.	1,931,370

		8,678,724

Internet Software & Services (3.1%):
48,085	Baidu, Inc., ADR *	10,020,914
1,693,000	Yahoo! Japan Corp. ^	7,002,402

		17,023,316

IT Services (1.1%):
147,679	Amadeus IT Holding SA ^	6,331,816

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc. *(a)	—
165,100	Art Advanced Research Technologies, Inc. *(a)	—
50,591	Art Advanced Research Technologies, Inc. *(a)	—

		—

Machinery (1.6%):
17,400	Fanuc, Ltd.	3,808,789
293,100	Komatsu, Ltd.	5,774,255

		9,583,044

Media (13.5%):
1,130,301	British Sky Broadcasting Group plc	16,630,424
222,265	Grupo Televisa SA, ADR *	7,336,967
565,798	Informa plc	4,732,712
163,247	ProSiebenSat.1 Media AG, Registered Shares	8,021,145
148,467	Publicis Groupe	11,461,425
718,772	Reed Elsevier plc	12,344,653
601,121	WPP plc	13,630,582

		74,157,908

Multiline Retail (0.9%):
47,769	Next plc	4,976,405

Multi-Utilities (0.6%):
898,482	Centrica plc	3,369,638

Oil, Gas & Consumable Fuels (4.6%):
155,507	Cenovus Energy, Inc.	2,621,663
1,620,000	CNOOC, Ltd.	2,293,976
477,904	EnCana Corp.	5,336,041
213,949	Royal Dutch Shell plc, B Shares	6,645,632
309,362	Suncor Energy, Inc.	9,040,974

		25,938,286

Pharmaceuticals (6.0%):
43,076	Novartis AG, Registered Shares	4,263,260
117,754	Novo Nordisk A/S, B Shares	6,301,927
30,162	Roche Holding AG	8,323,657
228,101	Teva Pharmaceutical Industries, Ltd., ADR	14,210,692

		33,099,536

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.9%):
77,471	Canadian National Railway Co.	$5,188,795

Semiconductors & Semiconductor Equipment (5.1%):
76,717	Avago Technologies, Ltd.	9,741,525
7,406	Samsung Electronics Co., Ltd.	9,621,390
383,448	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,003,359

		28,366,274

Software (3.6%):
246,460	CGI Group, Inc., Class A *	10,454,699
126,803	SAP AG	9,206,555

		19,661,254

Specialty Retail (1.5%):
1,503,617	Kingfisher plc	8,483,974

Textiles, Apparel & Luxury Goods (1.8%):
67,153	Adidas AG	5,323,269
9,812	Swatch Group AG (The) ^	4,162,146

		9,485,415

Tobacco (3.7%):
221,489	British American Tobacco plc	11,441,683
281,500	Japan Tobacco, Inc.	8,921,287

		20,362,970

Total Common Stocks (Cost $389,926,335)		510,989,399

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.7%):
$20,702,875	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	20,702,875

Total Securities Held as Collateral for Securities on Loan (Cost $20,702,875)		20,702,875

Unaffiliated Investment Company (7.2%):
39,772,724	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	39,772,724

Total Unaffiliated Investment Company (Cost $39,772,724)		39,772,724

Total Investment Securities (Cost $450,401,934)(d) - 103.0%		571,464,998
Net other assets (liabilities) - (3.0)%		(16,684,739)

Net Assets - 100.0%		$554,780,259

Percentages indicated are based on net assets as of March 31, 2015.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $19,831,022.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(c)	The rate represents the effective yield at March 31, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	3.4%
Belgium	1.2%
Brazil	3.8%
Canada	7.2%
Cayman Islands	1.8%
China	1.7%
Denmark	2.5%
France	3.1%
Germany	6.5%
Hong Kong	4.9%
Ireland (Republic of)	2.4%
Israel	2.5%
Japan	7.3%
Mexico	1.9%
Netherlands	1.1%
Republic of Korea (South)	1.7%
Singapore	4.2%
Spain	1.1%
Sweden	2.7%
Switzerland	8.4%
Taiwan	1.6%
Thailand	1.7%
Turkey	1.0%
United Kingdom	15.7%
United States	10.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (1.7%):
105,975	European Aeronautic Defence & Space Co. NV	$6,885,312
54,554	Thales SA	3,027,665

		9,912,977

Air Freight & Logistics (1.0%):
252,600	Yamato Holdings Co., Ltd. ^	5,838,953

Airlines (1.2%):
229,400	Japan Airlines Co., Ltd.	7,154,403

Auto Components (2.4%):
19,277	Continental AG	4,565,299
60,406	Valeo SA	9,028,887

		13,594,186

Automobiles (4.0%):
111,188	Daimler AG, Registered Shares ^	10,707,412
330,700	Mazda Motor Corp.	6,725,961
67,589	Renault SA	6,158,844

		23,592,217

Banks (9.0%):
395,602	Australia & New Zealand Banking Group, Ltd.	11,023,366
155,843	Danske Bank A/S	4,113,703
1,487,584	HSBC Holdings plc	12,657,858
1,525,628	Intesa Sanpaolo SpA	5,192,859
2,216,900	Mitsubishi UFJ Financial Group, Inc.	13,748,404
145,572	Sumitomo Mitsui Financial Group, Inc.	5,585,804

		52,321,994

Beverages (1.6%):
132,765	SABMiller plc	6,946,465
50,200	Suntory Beverage & Food, Ltd.	2,155,854

		9,102,319

Building Products (1.4%):
126,300	Daikin Industries, Ltd.	8,474,064

Capital Markets (1.6%):
502,814	UBS Group AG	9,481,783

Chemicals (1.7%):
75,144	Air Liquide SA	9,664,381

Construction & Engineering (0.6%):
806,000	Kajima Corp.	3,750,400

Diversified Financial Services (3.0%):
638,778	ING Groep NV *	9,370,667
568,600	ORIX Corp.	8,006,013

		17,376,680

Diversified Telecommunication Services (1.2%):
111,500	Nippon Telegraph & Telephone Corp.	6,877,631

Electric Utilities (1.5%):
231,676	E.ON AG	3,451,362
1,189,946	Enel SpA	5,388,435

		8,839,797

Electrical Equipment (0.9%):
70,962	Schneider Electric SA	5,518,892

Electronic Equipment, Instruments & Components (2.6%):
947,000	Hitachi, Ltd.	6,500,754

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
16,000	Keyence Corp.	$8,752,502

		15,253,256

Food & Staples Retailing (2.2%):
470,778	Distribuidora Internacional de Alimentacion SA	3,679,744
168,800	Seven & I Holdings Co., Ltd.	7,112,628
2,447,500	Sun Art Retail Group, Ltd. ^	2,131,716

		12,924,088

Food Products (3.8%):
240,665	Nestle SA, Registered Shares	18,183,027
177,000	Nippon Meat Packers, Inc.	4,085,524

		22,268,551

Gas Utilities (1.0%):
966,000	Enn Energy Holdings, Ltd. ^	5,922,506

Health Care Equipment & Supplies (1.2%):
403,119	Smith & Nephew plc	6,837,179

Hotels, Restaurants & Leisure (1.5%):
122,031	InterContinental Hotels Group plc	4,762,348
1,054,800	Sands China, Ltd. ^	4,357,415

		9,119,763

Household Durables (1.1%):
234,165	Electrolux AB, Series B	6,724,861

Household Products (1.5%):
101,118	Reckitt Benckiser Group plc	8,665,037

Industrial Conglomerates (1.4%):
545,000	Hutchison Whampoa, Ltd.	7,539,133

Insurance (6.8%):
206,915	Assicurazioni Generali SpA	4,073,121
677,006	Aviva plc	5,419,158
311,217	AXA SA	7,846,725
179,500	NKSJ Holdings, Inc.	5,590,665
426,638	Prudential plc	10,562,189
67,574	Swiss Re AG	6,545,253

		40,037,111

Machinery (0.9%):
352,800	DMG Mori Seiki Co., Ltd. ^	5,430,861

Marine (0.5%):
836,000	Mitsui O.S.K. Lines, Ltd. ^	2,844,296

Media (3.1%):
222,800	Dentsu, Inc.	9,568,212
67,748	Publicis Groupe	5,230,042
439,475	UBM plc	3,447,422

		18,245,676

Metals & Mining (2.6%):
1,124,000	Nippon Steel Corp.	2,835,307
612,864	Norsk Hydro ASA	3,226,481
210,338	Rio Tinto plc	8,591,550

		14,653,338

Multi-Utilities (1.0%):
323,707	National Grid plc	4,138,028
118,198	Suez Environnement Co.	2,029,390

		6,167,418

Oil, Gas & Consumable Fuels (4.2%):
589,903	BG Group plc	7,245,743
640,408	Oil Search, Ltd.	3,508,336
306,975	Royal Dutch Shell plc, A Shares	9,186,313

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
311,256	Statoil ASA	$5,520,108

		25,460,500

Paper & Forest Products (1.2%):
244,228	Stora Enso OYJ, R Shares ^	2,515,853
222,654	UPM-Kymmene OYJ	4,334,378

		6,850,231

Pharmaceuticals (11.7%):
149,051	AstraZeneca plc	10,217,543
88,409	Bayer AG	13,282,004
205,715	Novartis AG, Registered Shares	20,359,751
61,707	Roche Holding AG	17,028,973
92,167	Shire plc	7,328,141

		68,216,412

Real Estate Management & Development (3.9%):
2,060,000	China Overseas Land & Investment, Ltd. ^	6,663,612
406,000	Daiwa House Industry Co., Ltd.	8,027,235
282,000	Mitsui Fudosan Co., Ltd.	8,299,858

		22,990,705

Semiconductors & Semiconductor Equipment (3.3%):
301,304	ARM Holdings plc	4,932,441
79,965	ASML Holding NV	8,149,097
4,804	Samsung Electronics Co., Ltd.	6,241,042

		19,322,580

Software (1.4%):
116,451	SAP AG	8,454,947

Specialty Retail (1.7%):
636,918	Dixons Carphone plc	3,896,427
1,062,644	Kingfisher plc	5,995,839

		9,892,266

Textiles, Apparel & Luxury Goods (0.5%):
39,461	Compagnie Financiere Richemont SA, Registered Shares	3,180,439

Tobacco (2.2%):
178,560	British American Tobacco plc	9,224,056
118,000	Japan Tobacco, Inc.	3,739,651

		12,963,707

Trading Companies & Distributors (1.5%):
148,696	Wolseley plc	8,793,839

Water Utilities (0.4%):
195,957	Pennon Group plc	2,396,384

Wireless Telecommunication Services (2.1%):
3,845,364	Vodafone Group plc	12,565,081

Total Common Stocks (Cost $515,841,699)		575,220,842

Preferred Stock (1.6%):
Household Products (1.6%):
78,005	Henkel AG & Co. KGaA, Preferred Shares	9,186,032

Total Preferred Stock (Cost $5,646,367)		9,186,032

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.4%):
$31,588,161	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$31,588,161

Total Securities Held as Collateral for Securities on Loan (Cost $31,588,161)		31,588,161

Unaffiliated Investment Company (0.2%):
1,331,053	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,331,053

Total Unaffiliated Investment Company (Cost $1,331,053)		1,331,053

Total Investment Securities (Cost $554,407,280)(c) - 105.3%		617,326,088
Net other assets (liabilities) - (5.3)%		(31,329,690)

Net Assets - 100.0%		$585,996,398

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $29,694,518.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	2.4%
China	1.3%
Denmark	0.7%
Finland	1.1%
France	7.9%
Germany	8.1%
Hong Kong	3.0%
Italy	2.4%
Japan	22.8%
Netherlands	4.0%
Norway	1.4%
Republic of Korea (South)	1.0%
Spain	0.6%
Sweden	1.1%
Switzerland	13.5%
United Kingdom	23.4%
United States	5.3%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Forward Currency Contracts

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Barclays Bank	6/16/15	996,637	$1,457,881	$1,477,408	$(19,527)
British Pound	HSBC Bank	6/16/15	2,466,590	3,669,508	3,656,455	13,053
British Pound	Royal Bank of Canada	6/16/15	1,289,819	1,964,548	1,912,019	52,529
British Pound	State Street	6/16/15	16,876,260	25,558,151	25,017,248	540,903
British Pound	WESTPAC Banking Corp	6/16/15	1,011,723	1,483,400	1,499,771	(16,371)
European Euro	Australia and New Zealand Banking Group	6/16/15	1,265,575	1,391,854	1,362,052	29,802
European Euro	Royal Bank of Canada	6/16/15	1,257,755	1,336,611	1,353,636	(17,025)
Hong Kong Dollar	RBS Greenwich Capital Markets	6/16/15	67,625,357	8,716,183	8,722,090	(5,907)
Japanese Yen	BNP Paribas	6/16/15	170,014,664	1,416,905	1,419,303	(2,398)
Japanese Yen	Deutsche Bank	6/16/15	190,111,865	1,606,847	1,587,075	19,772
Japanese Yen	State Street	6/16/15	626,840,894	5,236,364	5,232,942	3,422
Norwegian Krone	State Street	6/16/15	31,821,303	4,077,056	3,944,254	132,802
Swiss Franc	RBS Greenwich Capital Markets	6/16/15	21,890,398	22,491,876	22,606,273	(114,397)

				$80,407,184	$79,790,526	$616,658

Long Contracts:
Australian Dollar	Royal Bank of Canada	6/16/15	37,856,017	$29,390,126	$28,701,187	$(688,939)
Danish Krone	RBS Greenwich Capital Markets	6/16/15	29,420,556	4,341,657	4,246,847	(94,810)
European Euro	Barclays Bank	6/16/15	3,590,651	3,840,158	3,864,374	24,216
European Euro	Goldman Sachs	6/16/15	1,328,337	1,419,790	1,429,599	9,809
European Euro	RBS Greenwich Capital Markets	6/16/15	15,216,406	16,687,315	16,376,384	(310,931)
European Euro	WESTPAC Banking Corp	6/16/15	3,960,892	4,414,145	4,262,839	(151,306)
Singapore Dollar	State Street	6/16/15	12,439,280	9,063,730	9,050,167	(13,563)
Swedish Krona	RBS Greenwich Capital Markets	6/16/15	79,685,982	9,522,999	9,269,200	(253,799)
Swiss Franc	Deutsche Bank	6/16/15	1,990,340	2,086,539	2,055,429	(31,110)

				$80,766,459	$79,256,026	$(1,510,433)

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

At March 31, 2015, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar/Japanese Yen	Credit Suisse First Boston	9,354,920 HKD	144,415,898 JPY	$1,206,263	$1,207,228	$965

				$1,206,263	$1,207,228	$965

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Aerospace & Defense (3.7%):
111,928	Honeywell International, Inc.	$11,675,209
4,672	L-3 Communications Holdings, Inc.	587,691
55,343	United Technologies Corp. ^	6,486,200

		18,749,100

Airlines (1.6%):
72,183	Delta Air Lines, Inc.	3,245,348
72,735	United Continental Holdings, Inc. *	4,891,428

		8,136,776

Auto Components (0.6%):
48,281	Johnson Controls, Inc.	2,435,294
9,414	Magna International, Inc., ADR	505,155

		2,940,449

Automobiles (2.5%):
340,211	General Motors Co.	12,757,913

Banks (5.6%):
470,867	Bank of America Corp.	7,246,643
110,029	Citigroup, Inc.	5,668,694
8,049	SVB Financial Group *	1,022,545
272,988	Wells Fargo & Co.	14,850,546

		28,788,428

Beverages (1.6%):
77,494	Coca-Cola Co. (The) ^	3,142,382
16,830	Constellation Brands, Inc., Class A *	1,955,814
31,593	PepsiCo, Inc.	3,020,923

		8,119,119

Biotechnology (3.6%):
5,494	Alexion Pharmaceuticals, Inc. *	952,110
17,941	Biogen Idec, Inc. *	7,575,407
38,406	Celgene Corp. *	4,427,444
29,237	Gilead Sciences, Inc. *	2,869,027
21,240	Vertex Pharmaceuticals, Inc. *	2,505,683

		18,329,671

Building Products (1.0%):
61,992	Fortune Brands Home & Security, Inc.	2,943,380
73,645	Masco Corp.	1,966,322

		4,909,702

Capital Markets (5.7%):
3,727	Affiliated Managers Group, Inc. *	800,485
18,267	Ameriprise Financial, Inc.	2,390,054
14,418	BlackRock, Inc., Class A	5,274,681
92,034	Charles Schwab Corp. (The)	2,801,515
29,307	Goldman Sachs Group, Inc. (The)	5,508,837
90,325	Invesco, Ltd.	3,584,999
240,251	Morgan Stanley	8,574,558
13,071	TD Ameritrade Holding Corp.	487,025

		29,422,154

Chemicals (2.0%):
19,877	Axiall Corp.	933,026
20,104	Dow Chemical Co. (The)	964,590
42,990	E.I. du Pont de Nemours & Co.	3,072,495
108,063	Mosaic Co. (The)	4,977,382

		9,947,493

Communications Equipment (0.3%):
22,031	QUALCOMM, Inc.	1,527,630

Construction & Engineering (0.9%):
55,094	Fluor Corp.	3,149,173

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
35,554	Jacobs Engineering Group, Inc. *^	$1,605,619

		4,754,792

Construction Materials (0.1%):
2,257	Martin Marietta Materials, Inc. ^	315,529

Containers & Packaging (0.5%):
41,060	Crown Holdings, Inc. *	2,218,061
11,432	Sealed Air Corp. ^	520,842

		2,738,903

Diversified Financial Services (0.5%):
10,641	IntercontinentalExchange Group, Inc.	2,482,226

Diversified Telecommunication Services (1.0%):
103,843	Verizon Communications, Inc.	5,049,885

Electric Utilities (0.7%):
30,550	Edison International	1,908,458
51,354	Exelon Corp. ^	1,726,008

		3,634,466

Electrical Equipment (0.2%):
15,905	Eaton Corp. plc	1,080,586

Electronic Equipment, Instruments & Components (0.6%):
41,800	TE Connectivity, Ltd.	2,993,716

Energy Equipment & Services (1.8%):
32,941	Baker Hughes, Inc.	2,094,389
84,989	Schlumberger, Ltd.	7,091,482

		9,185,871

Food & Staples Retailing (0.8%):
5,931	Costco Wholesale Corp.	898,517
31,092	CVS Health Corp.	3,209,005

		4,107,522

Food Products (0.8%):
17,794	Hershey Co. ^	1,795,593
62,623	Mondelez International, Inc., Class A	2,260,064

		4,055,657

Health Care Equipment & Supplies (1.2%):
47,942	Abbott Laboratories	2,221,153
133,852	Boston Scientific Corp. *	2,375,873
18,641	Stryker Corp.	1,719,632

		6,316,658

Health Care Providers & Services (4.7%):
17,322	Aetna, Inc.	1,845,313
25,371	Humana, Inc.	4,516,545
26,403	McKesson, Inc.	5,972,359
95,341	UnitedHealth Group, Inc.	11,277,887

		23,612,104

Hotels, Restaurants & Leisure (1.4%):
17,969	Carnival Corp.	859,637
10,358	Dunkin’ Brands Group, Inc. ^	492,626
35,216	Royal Caribbean Cruises, Ltd.	2,882,430
26,420	Starbucks Corp.	2,501,974

		6,736,667

Household Durables (2.0%):
37,076	Harman International Industries, Inc.	4,954,467
98,858	PulteGroup, Inc.	2,197,613
74,642	Toll Brothers, Inc. *^	2,936,416

		10,088,496

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (1.1%):
21,154	Colgate-Palmolive Co.	$1,466,818
48,589	Procter & Gamble Co. (The)	3,981,383

		5,448,201

Independent Power and Renewable Electricity Producers (0.4%):
21,854	NextEra Energy, Inc.	2,273,909

Insurance (4.2%):
96,496	ACE, Ltd.	10,758,339
44,425	American International Group, Inc.	2,434,046
101,290	Marsh & McLennan Cos., Inc.	5,681,356
40,995	MetLife, Inc.	2,072,297
14,348	XL Group plc, Class B	528,006

		21,474,044

Internet & Catalog Retail (1.0%):
10,487	Amazon.com, Inc. *	3,902,213
840	Priceline Group, Inc. (The) *	977,886

		4,880,099

Internet Software & Services (3.8%):
75,447	Facebook, Inc., Class A *	6,202,875
12,788	Google, Inc., Class C *	7,007,824
11,060	Google, Inc., Class A *	6,134,982

		19,345,681

IT Services (3.5%):
47,959	Accenture plc, Class A ^	4,493,279
6,789	Alliance Data Systems Corp. *	2,011,241
32,282	Cognizant Technology Solutions Corp., Class A *	2,014,074
36,096	Fidelity National Information Services, Inc.	2,456,694
14,732	MasterCard, Inc., Class A	1,272,697
80,486	Visa, Inc., Class A ^	5,264,590

		17,512,575

Machinery (1.6%):
21,381	Ingersoll-Rand plc	1,455,618
74,380	PACCAR, Inc.	4,696,354
10,708	Pall Corp. ^	1,074,976
6,868	SPX Corp. ^	583,093

		7,810,041

Media (5.5%):
49,464	CBS Corp., Class B	2,999,002
18,984	Charter Communications, Inc., Class A *	3,666,000
70,058	Comcast Corp., Class A	3,956,175
34,696	DISH Network Corp., Class A *	2,430,802
106,872	Time Warner, Inc.	9,024,273
19,072	Twenty-First Century Fox, Inc., Class B	627,087
150,130	Twenty-First Century Fox, Inc.	5,080,399

		27,783,738

Metals & Mining (0.5%):
58,944	Alcoa, Inc. ^	761,556
81,879	United States Steel Corp. ^	1,997,848

		2,759,404

Multi-Utilities (0.8%):
18,739	CenterPoint Energy, Inc.	382,463
30,217	CMS Energy Corp.	1,054,875
14,295	NiSource, Inc.	631,267
27,838	PG&E Corp.	1,477,364
13,788	Xcel Energy, Inc.	479,960

		4,025,929

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (5.2%):
24,547	Anadarko Petroleum Corp.	$2,032,737
6,649	Chevron Corp.	698,012
10,988	Concho Resources, Inc. *	1,273,729
19,388	EOG Resources, Inc.	1,777,686
11,314	EQT Corp.	937,591
40,223	Exxon Mobil Corp.	3,418,955
12,493	Marathon Petroleum Corp.	1,279,158
165,435	Occidental Petroleum Corp.	12,076,755
21,679	Phillips 66	1,703,969
3,300	Pioneer Natural Resources Co. ^	539,583
24,741	Southwestern Energy Co. *^	573,744

		26,311,919

Pharmaceuticals (5.6%):
12,473	Actavis plc *	3,712,130
75,237	Bristol-Myers Squibb Co.	4,852,787
106,032	Johnson & Johnson Co.	10,666,819
77,582	Merck & Co., Inc.	4,459,413
5,144	Perrigo Co. plc	851,589
119,687	Pfizer, Inc.	4,163,911

		28,706,649

Real Estate Investment Trusts (REITs) (0.7%):
15,642	American Tower Corp.	1,472,694
3,814	Boston Properties, Inc.	535,791
23,306	ProLogis, Inc.	1,015,209
4,427	Vornado Realty Trust	495,824

		3,519,518

Road & Rail (0.9%):
17,987	CSX Corp.	595,729
35,886	Union Pacific Corp.	3,886,813

		4,482,542

Semiconductors & Semiconductor Equipment (4.9%):
6,474	Applied Materials, Inc.	146,053
77,339	Avago Technologies, Ltd.	9,820,506
61,327	Broadcom Corp., Class A	2,655,152
13,035	Freescale Semiconductor Holdings I, Ltd. *	531,307
92,744	KLA-Tencor Corp.	5,406,048
87,228	Lam Research Corp.	6,126,459
4,374	Nxp Semiconductors NV *	438,975

		25,124,500

Software (4.5%):
56,008	Adobe Systems, Inc. *	4,141,232
303,380	Microsoft Corp.	12,333,914
143,668	Oracle Corp.	6,199,274

		22,674,420

Specialty Retail (3.8%):
4,521	AutoZone, Inc. *^	3,084,045
52,421	Best Buy Co., Inc.	1,980,990
15,712	Home Depot, Inc. (The)	1,785,040
113,328	Lowe’s Cos., Inc.	8,430,470
8,241	Tiffany & Co.	725,290
43,235	TJX Cos., Inc. (The)	3,028,612

		19,034,447

Technology Hardware, Storage & Peripherals (4.0%):
162,424	Apple, Inc.	20,210,418

Textiles, Apparel & Luxury Goods (0.5%):
13,735	Lululemon Athletica, Inc. *	879,315
8,381	PVH Corp.	893,079

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,652	Ralph Lauren Corp.	$743,238

		2,515,632

Tobacco (0.5%):
35,221	Philip Morris International, Inc.	2,653,198

Wireless Telecommunication Services (0.2%):
6,509	SBA Communications Corp., Class A *	762,204

Total Common Stocks (Cost $395,423,273)		500,090,581

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.7%):
$34,192,459	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	34,192,459

Total Securities Held as Collateral for Securities on Loan (Cost $34,192,459)		34,192,459

Unaffiliated Investment Company (1.2%):
5,919,402	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,919,402

Total Unaffiliated Investment Company (Cost $5,919,402)		5,919,402

Total Investment Securities (Cost $435,535,134)(c) - 106.5%		540,202,442
Net other assets (liabilities) - (6.5)%		(32,762,070)

Net Assets - 100.0%		$507,440,372

Percentages indicated are based on net assets as of March 31, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $33,454,421.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $135,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/19/15	26	$2,679,040	$(28,062)

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (8.9%):
$1,050,000	Betony CLO, Ltd., Class A, Series 2015-1A, 1.77%, 4/15/27(a)(b)	$1,049,459
1,040,000	Dryden Senior Loan Fund LLC, Class A, Series 2015-37A, 1.75%, 4/15/27(a)(b)	1,039,955
955,000	Flagship CLO, Class A1, Series 2013-7A, 1.73%, 1/20/26(a)(b)	951,844
1,996,034	Goal Capital Funding Trust, Class A3, Series 2005-2, 0.43%, 5/28/30(a)	1,969,565
1,000,000	Limerock CLO, Class A1, Series 2014-3A, 1.76%, 10/20/26(a)(b)	999,520
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 1.68%, 7/25/26(a)(b)	997,570
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 1.68%, 1/18/27(a)(b)	1,001,017
1,040,000	Magnetite CLO, Ltd., Class A, Series 2015-12A, 1.76%, 4/15/27(a)(b)	1,040,314
932,921	Navient Student Loan Trust, Class A, Series 2014-2, 0.81%, 3/25/43(a)	924,746
893,360	Navient Student Loan Trust, Class A, Series 2014-3, 0.79%, 3/25/43(a)	884,900
602,402	Navient Student Loan Trust, Class A, Series 2014-4, 0.79%, 3/25/43(a)	596,398
2,080,000	Navient Student Loan Trust, Class A3, Series 2014-8, 0.77%, 5/27/31(a)	2,080,000
1,830,000	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 0.82%, 9/25/42(a)(b)	1,829,976
1,872,000	SLC Student Loan Trust, Class A4A, Series 2008-1, 1.87%, 12/15/32(a)	1,946,728
1,075,465	SLM Student Loan Trust, Class B, Series 2003-7, 0.84%, 9/15/39(a)	957,814
1,764,454	SLM Student Loan Trust, Class A5, Series 2003-11, 0.32%, 12/15/22(a)(b)	1,756,798
1,833,606	SLM Student Loan Trust, Class A5B, Series 2004-10, 0.66%, 4/25/23(a)(b)	1,834,327
224,002	SLM Student Loan Trust, Class B, Series 2005-6, 0.55%, 1/25/44(a)	196,566
230,655	SLM Student Loan Trust, Class B, Series 2006-10, 0.48%, 3/25/44(a)	197,695
225,743	SLM Student Loan Trust, Class B, Series 2007-1, 0.48%, 1/27/42(a)	194,388

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,220,000	SLM Student Loan Trust, Class B, Series 2008-5, 2.11%, 7/25/29(a)	$1,187,754
1,998,123	SLM Student Loan Trust, Class A, Series 2008-9, 1.76%, 4/25/23(a)	2,048,840
240,000	SLM Student Loan Trust, Class B, Series 2008-9, 2.51%, 10/25/29(a)	252,978
2,053,207	SLM Student Loan Trust, Class A, Series 2009-3, 0.92%, 1/25/45(a)(b)	2,072,829
1,935,110	SLM Student Loan Trust, Class A, Series 2012-2, 0.87%, 1/25/29(a)	1,942,117
1,196,914	SLM Student Loan Trust, Class A, Series 2012-3, 0.82%, 12/26/25(a)	1,199,399
1,945,212	SLM Student Loan Trust, Class A, Series 2013-4, 0.72%, 6/25/27(a)	1,950,233
2,100,000	SLM Student Loan Trust, Class A2, Series 2014-2, 0.52%, 10/25/21(a)	2,093,895
830,000	SLM Student Loan Trust, Class A5, Series 2006-5, 0.37%, 1/25/27(a)	818,831
1,040,000	Voya CLO, Ltd., Class A1, Series 2015-1A , 4/18/27(a)(b)	1,038,936

Total Asset Backed Securities (Cost $37,153,153)		37,055,392

Collateralized Mortgage Obligations (18.8%):
1,150,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.63%, 7/25/35(a)	1,096,510
2,095,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.65%, 4/25/35(a)	2,074,942
1,717,776	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.64%, 7/25/35(a)	1,642,776
1,028,910	CD Commercial Mortgage Trust, Class A1A, Series 2007-CD4, 5.29%, 12/11/49(a)	1,074,643
2,138,182	Centex Home Equity, Class M1, Series 2005-D, 0.60%, 10/25/35(a)	2,130,091
2,200,000	Citigroup Mortgage Loan Trust, Inc., Class A4, Series 2006-WFH3, 0.41%, 10/25/36(a)	2,121,665
2,266,310	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.69%, 4/25/37(a)(c)	2,053,769
1,524,594	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.59%, 2/25/37(a)	1,136,367

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,517,246	Credit Suisse Mortgage Capital Certificates, Class AAB, Series 2007-C1, 5.34%, 2/15/40	$1,555,925
1,026,292	Federal Home Loan Mortgage Corporation, Class A, Series KF01, 0.52%, 4/25/19(a)	1,026,466
904,454	Federal Home Loan Mortgage Corporation, Class A, Series KF04, 0.48%, 6/25/21(a)	904,405
2,099,074	Federal Home Loan Mortgage Corporation, Class A, Series KF05, 0.52%, 9/25/21(a)	2,100,308
2,025,000	Federal Home Loan Mortgage Corporation, Class A2, Series K041, 3.17%, 10/25/24	2,143,246
565,000	Federal Home Loan Mortgage Corporation, Class A2, Series KSCT, 4.28%, 1/25/20	628,673
1,555,285	Federal National Mortgage Association, Class FA, Series 2013-M14, 0.52%, 8/25/18(a)	1,555,359
2,020,000	Federal National Mortgage Association, Class A1, Series 2015-M5, 2.97%, 12/31/49(a)	2,096,855
1,653,063	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.06%, 12/25/24(a)	1,728,806
1,748,589	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 0.68%, 9/25/35(a)	1,738,335
2,195,000	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.66%, 9/25/35(a)	2,122,348
2,267,792	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 2.26%, 2/25/36(a)	1,863,377
1,744,413	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.61%, 8/25/35(a)	1,590,608
2,315,340	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.23%, 3/25/36(a)	1,921,776
2,015,138	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.24%, 4/25/36(a)	1,678,996
836,283	GE Commercial Mortgage Corp. Trust, Class A3A, Series 2005-C4, 5.32%, 11/10/45(a)	835,727
2,167,833	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 2.96%, 4/19/36(a)	1,920,333
2,013,359	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 2.91%, 9/19/35(a)	1,928,675

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$675,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2005-CB13, 5.25%, 1/12/43(a)	$682,837
1,164,829	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2005-LDP5, 5.23%, 11/15/15(a)	1,177,562
2,175,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 5.88%, 4/15/45(a)	2,247,425
292,968	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1, Series 2010-C1, 3.85%, 6/15/43(b)	293,122
401,304	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2011-C3, 3.67%, 1/15/18(b)	412,016
2,105,011	LB-UBS Commercial Mortgage Trust, Class A2, Series 2006-C7, 5.30%, 11/15/38	2,122,999
2,318,000	LB-UBS Commercial Mortgage Trust, Class G, Series 2004-C7, 5.03%, 10/15/36(a)(b)	2,328,573
1,285,660	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.29%, 7/25/37(a)	812,654
2,177,838	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.82%, 6/12/50(a)	2,280,887
1,742,702	Morgan Stanley Mortgage Loan Trust, Class 1A2, Series 2005-6AR, 0.44%, 11/25/35(a)	1,731,587
2,024,736	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 0.87%, 6/26/47(a)(b)	1,939,688
1,966,517	MortgageIT Trust, Class 2A, Series 2005-2, 1.82%, 5/25/35(a)	1,934,769
2,130,000	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 0.45%, 3/25/36(a)	2,076,908
1,686,236	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 2.97%, 7/25/35(a)	1,605,459
2,553,645	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.35%, 12/25/36(a)	1,967,570
1,193,344	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C22, 5.27%, 12/15/44(a)	1,208,010
1,696,875	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.40%, 4/25/45(a)	1,599,123

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,970,911	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.46%, 7/25/45(a)	$1,817,436
2,115,968	WaMu Mortgage Pass-Through Certificates, Class 4A1, Series 2007-HY1, 2.36%, 2/25/37(a)(c)	1,853,681
2,004,542	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.40%, 3/25/35(a)	2,004,792
1,928,660	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 2.61%, 3/25/36(a)	1,921,218
1,933,526	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.49%, 9/25/36(a)	1,794,928

Total Collateralized Mortgage Obligations (Cost $78,885,353)		78,484,225

Corporate Bonds (15.8%):
Airlines (0.9%):
1,626,768	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,882,984
560,552	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	616,607
1,083,662	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	1,229,957

		3,729,548

Automobiles (0.1%):
400,000	General Motors Co., 5.20%, 4/1/45	434,134

Banks (1.4%):
2,500,000	Bank of America NA, 5.30%, 3/15/17	2,669,980
350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	383,433
1,000,000	JPMorgan Chase & Co., 1.10%, 10/15/15	1,002,525
1,000,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(a)	1,001,806
550,000	Wells Fargo & Co., 3.30%, 9/9/24^	568,057

		5,625,801

Capital Markets (1.7%):
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,302,524
750,000	Goldman Sachs Group, Inc., 1.60%, 11/23/15, MTN	754,362
1,500,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,670,210
400,000	Morgan Stanley, 4.75%, 3/22/17	425,837
1,750,000	Morgan Stanley, 0.97%, 1/5/18(a)	1,754,142

		6,907,075

Commercial Services & Supplies (0.2%):
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	898,000

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.9%):
$1,250,000	Capital One Financial Corp., 1.00%, 11/6/15	$1,251,506
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	470,000
1,660,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,838,957

		3,560,463

Diversified Financial Services (1.3%):
575,000	Berkshire Hathaway, Inc., 4.50%, 2/11/43	648,749
2,000,000	Citigroup, Inc., 0.96%, 11/24/17(a)	2,002,997
700,000	Citigroup, Inc., 5.50%, 9/13/25	793,374
250,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	323,231
1,000,000	General Electric Capital Corp., Series G, 6.88%, 1/10/39, MTN	1,438,528

		5,206,879

Diversified Telecommunication Services (0.4%):
1,500,000	Verizon Communications, Inc., 4.86%, 8/21/46	1,570,403

Electric Utilities (2.4%):
780,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	880,826
1,000,000	CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/44, Callable 10/1/43 @ 100	1,143,767
800,000	Cleco Power LLC, 6.00%, 12/1/40	988,730
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,092,307
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	1,110,586
750,000	El Paso Electric Co., 5.00%, 12/1/44, Callable 6/1/44 @ 100	805,466
400,000	IPALCO Enterprises, Inc., 7.25%, 4/1/16(b)	418,000
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,060,000
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	920,819
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,645,007
450,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	456,751

		10,522,259

Health Care Providers & Services (0.6%):
1,000,000	Catholic Health Initiatives, 4.35%, 11/1/42	1,001,801
800,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18, Callable 8/15/15 @ 102.6	825,000
750,000	HCA, Inc., 6.50%, 2/15/20	844,500

		2,671,301

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Household Products (0.2%):
$800,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31^	$827,000

Industrial Conglomerates (0.1%):
500,000	General Electric Co., 4.50%, 3/11/44	561,254

Insurance (0.8%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	436,660
1,900,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	2,071,000
900,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(b)	979,981

		3,487,641

Media (0.2%):
775,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	813,750

Multi-Utilities (0.2%):
625,000	Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	680,396

Oil, Gas & Consumable Fuels (1.9%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	358,065
1,100,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	1,108,682
775,000	Chesapeake Energy Corp., 6.63%, 8/15/20	800,188
1,400,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100^	1,544,344
425,000	Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44 @ 100	440,674
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,126,995
400,000	MarkWest Energy Partners LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100^	408,960
780,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	842,400
250,000	Rockies Express Pipeline LLC, 6.00%, 1/15/19(b)	265,313
775,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22	801,156

		7,696,777

Real Estate Investment Trusts (REITs) (2.1%):
875,000	HCP, Inc., 5.38%, 2/1/21, Callable 11/3/20 @ 100	985,072
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	406,481
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	170,713
1,600,000	Health Care REIT, Inc., 5.25%, 1/15/22, Callable 10/15/21 @ 100	1,803,341

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$1,000,000	Mid-America Apartment Communities, Inc., 5.50%, 10/1/15	$1,022,644
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,240,835
2,000,000	Ventas Realty LP / Capital Corp., 3.13%, 11/30/15	2,028,402
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,518,434

		9,175,922

Software (0.2%):
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	642,438

Wireless Telecommunication Services (0.2%):
725,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	831,938

Total Corporate Bonds (Cost $64,423,055)		65,842,979

Preferred Stock(0.2%):
Diversified Financial Services (0.2%):
800,000	ZFS Finance USA Trust II, 6.45%, 12/15/65, Callable 6/15/16 @ 100(a)(b)	840,000

Total Preferred Stock (Cost $835,961)		840,000

Yankee Dollars (1.7%):
Aerospace & Defense (0.3%):
1,300,000	Heathrow Funding, Ltd., 2.50%, 6/25/15(b)	1,304,381

Banks (1.3%):
2,000,000	Credit Suisse, NY, 0.67%, 12/7/15(a)	2,000,690
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,230,717
1,250,000	Royal Bank of Scotland Group plc, 2.55%, 9/18/15	1,259,119
1,000,000	Royal Bank of Scotland Group plc, 4.38%, 3/16/16^	1,031,710

		5,522,236

Pharmaceuticals (0.1%):
425,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(b)	439,875

Total Yankee Dollars (Cost $7,241,726)		7,266,492

Municipal Bonds (0.6%):
New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,293,075
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	1,024,088

		2,317,163

Total Municipal Bonds (Cost $2,267,961)		2,317,163

U.S. Government Agency Mortgages (30.2%):
Federal Home Loan Bank (3.9%)
13,595,000	0.04%, 4/22/15(d)	13,594,714

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Bank, continued
$2,610,000	0.04%, 4/24/15(d)	$2,609,940

		16,204,654

Federal Home Loan Mortgage Corporation (4.2%)
2,900,000	0.05%, 5/11/15(d)	2,899,864
3,936,647	3.50%, 4/1/44, Pool #G07848	4,162,265
1,849,765	3.50%, 1/1/45, Pool #G08623	1,940,576
3,974,364	3.50%, 1/1/45, Pool #G07924	4,194,362
3,997,437	3.50%, 2/1/45, Pool #G08627	4,193,684

		17,390,751

Federal National Mortgage Association (19.2%)
1,452,535	4.60%, 4/1/20, Pool #AD0910	1,615,968
1,137,815	4.12%, 4/1/20, Pool #464959	1,255,956
1,000,993	3.43%, 10/1/20, Pool #466386	1,075,860
1,877,512	3.67%, 10/1/20, Pool #AE0918	2,047,283
1,976,644	3.42%, 10/1/20, Pool #FN0009	2,116,973
2,670,770	3.76%, 12/1/20, Pool #FN0001	2,896,228
1,000,000	3.94%, 1/1/21, Pool #466969	1,102,104
1,133,877	4.62%, 4/1/21, Pool #467731	1,287,775
986,435	3.93%, 7/1/21, Pool #468518	1,083,098
1,245,000	3.06%, 5/1/22, Pool #471258	1,312,648
2,000,000	2.50%, 4/25/29	2,054,062
1,000,000	3.00%, 4/25/29	1,048,281
1,000,000	3.50%, 4/25/30	1,060,938
1,938,496	3.50%, 1/1/32, Pool #AB4262	2,050,216
1,002,613	3.00%, 10/1/33, Pool #MA1676	1,039,331
2,033,897	3.50%, 4/1/43, Pool #MA1404	2,154,286
3,897,939	3.50%, 6/1/43, Pool #MA1463	4,128,556
545,000	3.00%, 4/25/44	557,177
3,640,000	4.50%, 5/25/44	3,961,061
6,100,000	3.50%, 5/25/44	6,391,417
6,795,000	4.00%, 4/25/45	7,265,341
10,035,000	3.50%, 4/25/45	10,539,885
21,680,000	3.00%, 5/25/45	22,111,482

		80,155,926

Government National Mortgage Association (2.9%)
1,000,000	4.50%, 4/20/43	1,086,563
1,955,000	4.00%, 4/20/43	2,082,915
2,670,000	3.00%, 4/20/43	2,749,213
3,000,000	3.50%, 4/20/43	3,156,680
2,960,000	3.50%, 5/20/45	3,107,191

		12,182,562

Total U.S. Government Agency Mortgages (Cost $125,231,127)		125,933,893

U.S. Treasury Obligations (35.1%):
U.S. Treasury Bonds (1.9%)
8,140,000	2.50%, 2/15/45	8,064,957

U.S. Treasury Inflation Index Bonds (2.3%)
1,155,000	0.63%, 2/15/43	1,150,313
5,830,000	1.38%, 2/15/44	6,871,580
1,500,000	0.75%, 2/15/45	1,513,812

		9,535,705

U.S. Treasury Inflation Index Notes (1.8%)
3,660,000	0.13%, 7/15/24	3,600,946
3,850,000	0.25%, 1/15/25	3,824,950

		7,425,896

U.S. Treasury Notes (29.1%)
20,970,000	0.63%, 12/31/16	21,020,789
10,470,000	0.50%, 1/31/17	10,470,817
22,045,000	0.50%, 2/28/17	22,031,222
14,470,000	0.50%, 3/31/17	14,453,041
32,640,000	1.38%, 3/31/20	32,645,093

Principal Amount		Fair Value
U.S. Treasury Obligations
$20,870,000	2.00%, 2/15/25	$20,993,916

		121,614,878

Total U.S. Treasury Obligations (Cost $145,773,379)		146,641,436

Commercial Paper (1.0%):
3,950,000	Macquarie Bank, Ltd., 0.25% (b)(d)	3,948,863

Total Commercial Paper (Cost $3,948,491)		3,948,863

Securities Held as Collateral for Securities on Loan (1.0%):
4,079,046	Allianz Variable Insurance Products Securities Lending Collateral Trust (e)	4,079,046

Total Securities Held as Collateral for Securities on Loan (Cost $4,079,046)		4,079,046

Shares		Fair Value
Unaffiliated Investment Company (4.9%):
20,516,795	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	20,516,795

Total Unaffiliated Investment Company (Cost $20,516,795)		20,516,795

Total Investment Securities (Cost $490,356,047)(f) - 118.2%		492,926,284
Net other assets (liabilities) - (18.2)%		(75,981,899)

Net Assets - 100.0%		$416,944,385

Percentages indicated are based on net assets as of March 31, 2015.

GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $3,905,321.
(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Defaulted bond.
(d)	The rate represents the effective yield at March 31, 2015.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (4.9%):
59,180	Honeywell International, Inc.	$6,173,066
19,986	Precision Castparts Corp.	4,197,060
61,511	United Technologies Corp.	7,209,089

		17,579,215

Air Freight & Logistics (0.7%):
27,005	United Parcel Service, Inc., Class B	2,617,865

Auto Components (0.5%):
23,254	Delphi Automotive plc	1,854,274

Banks (6.2%):
313,265	Bank of America Corp.	4,821,148
169,833	JPMorgan Chase & Co.	10,288,483
128,572	Wells Fargo & Co.	6,994,317

		22,103,948

Beverages (1.8%):
86,854	Diageo plc	2,394,513
33,288	Pernod Ricard SA	3,927,556

		6,322,069

Capital Markets (5.2%):
15,904	BlackRock, Inc., Class A	5,818,319
22,573	Franklin Resources, Inc.	1,158,446
33,994	Goldman Sachs Group, Inc. (The)	6,389,853
85,527	Morgan Stanley	3,052,459
28,104	State Street Corp.	2,066,487

		18,485,564

Chemicals (3.4%):
8,612	Linde AG	1,755,469
22,111	Praxair, Inc. ^	2,669,682
14,332	Sherwin Williams Co. ^	4,077,454
36,194	W.R. Grace & Co. *	3,578,501

		12,081,106

Construction & Engineering (0.6%):
36,153	Fluor Corp.	2,066,505

Consumer Finance (1.9%):
84,882	American Express Co.	6,630,982

Containers & Packaging (1.2%):
80,941	Crown Holdings, Inc. *	4,372,433

Diversified Financial Services (1.1%):
79,688	NASDAQ OMX Group, Inc. (The)	4,059,307

Electric Utilities (0.6%):
40,704	American Electric Power Co., Inc.	2,289,600

Energy Equipment & Services (2.5%):
56,376	Cameron International Corp. *	2,543,686
36,759	National-Oilwell Varco, Inc.	1,837,582
54,386	Schlumberger, Ltd.	4,537,968

		8,919,236

Food Products (2.7%):
59,734	Danone SA	4,019,350
26,239	General Mills, Inc. ^	1,485,127
120,665	Mondelez International, Inc., Class A	4,354,800

		9,859,277

Health Care Equipment & Supplies (3.3%):
72,723	Abbott Laboratories	3,369,256
33,718	Medtronic plc	2,629,667
38,616	St. Jude Medical, Inc.	2,525,486
34,778	Stryker Corp.	3,208,271

		11,732,680

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (1.1%):
17,653	McKesson, Inc.	$3,993,109

Hotels, Restaurants & Leisure (1.1%):
41,322	McDonald’s Corp.	4,026,416

Household Durables (1.5%):
133,929	Newell Rubbermaid, Inc.	5,232,606

Household Products (2.3%):
49,925	Colgate-Palmolive Co.	3,461,800
57,913	Procter & Gamble Co. (The)	4,745,391

		8,207,191

Industrial Conglomerates (2.8%):
117,042	Danaher Corp.	9,936,866

Insurance (0.8%):
26,519	ACE, Ltd.	2,956,603

Internet Software & Services (2.9%):
8,483	Google, Inc., Class C *	4,648,684
10,582	Google, Inc., Class A *	5,869,835

		10,518,519

IT Services (9.2%):
61,465	Accenture plc, Class A ^	5,758,656
102,575	Cognizant Technology Solutions Corp., Class A *	6,399,654
79,232	Fidelity National Information Services, Inc.	5,392,530
10,987	Gartner, Inc. *	921,260
62,931	MasterCard, Inc., Class A	5,436,609
139,140	Visa, Inc., Class A ^	9,101,147

		33,009,856

Life Sciences Tools & Services (1.8%):
48,054	Thermo Fisher Scientific, Inc.	6,455,574

Media (6.8%):
112,554	Comcast Corp., Class A	6,355,924
73,122	Time Warner, Inc.	6,174,422
117,181	Twenty-First Century Fox, Inc.	3,965,405
73,405	Walt Disney Co. (The) ^	7,699,451

		24,195,202

Multiline Retail (2.3%):
58,084	Kohl’s Corp. ^	4,545,073
44,352	Target Corp.	3,639,969

		8,185,042

Multi-Utilities (0.8%):
79,156	CMS Energy Corp.	2,763,336

Oil, Gas & Consumable Fuels (3.3%):
63,241	EOG Resources, Inc.	5,798,567
70,788	Noble Energy, Inc.	3,461,533
34,184	Occidental Petroleum Corp.	2,495,432

		11,755,532

Pharmaceuticals (8.1%):
13,266	Actavis plc *	3,948,227
61,866	Bristol-Myers Squibb Co.	3,990,357
35,098	Eli Lilly & Co.	2,549,870
51,866	Endo International plc *	4,652,380
71,462	Johnson & Johnson Co.	7,189,077
34,891	Valeant Pharmaceuticals International, Inc. *	6,930,050

		29,259,961

Real Estate Investment Trusts (REITs) (1.7%):
63,969	American Tower Corp.	6,022,681

Road & Rail (1.3%):
68,593	Canadian National Railway Co.	4,586,814

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.2%):
65,734	Altera Corp.	$2,820,646
104,386	Microchip Technology, Inc.	5,104,475

		7,925,121

Software (0.7%):
38,282	Citrix Systems, Inc. *	2,445,071

Specialty Retail (3.4%):
65,769	Bed Bath & Beyond, Inc. *^	5,049,414
32,178	L Brands, Inc.	3,034,064
38,580	Ross Stores, Inc.	4,064,789

		12,148,267

Technology Hardware, Storage & Peripherals (3.8%):
34,178	Apple, Inc.	4,252,769
259,784	EMC Corp.	6,640,078
89,310	Hewlett-Packard Co.	2,782,900

		13,675,747

Textiles, Apparel & Luxury Goods (2.5%):
17,678	LVMH Moet Hennessy Louis Vuitton SA	3,119,400
22,941	Nike, Inc., Class B	2,301,671
45,791	V.F. Corp.	3,448,520

		8,869,591

Trading Companies & Distributors (1.2%):
17,890	W.W. Grainger, Inc. ^	4,218,641

Total Common Stocks (Cost $226,184,458)		351,361,807

Preferred Stock (0.3%):
Electric Utilities (0.3%):
20,030	Exelon Corp., Preferred Shares ^	974,460

Total Preferred Stock (Cost $1,013,350)		974,460

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.5%):
$44,659,541	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	44,659,541

Total Securities Held as Collateral for Securities on Loan (Cost $44,659,541)		44,659,541

Unaffiliated Investment Company (1.3%):
4,526,632	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,526,632

Total Unaffiliated Investment Company (Cost $4,526,632)		4,526,632

Total Investment Securities (Cost $276,383,981)(c) - 112.3%		401,522,440
Net other assets (liabilities) - (12.3)%		(44,134,714)

Net Assets - 100.0%		$357,387,726

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $43,747,229.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Canada	2.9%
France	2.8%
Germany	0.4%
Ireland (Republic of)	2.6%
Netherlands	1.1%
Switzerland	0.7%
United Kingdom	1.1%
United States	88.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (1.1%):
757	Curtiss-Wright Corp.	$55,973
11,234	Mtu Aero Engines AG	1,102,954
14,337	Rockwell Collins, Inc.	1,384,237

		2,543,164

Airlines (1.2%):
18,609	Alaska Air Group, Inc. ^	1,231,544
32,952	Delta Air Lines, Inc.	1,481,522

		2,713,066

Auto Components (2.2%):
71,771	Allison Transmission Holdings, Inc.	2,292,366
22,196	BorgWarner, Inc.	1,342,414
19,569	Delphi Automotive plc	1,560,432

		5,195,212

Automobiles (0.6%):
23,451	Harley-Davidson, Inc.	1,424,414

Banks (7.5%):
53,529	BB&T Corp.	2,087,096
70,697	Citizens Financial Group, Inc.	1,705,919
27,585	Comerica, Inc.	1,244,911
118,116	Fifth Third Bancorp	2,226,487
180,997	Huntington Bancshares, Inc. ^	2,000,017
121,009	KeyCorp	1,713,487
10,501	M&T Bank Corp. ^	1,333,627
50,764	PrivateBancorp, Inc.	1,785,370
30,557	SunTrust Banks, Inc.	1,255,587
97,383	TCF Financial Corp.	1,530,861

		16,883,362

Beverages (1.9%):
49,074	Coca-Cola Enterprises, Inc.	2,169,071
29,639	Molson Coors Brewing Co., Class B	2,206,623

		4,375,694

Biotechnology (0.4%):
16,784	AMAG Pharmaceuticals, Inc. *	917,413

Building Products (1.4%):
29,703	Armstrong World Industries, Inc. *	1,707,031
32,021	Fortune Brands Home & Security, Inc.	1,520,357

		3,227,388

Capital Markets (1.7%):
6,454	Affiliated Managers Group, Inc. *	1,386,190
16,429	Northern Trust Corp.	1,144,280
33,358	TD Ameritrade Holding Corp.	1,242,919

		3,773,389

Chemicals (5.2%):
20,569	Akzo Nobel NV	1,557,242
29,357	Albemarle Corp.	1,551,224
84,304	Axalta Coating Systems, Ltd. *	2,328,477
24,984	Celanese Corp., Series A	1,395,606
35,660	H.B. Fuller Co. ^	1,528,744
21,209	Sensient Technologies Corp. ^	1,460,876
22,406	Valspar Corp. (The) ^	1,882,776

		11,704,945

Commercial Services & Supplies (0.8%):
42,757	Tyco International plc	1,841,116

Consumer Finance (0.8%):
33,767	Discover Financial Services	1,902,770

Containers & Packaging (2.6%):
49,717	Crown Holdings, Inc. *	2,685,713

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
87,952	Graphic Packaging Holding Co.	$1,278,822
22,131	Greif, Inc., Class A ^	869,084
51,148	Owens-Illinois, Inc. *	1,192,771

		6,026,390

Distributors (0.7%):
65,075	LKQ Corp. *^	1,663,317

Diversified Financial Services (1.3%):
59,148	NASDAQ OMX Group, Inc. (The)	3,012,999

Diversified Telecommunication Services (1.2%):
65,600	Colt Group SA *	130,149
211,170	Frontier Communications Corp. ^	1,488,748
148,772	Windstream Holdings, Inc. ^	1,100,913

		2,719,810

Electric Utilities (1.8%):
32,627	Eversource Energy	1,648,315
28,916	OGE Energy Corp. ^	914,035
24,802	Pinnacle West Capital Corp.	1,581,128

		4,143,478

Electrical Equipment (1.4%):
25,503	Eaton Corp. plc	1,732,674
16,283	Regal-Beloit Corp.	1,301,337

		3,034,011

Electronic Equipment, Instruments & Components (1.4%):
67,862	Ingram Micro, Inc., Class A *^	1,704,693
42,313	Keysight Technologies, Inc. *	1,571,928

		3,276,621

Energy Equipment & Services (1.6%):
24,012	Cameron International Corp. *	1,083,422
36,525	Forum Energy Technologies, Inc. *	715,890
31,915	Frank’s International NV	596,811
106,367	Pacific Drilling SA *^	413,768
33,015	Superior Energy Services, Inc.	737,555

		3,547,446

Food & Staples Retailing (0.5%):
14,411	Empire Co., Ltd., Class A	1,004,924

Food Products (4.7%):
18,705	Bunge, Ltd.	1,540,544
62,908	Flowers Foods, Inc.	1,430,528
22,458	Ingredion, Inc.	1,747,682
15,779	J.M. Smucker Co. (The) ^	1,826,104
47,368	Pinnacle Foods, Inc.	1,933,087
135,214	Rite AID Corp. *	1,175,010
31,238	Snyders-Lance, Inc.	998,366

		10,651,321

Health Care Equipment & Supplies (3.9%):
60,503	Boston Scientific Corp. *	1,073,928
6,529	Cooper Cos., Inc. (The) ^	1,223,665
32,792	DENTSPLY International, Inc.	1,668,785
18,374	Masimo Corp. *	605,975
26,322	St. Jude Medical, Inc.	1,721,459
14,535	STERIS Corp. ^	1,021,374
13,131	Teleflex, Inc. ^	1,586,619

		8,901,805

Health Care Providers & Services (2.9%):
14,122	AmerisourceBergen Corp.	1,605,248
12,366	CIGNA Corp.	1,600,655

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
26,812	Quest Diagnostics, Inc. ^	$2,060,502
11,689	Universal Health Services, Inc., Class B	1,375,912

		6,642,317

Hotels, Restaurants & Leisure (0.5%):
10,725	DineEquity, Inc.	1,147,682

Household Durables (1.3%):
77,690	Newell Rubbermaid, Inc.	3,035,348

Independent Power and Renewable Electricity Producers (1.8%):
128,948	AES Corp. (The)	1,656,982
32,466	Dynegy, Inc. *	1,020,406
57,203	NRG Energy, Inc.	1,440,944

		4,118,332

Insurance (7.6%):
35,417	Arthur J. Gallagher & Co.	1,655,745
10,477	Everest Re Group, Ltd.	1,822,998
14,438	Hanover Insurance Group, Inc. (The)	1,047,910
28,277	Hartford Financial Services Group, Inc. (The)	1,182,544
35,046	HCC Insurance Holdings, Inc.	1,986,057
34,826	Lincoln National Corp.	2,001,103
65,840	Symetra Financial Corp.	1,544,606
64,130	Third Point Reinsurance, Ltd. *	907,440
54,692	UnumProvident Corp.	1,844,761
36,732	Validus Holdings, Ltd.	1,546,417
42,564	XL Group plc, Class B	1,566,355

		17,105,936

IT Services (2.5%):
26,132	Amdocs, Ltd.	1,421,581
27,518	Fidelity National Information Services, Inc.	1,872,875
102,450	Sabre Corp. ^	2,489,535

		5,783,991

Life Sciences Tools & Services (1.7%):
35,228	Agilent Technologies, Inc.	1,463,723
48,970	PerkinElmer, Inc.	2,504,326

		3,968,049

Machinery (3.2%):
16,749	Joy Global, Inc. ^	656,226
28,724	Oshkosh Corp. ^	1,401,444
24,813	Pentair, plc	1,560,490
15,919	SPX Corp.	1,351,523
23,163	Stanley Black & Decker, Inc.	2,208,824

		7,178,507

Media (1.4%):
11,082	AMC Networks, Inc., Class A *	849,324
65,907	Interpublic Group of Cos., Inc. (The)	1,457,863
35,821	Quebecor, Inc., Class B	958,319

		3,265,506

Metals & Mining (0.3%):
26,317	United States Steel Corp. ^	642,135

Multiline Retail (1.3%):
18,926	Burlington Stores, Inc. *	1,124,583
22,725	Kohl’s Corp. ^	1,778,231

		2,902,814

Multi-Utilities (3.5%):
46,401	CMS Energy Corp.	1,619,859

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
17,280	DTE Energy Co.	$1,394,323
37,924	NiSource, Inc.	1,674,724
24,351	NorthWestern Corp.	1,309,840
44,589	Public Service Enterprise Group, Inc.	1,869,171

		7,867,917

Oil, Gas & Consumable Fuels (5.3%):
8,676	Cimarex Energy Co.	998,521
40,792	Columbia Pipeline Partners, LP *	1,129,530
32,128	Consol Energy, Inc. ^	896,050
20,703	Energen Corp. ^	1,366,399
13,483	EQT Corp.	1,117,336
27,362	HollyFrontier Corp. ^	1,101,868
22,894	Noble Energy, Inc.	1,119,517
19,177	PDC Energy, Inc. *	1,036,325
32,536	Plains GP Holdings, LP	923,046
21,902	SM Energy Co. ^	1,131,895
26,009	Spectra Energy Corp.	940,746

		11,761,233

Pharmaceuticals (1.5%):
25,052	Endo International plc *	2,247,164
23,930	Impax Laboratories, Inc. *^	1,121,599

		3,368,763

Professional Services (1.3%):
17,174	Equifax, Inc.	1,597,182
35,752	Nielsen Holdings NV	1,593,467

		3,190,649

Real Estate Investment Trusts (REITs) (5.3%):
67,076	Annaly Capital Management, Inc.	697,590
55,652	Corporate Office Properties Trust	1,635,057
66,053	DDR Corp.	1,229,907
27,079	EPR Properties ^	1,625,552
20,261	Equity Lifestyle Properties, Inc.	1,113,342
25,591	InfraREIT, Inc.	731,647
133,152	Medical Properties Trust, Inc. ^	1,962,661
19,418	Mid-America Apartment Communities, Inc. ^	1,500,429
33,014	Plum Creek Timber Co., Inc. ^	1,434,458

		11,930,643

Real Estate Management & Development (0.7%):
34,136	Realogy Holdings Corp. *	1,552,505

Road & Rail (0.6%):
51,570	Swift Transportation Co. *^	1,341,851

Semiconductors & Semiconductor Equipment (2.1%):
26,683	Analog Devices, Inc. ^	1,681,029
5,881	Avago Technologies, Ltd.	746,769
23,419	Freescale Semiconductor Holdings I, Ltd. *	954,558
31,940	Microchip Technology, Inc. ^	1,561,866

		4,944,222

Software (1.2%):
25,860	NICE Systems, Ltd., ADR	1,575,650
50,250	Symantec Corp.	1,174,091

		2,749,741

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (3.3%):
2,911	AutoZone, Inc. *^	$1,985,768
25,134	Bed Bath & Beyond, Inc. *^	1,929,663
17,287	L Brands, Inc.	1,629,991
57,504	Sally Beauty Holdings, Inc. *	1,976,412

		7,521,834

Technology Hardware, Storage & Peripherals (1.6%):
44,462	NCR Corp. *^	1,312,074
181,268	Xerox Corp.	2,329,293

		3,641,367

Textiles, Apparel & Luxury Goods (1.1%):
14,490	PVH Corp.	1,544,054
8,004	Ralph Lauren Corp.	1,052,526

		2,596,580

Trading Companies & Distributors (1.0%):
20,067	Brenntag AG	1,202,856
17,611	WESCO International, Inc. *	1,230,833

		2,433,689

Total Common Stocks (Cost $197,518,288)		225,175,666

Convertible Preferred Stock (0.4%):
Wireless Telecommunication Services (0.4%):
13,362	T-Mobile US, Inc., Series A ^	783,815

Total Convertible Preferred Stock (Cost $666,721)		783,815

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (17.6%):
$40,178,840	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	40,178,840

Total Securities Held as Collateral for Securities on Loan (Cost $40,178,840)		40,178,840

Unaffiliated Investment Company (0.5%):
1,216,902	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,216,902

Total Unaffiliated Investment Company (Cost $1,216,902)		1,216,902

Total Investment Securities (Cost $239,580,751)(c) - 117.4%		267,355,223
Net other assets (liabilities) - (17.4)%		(39,559,864)

Net Assets - 100.0%		$227,795,359

Percentages indicated are based on net assets as of March 31, 2015.

ADR - American Depositary Receipt
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $39,235,647.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Bermuda	2.0%
Canada	0.7%
Germany	0.9%
Guernsey	0.5%
Ireland (Republic of)	3.3%
Israel	0.6%
Luxembourg	0.2%
Netherlands	1.4%
Singapore	0.3%
United Kingdom	0.6%
United States	89.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Value Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (7.5%):
110,124	Honeywell International, Inc.	$11,487,035
54,356	Lockheed Martin Corp.	11,032,094
27,852	Northrop Grumman Corp.	4,483,058
91,417	United Technologies Corp.	10,714,072

		37,716,259

Air Freight & Logistics (1.3%):
70,521	United Parcel Service, Inc., Class B	6,836,306

Auto Components (1.8%):
50,443	Delphi Automotive plc	4,022,325
101,356	Johnson Controls, Inc.	5,112,396

		9,134,721

Banks (10.4%):
33,922	Citigroup, Inc.	1,747,661
358,274	JPMorgan Chase & Co.	21,704,239
45,285	PNC Financial Services Group, Inc.	4,222,373
222,163	U.S. Bancorp	9,701,858
307,160	Wells Fargo & Co.	16,709,504

		54,085,635

Beverages (1.5%):
236,713	Diageo plc	6,526,036
12,578	Dr Pepper Snapple Group, Inc.	987,121

		7,513,157

Capital Markets (6.1%):
156,662	Bank of New York Mellon Corp. (The)	6,304,079
14,047	BlackRock, Inc., Class A	5,138,954
114,879	Franklin Resources, Inc.	5,895,590
50,906	Goldman Sachs Group, Inc. (The)	9,568,801
62,643	State Street Corp.	4,606,140

		31,513,564

Chemicals (1.7%):
16,878	E.I. du Pont de Nemours & Co.	1,206,271
32,582	PPG Industries, Inc.	7,348,544

		8,554,815

Commercial Services & Supplies (1.2%):
146,807	Tyco International plc	6,321,509

Consumer Finance (0.6%):
36,408	American Express Co.	2,844,193

Containers & Packaging (0.5%):
50,342	Crown Holdings, Inc. *	2,719,475

Diversified Financial Services (0.8%):
79,462	NASDAQ OMX Group, Inc. (The)	4,047,794

Diversified Telecommunication Services (2.0%):
41,548	AT&T, Inc. ^	1,356,542
180,247	Verizon Communications, Inc.	8,765,412

		10,121,954

Electric Utilities (0.7%):
44,329	Duke Energy Corp.	3,403,581

Electrical Equipment (0.8%):
63,058	Eaton Corp. plc	4,284,161

Energy Equipment & Services (0.8%):
15,813	Baker Hughes, Inc.	1,005,391
38,365	Schlumberger, Ltd.	3,201,175

		4,206,566

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (2.0%):
97,561	CVS Health Corp.	$10,069,271

Food Products (4.2%):
7,216	Archer-Daniels-Midland Co.	342,038
54,501	Danone SA	3,667,234
140,042	General Mills, Inc. ^	7,926,377
22,246	Kellogg Co.	1,467,124
109,225	Nestle SA, Registered Shares	8,252,306

		21,655,079

Health Care Equipment & Supplies (3.9%):
138,216	Abbott Laboratories	6,403,547
130,563	Medtronic plc	10,182,608
53,307	St. Jude Medical, Inc.	3,486,278

		20,072,433

Health Care Providers & Services (1.1%):
63,422	Express Scripts Holding Co. *	5,503,127

Hotels, Restaurants & Leisure (0.8%):
41,854	McDonald’s Corp.	4,078,254

Household Durables (0.2%):
22,937	Newell Rubbermaid, Inc.	896,149

Household Products (0.5%):
30,507	Procter & Gamble Co. (The)	2,499,744

Industrial Conglomerates (3.3%):
64,392	3M Co.	10,621,461
76,837	Danaher Corp.	6,523,461

		17,144,922

Insurance (7.6%):
49,713	ACE, Ltd.	5,542,502
63,001	Aon plc	6,055,656
38,086	Chubb Corp. (The)	3,850,495
178,319	MetLife, Inc.	9,014,025
57,330	Prudential Financial, Inc.	4,604,172
89,907	Travelers Cos., Inc. (The)	9,721,645

		38,788,495

IT Services (5.2%):
137,652	Accenture plc, Class A	12,896,615
40,993	Fidelity National Information Services, Inc.	2,789,984
49,982	Fiserv, Inc. *	3,968,571
43,623	International Business Machines Corp. ^	7,001,491

		26,656,661

Leisure Products (0.6%):
41,814	Hasbro, Inc. ^	2,644,317
19,390	Mattel, Inc.	443,062

		3,087,379

Life Sciences Tools & Services (1.1%):
43,777	Thermo Fisher Scientific, Inc.	5,881,002

Machinery (1.5%):
37,571	Illinois Tool Works, Inc.	3,649,646
30,522	Pentair, plc	1,919,529
24,583	Stanley Black & Decker, Inc.	2,344,235

		7,913,410

Media (5.0%):
103,333	Comcast Corp., Class A ^	5,793,365
24,923	McGraw-Hill Cos., Inc. (The)	2,577,038
77,292	Omnicom Group, Inc.	6,027,229
51,257	Time Warner, Inc.	4,328,141
5,481	Time, Inc. ^	122,994
46,456	Viacom, Inc., Class B	3,172,945
34,951	Walt Disney Co. (The) ^	3,666,010

		25,687,722

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (2.0%):
18,308	Kohl’s Corp.	$1,432,601
109,894	Target Corp.	9,019,001

		10,451,602

Oil, Gas & Consumable Fuels (4.7%):
66,960	Chevron Corp.	7,029,461
31,936	EOG Resources, Inc.	2,928,212
105,502	Exxon Mobil Corp.	8,967,670
67,212	Occidental Petroleum Corp.	4,906,476

		23,831,819

Pharmaceuticals (8.4%):
170,871	Johnson & Johnson Co.	17,189,624
119,815	Merck & Co., Inc.	6,886,966
17,380	Novartis AG, Registered Shares	1,720,110
447,243	Pfizer, Inc.	15,559,584
4,987	Roche Holding AG	1,376,237

		42,732,521

Professional Services (0.2%):
13,131	Equifax, Inc.	1,221,183

Road & Rail (0.6%):
44,974	Canadian National Railway Co.	3,007,411

Semiconductors & Semiconductor Equipment (1.2%):
111,922	Texas Instruments, Inc.	6,400,260

Software (1.0%):
117,084	Oracle Corp.	5,052,175

Specialty Retail (0.8%):
16,995	Advance Auto Parts, Inc. ^	2,543,982
17,892	Bed Bath & Beyond, Inc. *^	1,373,658

		3,917,640

Tobacco (4.8%):
58,103	Altria Group, Inc.	2,906,312
23,338	Imperial Tobacco Group plc	1,024,365
83,315	Lorillard, Inc.	5,444,635
204,423	Philip Morris International, Inc.	15,399,185

		24,774,497

Wireless Telecommunication Services (0.5%):
828,639	Vodafone Group plc	2,707,654

Total Common Stocks (Cost $356,383,745)		507,334,100

Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.49%	430,780

Total Convertible Preferred Stock (Cost $403,403)		430,780

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.0%):
$30,847,402	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$30,847,402

Total Securities Held as Collateral for Securities on Loan (Cost $30,847,402)		30,847,402

Unaffiliated Investment Company (0.5%):
2,561,985	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,561,985

Total Unaffiliated Investment Company (Cost $2,561,985)		2,561,985

Total Investment Securities (Cost $390,196,535)(c) - 105.5%		541,174,267
Net other assets (liabilities) - (5.5)%		(28,059,742)

Net Assets - 100.0%		$513,114,525

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $30,212,264.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Canada	0.6%
France	0.7%
Ireland (Republic of)	4.8%
Netherlands	0.6%
Switzerland	3.0%
United Kingdom	3.7%
United States	86.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.5%):
Aerospace & Defense (2.0%):
35,107	BE Aerospace, Inc.	$2,233,507
10,392	Esterline Technologies Corp. *	1,189,053
61,784	Exelis, Inc.	1,505,676
16,004	Huntington Ingalls Industries, Inc.	2,242,961
17,382	KLX, Inc. *	669,902
19,645	Orbital Atk, Inc.	1,505,396
11,784	Teledyne Technologies, Inc. *	1,257,706
16,715	Triumph Group, Inc.	998,220

		11,602,421

Airlines (0.8%):
43,497	Alaska Air Group, Inc.	2,878,632
86,513	JetBlue Airways Corp. *	1,665,375

		4,544,007

Auto Components (0.5%):
54,957	Dana Holding Corp. ^	1,162,890
97,831	Gentex Corp.	1,790,307

		2,953,197

Automobiles (0.2%):
15,389	Thor Industries, Inc.	972,739

Banks (4.8%):
49,417	Associated Banc-Corp. ^	919,156
28,390	BancorpSouth, Inc. ^	659,216
14,468	Bank of Hawaii Corp. ^	885,586
24,595	Cathay General Bancorp	699,728
15,937	City National Corp.	1,419,668
27,480	Commerce Bancshares, Inc. ^	1,162,954
18,203	Cullen/Frost Bankers, Inc. ^	1,257,463
47,561	East West Bancorp, Inc.	1,924,318
77,602	First Horizon National Corp. ^	1,108,933
117,266	First Niagara Financial Group, Inc.	1,036,631
54,795	FirstMerit Corp. ^	1,044,393
60,120	Fulton Financial Corp.	741,881
26,650	Hancock Holding Co.	795,769
19,141	International Bancshares Corp.	498,240
32,077	PacWest Bancorp	1,504,091
19,955	Prosperity Bancshares, Inc.	1,047,238
16,670	Signature Bank *	2,160,100
16,885	SVB Financial Group *	2,145,070
45,100	Synovus Financial Corp.	1,263,251
54,524	TCF Financial Corp.	857,117
22,372	Trustmark Corp. ^	543,192
73,017	Umpqua Holdings Corp.	1,254,432
73,178	Valley National Bancorp ^	690,800
29,992	Webster Financial Corp.	1,111,204

		26,730,431

Beverages (0.1%):
3,005	Boston Beer Co., Inc. (The), Class A *^	803,537

Biotechnology (0.5%):
15,461	United Therapeutics Corp. *^	2,666,018

Building Products (1.0%):
24,871	A.O. Smith Corp.	1,633,030
52,569	Fortune Brands Home & Security, Inc.	2,495,976
13,618	Lennox International, Inc.	1,520,994

		5,650,000

Capital Markets (1.8%):
39,237	Eaton Vance Corp.	1,633,829
31,598	Federated Investors, Inc., Class B ^	1,070,856

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
49,003	Janus Capital Group, Inc. ^	$842,362
42,102	Raymond James Financial, Inc.	2,390,551
43,114	SEI Investments Co.	1,900,896
21,966	Stifel Financial Corp. *	1,224,605
27,686	Waddell & Reed Financial, Inc., Class A	1,371,564

		10,434,663

Chemicals (3.1%):
37,159	Albemarle Corp.	1,963,482
21,113	Ashland, Inc.	2,687,895
21,111	Cabot Corp.	949,995
23,617	Cytec Industries, Inc.	1,276,263
11,497	Minerals Technologies, Inc.	840,431
3,504	NewMarket Corp. ^	1,674,211
25,639	Olin Corp. ^	821,474
29,559	PolyOne Corp.	1,104,029
44,312	RPM International, Inc.	2,126,532
14,717	Scotts Miracle-Gro Co. (The)	988,541
15,745	Sensient Technologies Corp.	1,084,516
24,794	Valspar Corp. (The)	2,083,440

		17,600,809

Commercial Services & Supplies (1.9%):
17,762	Clean Harbors, Inc. *	1,008,526
37,702	Copart, Inc. *	1,416,464
38,695	Corrections Corp. of America ^	1,557,861
16,529	Deluxe Corp.	1,145,129
19,708	Herman Miller, Inc.	547,094
14,633	HNI Corp.	807,303
10,423	MSA Safety, Inc.	519,899
66,201	R.R. Donnelley & Sons Co.	1,270,397
31,878	Rollins, Inc.	788,343
41,078	Waste Connections, Inc.	1,977,495

		11,038,511

Communications Equipment (1.1%):
43,766	Arris Group, Inc. *	1,264,618
35,862	Ciena Corp. *^	692,495
12,304	InterDigital, Inc.	624,305
77,092	JDS Uniphase Corp. *	1,011,447
14,246	Plantronics, Inc.	754,326
44,480	Polycom, Inc. *	596,032
51,390	Riverbed Technology, Inc. *	1,074,565

		6,017,788

Construction & Engineering (0.5%):
51,512	Aecom Technology Corp. *^	1,587,600
11,945	Granite Construction, Inc.	419,747
47,981	KBR, Inc.	694,765

		2,702,112

Construction Materials (0.2%):
16,658	Eagle Materials, Inc.	1,391,942

Consumer Finance (0.2%):
140,304	SLM Corp.	1,302,021

Containers & Packaging (1.9%):
20,810	AptarGroup, Inc.	1,321,851
32,491	Bemis Co., Inc.	1,504,658
11,239	Greif, Inc., Class A	441,356
32,601	Packaging Corp. of America	2,549,072
46,358	Rock-Tenn Co., Class A	2,990,091
13,808	Silgan Holdings, Inc.	802,659
33,361	Sonoco Products Co.	1,516,591

		11,126,278

Distributors (0.4%):
100,747	LKQ Corp. *	2,575,093

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.9%):
32,001	Apollo Group, Inc., Class A *	$605,459
19,022	DeVry, Inc.	634,574
1,467	Graham Holdings Co., Class B	1,539,807
67,514	Service Corp. International	1,758,740
20,344	Sotheby’s ^	859,737

		5,398,317

Diversified Financial Services (0.7%):
27,831	CBOE Holdings, Inc.	1,597,639
37,232	MSCI, Inc., Class A	2,282,693

		3,880,332

Electric Utilities (1.6%):
20,036	Cleco Corp.	1,092,363
51,077	Great Plains Energy, Inc.	1,362,734
34,030	Hawaiian Electric Industries, Inc.	1,093,044
16,652	IDACORP, Inc.	1,046,911
66,091	OGE Energy Corp.	2,089,136
25,923	PNM Resources, Inc.	756,952
43,779	Westar Energy, Inc.	1,696,874

		9,138,014

Electrical Equipment (1.2%):
14,369	Acuity Brands, Inc.	2,416,291
14,087	Belden CDT, Inc.	1,317,980
17,834	Hubbell, Inc., Class B	1,954,963
14,812	Regal-Beloit Corp.	1,183,775

		6,873,009

Electronic Equipment, Instruments & Components (3.1%):
31,688	Arrow Electronics, Inc. *	1,937,721
45,183	Avnet, Inc.	2,010,644
28,673	Cognex Corp. *	1,421,894
13,854	FEI Co.	1,057,614
51,766	Ingram Micro, Inc., Class A *	1,300,362
11,799	IPG Photonics Corp. *	1,093,767
12,700	Itron, Inc. *^	463,677
64,018	Jabil Circuit, Inc.	1,496,741
55,810	Keysight Technologies, Inc. *	2,073,342
28,185	Knowles Corp. *^	543,125
33,538	National Instruments Corp.	1,074,558
12,674	Tech Data Corp. *^	732,177
85,869	Trimble Navigation, Ltd. *	2,163,898
44,981	Vishay Intertechnology, Inc.	621,637

		17,991,157

Energy Equipment & Services (1.9%):
19,911	Atwood Oceanics, Inc. ^	559,698
25,401	Dresser-Rand Group, Inc. *	2,040,970
12,850	Dril-Quip, Inc. *	878,812
32,632	Helix Energy Solutions Group, Inc. *	488,175
95,885	Nabors Industries, Ltd.	1,308,830
33,008	Oceaneering International, Inc.	1,780,121
17,263	Oil States International, Inc. *	686,550
48,519	Patterson-UTI Energy, Inc.	910,944
41,272	Rowan Cos. plc, Class A	730,927
50,416	Superior Energy Services, Inc.	1,126,293
15,975	Tidewater, Inc. ^	305,762
15,352	Unit Corp. *^	429,549

		11,246,631

Food & Staples Retailing (0.4%):
68,390	Supervalu, Inc. *	795,376
16,566	United Natural Foods, Inc. *^	1,276,244

		2,071,620

Shares		Fair Value
Common Stocks, continued
Food Products (2.0%):
31,195	Dean Foods Co.	$515,653
61,053	Flowers Foods, Inc.	1,388,345
33,700	Hain Celestial Group, Inc. *^	2,158,485
23,691	Ingredion, Inc.	1,843,634
6,434	Lancaster Colony Corp.	612,324
17,342	Post Holdings, Inc. *^	812,299
6,771	Tootsie Roll Industries, Inc.	229,672
14,177	TreeHouse Foods, Inc. *^	1,205,329
57,792	WhiteWave Foods Co., Class A *	2,562,497

		11,328,238

Gas Utilities (1.5%):
33,398	Atmos Energy Corp.	1,846,909
27,920	National Fuel Gas Co. ^	1,684,414
17,276	ONE Gas, Inc. ^	746,841
56,237	Questar Corp.	1,341,815
57,247	UGI Corp.	1,865,680
16,474	WGL Holdings, Inc.	929,134

		8,414,793

Health Care Equipment & Supplies (3.5%):
24,069	Align Technology, Inc. *	1,294,551
15,999	Cooper Cos., Inc. (The) ^	2,998,533
15,418	Halyard Health, Inc. *^	758,566
18,717	Hill-Rom Holdings, Inc.	917,133
80,694	Hologic, Inc. *^	2,664,919
15,614	IDEXX Laboratories, Inc. *^	2,412,051
46,568	ResMed, Inc. ^	3,342,650
18,406	Sirona Dental Systems, Inc. *	1,656,356
19,738	STERIS Corp. ^	1,386,989
13,731	Teleflex, Inc.	1,659,117
17,927	Thoratec Corp. *	750,962

		19,841,827

Health Care Providers & Services (2.8%):
39,367	Centene Corp. *	2,782,853
38,673	Community Health Systems, Inc. *	2,021,824
25,479	Health Net, Inc. *	1,541,225
29,274	HMS Holdings Corp. *^	452,283
14,730	LifePoint Hospitals, Inc. *	1,081,919
31,972	MEDNAX, Inc. *	2,318,290
32,176	Omnicare, Inc.	2,479,483
20,893	Owens & Minor, Inc. ^	707,019
27,353	VCA Antech, Inc. *	1,499,491
14,562	WellCare Health Plans, Inc. *	1,331,841

		16,216,228

Health Care Technology (0.1%):
56,221	Allscripts Healthcare Solutions, Inc. *	672,403

Hotels, Restaurants & Leisure (1.7%):
20,912	Brinker International, Inc. ^	1,287,343
6,274	Buffalo Wild Wings, Inc. *	1,137,100
15,391	Cheesecake Factory, Inc. (The)	759,238
18,431	Domino’s Pizza, Inc.	1,853,237
81,967	International Game Technology	1,427,045
9,260	International Speedway Corp., Class A	301,969
11,892	Life Time Fitness, Inc. *	843,856
8,440	Panera Bread Co., Class A *	1,350,358
91,350	Wendy’s Co. (The)	995,715

		9,955,861

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (1.8%):
59,441	Jarden Corp. *	$3,144,429
30,162	KB Home ^	471,130
12,948	M.D.C. Holdings, Inc. ^	369,018
1,274	NVR, Inc. *	1,692,713
20,184	Tempur-Pedic International, Inc. *	1,165,424
52,951	Toll Brothers, Inc. *	2,083,092
16,482	Tupperware Brands Corp. ^	1,137,588

		10,063,394

Household Products (1.1%):
43,377	Church & Dwight Co., Inc.	3,705,263
20,583	Energizer Holdings, Inc.	2,841,483

		6,546,746

Industrial Conglomerates (0.3%):
21,594	Carlisle Cos., Inc.	2,000,252

Insurance (4.4%):
5,302	Alleghany Corp. *	2,582,074
24,284	American Financial Group, Inc.	1,557,819
54,582	Arthur J. Gallagher & Co.	2,551,709
20,621	Aspen Insurance Holdings, Ltd.	973,930
38,991	Brown & Brown, Inc.	1,290,992
14,805	Everest Re Group, Ltd.	2,576,070
35,709	First American Financial Corp.	1,274,097
14,678	Hanover Insurance Group, Inc. (The)	1,065,329
31,979	HCC Insurance Holdings, Inc.	1,812,250
16,577	Kemper Corp.	645,840
9,895	Mercury General Corp. ^	571,436
79,808	Old Republic International Corp.	1,192,332
17,308	Primerica, Inc.	880,977
22,786	Reinsurance Group of America, Inc.	2,123,427
15,162	RenaissanceRe Holdings, Ltd.	1,512,106
13,963	StanCorp Financial Group, Inc.	957,862
33,346	W.R. Berkley Corp.	1,684,306

		25,252,556

Internet & Catalog Retail (0.1%):
10,770	HSN, Inc.	734,837

Internet Software & Services (0.5%):
25,979	AOL, Inc. *	1,029,028
38,908	Rackspace Hosting, Inc. *	2,007,264

		3,036,292

IT Services (3.1%):
25,603	Acxiom Corp. *	473,399
40,044	Broadridge Financial Solutions, Inc.	2,202,821
32,815	Convergys Corp.	750,479
29,749	CoreLogic, Inc. *	1,049,247
9,528	DST Systems, Inc.	1,054,845
28,997	Gartner, Inc. *	2,431,399
22,218	Global Payments, Inc.	2,036,946
27,094	Jack Henry & Associates, Inc.	1,893,600
20,613	Leidos Holdings, Inc.	864,921
21,820	Maximus, Inc.	1,456,703
17,152	NeuStar, Inc., Class A *	422,282
13,162	Science Applications International Corp.	675,869
37,684	VeriFone Systems, Inc. *	1,314,795

Shares		Fair Value
Common Stocks, continued
IT Services, continued
12,854	Wex, Inc. *	$1,380,005

		18,007,311

Leisure Products (0.9%):
30,754	Brunswick Corp.	1,582,293
20,214	Polaris Industries, Inc.	2,852,195
21,135	Vista Outdoor, Inc. *	905,001

		5,339,489

Life Sciences Tools & Services (1.1%):
6,846	Bio-Rad Laboratories, Inc., Class A *	925,442
12,303	Bio-Techne Corp.	1,233,868
15,680	Charles River Laboratories International, Inc. *	1,243,267
9,319	Mettler-Toledo International, Inc. *	3,062,690

		6,465,267

Machinery (4.4%):
26,870	AGCO Corp. ^	1,280,087
16,633	CLARCOR, Inc.	1,098,776
16,192	Crane Co.	1,010,543
42,073	Donaldson Co., Inc. ^	1,586,573
19,545	Graco, Inc.	1,410,367
26,533	Harsco Corp.	457,960
25,919	IDEX Corp.	1,965,438
30,150	ITT Corp.	1,203,287
26,228	Kennametal, Inc.	883,621
25,737	Lincoln Electric Holdings, Inc.	1,682,942
19,089	Nordson Corp.	1,495,432
25,963	Oshkosh Corp. ^	1,266,735
13,579	SPX Corp.	1,152,857
35,246	Terex Corp. ^	937,191
24,682	Timken Co.	1,040,099
51,575	Trinity Industries, Inc.	1,831,428
8,006	Valmont Industries, Inc. ^	983,777
31,920	Wabtec Corp.	3,032,719
19,171	Woodward, Inc.	977,913

		25,297,745

Marine (0.4%):
15,046	Alexander & Baldwin, Inc.	649,686
18,560	Kirby Corp. *	1,392,928

		2,042,614

Media (1.7%):
19,571	AMC Networks, Inc., Class A *	1,499,921
34,500	Cinemark Holdings, Inc.	1,554,916
23,999	DreamWorks Animation SKG, Inc., Class A *	580,776
15,369	John Wiley & Sons, Inc., Class A	939,661
26,590	Lamar Advertising Co., Class A	1,575,990
48,067	Live Nation, Inc. *	1,212,730
12,099	Meredith Corp. ^	674,761
43,578	New York Times Co. (The), Class A	599,633
36,276	Time, Inc.	814,033

		9,452,421

Metals & Mining (1.6%):
17,423	Carpenter Technology Corp.	677,406
50,784	Cliffs Natural Resources, Inc. ^	244,271
38,904	Commercial Metals Co.	629,856
11,137	Compass Minerals International, Inc.	1,038,080

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
25,695	Reliance Steel & Aluminum Co.	$1,569,451
21,606	Royal Gold, Inc.	1,363,555
80,023	Steel Dynamics, Inc.	1,608,462
12,486	TimkenSteel Corp.	330,504
48,260	United States Steel Corp. ^	1,177,544
16,679	Worthington Industries, Inc.	443,828

		9,082,957

Multiline Retail (0.3%):
17,709	Big Lots, Inc.	850,564
101,018	J.C. Penney Co., Inc. *	849,561

		1,700,125

Multi-Utilities (1.0%):
36,755	Alliant Energy Corp.	2,315,565
14,802	Black Hills Corp.	746,613
64,414	MDU Resources Group, Inc.	1,374,595
27,365	Vectren Corp.	1,207,891

		5,644,664

Oil, Gas & Consumable Fuels (2.2%):
102,214	California Resources Corp.	777,849
117,075	Denbury Resources, Inc.	853,477
24,183	Energen Corp.	1,596,078
28,389	Gulfport Energy Corp. *	1,303,339
64,966	HollyFrontier Corp.	2,616,180
91,051	Peabody Energy Corp.	447,971
24,374	Rosetta Resources, Inc. *^	414,845
22,351	SM Energy Co.	1,155,100
23,613	Western Refining, Inc.	1,166,246
23,885	World Fuel Services Corp.	1,372,910
67,547	WPX Energy, Inc. *	738,289

		12,442,284

Paper & Forest Products (0.3%):
21,123	Domtar Corp.	976,305
47,167	Louisiana-Pacific Corp. *^	778,727

		1,755,032

Personal Products (0.2%):
144,041	Avon Products, Inc. ^	1,150,888

Pharmaceuticals (0.8%):
24,651	Akorn, Inc. *^	1,171,169
21,112	Salix Pharmaceuticals, Ltd. *	3,648,365

		4,819,534

Professional Services (1.2%):
11,092	Corporate Executive Board Co. (The)	885,807
13,707	FTI Consulting, Inc. *	513,464
25,943	Manpower, Inc.	2,234,989
23,049	Towers Watson & Co., Class A ^	3,046,733

		6,680,993

Real Estate Investment Trusts (REITs) (9.1%):
23,866	Alexandria Real Estate Equities, Inc.	2,339,823
37,169	American Campus Communities, Inc.	1,593,435
66,705	BioMed Realty Trust, Inc.	1,511,535
28,731	Camden Property Trust	2,244,753
30,654	Corporate Office Properties Trust	900,615
114,220	Duke Realty Corp.	2,486,569
25,663	Equity One, Inc.	684,945
36,635	Extra Space Storage, Inc.	2,475,427

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
22,749	Federal Realty Investment Trust	$3,348,881
30,785	Highwoods Properties, Inc.	1,409,337
19,147	Home Properties, Inc.	1,326,696
49,678	Hospitality Properties Trust	1,638,877
28,618	Kilroy Realty Corp.	2,179,833
37,410	LaSalle Hotel Properties	1,453,753
49,330	Liberty Property Trust	1,761,081
27,743	Mack-Cali Realty Corp.	534,885
24,947	Mid-America Apartment Communities, Inc.	1,927,655
43,805	National Retail Properties, Inc. ^	1,794,691
45,926	Omega Healthcare Investors, Inc.	1,863,218
13,453	Potlatch Corp.	538,658
41,941	Rayonier, Inc. ^	1,130,729
74,561	Realty Income Corp. ^	3,847,349
31,186	Regency Centers Corp.	2,121,895
77,854	Senior Housing Properties Trust	1,727,580
31,279	Tanger Factory Outlet Centers, Inc.	1,100,082
20,522	Taubman Centers, Inc.	1,582,862
85,733	UDR, Inc.	2,917,494
28,956	Urban Edge Properties	686,257
37,341	Weingarten Realty Investors	1,343,529
61,328	WP Glimcher, Inc.	1,019,885

		51,492,329

Real Estate Management & Development (0.4%):
14,854	Jones Lang LaSalle, Inc.	2,531,122

Road & Rail (1.4%):
19,077	Con-way, Inc.	841,868
16,988	Genesee & Wyoming, Inc., Class A *	1,638,323
30,497	J.B. Hunt Transport Services, Inc. ^	2,604,292
14,841	Landstar System, Inc.	983,958
22,490	Old Dominion Freight Line, Inc. *	1,738,477
14,808	Werner Enterprises, Inc. ^	465,119

		8,272,037

Semiconductors & Semiconductor Equipment (2.7%):
208,600	Advanced Micro Devices, Inc. *^	559,048
137,910	Atmel Corp.	1,134,999
36,985	Cree, Inc. *^	1,312,598
105,291	Cypress Semiconductor Corp.	1,485,656
38,794	Fairchild Semiconductor International, Inc. *	705,275
49,130	Integrated Device Technology, Inc. *	983,583
43,239	Intersil Corp., Class A	619,182
49,190	Qorvo, Inc. *	3,920,442
22,116	Semtech Corp. *	589,281
12,984	Silicon Laboratories, Inc. *	659,198
83,491	SunEdison, Inc. *	2,003,784
72,155	Teradyne, Inc.	1,360,122

		15,333,168

Software (4.5%):
38,393	ACI Worldwide, Inc. *^	831,592

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
14,916	Advent Software, Inc.	$657,945
29,892	Ansys, Inc. *	2,636,176
96,851	Cadence Design Systems, Inc. *^	1,785,932
53,306	CDK Global, Inc.	2,492,590
14,001	CommVault Systems, Inc. *	611,844
12,851	FactSet Research Systems, Inc. ^	2,045,879
10,449	Fair Isaac Corp.	927,035
46,996	Fortinet, Inc. *	1,642,510
36,256	Informatica Corp. *	1,590,007
32,415	Mentor Graphics Corp.	778,932
38,077	PTC, Inc. *	1,377,245
30,834	Rovi Corp. *^	561,487
21,983	Solarwinds, Inc. *	1,126,409
22,263	Solera Holdings, Inc.	1,150,107
50,919	Synopsys, Inc. *	2,358,568
11,126	Tyler Technologies, Inc. *	1,341,017
9,478	Ultimate Software Group, Inc. (The) *	1,610,833

		25,526,108

Specialty Retail (4.2%):
21,387	Aaron’s, Inc.	605,466
23,230	Abercrombie & Fitch Co., Class A ^	511,989
24,233	Advance Auto Parts, Inc. ^	3,627,439
58,152	American Eagle Outfitters, Inc.	993,236
15,146	Ann, Inc. *	621,440
43,669	Ascena Retail Group, Inc. *	633,637
15,795	Cabela’s, Inc., Class A *	884,204
51,075	Chico’s FAS, Inc. ^	903,517
25,557	CST Brands, Inc.	1,120,163
32,504	Dick’s Sporting Goods, Inc.	1,852,403
47,075	Foot Locker, Inc.	2,965,725
21,178	Guess?, Inc. ^	393,699
14,248	Murphy USA, Inc. *	1,031,128
162,622	Office Depot, Inc. *	1,496,122
17,527	Rent-A-Center, Inc.	480,941
26,564	Signet Jewelers, Ltd.	3,686,818
28,375	Williams-Sonoma, Inc.	2,261,771

		24,069,698

Technology Hardware, Storage & Peripherals (1.0%):
34,635	3D Systems Corp. *^	949,692
21,438	Diebold, Inc.	760,191
20,118	Lexmark International, Inc., Class A ^	851,796
55,888	NCR Corp. *	1,649,255
16,871	Zebra Technologies Corp., Class A *	1,530,453

		5,741,387

Textiles, Apparel & Luxury Goods (0.7%):
17,495	Carter’s, Inc.	1,617,763
11,453	Deckers Outdoor Corp. *^	834,580
42,215	Kate Spade & Co. *	1,409,559

		3,861,902

Thrifts & Mortgage Finance (0.6%):
146,636	New York Community Bancorp, Inc.	2,453,220
32,482	Washington Federal, Inc. ^	708,270

		3,161,490

Trading Companies & Distributors (0.7%):
14,677	GATX Corp.	850,972

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
16,809	MSC Industrial Direct Co., Inc., Class A ^	$1,213,610
35,473	NOW, Inc. *	767,636
9,054	Watsco, Inc.	1,138,088

		3,970,306

Water Utilities (0.3%):
58,584	Aqua America, Inc.	1,543,688

Wireless Telecommunication Services (0.1%):
32,533	Telephone & Data Systems, Inc.	810,072

Total Common Stocks (Cost $388,134,042)		546,968,705

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.6%):
$71,878,695	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	71,878,695

Total Securities Held as Collateral for Securities on Loan (Cost $71,878,695)		71,878,695

Unaffiliated Investment Company (4.3%):
24,661,458	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	24,661,458

Total Unaffiliated Investment Company (Cost $24,661,458)		24,661,458

Total Investment Securities (Cost $484,674,195)(c) - 112.4%		643,508,858
Net other assets (liabilities) - (12.4)%		(70,815,466)

Net Assets - 100.0%		$572,693,392

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $70,252,186.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $1,203,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini June Futures	Long	6/19/15	171	$25,988,580	$583,702

See accompanying notes to the schedules of portfolio investments.

AZL Money Market Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (37.1%):
Banks (36.3%)
$8,000,000	Bank of Montreal Chicago, 0.25%, 7/16/15(a)	$8,000,000
7,000,000	Bank of Montreal Chicago, 0.25%, 4/9/15(a)	7,000,000
5,000,000	Bank of Nova Scotia, 0.71%, 9/11/15(a)	5,009,151
8,000,000	Bank of Nova Scotia, 0.27%, 6/24/15(a)	8,000,000
19,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.32%, 9/11/15(a)	19,000,000
12,000,000	BNP Paribas, NY, 0.25%, 5/18/15	12,000,000
6,750,000	Canadian Imperial Bank of Commerce, 0.35%, 6/1/15(a)	6,750,000
10,000,000	Citibank NA, 0.25%, 5/11/15	10,000,000
14,000,000	Citibank NA, 0.29%, 7/6/15	14,000,000
10,000,000	Credit Agricole CIB, NY, 0.26%, 6/1/15	10,000,000
8,000,000	Credit Suisse, NY, 0.29%, 6/15/15	8,000,000
19,000,000	DNB Bank ASA , 4/7/15(b)	19,000,000
12,000,000	National Australia Bank Ltd., 0.25%, 7/10/15(a)	12,000,000
8,000,000	National Bank of Canada, NY, 0.31%, 9/24/15(a)	8,000,000
5,000,000	National Bank of Canada, NY, 0.28%, 9/18/15(a)	5,000,000
3,000,000	Natixis, NY, 0.28%, 5/5/15	3,000,000
11,000,000	Rabobank Nederland NV, NY, 0.31%, 9/16/15(a)	11,000,000
8,000,000	Rabobank Nederland NV, NY, 0.31%, 5/6/15(a)	8,000,000
8,000,000	Skandinav Enskilda Bank, NY, 0.26%, 7/23/15	8,000,000
3,000,000	State Street Bank & Trust Co., 0.28%, 10/23/15(a)	3,000,000
10,000,000	State Street Bank & Trust Co., 0.28%, 10/1/15(a)	10,000,000
4,500,000	Sumitomo Mitsui Bank, NY, 0.28%, 6/29/15	4,500,000
7,000,000	Sumitomo Mitsui Bank, NY, 0.30%, 7/20/15	7,000,000
15,000,000	Sumitomo Mitsui Bank, NY, 0.31%, 7/1/15	15,000,000
12,000,000	Toronto Dominion Bank, NY, 0.26%, 10/6/15(a)	12,000,000
8,000,000	Toronto Dominion Bank, NY, 0.30%, 7/15/15	7,999,997

		241,259,148

Diversified Financial Services (0.8%)
5,000,000	Credit Industriel Et Commercial, NY, 0.30%, 4/8/15	5,000,000

Total Certificates of Deposit (Cost $246,259,148)		246,259,148

Commercial Paper (50.3%):
Banks (11.9%)
20,000,000	Commonwealth Bank of Australia, 0.27%, 5/18/15(a)(c)	20,000,180

Principal Amount		Fair Value
Commercial Paper, continued
Banks, continued
$7,000,000	Commonwealth Bank of Australia, 0.26%, 5/15/15(a)(c)	$7,000,000
8,000,000	DNB Bank ASA, 0.32%, 8/24/15(b)(c)	7,989,850
7,000,000	HSBC Bank PLC, 0.26%, 10/23/15(a)(c)	7,000,000
9,000,000	Macquarie Bank Ltd., 0.33%, 6/10/15(b)(c)	8,994,225
18,000,000	Skandinav Enskilda Bank, NY, 0.30%, 8/25/15(b)(c)	17,978,100
10,000,000	Westpac Banking Corp., NY, 0.26%, 4/17/15(a)(c)	10,000,000

		78,962,355

Diversified Financial Services (38.4%)
12,000,000	Alpine Securitization Corp., 0.12%, 4/2/15(b)(c)	11,999,960
10,530,000	Antalis US Funding Corp., 0.13%, 4/2/15(b)(c)	10,529,962
5,000,000	Bedford Row Funding Corp., 0.30%, 11/20/15(a)(c)	5,000,000
10,000,000	BMW US Capital LLC, 0.09%, 4/1/15(b)(c)	10,000,000
25,000,000	Caisse Centrale Desjardins du Quebec, 0.12%, 4/1/15(b)(c)	25,000,000
13,000,000	Chariot Funding LLC, 0.26%, 8/13/15(b)(c)	12,987,419
10,000,000	Charta LLC, 0.30%, 8/14/15(b)	9,988,750
10,000,000	CIESCO LLC, 0.28%, 8/6/15(b)	9,990,122
25,000,000	Collateralized CP Co. LLC, 0.30%, 6/3/15(b)	24,986,875
19,000,000	General Electric Capital Corp., 0.24%, 10/19/15(b)	19,000,000
10,000,000	Kells Funding LLC, 0.25%, 9/22/15(a)(c)	9,999,484
18,288,000	LMA Americas LLC, 0.11%, 4/1/15(b)(c)	18,288,000
15,000,000	Nederlandse Waterschapsbank NV, 0.25%, 10/1/15(a)(c)	15,000,000
13,000,000	Nieuw Amsterdam Receivables Corp., 0.30%, 8/4/15(b)(c)	12,986,458
5,000,000	Nieuw Amsterdam Receivables Corp., 0.30%, 7/27/15(b)(c)	4,995,125
28,000,000	Victory Receivables Corp., 0.11%, 4/1/15(b)(c)	28,000,000
26,000,000	Working Capital Management, 0.13%, 4/8/15(b)(c)	25,999,343

		254,751,498

Total Commercial Paper (Cost $333,713,853)		333,713,853

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bond (1.2%):
Hotels, Restaurants & Leisure (1.2%)
$8,000,000	Jets Stadium Development LLC, Series A-4C, 0.11%, 4/1/47, Callable 6/4/15 @ 100.00(a)	$8,000,000

Total Corporate Bond (Cost $8,000,000)		8,000,000

U.S. Government Agency Mortgages (8.2%):
14,000,000	0.04%, 4/8/15(b)	13,999,891
10,244,000	0.06%, 5/1/15(b)	10,243,530
30,000,000	0.06%, 5/20/15(b)	29,997,551

		54,240,972

Total U.S. Government Agency Mortgages (Cost $54,240,972)		54,240,972

U.S. Treasury Obligation (1.5%):
U.S. Treasury Notes (1.5%)
10,000,000	0.10%, 4/30/16(a)	10,000,000

Total U.S. Treasury Obligation (Cost $10,000,000)		10,000,000

Yankee Dollars (1.7%):
Banks (1.7%)
6,100,000	Svenska Handelsbanken AB, 0.32%, 6/15/15(a)(c)	6,100,000
5,310,000	Westpac Banking Corp., 1.38%, 7/17/15(c)	5,325,749

		11,425,749

Total Yankee Dollars (Cost $11,425,749)		11,425,749

Total Investment Securities (Cost $663,639,722)(d) - 100.0%		663,639,722
Net other assets (liabilities) - 0.0%		(14,246)

Net Assets - 100.0%		$663,625,476

Percentages indicated are based on net assets as of March 31, 2015.

MTN - Medium Term Note

(a)	Variable Rate Security. The rate represents the rate in effect at March 31, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	9.5%
Canada	13.9%
France	7.4%
Germany	1.5%
Japan	6.9%
Netherlands	4.0%
Norway	4.0%
Sweden	4.8%
Switzerland	1.2%
United States	46.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Diversified Real Estate Activities (14.5%):
502,400	CapitaLand, Ltd.	$1,310,927
48,100	City Developments, Ltd.	352,687
160,000	Hang Lung Properties, Ltd.	450,496
99,185	Henderson Land Development Co., Ltd.	695,700
111,303	Kerry Properties, Ltd.	387,326
230,000	Mitsubishi Estate Co., Ltd.	5,345,313
180,000	Mitsui Fudosan Co., Ltd.	5,297,782
244	Mobimo Holding AG, Registered Shares	57,594
851,423	New World Development Co., Ltd.	985,380
83,000	Sumitomo Realty & Development Co., Ltd.	2,993,108
395,544	Sun Hung Kai Properties, Ltd.	6,089,439
69,000	Tokyo Tatemono Co., Ltd.	506,338
88,540	UOL Group, Ltd.	493,036
258,035	Wharf Holdings, Ltd. (The)	1,798,809

		26,763,935

Diversified REITs (12.2%):
90	Activia Properties, Inc.	787,275
210,167	British Land Co. plc	2,592,497
74,779	Cousins Properties, Inc.	792,657
21,012	Crombie REIT	223,659
67,855	Dexus Property Group	390,512
33,751	Duke Realty Corp.^	734,759
1,751	Fonciere des Regions SA	173,208
5,093	Gecina SA	688,824
276,337	GPT Group(a)	959,728
48,272	Green REIT plc	84,904
220,695	Hibernia REIT plc	277,603
223	Hulic REIT, Inc.	343,091
4,836	ICADE	436,709
15	Kenedix Office Investment Corp.^	82,305
149,397	Land Securities Group plc	2,775,569
753	Lexington Realty Trust	7,402
26,260	Liberty Property Trust^	937,482
478,170	Mirvac Group	730,087
11	Premier Investment Corp.	63,384
27,923	Shaftesbury plc	343,810
283,745	Stockland Trust Group	969,489
34,282	STORE Capital Corp.^	800,485
450	United Urban Investment Corp.	702,093
56,291	Vornado Realty Trust	6,304,592
5,657	Wereldhave NV^	380,113

		22,582,237

Health Care Facilities (0.1%):
23,200	Extendicare, Inc.^	137,581

Health Care REITs (3.9%):
28,857	HCP, Inc.^	1,246,911
9,804	Health Care REIT, Inc.	758,437
12,786	Healthcare Realty Trust, Inc.	355,195
13	Nippon Healthcare Investment Corp.*	29,812
78,885	Senior Housing Properties Trust^	1,750,458
42,367	Ventas, Inc.	3,093,638

		7,234,451

Hotel & Resort REITs (3.7%):
42,337	Chesapeake Lodging Trust	1,432,261
265,790	Host Hotels & Resorts, Inc.	5,363,642

		6,795,903

Shares		Fair Value
Common Stocks, continued
Hotels, Resorts & Cruise Lines (2.4%):
12,250	Extended Stay America, Inc.	$239,243
68,857	Hilton Worldwide Holdings, Inc.*	2,039,544
2,199	La Quinta Holdings, Inc.*	52,072
25,659	Starwood Hotels & Resorts Worldwide, Inc.	2,142,527

		4,473,386

Industrial REITs (3.0%):
165,900	Ascendas Real Estate Investment Trust	313,179
3,195	DCT Industrial Trust, Inc.^	110,739
487	GLP J-REIT^	504,787
262,598	Macquarie Goodman Group	1,264,975
225	Nippon Prologis REIT, Inc.	496,081
50,244	ProLogis, Inc.	2,188,629
19,444	Rexford Industrial Realty, Inc.	307,410
63,761	SERGO plc	394,120

		5,579,920

Office REITs (9.1%):
6,577	Alexandria Real Estate Equities, Inc.	644,809
303,881	Beni Stabili SpA^	238,492
26,685	BioMed Realty Trust, Inc.	604,682
34,093	Boston Properties, Inc.	4,789,385
16,868	Brookfield Canada Office Properties	382,274
65,000	CapitaCommercial Trust	83,619
209,000	Champion REIT	99,450
9,240	Corporate Office Properties Trust^	271,471
41	Daiwa Office Investment Corp.	221,548
20,276	Derwent Valley Holdings plc	1,027,790
51,520	Douglas Emmett, Inc.	1,535,811
82,602	Great Portland Estates plc	993,465
34,708	Hudson Pacific Properties, Inc.	1,151,959
226	Japan Real Estate Investment Corp.	1,064,793
53,698	Mack-Cali Realty Corp.	1,035,297
358	Mori Hills REIT Investment Corp., C Shares	505,415
220	Nippon Building Fund, Inc.	1,082,387
341	ORIX JREIT, Inc.	489,093
24,818	Paramount Group, Inc.	478,987
8,449	Workspace Group plc	106,780

		16,807,507

Real Estate Development (0.8%):
2,485,087	BGP Holdings plc*(a)(b)	—
14,777	China Resources Land, Ltd.	41,650
39,500	Dalian Wanda Commercial Properties Co., Ltd., H Shares*	244,464
244,400	Guangzhou R&F Properties Co., Ltd., H Shares^	250,029
163	Helical Bar plc	953
215,418	Sino Land Co., Ltd.	351,018
25,827	ST Modwen Properties plc	170,229
90,222	Urban & Civic plc	345,932

		1,404,275

Real Estate Operating Companies (10.6%):
3,500	AEON Mall Co., Ltd.	69,463
49,438	Atrium European Real Estate, Ltd.	231,137
15,962	Atrium Ljungberg AB, B Shares	243,481
62,908	BR Malls Participacoes SA	334,779
65,200	BR Properties SA	269,734

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
7,234	BUWOG-Bauen Und Wohnen Gesellschaft mbH	$148,578
73,622	Capital & Counties Properties plc	437,424
529,830	Capital & Regional plc	453,808
10,353	Castellum AB	156,720
146,013	Citycon Oyj	474,015
5,900	Daibiru Corp.^	61,007
21,866	Deutsche Annington Immobilien SE	738,705
5,866	Deutsche Euroshop AG	291,561
17,698	Deutsche Wohnen AG	453,764
37,803	Entra ASA*	393,199
18,051	Fabege AB^	259,618
35,254	First Capital Realty, Inc.^	549,243
20,766	Forest City Enterprises, Inc., Class A*	529,948
516,300	Global Logistic Properties, Ltd.	997,227
110,249	Grainger Trust plc	337,157
9,830	Hispania Activos Inmobiliarios SA*	129,399
13,000	Hongkong Land Holdings, Ltd.	98,150
407,500	Hongkong Land Holdings, Ltd.	3,076,625
54,710	Hufvudstaden AB^	751,907
18,700	Hulic Co., Ltd.	210,671
392,346	Hysan Development Co., Ltd.	1,722,880
47,738	Iguatemi Empresa de Shopping Centers SA	421,318
129,151	Investa Office Fund	382,647
7,009	LEG Immobilien AG	557,151
329,899	LXB Retail Properties plc*	650,384
72,388	Norwegian Property ASA*	93,498
10,800	NTT Urban Development Corp.	108,252
37,721	Prime Office AG*	164,198
12,539	PSP Swiss Property AG	1,182,007
376,074	Quintain Estates & Development plc*	526,964
83,256	Sponda Oyj	356,998
336,050	Swire Properties, Ltd.	1,091,930
1,587	Swiss Prime Site AG	137,953
51,570	Unite Group plc	447,724

		19,541,224

Residential REITs (11.7%):
107	Advance Residence Investment^	257,061
34,206	AvalonBay Communities, Inc.^	5,960,396
12,537	Boardwalk REIT^	583,588
39,326	Camden Property Trust	3,072,540
3,524	Canadian Apartment Properties REIT	81,255
22,224	Equity Lifestyle Properties, Inc.	1,221,209
96,961	Equity Residential Property Trust	7,549,383
5,618	Essex Property Trust, Inc.	1,291,578
16,372	Mid-America Apartment Communities, Inc.^	1,265,064
21,460	WP Glimcher, Inc.	356,880

		21,638,954

Retail REITs (23.9%):
13,164	Acadia Realty Trust	459,160
7,177	Calloway REIT	164,917
256,800	CapitaMall Trust	411,778
6,760	DDR Corp.	125,871

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
8,452	Equity One, Inc.	$225,584
10,060	Eurocommercial Properties NV	461,334
3,467	Federal Realty Investment Trust^	510,377
145,013	Federation Centres	334,908
13	Frontier Real Estate Investment Corp.	61,900
125,887	General Growth Properties, Inc.	3,719,961
117,190	Hammerson plc	1,155,081
257	Japan Retail Fund Investment Corp.	511,343
78,080	Kimco Realty Corp.	2,096,448
14,299	Klepierre	702,336
103,539	Liberty International plc	534,199
352,715	Link REIT (The)	2,170,595
22,650	Macerich Co. (The)	1,910,075
32,113	National Retail Properties, Inc.^	1,315,670
24,912	Novion Property Group	47,470
13,129	Realty Income Corp.^	677,456
43,273	Regency Centers Corp.	2,944,295
72,432	RioCan REIT	1,656,944
839,290	Scentre Group	2,384,150
58,417	Simon Property Group, Inc.	11,428,703
232,800	SPH REIT	176,466
56,422	Tanger Factory Outlet Centers, Inc.^	1,984,362
11,663	Unibail-Rodamco SE	3,147,875
17,976	Urban Edge Properties^	426,031
325,153	Westfield Corp.	2,358,370

		44,103,659

Specialized REITs (3.2%):
12,060	CubeSmart	291,249
2,976	LaSalle Hotel Properties	115,647
23,627	Public Storage, Inc.	4,657,827
62,954	Safestore Holdings, Ltd.	271,896
6,108	Sovran Self Storage, Inc.	573,786
1	Sunstone Hotel Investors, Inc.	17

		5,910,422

Total Common Stocks (Cost $123,150,611)		182,973,454

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.6%):
$15,943,637	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	15,943,637

Total Securities Held as Collateral for Securities on Loan (Cost $15,943,637)		15,943,637

Unaffiliated Investment Company (0.4%):
684,837	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	684,837

Total Unaffiliated Investment Company (Cost $684,837)		684,837

Total Investment Securities (Cost $139,779,085)(e) - 108.1%		199,601,928
Net other assets (liabilities) - (8.1%)		(14,933,225)

Net Assets - 100.0%		$184,668,703

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares or Principal Amount	Fair Value

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $15,253,840.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(d)	The rate represents the effective yield at March 31, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	4.9%
Austria	0.1%
Belize	0.1%
Bermuda	1.6%
Brazil	0.4%
Canada	1.9%
China	0.1%
Finland	0.4%
France	2.6%
Germany	1.1%
Hong Kong	8.1%
Ireland	0.2%
Italy	0.1%
Japan	10.9%
Jersey	0.1%
Netherlands	0.4%
Norway	0.2%
Singapore	2.1%
Spain	0.1%
Sweden	0.7%
Switzerland	0.7%
United Kingdom	6.8%
United States	56.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (92.5%):
Aerospace & Defense (1.0%):
21,631	TransDigm Group, Inc.	$4,731,132

Automobiles (3.0%):
74,559	Tesla Motors, Inc. *^	14,074,502

Beverages (1.2%):
39,852	Monster Beverage Corp. *	5,515,318

Biotechnology (1.7%):
24,851	Alnylam Pharmaceuticals, Inc. *^	2,594,941
3,058	Intercept Pharmaceuticals, Inc. *^	862,417
213,503	Ironwood Pharmaceuticals, Inc. *	3,416,049
31,337	Seattle Genetics, Inc. *^	1,107,763

		7,981,170

Commercial Services & Supplies (1.1%):
35,264	Stericycle, Inc. *	4,952,124

Communications Equipment (1.2%):
37,454	Palo Alto Networks, Inc. *^	5,471,280

Diversified Financial Services (3.0%):
226,903	MSCI, Inc., Class A ^	13,911,423

Electrical Equipment (0.5%):
42,336	Solarcity Corp. *^	2,170,990

Food Products (5.8%):
93,380	Keurig Green Mountain, Inc. ^	10,433,347
162,052	Mead Johnson Nutrition Co.	16,291,088

		26,724,435

Health Care Equipment & Supplies (4.5%):
41,059	Intuitive Surgical, Inc. *^	20,736,027

Health Care Technology (2.8%):
107,035	athenahealth, Inc. *^	12,778,909

Hotels, Restaurants & Leisure (4.8%):
3,226	Chipotle Mexican Grill, Inc. *	2,098,642
227,206	Dunkin’ Brands Group, Inc. ^	10,805,917
58,848	Panera Bread Co., Class A *^	9,415,386

		22,319,945

Internet & Catalog Retail (3.8%):
364,658	Groupon, Inc. *^	2,629,184
60,271	TripAdvisor, Inc. *^	5,012,739
184,132	Vipshop Holdings, Ltd., ADR *^	5,420,846
96,336	Zalando SE *	2,409,120
162,623	zulily, Inc., Class A *^	2,112,473

		17,584,362

Internet Software & Services (15.1%):
103,020	Autohome, Inc., ADR *^	4,529,789
70,662	LendingClub Corp. *	1,388,508
87,163	LinkedIn Corp., Class A *	21,778,547
25,302	MercadoLibre, Inc. ^	3,100,001
446,382	Twitter, Inc. *	22,354,810
53,923	Yelp, Inc. *^	2,553,254
212,960	Youku.com, Inc., ADR *^	2,662,000
111,647	Zillow Group, Inc., Class A *	11,198,194

		69,565,103

IT Services (4.6%):
71,827	FleetCor Technologies, Inc. *	10,840,131
126,761	Gartner, Inc. *	10,628,910

		21,469,041

Life Sciences Tools & Services (5.3%):
131,393	Illumina, Inc. *^	24,391,797

Machinery (1.0%):
95,131	Colfax Corp. *^	4,540,603

Shares		Fair Value
Common Stocks, continued
Media (3.8%):
134,362	McGraw-Hill Cos., Inc. (The)	$13,893,030
218,460	Pandora Media, Inc. *	3,541,237

		17,434,267

Pharmaceuticals (6.5%):
168,475	Endo International plc *	15,112,208
11,227	Pharmacyclics, Inc. *^	2,873,551
256,419	Zoetis, Inc.	11,869,635

		29,855,394

Professional Services (4.5%):
82,116	IHS, Inc., Class A *^	9,341,516
162,430	Verisk Analytics, Inc., Class A *^	11,597,502

		20,939,018

Software (12.7%):
240,360	FireEye, Inc. *^	9,434,130
40,991	NetSuite, Inc. *	3,802,325
155,589	ServiceNow, Inc. *^	12,257,301
226,574	Splunk, Inc. *^	13,413,180
47,786	Tableau Software, Inc., Class A *^	4,421,161
160,133	Workday, Inc., Class A *	13,516,826
567,682	Zynga, Inc. *^	1,617,894

		58,462,817

Technology Hardware, Storage & Peripherals (0.6%):
62,734	3D Systems Corp. *^	1,720,166
21,809	Stratasys, Ltd. *^	1,151,079

		2,871,245

Textiles, Apparel & Luxury Goods (4.0%):
96,136	Lululemon Athletica, Inc. *	6,154,627
148,766	Michael Kors Holdings, Ltd. *	9,781,365
33,473	Under Armour, Inc., Class A *^	2,702,945

		18,638,937

Total Common Stocks (Cost $334,785,144)		427,119,839

Private Placements (4.0%):
Internet & Catalog Retail (1.1%):
37,815	Flipkart, Preferred (a)(b)	4,953,765
33,446	Peixe Urbano, Inc. *(a)(b)	14,382

		4,968,147

Internet Software & Services (2.9%):
76,914	Airbnb, Inc., Series D Preferred (a)(b)	3,877,235
245,606	Dropbox, Inc. *(a)(b)	4,575,640
229,712	Palantir Technologies, Inc., Series G Preferred *(a)(b)	2,042,140
67,672	Palantir Technologies, Inc., Series H Preferred (a)(b)	601,604
67,672	Palantir Technologies, Inc., Series H-1 Preferred (a)(b)	601,604
116,948	Survey Monkey *(a)(b)	1,903,913

		13,602,136

Transportation Infrastructure (0.0%):
818,433	Better Place LLC, Preferred (a)(b)	—

Total Private Placements (Cost $12,470,580)		18,570,283

Continued

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (18.0%):
$82,986,011	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	$82,986,011

Total Securities Held as Collateral for Securities on Loan (Cost $82,986,011)		82,986,011

Unaffiliated Investment Company (3.6%):
16,802,402	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	16,802,402

Total Unaffiliated Investment Company (Cost $16,802,402)		16,802,402

Total Investment Securities (Cost $447,044,137)(e) - 118.1%		545,478,535
Net other assets (liabilities) - (18.1)%		(83,415,786)

Net Assets - 100.0%		$462,062,749

Percentages indicated are based on net assets as of March 31, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $81,103,767.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 4.02% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 4.02% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(d)	The rate represents the effective yield at March 31, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.0%):
Aerospace & Defense (2.3%):
113,950	BAE Systems plc, ADR	$3,527,322

Auto Components (1.2%):
33,200	Magna International, Inc., ADR	1,781,512

Automobiles (3.4%):
243,450	Isuzu Motors, Ltd.	3,243,089
45,000	Tata Motors, Ltd., ADR ^	2,027,700

		5,270,789

Banks (19.1%):
101,400	Australia & New Zealand Banking Group, Ltd., ADR	2,817,906
255,804	Banco Bradesco SA, ADR	2,373,861
1,810,700	Bank Rakyat Indonesia	1,837,050
494,500	Barclays plc	1,774,114
951,100	BOC Hong Kong Holdings, Ltd.	3,395,801
4,022,000	China Construction Bank	3,342,454
104,797	DnB NOR ASA	1,688,070
438,839	HSBC Holdings plc	3,734,082
1,526,000	Mizuho Financial Group, Inc.	2,686,279
61,100	Toronto-Dominion Bank (The)	2,618,135
84,800	United Overseas Bank, Ltd., ADR	2,828,080

		29,095,832

Beverages (0.8%):
14,025	Carlsberg A/S, Class B ^	1,158,343

Chemicals (1.7%):
141,400	Israel Chemicals, Ltd.	1,006,342
26,900	Methanex Corp.	1,441,033

		2,447,375

Construction Materials (2.2%):
870,000	Anhui Conch Cement Co., Ltd.	3,295,391

Containers & Packaging (1.3%):
69,797	Smurfit Kappa Group plc	1,961,505

Diversified Financial Services (1.1%):
20,800	Deutsche Boerse AG	1,700,722

Diversified Telecommunication Services (0.9%):
66,200	Telenor ASA	1,339,309

Electric Utilities (1.9%):
129,800	Companhia Paranaense de Energia, ADR ^	1,360,304
74,104	Korea Electric Power Corp., ADR	1,519,132

		2,879,436

Electronic Equipment, Instruments & Components (3.7%):
509,700	AU Optronics Corp., ADR	2,553,597
439,800	Hitachi, Ltd.	3,019,041

		5,572,638

Energy Equipment & Services (0.7%):
18,736	Technip-Coflexip SA	1,135,374

Household Durables (2.2%):
133,115	Persimmon plc *	3,281,741

Household Products (0.9%):
61,300	Svenska Cellulosa AB, ADR	1,410,513

Industrial Conglomerates (3.8%):
116,360	Koc Holding AS, ADR	2,651,844
27,300	Siemens AG, Registered Shares	2,955,198

		5,607,042

Shares		Fair Value
Common Stocks, continued
Insurance (10.4%):
407,211	AEGON NV ^	$3,217,324
62,900	Axis Capital Holdings, Ltd.	3,244,382
173,800	Manulife Financial Corp.	2,956,338
113,700	T&D Holdings, Inc.	1,568,685
147,100	Zurich Insurance Group AG, ADR ^	4,963,890

		15,950,619

Machinery (0.9%):
67,600	Komatsu, Ltd.	1,331,763

Media (1.1%):
113,121	Sky plc	1,664,380

Metals & Mining (4.6%):
312,281	Norsk Hydro ASA	1,644,033
54,400	Rio Tinto plc, Registered Shares, ADR ^	2,252,160
202,000	Sumitomo Metal & Mining Co., Ltd.	2,962,116

		6,858,309

Multiline Retail (2.3%):
216,250	Marks & Spencer Group plc, ADR ^	3,408,100

Multi-Utilities (1.4%):
555,900	Centrica plc	2,084,830

Oil, Gas & Consumable Fuels (8.2%):
1,067,418	Beach Energy, Ltd.	818,679
1,904,695	China Petroleum & Chemical Corp. (Sinopec), H Shares	1,519,361
49,700	LUKOIL, ADR	2,282,721
61,000	Royal Dutch Shell plc, ADR	3,638,650
86,400	Sasol, Ltd., ADR ^	2,941,056
85,800	Statoil ASA, ADR	1,509,222

		12,709,689

Pharmaceuticals (5.4%):
31,000	Sanofi-Aventis SA	3,049,994
80,700	Teva Pharmaceutical Industries, Ltd., ADR	5,027,610

		8,077,604

Real Estate Management & Development (2.3%):
170,000	CK Hutchison Holdings, Ltd. ^	3,477,962

Semiconductors & Semiconductor Equipment (1.3%):
80,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,899,532

Software (1.0%):
28,700	Open Text Corp. ^	1,517,943

Textiles, Apparel & Luxury Goods (1.0%):
1,249,000	Belle International Holdings, Ltd. ^	1,456,780

Tobacco (2.2%):
74,700	Imperial Tobacco Group plc	3,278,776

Trading Companies & Distributors (1.7%):
9,600	Mitsui & Co., Ltd., ADR	2,582,400

Wireless Telecommunication Services (4.0%):
127,100	America Movil SAB de C.V., Series L, ADR	2,600,466
267,800	China Mobile, Ltd.	3,490,875

		6,091,341

Total Common Stocks (Cost $133,048,013)		143,854,872

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Preferred Stock (2.4%):
Automobiles (2.4%):
13,700	Volkswagen AG, Preferred Shares	$3,645,216

Total Preferred Stock (Cost $2,807,254)		3,645,216

Right (0.1%):
Household Durables (0.1%):
133,115	Persimmon plc *	187,564

Total Right (Cost $–)		187,564

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.1%):
$13,721,217	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	13,721,217

Total Securities Held as Collateral for Securities on Loan (Cost $13,721,217)		13,721,217

Unaffiliated Investment Company (3.0%):
4,589,464	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,589,464

Total Unaffiliated Investment Company (Cost $4,589,464)		4,589,464

Total Investment Securities (Cost $154,165,948)(c) - 109.6%		165,998,333
Net other assets (liabilities) - (9.6)%		(14,554,447)

Net Assets - 100.0%		$151,443,886

Percentages indicated are based on net assets as of March 31, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $13,098,932.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Australia	2.2%
Bermuda	2.0%
Brazil	2.2%
Canada	6.2%
Cayman Islands	0.9%
China	4.9%
Denmark	0.7%
France	2.5%
Germany	5.0%
Hong Kong	6.2%
India	1.2%
Indonesia	1.1%
Ireland	1.2%
Israel	3.6%
Japan	10.5%
Korea, Republic Of	0.9%
Mexico	1.6%
Netherlands	1.9%
Norway	3.7%
Russian Federation	1.4%
Singapore	1.7%
South Africa	1.8%
Sweden	0.8%
Switzerland	3.0%
Taiwan	1.1%
Taiwan, Province Of China	1.5%
Turkey	1.6%
United Kingdom	17.5%
United States	11.1%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (0.7%):
27,140	Curtiss-Wright Corp.	$2,006,732

Airlines (1.8%):
28,667	Allegiant Travel Co. ^	5,512,377

Banks (3.9%):
62,170	Bank of the Ozarks, Inc. ^	2,295,938
74,130	PrivateBancorp, Inc. ^	2,607,152
26,960	Signature Bank *^	3,493,477
125,650	Western Alliance BanCorp *	3,724,266

		12,120,833

Beverages (0.9%):
10,660	Boston Beer Co., Inc. (The), Class A *^	2,850,484

Biotechnology (4.0%):
18,230	Bluebird Bio, Inc. *	2,201,637
48,160	Celldex Theraputics, Inc. *^	1,342,219
37,280	Cepheid, Inc. *^	2,121,232
5,530	Juno Therapeutics, Inc. *	335,450
19,430	Neurocrine Biosciences, Inc. *	771,565
31,710	PTC Therapeutics, Inc. *^	1,929,554
6,220	Receptos, Inc. *	1,025,616
40,550	Ultragenyx Pharmaceutical, Inc. *^	2,517,749

		12,245,022

Building Products (3.1%):
82,950	A.O. Smith Corp. ^	5,446,497
34,270	Lennox International, Inc. ^	3,827,616

		9,274,113

Capital Markets (1.3%):
41,104	HFF, Inc., Class A ^	1,543,043
23,070	Marcus & Millichap, Inc. *	864,664
27,210	Piper Jaffray Cos., Inc. *	1,427,437

		3,835,144

Commercial Services & Supplies (1.4%):
102,920	Mobile Mini, Inc. ^	4,388,509

Construction Materials (0.7%):
35,940	CaesarStone Sdot-Yam, Ltd.	2,181,917

Containers & Packaging (1.0%):
78,220	Berry Plastics Group, Inc. *^	2,830,782

Diversified Consumer Services (1.5%):
86,274	Bright Horizons Family Solutions, Inc. *^	4,423,268

Diversified Financial Services (0.9%):
32,380	MarketAxess Holdings, Inc.	2,684,302

Electrical Equipment (0.6%):
38,780	Methode Electronics, Inc.	1,824,211

Electronic Equipment, Instruments & Components (1.4%):
46,110	Cognex Corp. *^	2,286,595
19,810	IPG Photonics Corp. *	1,836,387

		4,122,982

Energy Equipment & Services (0.2%):
39,400	Patterson-UTI Energy, Inc.	739,735

Food & Staples Retailing (0.3%):
25,770	Diplomat Pharmacy, Inc. *	891,127

Food Products (1.8%):
55,090	Hain Celestial Group, Inc. *^	3,528,514
17,538	J & J Snack Foods Corp. ^	1,871,305

		5,399,819

Health Care Equipment & Supplies (8.0%):
49,750	Cantel Medical Corp. ^	2,363,125

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
53,750	Cardiovascular Systems, Inc. *^	$2,098,400
91,778	Dexcom, Inc. *	5,721,440
28,530	Inogen, Inc. *	912,675
70,220	K2M Group Holdings, Inc. *	1,548,351
16,930	NuVasive, Inc. *^	778,611
87,770	NxStage Medical, Inc. *^	1,518,421
145,570	Spectranetics Corp. (The) *^	5,060,012
35,810	STERIS Corp. ^	2,516,369
29,360	West Pharmaceutical Services, Inc. ^	1,767,766

		24,285,170

Health Care Providers & Services (8.2%):
79,350	Acadia Healthcare Co., Inc. *	5,681,461
77,240	Centene Corp. *^	5,460,096
59,140	ExamWorks Group, Inc. *^	2,461,407
41,660	HealthEquity, Inc. *^	1,041,083
31,716	LifePoint Hospitals, Inc. *	2,329,540
70,730	Team Health Holdings, Inc. *	4,138,412
72,980	VCA Antech, Inc. *^	4,000,764

		25,112,763

Health Care Technology (0.7%):
60,120	Omnicell, Inc. *	2,110,212

Hotels Restaurants & Leisure (0.5%):
48,380	Dave & Buster’s Entertainment, Inc. *	1,473,655

Hotels, Restaurants & Leisure (8.0%):
24,750	Buffalo Wild Wings, Inc. *^	4,485,690
57,650	Fiesta Restaurant Group, Inc. *^	3,516,650
53,220	Jack in the Box, Inc. ^	5,104,862
125,790	La Quinta Holdings, Inc. *^	2,978,707
36,690	Papa John’s International, Inc. ^	2,267,809
65,790	Popeyes Louisiana Kitchen, Inc. *	3,935,558
65,000	Zoe’s Kitchen, Inc. *^	2,163,850

		24,453,126

Internet & Catalog Retail (0.8%):
37,300	HSN, Inc. ^	2,544,979

Internet Software & Services (2.3%):
8,740	comScore, Inc. *	447,488
26,500	Demandware, Inc. *^	1,613,850
68,650	GrubHub, Inc. *^	3,116,023
26,650	Shutterstock, Inc. *^	1,830,056

		7,007,417

Life Sciences Tools & Services (1.2%):
50,740	ICON plc *	3,578,692

Machinery (4.1%):
60,580	Middleby Corp. (The) *	6,218,537
65,500	Wabtec Corp. ^	6,223,155

		12,441,692

Multiline Retail (1.7%):
84,960	Burlington Stores, Inc. *	5,048,323

Oil, Gas & Consumable Fuels (1.7%):
43,150	Diamondback Energy, Inc. *	3,315,646
37,750	Matador Resources Co. *^	827,480
14,120	PDC Energy, Inc. *	763,045

		4,906,171

Pharmaceuticals (1.5%):
70,270	Akorn, Inc. *^	3,338,527

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
12,490	Pacira Pharmaceuticals, Inc. *	$1,109,737

		4,448,264

Professional Services (2.0%):
30,400	CoStar Group, Inc. *	6,014,032

Real Estate Investment Trusts (REITs) (0.5%):
32,849	Pebblebrook Hotel Trust	1,529,778

Road & Rail (2.5%):
95,520	Knight Transportation, Inc. ^	3,080,520
44,410	Old Dominion Freight Line, Inc. *^	3,432,893
25,830	Saia, Inc. *	1,144,269

		7,657,682

Semiconductors & Semiconductor Equipment (7.1%):
31,060	Ambarella, Inc. *	2,351,553
88,420	Cavium, Inc. *^	6,261,904
186,207	Cypress Semiconductor Corp.	2,627,381
61,160	MA-COM Technology Solutions Holdings, Inc. *^	2,278,822
21,850	Microsemi Corp. *	773,490
18,830	MKS Instruments, Inc. ^	636,642
123,360	Monolithic Power Systems, Inc.	6,494,904

		21,424,696

Software (16.1%):
14,720	CyberArk Software, Ltd. *^	817,990
41,680	Envestnet, Inc. *^	2,337,414
94,300	Guidewire Software, Inc. *^	4,961,123
47,030	HubSpot, Inc. *^	1,876,497
47,250	Manhattan Associates, Inc. *	2,391,323
92,880	Paylocity Holding Corp. *^	2,660,083
113,380	Proofpoint, Inc. *^	6,714,365
49,260	ServiceNow, Inc. *^	3,880,703
55,810	Tableau Software, Inc., Class A *^	5,163,541
52,490	Tyler Technologies, Inc. *^	6,326,620
37,980	Ultimate Software Group, Inc. (The) *^	6,454,891
57,280	Veeva Systems, Inc., Class A *^	1,462,358
43,070	Verint Systems, Inc. *^	2,667,325
66,570	Zendesk, Inc. *^	1,510,473

		49,224,706

Specialty Retail (0.9%):
99,940	Michaels Cos., Inc. (The) *^	2,704,376

Textiles, Apparel & Luxury Goods (4.2%):
33,120	Carter’s, Inc.	3,062,606
12,350	Columbia Sportswear Co. ^	752,115
44,860	G-III Apparel Group, Ltd. *^	5,053,480
51,740	Skechers U.S.A., Inc., Class A *^	3,720,623

		12,588,824

Thirfts & Mortgage Finance (0.8%):
98,400	Essent Group, Ltd. *	2,352,744

Total Common Stocks (Cost $226,636,458)		298,238,659

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (26.3%):
$79,742,529	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$79,742,529

Total Securities Held as Collateral for Securities on Loan (Cost $79,742,529)		79,742,529

Unaffiliated Investment Company (3.1%):
9,346,983	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	9,346,983

Total Unaffiliated Investment Company (Cost $9,346,983)		9,346,983

Total Investment Securities (Cost $315,725,970)(c) - 127.7%		387,328,171
Net other assets (liabilities) - (27.7)%		(84,002,242)

Net Assets - 100.0%		$303,325,929

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $77,991,413.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.0%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,166,341
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	917,471
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,783,761
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,796,946
9,282	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	9,287
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,258,122
113,480	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35(b)	117,847
1,130,000	Ford Credit Floorplan Master Owner Trust, Class C, Series 2013-3, 1.29%, 6/15/17	1,130,687
1,130,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2013-3, 1.74%, 6/15/17	1,133,086
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19	388,965
959,000	Santander Drive Auto Receivables Trust, Class B, Series 2014-3, 1.45%, 5/15/19	962,230
963,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 8/17/20	964,752
4,220,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-4, 2.60%, 11/16/20	4,257,419

Total Asset Backed Securities (Cost $18,771,504)		18,886,914

Collateralized Mortgage Obligations (10.3%):
102,524	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	109,004
2,080,877	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	2,169,961
638,000	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.63%, 4/10/49(b)	675,541
189,000	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.17%, 12/15/27(a)(b)	189,261
174,114	Citigroup Mortgage Loan Trust, Class A, Series 2012-A, 2.50%, 6/25/51(a)	169,139
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 1.99%, 3/15/17(a)(b)	87,995

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 2.33%, 3/15/17(a)(b)	$84,995
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 3.23%, 3/15/17(a)(b)	128,989
446,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 4.33%, 3/15/17(a)(b)	445,955
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.27%, 12/5/31(a)(b)	319,199
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.67%, 12/5/31(a)(b)	229,669
460,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/19(a)	470,920
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/19(a)	392,476
330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/19(a)	327,865
5,070,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,361,151
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.76%, 12/20/54(a)(b)	3,648,941
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.74%, 12/20/54(b)	3,695,528
628,832	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.78%, 7/10/38(b)	651,748
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	949,678
297,000	GS Mortgage Securities Trust, Class A4, Series 2006-GG6, 5.55%, 4/10/38(b)	301,813
273,100	GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	286,596
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,232,187
345,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 5.88%, 4/15/45(b)	356,488

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$328,362	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	$342,436
673,970	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	711,719
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.78%, 6/15/49(b)	5,514,376
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 1.82%, 4/15/27(a)(b)	126,850
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.42%, 4/15/27(a)(b)	270,474
3,899,600	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,286,609
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,487,308
452,072	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	477,781
2,596,116	Morgan Stanely Capital I, Class A4, Series 2007-IQ15, 5.91%, 7/11/17(b)	2,819,693
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,112,573
319,985	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	335,366
1,017,211	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 5.94%, 7/15/17(b)	1,084,974
1,843,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,943,104
322,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C31, 5.50%, 4/15/47	346,233
1,058,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.72%, 6/15/49(b)	1,131,407

Total Collateralized Mortgage Obligations (Cost $49,212,152)		48,276,002

Principal Amount		Fair Value
Corporate Bonds (41.5%):
Airlines (0.5%):
$1,000,000	American Airlines Group, Inc., 5.50%, 10/1/19^(a)	$1,026,250
133,041	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	138,695
1,000,000	United Continental Holdings, Inc., 6.00%, 7/15/26, Callable 4/1/15 @ 100	1,000,000

		2,164,945

Automobiles (0.2%):
330,000	General Motors Co., 3.50%, 10/2/18	338,105
453,000	General Motors Co., 6.25%, 10/2/43	554,953

		893,058

Banks (4.8%):
320,000	Bank of America Corp., Series L, 1.35%, 11/21/16^	320,006
113,000	Bank of America Corp., 3.88%, 3/22/17	118,258
1,200,000	Bank of America Corp., 2.00%, 1/11/18, MTN	1,209,059
3,677,000	Bank of America Corp., 2.60%, 1/15/19	3,742,421
872,000	Bank of America Corp., Series L, 2.65%, 4/1/19	888,510
466,000	Bank of America Corp., 4.20%, 8/26/24	482,108
397,000	Bank of America Corp., 4.25%, 10/22/26	409,840
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21	539,640
250,000	Discover Bank, 7.00%, 4/15/20	296,782
590,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	596,023
4,000,000	First Tennessee Bank, 2.95%, 12/1/19, Callable 11/1/19 @ 100	4,057,012
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	402,385
2,221,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,278,502
3,682,000	JPMorgan Chase & Co., 4.13%, 12/15/26	3,817,122
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	29,602
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,485,460
500,000	Regions Bank, 6.45%, 6/26/37	628,796
500,000	Regions Financial Corp., 5.75%, 6/15/15	504,435
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	87,919
800,000	Wells Fargo & Co., 4.10%, 6/3/26	844,054

		22,737,934

Biotechnology (0.4%):
1,937,000	Amgen, Inc., 2.20%, 5/22/19, Callable 4/22/19 @ 100	1,962,028

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (3.1%):
$147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	$156,956
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	523,348
1,355,000	Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	1,502,606
400,000	Goldman Sachs Group, Inc. (The), 1.75%, 9/15/17	399,634
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,124,241
1,842,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,903,728
1,142,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19^	1,166,743
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19^	404,546
490,000	Morgan Stanley, Series G, 5.45%, 1/9/17, MTN	524,169
458,000	Morgan Stanley, 1.88%, 1/5/18	461,134
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,478,558
1,380,000	Morgan Stanley, 2.13%, 4/25/18	1,395,157
2,060,000	Morgan Stanley, 2.50%, 1/24/19	2,098,103
784,000	Morgan Stanley, Series G, 2.38%, 7/23/19	789,849
523,000	Morgan Stanley, 4.88%, 11/1/22	571,201
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	74,363
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	106,388

		14,680,724

Construction Materials (0.2%):
800,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102(a)	812,000

Consumer Finance (3.4%):
1,150,000	Ally Financial, Inc., 3.25%, 2/13/18	1,138,500
2,750,000	Ally Financial, Inc., 3.75%, 11/18/19	2,719,062
900,000	APX Group, Inc., 6.38%, 12/1/19, Callable 12/1/15 @ 105^	895,500
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100^	323,805
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16^	1,011,708
1,140,000	Ford Motor Credit Co. LLC, 1.50%, 1/17/17^	1,142,409
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	333,908
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	654,280
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	618,537
1,100,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,112,779

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	$1,013,184
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	884,079
12,000	Lazard Group LLC, 6.85%, 6/15/17	13,332
311,000	Lazard Group LLC, 4.25%, 11/14/20	332,375
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,745,708
900,000	SLM Corp., 5.50%, 1/15/19	918,000
94,000	Synchrony Financial, 1.88%, 8/15/17, Callable 7/15/17 @ 100	94,076
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	140,996
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	528,872
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	219,619

		15,840,729

Diversified Financial Services (4.4%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	288,358
642,000	Bank of America NA, Series BKNT, 1.65%, 3/26/18	643,601
570,000	Citigroup, Inc., 1.30%, 11/15/16	570,911
900,000	Citigroup, Inc., 6.00%, 8/15/17	989,969
910,000	Citigroup, Inc., 1.85%, 11/24/17^	916,395
1,043,000	Citigroup, Inc., 1.80%, 2/5/18	1,045,178
1,200,000	Citigroup, Inc., 2.50%, 9/26/18	1,223,520
1,271,000	Citigroup, Inc., 2.55%, 4/8/19^	1,295,723
1,573,000	Citigroup, Inc., 2.50%, 7/29/19^	1,595,427
730,000	Citigroup, Inc., 4.05%, 7/30/22	765,827
545,000	Citigroup, Inc., 5.30%, 5/6/44	612,597
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,113,470
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17^	111,102
180,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	189,576
242,000	General Motors Financial Co., Inc., 3.00%, 9/25/17	246,538
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	178,281
383,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^	393,212
5,763,000	General Motors Financial Co., Inc., 4.38%, 9/25/21^	6,120,824
200,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	207,192
378,000	Hyundai Capital America, Inc., 1.45%, 2/6/17(a)	378,418
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	125,224
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	165,878
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	384,429

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	$507,217
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	167,995
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	282,036

		20,518,898

Diversified Telecommunication Services (2.0%):
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17^	873,300
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	29,330
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	67,270
582,000	Verizon Communications, Inc., 2.63%, 2/21/20	592,104
3,751,000	Verizon Communications, Inc., 4.50%, 9/15/20	4,142,127
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	431,856
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	616,670
1,410,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,836,044
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	964,959

		9,553,660

Electric Utilities (2.0%):
146,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	164,873
1,000,000	Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 104(a)	1,051,250
482,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	493,612
1,544,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,616,105
3,602,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	4,574,269
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,875
117,000	NV Energy, Inc., 6.25%, 11/15/20^	138,859
49,000	Puget Energy, Inc., 6.00%, 9/1/21	57,857
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,112,322

		9,244,022

Energy Equipment & Services (0.2%):
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,082,023

Food & Staples Retailing (0.4%):
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	384,299
1,000,000	Post Holdings, Inc., 6.75%, 12/1/21, Callable 12/1/17 @ 103^(a)	1,010,000

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$229,000	Walgreens Boots Alliance, Inc., 2.70%, 11/18/19, Callable 10/18/19 @ 100	$233,946
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	278,998

		1,907,243

Food Products (0.1%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18^	130,162
110,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100	108,283

		238,445

Health Care Providers & Services (1.2%):
1,000,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103^	1,068,750
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	562,554
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,698,898
300,000	McKesson Corp., 2.28%, 3/15/19	303,363
1,900,000	Tenet Healthcare Corp., 8.13%, 4/1/22	2,094,749

		5,728,314

Health Care Services (0.6%):
355,000	HCA, Inc., 3.75%, 3/15/19	359,771
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,139,400
25,000	HCA, Inc., 5.88%, 3/15/22	27,680
20,000	HCA, Inc., 4.75%, 5/1/23	20,750
400,000	HCA, Inc., 5.38%, 2/1/25	419,500

		2,967,101

Hotels Restaurants & Leisure (0.1%):
900,000	Scientific Games International, Inc., Registered Shares, 6.63%, 5/15/21, Callable 5/15/17 @ 104.97(a)	659,250

Household Durables (0.2%):
900,000	William Lyon Homes, Inc., 8.50%, 11/15/20, Callable 11/15/16 @ 104	974,250

Independent Power and Renewable Electricity Producers (1.2%):
900,000	AES Corp., 4.88%, 5/15/23, Callable 3/15/18 @ 102	877,500
1,371,000	Dominion Resources, Inc., Series 06-B, 2.57%, 9/30/66, Callable 4/27/15 @ 100(b)	1,275,374
1,000,000	Murray Energy Corp., 8.63%, 6/15/21, Callable 6/15/16 @ 106(a)	1,045,000
1,400,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	1,410,500
863,765	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	930,707

		5,539,081

Insurance (1.9%):
600,000	Aon plc, 5.00%, 9/30/20	675,599

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	$1,179,387
31,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	35,325
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	775,535
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	191,724
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,103,275
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	397,295
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,231,841
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	797,398
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	491,836
65,000	Symetra Financial Corp., 6.13%, 4/1/16(a)	67,571
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	561,073
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	116,838
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	174,157
854,000	Unum Group, 5.75%, 8/15/42	1,031,928

		8,830,782

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	66,927

Media (1.1%):
900,000	iHeartCommunications, Inc., 5.50%, 12/15/16^	868,500
800,000	McGraw-Hill Global Education Holdings, LLC, 9.75%, 4/1/21, Callable 4/16/21 @ 107.31^	884,000
395,000	News America, Inc., 7.75%, 12/1/45	595,848
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	109,855
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	875,768
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,075,487
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	666,842
46,000	Viacom, Inc., 2.50%, 9/1/18	46,792

		5,123,092

Metals & Mining (0.1%):
274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100^	293,265

Multi-Utilities (0.1%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21^	339,504

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	$56,708

		396,212

Oil, Gas & Consumable Fuels (3.5%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102	804,000
3,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	4,339,262
1,000,000	Chesapeake Energy Corp., 5.75%, 3/15/23	975,000
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100^	156,535
302,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	275,031
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(a)	488,074
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,206,383
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	146,729
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,072,684
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	114,651
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100(a)	119,481
1,995,000	Ep Energy LLC, 9.38%, 5/1/20, Callable 5/1/16 @ 105^	2,089,764
5,000	Ep Energy LLC, 7.75%, 9/1/22, Callable 9/1/17 @ 104^	5,100
168,000	Kinder Morgan (Delaware), Inc., 2.00%, 12/1/17	167,738
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	157,242
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	674,875
70,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	70,560
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,160
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	352,204
180,000	Southwestern Energy Co., 3.30%, 1/23/18	183,453
327,000	Southwestern Energy Co., 4.05%, 1/23/20, Callable 12/23/19 @ 100	337,907
647,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	714,954
299,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	276,396

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,466,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	$1,419,840
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100^	284,380

		16,470,403

Pharmaceuticals (0.1%):
121,000	Mylan, Inc., 1.35%, 11/29/16^	120,845
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	117,272
57,000	Zoetis, Inc., 1.88%, 2/1/18	57,032

		295,149

Real Estate Investment Trusts (REITs) (4.9%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	82,265
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	103,383
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	170,517
1,159,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,187,331
215,000	BioMed Realty LP, 2.63%, 5/1/19, Callable 4/1/19 @ 100	216,781
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	522,246
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	157,952
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	300,229
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	362,652
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	400,710
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	409,567
134,000	Camden Property Trust, 2.95%, 12/15/22	131,287
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	1,698,124
255,000	Corporate Office Properties LP, 3.70%, 6/15/21, Callable 4/15/21 @ 100	257,788
1,000,000	DDR Corp., 7.50%, 4/1/17	1,111,733
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,198,687
218,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100^	217,557
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	751,769

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	$267,494
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	186,685
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	149,854
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	77,767
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	507,426
62,000	Essex Portfolio LP, 5.50%, 3/15/17	66,774
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/5/19 @ 100	1,036,159
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	495,811
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	812,962
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	51,562
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	144,943
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	536,400
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	140,475
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,046,428
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	183,287
303,000	Mack-Cali Realty LP, 5.80%, 1/15/16	312,202
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	251,495
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100^	506,604
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	363,040
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,680,352
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	132,754
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100(a)	128,845
1,320,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27(a)	1,296,635
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	70,437

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$80,000	PPF Funding, Inc., 5.70%, 4/15/17(a)	$84,953
116,000	Reckson Operating Partnership LP, 6.00%, 3/31/16	121,391
2,200,000	Sabra Healthcare REIT, Inc., 5.50%, 2/1/21, Callable 2/1/17 @ 104	2,345,749
63,000	Ventas Realty LP/Capital Corp., 1.55%, 9/26/16	63,418
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	227,165
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	118,594
133,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 11/1/24 @ 100	133,543
79,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 8/1/44 @ 100	79,734
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	66,879
493,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 12/1/24 @ 100	494,384

		23,462,779

Retail (0.3%):
1,500,000	J.C. Penney Corp., Inc., 8.13%, 10/1/19	1,470,000

Road & Rail (0.4%):
408,000	Burlington Northern Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100^	424,418
1,000,000	Hertz Corp., 6.75%, 4/15/19, Callable 4/15/15 @ 103	1,032,500
450,000	Party City Holdings, Inc., 8.88%, 8/1/20, Callable 8/1/15 @ 106.66	484,875

		1,941,793

Specialized Finance (0.2%):
1,100,000	ILFC E-Captial Trust I, 4.09%, 12/21/65, Callable 5/7/15 @ 100(a)(b)	1,036,750

Steel (0.2%):
1,000,000	JMC Steel Group, 8.25%, 3/15/18, Callable 5/7/15 @ 106.19^(a)	840,000

Tobacco (0.8%):
1,000,000	Altria Group, Inc., 2.63%, 1/14/20, Callable 12/14/19 @ 100^	1,016,039
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,093,536
212,000	Altria Group, Inc., 4.00%, 1/31/24	227,473
186,000	Reynolds American, Inc., 3.25%, 11/1/22	185,080
600,000	Reynolds American, Inc., 7.25%, 6/15/37	790,557

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$400,000	Reynolds American, Inc., 4.75%, 11/1/42	$412,590

		3,725,275

Trading Companies & Distributors (0.6%):
200,000	Air Lease Corp., 2.13%, 1/15/18	199,000
334,000	Air Lease Corp., 4.75%, 3/1/20	358,633
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	390,370
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100^	478,637
1,331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	1,370,929

		2,797,569

Wireless Telecommunication Services (2.3%):
2,100,000	Alcatel-Lucent USA, Inc., 6.75%, 11/15/20, Callable 11/15/16 @ 103(a)	2,236,500
233,000	Embarq Corp., 7.08%, 6/1/16	247,154
2,990,000	Embarq Corp., 8.00%, 6/1/36^	3,555,409
1,000,000	Level 3 Financing, Inc., 7.00%, 6/1/20, Callable 6/1/16 @ 104	1,067,500
900,000	Sprint Capital Corp., 6.90%, 5/1/19	930,375
2,500,000	T-Mobile USA, Inc., 6.38%, 3/1/25, Callable 9/1/19 @ 103	2,579,750

		10,616,688

Total Corporate Bonds (Cost $191,328,350)		194,870,389

Yankee Dollars (16.3%):
Airlines (0.5%):
1,000,000	Air Canada, 6.75%, 10/1/19, Callable 10/1/16 @ 103(a)	1,067,500
1,100,000	Air Canada, 7.75%, 4/15/21^(a)	1,177,000

		2,244,500

Banks (4.1%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	366,369
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18^(a)	797,129
1,820,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	1,801,799
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19^(a)	134,820
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(a)	1,005,220
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(a)	344,087
470,000	Credit Suisse Group AG, 2.75%, 3/26/20^(a)	472,681
470,000	Credit Suisse Group AG, 3.75%, 3/26/25(a)	475,497
42,000	Credit Suisse, NY, 6.00%, 2/15/18	46,831
779,000	Deutsche Bank AG, 4.50%, 4/1/25	780,169

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$205,000	HSBC Holdings plc, 4.25%, 3/14/24^	$215,116
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,176,813
2,700,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	2,732,194
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,871,544
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	502,650
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,845,375
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	2,320,634
1,000,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	999,674
694,000	UBS AG Stamford CT, 1.80%, 3/26/18	695,926

		19,584,528

Commercial Services & Supplies (0.2%):
1,000,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 11/15/16 @ 105(a)	982,500

Containers & Packaging (0.2%):
800,000	Ardagh Finance Holdings SA, Registered Shares, 8.63%, 6/15/19, Callable 6/15/16 @ 104.31(a)	832,000

Diversified Financial Services (0.4%):
900,000	AerCap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21(a)	955,125
900,000	BP Capital Markets plc, 4.74%, 3/11/21	1,004,511

		1,959,636

Food & Staples Retailing (0.5%):
2,150,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 104(a)	2,273,625

Hotels, Resorts & Cruise Lines (0.2%):
800,000	Royal Caribbean Cruises, 7.50%, 10/15/27	944,000

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	201,334

Media (0.3%):
1,000,000	Columbus International, Inc., 7.38%, 3/30/21, Callable 3/30/18 @ 104(a)	1,051,250
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	325,140

		1,376,390

Metals & Mining (0.7%):
200,000	Codelco, Inc., 5.63%, 10/18/43(a)	232,799
200,000	Codelco, Inc., 4.88%, 11/4/44(a)	208,979
1,500,000	Codelco, Inc., Registered Shares, 4.88%, 11/4/44^(a)	1,567,344

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16^	$1,033,910

		3,043,032

Miscellaneous Manufacturing (0.5%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	108,070
2,100,000	Trinseo Materials Operating SCA, 8.75%, 2/1/19, Callable 8/1/15 @ 104^	2,215,500

		2,323,570

Oil, Gas & Consumable Fuels (5.1%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	163,188
676,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100^	682,499
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	545,092
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	335,841
34,000	Noble Holding International, Ltd., 4.00%, 3/16/18	34,188
219,000	Noble Holding International, Ltd., 5.95%, 4/1/25, Callable 1/1/25 @ 100^	213,850
212,000	Noble Holding International, Ltd., 6.95%, 4/1/45, Callable 10/1/44 @ 100	200,948
385,000	Petrobras Global Finance BV, 1.88%, 5/20/16(b)	363,864
1,166,000	Petrobras Global Finance BV, 3.25%, 3/17/17^	1,075,635
1,080,000	Petrobras Global Finance BV, 3.00%, 1/15/19^	932,386
2,613,000	Petrobras Global Finance BV, 4.88%, 3/17/20	2,346,473
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23	200,093
823,000	Petrobras Global Finance BV, 5.63%, 5/20/43	666,548
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	1,683,591
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17^	935,850
206,000	Petrobras International Finance Co., 5.88%, 3/1/18^	197,245
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20^	1,008,279
3,241,000	Petrobras International Finance Co., 5.38%, 1/27/21	2,940,074
2,000,000	Petroleos de Venezuela SA, 8.50%, 11/2/17(a)	1,320,000
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	468,000
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	283,511
151,000	Petroleos Mexicanos, 6.00%, 3/5/20^	172,216
515,000	Petroleos Mexicanos, 3.50%, 7/23/20(a)	526,588
285,000	Petroleos Mexicanos, 3.50%, 1/30/23^	278,303

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	$1,237,386
694,000	Petroleos Mexicanos, 4.50%, 1/23/26(a)	707,186
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	788,220
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,776,408
673,000	Petroleos Mexicanos, 5.63%, 1/23/46(a)	683,095
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,010,000

		23,776,557

Paper & Forest Products (0.3%):
1,100,000	Sappi, Ltd., 6.63%, 4/15/21(a)	1,153,625

Pharmaceuticals (0.9%):
774,000	Actavis Funding SCS, 1.30%, 6/15/17	767,379
230,000	Actavis Funding SCS, 2.45%, 6/15/19	230,946
504,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	520,143
731,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	776,949
200,000	Perrigo Co. plc, 2.30%, 11/8/18	201,850
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	206,959
200,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	207,209
1,210,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	1,252,350

		4,163,785

Sovereign Bonds (0.8%):
900,000	Dominican Republic, 5.50%, 1/27/25^(a)	929,250
255,000	Italy Government International Bond, 5.38%, 6/12/17	277,293
1,170,000	Republic of Argentina, 3.93%, 10/3/15	1,134,315
1,500,000	Republic of Belarus, 8.95%, 1/26/18(a)	1,363,125

		3,703,983

Thrifts & Mortgage Finance (0.0%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	210,110

Transportation & Shipping (0.2%):
900,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 1/15/17 @ 106(a)	839,250

Wireless Telecommunication Services (1.4%):
1,000,000	Altice SA, 9.88%, 12/15/20(a)	1,107,500
3,500,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(a)	3,559,062

Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$2,100,000	Digicel Group, Ltd., 8.25%, 9/30/20, Callable 9/30/16 @ 104(a)	$2,103,150

		6,769,712

Total Yankee Dollars (Cost $77,431,946)		76,382,137

Municipal Bonds (4.9%):
California (1.6%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,059
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	23,380
2,825,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	4,447,850
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	598,204
1,125,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,762,965
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	687,038

		7,534,496

Illinois (3.3%):
35,000	Illinois State, GO, 4.96%, 3/1/16	36,268
15,000	Illinois State, GO, 5.37%, 3/1/17	16,075
35,000	Illinois State, GO, 4.35%, 6/1/18	36,569
5,665,000	Illinois State, GO, 5.10%, 6/1/33	5,730,147
455,000	Illinois State, GO, 1.28%, 12/1/15	456,993
420,000	Illinois State, GO, 4.00%, 12/1/20	435,868
615,000	Illinois State, GO, 5.67%, 3/1/18	673,357
1,100,000	Illinois State, GO, 5.88%, 3/1/19	1,227,336
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,311,590
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	96,754
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	790,266
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	86,096
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	469,774
315,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	358,754
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,926
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,576,575
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	359,708

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds
Illinois, continued

		$15,673,056

Total Municipal Bonds (Cost $21,929,449)		23,207,552

U.S. Government Agency Mortgages (11.3%):
Federal Home Loan Mortgage Corporation (2.8%)
688,884	4.00%, 6/1/33, Pool #G30718	743,224
1,393,939	4.00%, 2/1/41, Pool #A96807	1,494,016
176,521	4.50%, 3/1/41, Pool #A97673	192,874
283,686	4.50%, 4/1/41, Pool #A97942	309,941
120,014	3.50%, 8/1/42, Pool #Q10164	126,045
96,971	3.50%, 8/1/42, Pool #Q10392	101,831
127,147	3.50%, 8/1/42, Pool #Q10047	133,537
121,985	3.50%, 8/1/42, Pool #Q10434	128,040
130,633	3.50%, 9/1/42, Pool #Q11244	137,165
93,354	4.00%, 11/1/42, Pool #Q13121	100,770
82,858	3.50%, 11/1/42, Pool #G07231	86,992
859,194	3.50%, 4/1/43, Pool #Q17209	902,165
187,636	4.00%, 5/1/43, Pool #Q18481	202,445
90,924	4.00%, 7/1/43, Pool #Q19597	97,710
96,424	4.00%, 10/1/43, Pool #Q22499	104,035
984,650	3.00%, 10/1/43, Pool #G08553	1,006,211
580,054	4.00%, 11/1/43, Pool #Q23023	626,728
198,514	4.00%, 1/1/44, Pool #V80950	214,266
6,238,929	3.50%, 2/1/44, Pool #U99114	6,593,475

		13,301,470

Federal National Mortgage Association (6.2%)
288,135	5.00%, 9/1/23, Pool #254908	320,020
98,283	2.50%, 10/1/28, Pool #AU2669	101,219
933,569	2.50%, 8/1/29, Pool #AW0052	960,367
101,394	3.50%, 1/1/34, Pool #AS1406	107,132
42,270	3.50%, 1/1/34, Pool #AS1614	44,667
224,845	3.50%, 1/1/34, Pool #AS1612	237,719
300,110	3.50%, 1/1/34, Pool #AS1611	317,289
74,401	6.00%, 10/1/34, Pool #AL2130	86,279
545,177	5.50%, 11/1/34, Pool #725946	617,438
265,731	5.50%, 1/1/35, Pool #735141	300,721
135,275	5.50%, 9/1/36, Pool #AD0500	153,276
934,423	6.00%, 1/1/37, Pool #932030	1,066,083
198,400	6.00%, 3/1/37, Pool #889506	226,685
244,427	6.00%, 1/1/38, Pool #889371	283,145
84,733	6.00%, 3/1/38, Pool #889219	98,321
49,226	6.00%, 7/1/38, Pool #889733	57,120
329,029	6.00%, 5/1/40, Pool #AL2129	381,496
560,774	4.50%, 8/1/40, Pool #AE0217	613,568
179,510	4.00%, 12/1/40, Pool #AA4757	192,462
81,758	4.00%, 12/1/40, Pool #AE7856	87,544
229,649	4.50%, 8/1/41, Pool #AI8715	253,709
840,988	4.00%, 10/1/41, Pool #AL2512	901,612
31,330	6.00%, 1/1/42, Pool #AL2128	36,396
46,731	4.00%, 4/1/42, Pool #AK6908	50,415
248,794	4.50%, 4/1/42, Pool #AK8453	272,762
248,845	4.50%, 4/1/42, Pool #AO0186	272,879
150,520	4.00%, 4/1/42, Pool #AK5549	162,394
181,343	4.50%, 6/1/42, Pool #AO6381	198,701
199,040	4.50%, 7/1/42, Pool #AO5544	218,249
378,292	4.50%, 8/1/42, Pool #AL2691	416,762
477,588	4.50%, 9/1/42, Pool #AL2782	526,086
248,906	4.50%, 10/1/42, Pool #AP9743	272,793
483,367	2.50%, 2/1/43, Pool #AB8465	478,520
387,396	3.00%, 6/1/43, Pool #AT5691	396,795
374,773	3.00%, 6/1/43, Pool #AR7110	383,741
148,291	3.00%, 6/1/43, Pool #AU5339	151,885
358,073	3.00%, 7/1/43, Pool #AU2555	366,692

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$542,794	3.00%, 10/1/43, Pool #AU4405	$555,783
14,257,205	3.50%, 1/1/44, Pool #AL6167	15,099,574
300,000	5.00%, 4/25/44, Pool #29647	333,586
78,025	4.00%, 12/1/44, Pool
	#AW9502	83,843
58,412	4.00%, 12/1/44, Pool #AY0045	62,534
1,100,000	3.50%, 4/25/45	1,155,344
100,000	4.50%, 4/25/45, Pool #20573	109,094

		29,012,700

Government National Mortgage Association (2.3%)
25,705	5.00%, 6/15/34, Pool #629493	28,732
469,903	5.50%, 6/15/35, Pool #783800	531,307
23,474	5.00%, 3/15/38, Pool #676766	26,180
16,954	5.00%, 4/15/38, Pool #672672	18,917
53,895	5.00%, 8/15/38, Pool #687818	60,108
539,948	5.00%, 1/15/39, Pool #705997	603,703
4,340	5.00%, 3/15/39, Pool #697946	4,842
524,199	5.00%, 3/15/39, Pool #646746	585,814
703,663	4.00%, 10/15/40, Pool #783143	757,351
1,592,183	4.50%, 3/20/41, Pool #4978	1,737,603
577,318	4.50%, 5/20/41, Pool #005055	629,693
1,120,703	4.00%, 5/20/41, Pool #5054	1,203,417
378,315	4.50%, 6/20/41, Pool #005082	412,551
212,896	3.50%, 7/20/42, Pool #MA0220	224,648
305,213	3.50%, 4/20/43, Pool #MA0934	322,063
800,000	3.50%, 4/20/43	841,781
1,400,000	3.00%, 4/20/43	1,441,535
93,162	3.50%, 7/20/43, Pool #MA1157	98,305
499,000	3.50%, 2/20/45, Pool #MA2601	525,900
699,987	3.00%, 3/20/45, Pool #MA2677	722,412

		10,776,862

Total U.S. Government Agency Mortgages (Cost $52,228,062)		53,091,032

U.S. Treasury Obligations (11.3%):
U.S. Treasury Bonds (1.8%)
3,010,000	3.00%, 11/15/44	3,298,066
5,366,000	2.50%, 2/15/45	5,316,531

		8,614,597

U.S. Treasury Inflation Index Bonds (2.1%)
4,930,000	1.38%, 2/15/44	5,810,787
4,200,000	0.75%, 2/15/45	4,238,673

		10,049,460

U.S. Treasury Notes (7.4%)
16,387,000	0.25%, 4/15/16	16,378,036
7,445,000	0.38%, 4/30/16	7,449,072
10,888,000	1.00%, 3/15/18	10,927,981

		34,755,089

Total U.S. Treasury Obligations (Cost $52,511,016)		53,419,146

Securities Held as Collateral for Securities on Loan (7.4%):
34,828,017	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	34,828,017

Total Securities Held as Collateral for Securities on Loan (Cost $34,828,017)		34,828,017

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (0.5%):
2,413,915	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$2,413,915

Total Unaffiliated Investment Company (Cost $2,413,915)		2,413,915

Total Investment Securities (Cost $500,654,411)(e) - 107.5%		505,375,104
Net other assets (liabilities) - (7.5)%		(35,405,268)

Net Assets - 100.0%		$469,969,836

Percentages indicated are based on net assets as of March 31, 2015.

GO	-	General Obligation
MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $33,577,669.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(d)	The rate represents the effective yield at March 31, 2015.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Argentina	0.2%
Austria	0.7%
Barbados	0.2%
Belarus	0.3%
Bermuda	0.4%
Brazil	0.9%
Canada	1.2%
Cayman Islands	1.5%
Chile	0.5%
Dominican Republic	0.2%
Germany	0.2%
Guernsey	0.2%
Hong Kong	—	%NM
Ireland	0.3%
Italy	0.8%
Japan	0.2%
Liberia	0.2%
Luxembourg	1.9%
Marshall Islands	0.2%
Mexico	1.4%
Netherlands	1.4%
Switzerland	0.1%
United Kingdom	1.8%
United States	84.9%
Venezuela	0.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (3.0%):
1,273	BE Aerospace, Inc.	$80,988
8,690	Boeing Co. (The)	1,304,195
1,143	Hexcel Corp.	58,773
9,333	Honeywell International, Inc.	973,525
492	Huntington Ingalls Industries, Inc.	68,954
636	KLX, Inc. *	24,511
3,230	Lockheed Martin Corp.	655,561
1,726	Precision Castparts Corp.	362,460
1,416	Rockwell Collins, Inc.	136,715
1,331	Spirit AeroSystems Holdings, Inc., Class A *	69,492
628	TransDigm Group, Inc.	137,356
155	Triumph Group, Inc. ^	9,257
1,222	United Technologies Corp.	143,218

		4,025,005

Air Freight & Logistics (1.0%):
1,756	C.H. Robinson Worldwide, Inc. ^	128,574
2,380	Expeditors International of Washington, Inc.	114,668
1,515	FedEx Corp.	250,657
8,436	United Parcel Service, Inc., Class B	817,786

		1,311,685

Airlines (1.0%):
1,491	Alaska Air Group, Inc. ^	98,674
8,583	American Airlines Group, Inc.	453,012
323	Copa Holdings SA, Class A	32,613
543	Delta Air Lines, Inc.	24,413
7,338	Southwest Airlines Co.	325,073
865	Spirit Airlines, Inc. *	66,916
4,451	United Continental Holdings, Inc. *	299,330

		1,300,031

Auto Components (0.4%):
1,593	Allison Transmission Holdings, Inc.	50,880
2,721	BorgWarner, Inc.	164,566
2,064	Gentex Corp. ^	37,771
3,186	Goodyear Tire & Rubber Co.	86,277
2,140	Johnson Controls, Inc.	107,942
780	Lear Corp.	86,440

		533,876

Automobiles (0.3%):
2,603	Harley-Davidson, Inc.	158,106
1,133	Tesla Motors, Inc. *^	213,876
550	Thor Industries, Inc. ^	34,766

		406,748

Banks (0.1%):
546	Signature Bank *	70,751
54	SVB Financial Group *	6,860

		77,611

Beverages (3.4%):
1,834	Brown-Forman Corp., Class B ^	165,702
47,315	Coca-Cola Co. (The)	1,918,623
2,825	Coca-Cola Enterprises, Inc.	124,865
1,783	Constellation Brands, Inc., Class A *	207,202
2,341	Dr Pepper Snapple Group, Inc.	183,722
1,707	Monster Beverage Corp. *	236,240

Shares		Fair Value
Common Stocks, continued
Beverages, continued
18,066	PepsiCo, Inc.	$1,727,471

		4,563,825

Biotechnology (5.7%):
2,358	Alexion Pharmaceuticals, Inc. *	408,641
1,475	Alkermes plc *	89,931
697	Alnylam Pharmaceuticals, Inc. *^	72,781
8,553	Amgen, Inc.	1,367,197
2,827	Biogen Idec, Inc. *	1,193,672
1,866	BioMarin Pharmaceutical, Inc. *	232,541
9,544	Celgene Corp. *	1,100,232
18,300	Gilead Sciences, Inc. *	1,795,780
1,738	Incyte Corp. *	159,305
154	Intercept Pharmaceuticals, Inc. *^	43,431
78	Juno Therapeutics, Inc. *	4,731
915	Medivation, Inc. *	118,099
810	Myriad Genetics, Inc. *^	28,674
940	Regeneron Pharmaceuticals, Inc. *	424,391
1,203	Seattle Genetics, Inc. *^	42,526
568	United Therapeutics Corp. *^	97,943
2,815	Vertex Pharmaceuticals, Inc. *	332,086

		7,511,961

Building Products (0.3%):
415	A.O. Smith Corp.	27,249
1,143	Allegion plc	69,917
560	Armstrong World Industries, Inc. *	32,183
801	Fortune Brands Home & Security, Inc.	38,031
538	Lennox International, Inc.	60,089
4,272	Masco Corp.	114,063
1,070	USG Corp. *^	28,569

		370,101

Capital Markets (1.1%):
656	Affiliated Managers Group, Inc. *	140,896
782	Ameriprise Financial, Inc.	102,317
340	Artisan Partners Asset Management, Inc. ^	15,456
581	BlackRock, Inc., Class A +	212,553
2,212	Charles Schwab Corp. (The)	67,333
1,447	Eaton Vance Corp. ^	60,253
859	Federated Investors, Inc., Class B ^	29,112
3,864	Franklin Resources, Inc.	198,300
819	Invesco, Ltd.	32,506
1,461	Lazard, Ltd., Class A	76,834
504	Legg Mason, Inc. ^	27,821
486	NorthStar Asset Management Group, Inc.	11,343
1,475	SEI Investments Co.	65,033
3,131	T. Rowe Price Group, Inc.	253,549
2,836	TD Ameritrade Holding Corp.	105,669
1,040	Waddell & Reed Financial, Inc., Class A ^	51,522

		1,450,497

Chemicals (3.2%):
896	Airgas, Inc. ^	95,075
404	Albemarle Corp.	21,347
336	Axalta Coating Systems, Ltd. *	9,280
52	Cabot Corp.	2,340
165	Celanese Corp., Series A	9,217

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
106	Cytec Industries, Inc.	$5,728
2,274	Dow Chemical Co. (The)	109,107
10,331	E.I. du Pont de Nemours & Co.	738,356
1,618	Eastman Chemical Co.	112,063
3,177	Ecolab, Inc.	363,385
1,586	FMC Corp.	90,799
1,636	Huntsman Corp.	36,270
975	International Flavor & Fragrances, Inc. ^	114,465
4,989	LyondellBasell Industries NV, Class A	438,034
5,764	Monsanto Co.	648,680
105	NewMarket Corp. ^	50,169
1,053	Platform Speciality Products Corp. *^	27,020
1,648	PPG Industries, Inc.	371,690
3,492	Praxair, Inc. ^	421,624
61	Rayonier Advanced Materials, Inc. ^	909
1,450	RPM International, Inc.	69,586
538	Scotts Miracle-Gro Co. (The)	36,137
1,027	Sherwin Williams Co. ^	292,182
651	Sigma Aldrich Corp.	90,001
1,002	Valspar Corp. (The)	84,198
776	W.R. Grace & Co. *	76,723
418	Westlake Chemical Corp.	30,071

		4,344,456

Commercial Services & Supplies (0.5%):
958	Cintas Corp. ^	78,202
552	Clean Harbors, Inc. *	31,343
1,332	Copart, Inc. *	50,043
545	Covanta Holding Corp. ^	12,224
1,984	Iron Mountain, Inc.	72,376
696	KAR Auction Services, Inc.	26,399
1,123	Pitney Bowes, Inc.	26,188
240	R.R. Donnelley & Sons Co.	4,606
1,128	Rollins, Inc.	27,895
1,000	Stericycle, Inc. *	140,431
4,449	Tyco International plc	191,574
872	Waste Connections, Inc.	41,978
593	Waste Management, Inc.	32,158

		735,417

Communications Equipment (1.3%):
56	Arista Networks, Inc. *	3,950
1,465	Arris Group, Inc. *	42,331
771	CommScope Holding Co., Inc. *	22,004
131	EchoStar Corp., Class A *	6,775
894	F5 Networks, Inc. *	102,756
270	Harris Corp.	21,265
1,042	Juniper Networks, Inc.	23,528
521	Motorola Solutions, Inc.	34,735
637	Palo Alto Networks, Inc. *^	93,053
20,114	QUALCOMM, Inc.	1,394,706
1,911	Riverbed Technology, Inc. *^	39,959

		1,785,062

Construction & Engineering (0.1%):
1,192	Chicago Bridge & Iron Co. NV	58,718
1,087	Fluor Corp.	62,133
639	Quanta Services, Inc. *	18,231

		139,082

Construction Materials (0.1%):
600	Eagle Materials, Inc.	50,136

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
744	Martin Marietta Materials, Inc. ^	$104,011

		154,147

Consumer Finance (0.7%):
2,888	Ally Financial, Inc. *	60,590
10,810	American Express Co.	844,478
70	Santander Consumer USA Holdings, Inc.	1,620
1,780	SLM Corp. ^	16,518
1,124	Synchrony Financial *^	34,113

		957,319

Containers & Packaging (0.4%):
183	AptarGroup, Inc. ^	11,624
397	Avery Dennison Corp.	21,005
1,647	Ball Corp.	116,344
1,661	Crown Holdings, Inc. *	89,727
1,219	Owens-Illinois, Inc. *	28,427
1,167	Packaging Corp. of America	91,248
2,603	Sealed Air Corp. ^	118,593
504	Silgan Holdings, Inc.	29,298

		506,266

Distributors (0.2%):
1,712	Genuine Parts Co.	159,541
3,560	LKQ Corp. *^	90,994

		250,535

Diversified Consumer Services (0.1%):
3,244	H&R Block, Inc. ^	104,036
1,947	Service Corp. International ^	50,719
335	ServiceMaster Global Holdings, Inc. *	11,306

		166,061

Diversified Financial Services (0.4%):
1,009	CBOE Holdings, Inc.	57,922
579	IntercontinentalExchange Group, Inc.	135,063
748	Leucadia National Corp.	16,673
1,023	LPL Financial Holdings, Inc.	44,869
2,136	Moody’s Corp.	221,716
599	MSCI, Inc., Class A	36,725

		512,968

Diversified Telecommunication Services (2.0%):
433	CenturyLink, Inc.	14,960
3,259	Level 3 Communications, Inc. *	175,465
49,348	Verizon Communications, Inc.	2,399,793
6,820	Windstream Holdings, Inc. ^	50,468
105	Zayo Group Holdings, Inc. *^	2,936

		2,643,622

Electric Utilities (0.0%):
1,770	ITC Holdings Corp.	66,251

Electrical Equipment (0.7%):
514	Acuity Brands, Inc.	86,434
2,917	AMETEK, Inc.	153,259
6,247	Emerson Electric Co. ^	353,706
117	Hubbell, Inc., Class B	12,826
1,651	Rockwell Automation, Inc.	191,499
542	Roper Industries, Inc.	93,224
525	Solarcity Corp. *^	26,922

		917,870

Electronic Equipment, Instruments & Components (0.4%):
3,746	Amphenol Corp., Class A	220,753
348	Avnet, Inc.	15,486

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,005	CDW Corp.	$37,426
3,633	Corning, Inc.	82,396
1,165	FLIR Systems, Inc.	36,441
403	IPG Photonics Corp. *	37,358
297	Keysight Technologies, Inc. *	11,034
1,184	National Instruments Corp.	37,935
3,147	Trimble Navigation, Ltd. *	79,304

		558,133

Energy Equipment & Services (1.7%):
174	Atwood Oceanics, Inc. ^	4,891
448	Baker Hughes, Inc.	28,484
1,489	Cameron International Corp. *	67,184
926	Dresser-Rand Group, Inc. *^	74,404
483	Dril-Quip, Inc. *^	33,032
2,780	FMC Technologies, Inc. *	102,888
51	Frank’s International NV	954
10,065	Halliburton Co.	441,653
784	Helmerich & Payne, Inc. ^	53,367
365	Nabors Industries, Ltd.	4,982
451	National-Oilwell Varco, Inc.	22,545
1,199	Oceaneering International, Inc.	64,662
914	Patterson-UTI Energy, Inc.	17,160
782	RPC, Inc. ^	10,017
15,498	Schlumberger, Ltd.	1,293,153
1,296	Seadrill, Ltd. ^	12,118
107	Seventy Seven Energy, Inc. *	444
132	Superior Energy Services, Inc.	2,949
39	Unit Corp. *^	1,091

		2,235,978

Food & Staples Retailing (1.9%):
4,938	Costco Wholesale Corp.	748,083
1,979	CVS Health Corp.	204,253
6,073	Kroger Co. (The)	465,556
1,140	Sprouts Farmers Market, Inc. *^	40,162
2,584	Sysco Corp.	97,494
8,552	Walgreens Boots Alliance, Inc.	724,183
1,937	Wal-Mart Stores, Inc.	159,318
1,912	Whole Foods Market, Inc.	99,577

		2,538,626

Food Products (1.8%):
741	Archer-Daniels-Midland Co.	35,123
1,396	Campbell Soup Co. ^	64,984
2,016	Flowers Foods, Inc.	45,844
7,323	General Mills, Inc. ^	414,482
1,086	Hain Celestial Group, Inc. *^	69,558
1,783	Hershey Co. ^	179,923
1,591	Hormel Foods Corp.	90,448
140	Ingredion, Inc.	10,895
2,792	Kellogg Co.	184,132
1,686	Keurig Green Mountain, Inc.	188,377
7,094	Kraft Foods Group, Inc.	617,994
1,545	McCormick & Co. ^	119,135
2,409	Mead Johnson Nutrition Co.	242,177
104	Pilgrim’s Pride Corp. ^	2,349
7,742	Rite AID Corp. *	67,278
203	Tyson Foods, Inc., Class A	7,775
2,082	WhiteWave Foods Co., Class A *	92,316

		2,432,790

Health Care Equipment & Supplies (1.7%):
966	Align Technology, Inc. *	51,956
6,466	Baxter International, Inc.	442,922

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,303	Becton, Dickinson & Co.	$330,688
1,555	Boston Scientific Corp. *	27,601
908	C.R. Bard, Inc.	151,954
415	Cooper Cos., Inc. (The) ^	77,779
550	DENTSPLY International, Inc.	27,990
1,257	Edwards Lifesciences Corp. *	179,072
472	Halyard Health, Inc. *^	23,222
63	Hill-Rom Holdings, Inc. ^	3,087
957	Hologic, Inc. *^	31,605
569	IDEXX Laboratories, Inc. *^	87,899
397	Intuitive Surgical, Inc. *	200,497
1,655	ResMed, Inc. ^	118,796
410	Sirona Dental Systems, Inc. *^	36,896
2,176	St. Jude Medical, Inc.	142,310
2,388	Stryker Corp.	220,293
1,225	Varian Medical Systems, Inc. *^	115,260
156	Zimmer Holdings, Inc.	18,333

		2,288,160

Health Care Providers & Services (2.2%):
1,261	Aetna, Inc.	134,334
2,692	AmerisourceBergen Corp.	306,000
2,002	Brookdale Senior Living, Inc. *^	75,596
341	Cardinal Health, Inc.	30,782
2,479	Catamaran Corp. *	147,600
1,366	Centene Corp. *	96,563
3,551	Cerner Corp. *	260,146
259	CIGNA Corp.	33,525
729	DaVita, Inc. *	59,253
933	Envision Healthcare Holdings, Inc. *	35,781
7,574	Express Scripts Holding Co. *	657,196
384	HCA Holdings, Inc. *	28,888
1,015	Henry Schein, Inc. *^	141,714
558	Laboratory Corp. of America Holdings *	70,358
2,748	McKesson, Inc.	621,598
775	MEDNAX, Inc. *	56,195
93	Patterson Cos., Inc. ^	4,537
401	Premier, Inc., Class A *	15,070
288	Quintiles Transnational Holdings, Inc. *^	19,287
1,181	Tenet Healthcare Corp. *^	58,471
242	Universal Health Services, Inc., Class B	28,486

		2,881,380

Health Care Technology (0.1%):
829	Allscripts Healthcare Solutions, Inc. *	9,915
449	athenahealth, Inc. *^	53,605
925	IMS Health Holdings, Inc. *	25,040
179	Inovalon Holdings, Inc., Class A	5,408

		93,968

Hotels, Restaurants & Leisure (3.0%):
440	Aramark Holdings Corp.	13,917
777	Brinker International, Inc. ^	47,832
371	Chipotle Mexican Grill, Inc. *	241,350
37	Choice Hotels International, Inc. ^	2,371
674	Domino’s Pizza, Inc. ^	67,771
1,176	Dunkin’ Brands Group, Inc. ^	55,931

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,579	Hilton Worldwide Holdings, Inc. *	$46,770
42	Hyatt Hotels Corp., Class A *^	2,487
4,482	Las Vegas Sands Corp.	246,689
2,187	Marriott International, Inc., Class A ^	175,660
11,779	McDonald’s Corp.	1,147,745
393	MGM Resorts International *^	8,265
985	Norwegian Cruise Line Holdings, Ltd. *	53,200
287	Panera Bread Co., Class A *^	45,919
2,405	Restaurant Brands International, Inc.	92,376
842	SeaWorld Entertainment, Inc.	16,234
844	Six Flags Entertainment Corp. ^	40,858
8,971	Starbucks Corp.	849,554
950	Starwood Hotels & Resorts Worldwide, Inc.	79,325
1,444	Wyndham Worldwide Corp.	130,639
963	Wynn Resorts, Ltd. ^	121,222
5,260	Yum! Brands, Inc.	414,067

		3,900,182

Household Durables (0.3%):
328	D.R. Horton, Inc. ^	9,341
161	GoPro, Inc., Class A *	6,989
819	Harman International Industries, Inc.	109,443
730	Jarden Corp. *	38,617
791	Leggett & Platt, Inc. ^	36,457
135	Lennar Corp. ^	6,994
1,950	Newell Rubbermaid, Inc.	76,187
51	NVR, Inc. *^	67,762
707	Tempur-Pedic International, Inc. *	40,822
582	Tupperware Brands Corp. ^	40,170
89	Whirlpool Corp.	17,983

		450,765

Household Products (1.2%):
1,629	Church & Dwight Co., Inc. ^	139,149
1,263	Clorox Co. (The) ^	139,423
9,752	Colgate-Palmolive Co.	676,203
3,723	Kimberly-Clark Corp.	398,771
1,838	Procter & Gamble Co. (The)	150,606
263	Spectrum Brands Holdings, Inc. ^	23,554

		1,527,706

Independent Power and Renewable Electricity Producers (0.0%):
628	Calpine Corp. *	14,362

Industrial Conglomerates (1.1%):
7,797	3M Co.	1,286,115
1,698	Danaher Corp.	144,160

		1,430,275

Insurance (0.5%):
135	American Financial Group, Inc.	8,660
2,571	Aon plc	247,125
1,796	Arthur J. Gallagher & Co.	83,963
84	Brown & Brown, Inc.	2,781
304	Erie Indemnity Co., Class A	26,527
4,415	Marsh & McLennan Cos., Inc.	247,638

Shares		Fair Value
Common Stocks, continued
Insurance, continued
238	Reinsurance Group of America, Inc. ^	$22,179

		638,873

Internet & Catalog Retail (2.4%):
4,477	Amazon.com, Inc. *	1,665,892
1,192	Expedia, Inc.	112,203
5,612	Groupon, Inc. *^	40,463
1,070	HomeAway, Inc. *	32,282
2,949	Liberty Media Corp. - Interactive, Class A *	86,081
925	Liberty TripAdvisor Holdings, Inc., Class A *	29,406
1,736	Liberty Ventures, Inc., Series A *	72,929
715	Netflix, Inc. *	297,933
615	Priceline Group, Inc. (The) *	715,952
1,311	TripAdvisor, Inc. *	109,036
188	zulily, Inc., Class A *^	2,442

		3,164,619

Internet Software & Services (5.9%):
2,106	Akamai Technologies, Inc. *	149,621
15,103	eBay, Inc. *	871,141
666	Equinix, Inc. ^	155,078
23,529	Facebook, Inc., Class A *	1,934,437
3,385	Google, Inc., Class C *	1,854,980
3,345	Google, Inc., Class A *	1,855,472
378	IAC/InterActiveCorp	25,504
490	LendingClub Corp. *	9,629
1,244	LinkedIn Corp., Class A *	310,826
1,406	Rackspace Hosting, Inc. *^	72,536
6,116	Twitter, Inc. *	306,289
1,318	VeriSign, Inc. *	88,266
584	Yelp, Inc. *^	27,652
566	Zillow Group, Inc., Class A *	56,770

		7,718,201

IT Services (5.7%):
7,538	Accenture plc, Class A	706,236
702	Alliance Data Systems Corp. *	207,968
5,745	Automatic Data Processing, Inc.	492,002
860	Booz Allen Hamilton Holding Corp.	24,888
1,413	Broadridge Financial Solutions, Inc.	77,729
7,251	Cognizant Technology Solutions Corp., Class A *	452,390
110	Computer Sciences Corp.	7,181
288	DST Systems, Inc.	31,884
442	Fidelity National Information Services, Inc.	30,083
2,970	Fiserv, Inc. *^	235,818
986	FleetCor Technologies, Inc. *	148,807
1,076	Gartner, Inc. *	90,223
213	Genpact, Ltd. *	4,952
825	Global Payments, Inc.	75,636
11,273	International Business Machines Corp.	1,809,316
1,002	Jack Henry & Associates, Inc. ^	70,030
11,980	MasterCard, Inc., Class A	1,034,952
3,457	Paychex, Inc. ^	171,519
560	Sabre Corp.	13,608
1,379	Teradata Corp. *^	60,869
1,578	Total System Services, Inc.	60,201
1,469	Vantive, Inc., Class A *^	55,381

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,303	VeriFone Systems, Inc. *	$45,462
23,904	Visa, Inc., Class A ^	1,563,560
6,371	Western Union Co. ^	132,581

		7,603,276

Leisure Products (0.2%):
1,180	Hasbro, Inc. ^	74,623
1,427	Mattel, Inc.	32,607
778	Polaris Industries, Inc.	109,776

		217,006

Life Sciences Tools & Services (0.7%):
594	Agilent Technologies, Inc.	24,681
213	Bio-Techne Corp.	21,362
1,279	Bruker Corp. *	23,623
290	Charles River Laboratories International, Inc. *	22,994
1,662	Illumina, Inc. *	308,533
349	Mettler-Toledo International, Inc. *^	114,699
265	PerkinElmer, Inc.	13,552
1,917	Thermo Fisher Scientific, Inc.	257,530
190	VWR Corp. *^	4,938
1,004	Waters Corp. *	124,817

		916,729

Machinery (1.8%):
1,572	Caterpillar, Inc.	125,807
1,137	Colfax Corp. *^	54,269
219	Crane Co.	13,668
2,192	Cummins, Inc.	303,899
904	Deere & Co. ^	79,272
1,580	Donaldson Co., Inc. ^	59,582
1,451	Dover Corp. ^	100,293
1,616	Flowserve Corp.	91,288
737	Graco, Inc.	53,182
898	IDEX Corp.	68,095
3,857	Illinois Tool Works, Inc.	374,669
283	Ingersoll-Rand plc	19,266
254	ITT Corp.	10,137
298	Lincoln Electric Holdings, Inc.	19,486
1,662	Manitowoc Co., Inc. (The) ^	35,833
680	Middleby Corp. (The) *	69,802
111	Navistar International Corp. *^	3,275
778	Nordson Corp. ^	60,949
3,872	PACCAR, Inc.	244,478
1,303	Pall Corp. ^	130,808
939	Parker Hannifin Corp. ^	111,534
165	Pentair, plc	10,377
101	Snap-On, Inc.	14,853
216	Stanley Black & Decker, Inc.	20,598
66	Timken Co.	2,781
681	Toro Co.	47,752
1,418	Trinity Industries, Inc. ^	50,353
21	Valmont Industries, Inc. ^	2,580
684	WABCO Holdings, Inc. *	84,050
1,149	Wabtec Corp.	109,166
1,582	Xylem, Inc.	55,402

		2,427,504

Marine (0.0%):
684	Kirby Corp. *^	51,334

Media (5.5%):
717	AMC Networks, Inc., Class A *	54,951
2,324	Cablevision Systems Corp., Class A	42,529
5,371	CBS Corp., Class B	325,644

Shares		Fair Value
Common Stocks, continued
Media, continued
944	Charter Communications, Inc., Class A *	$182,296
1,381	Cinemark Holdings, Inc.	62,242
232	Clear Channel Outdoor Holdings, Inc., Class A	2,348
28,244	Comcast Corp., Class A	1,594,939
5,574	DIRECTV, Inc., Class A *	474,347
2,776	Discovery Communications, Inc., Class A *^	85,390
2,774	Discovery Communications, Inc., Class C *	81,764
1,858	DISH Network Corp., Class A *	130,171
5,109	Interpublic Group of Cos., Inc. (The)	113,011
943	Lamar Advertising Co., Class A	55,892
953	Lions Gate Entertainment Corp.	32,326
909	Live Nation, Inc. *	22,934
3,244	McGraw-Hill Cos., Inc. (The)	335,430
224	Morningstar, Inc.	16,780
3,080	Omnicom Group, Inc. ^	240,178
2,448	Pandora Media, Inc. *	39,682
273	Regal Entertainment Group, Class A	6,235
1,169	Scripps Networks Interactive, Class A ^	80,147
30,672	Sirius XM Holdings, Inc. *^	117,167
930	Starz - Liberty Capital *	32,001
3,321	Time Warner Cable, Inc.	497,751
16,725	Twenty-First Century Fox, Inc.	565,974
4,837	Viacom, Inc., Class B	330,367
17,294	Walt Disney Co. (The) ^	1,813,967

		7,336,463

Metals & Mining (0.1%):
40	Carpenter Technology Corp.	1,555
388	Compass Minerals International, Inc.	36,165
1,708	Southern Copper Corp. ^	49,840
128	Tahoe Resources, Inc.	1,403
33	TimkenSteel Corp. ^	874

		89,837

Multiline Retail (0.7%):
193	Big Lots, Inc.	9,270
204	Dillard’s, Inc., Class A ^	27,848
2,812	Dollar General Corp. *	211,968
2,465	Dollar Tree, Inc. *	200,022
1,083	Family Dollar Stores, Inc.	85,817
142	Kohl’s Corp. ^	11,112
3,143	Macy’s, Inc. ^	204,012
1,644	Nordstrom, Inc. ^	132,046
258	Sears Holdings Corp. *^	10,676
756	Target Corp.	62,045

		954,816

Multi-Utilities (0.0%):
407	Dominion Resources, Inc.	28,844

Oil, Gas & Consumable Fuels (2.7%):
425	Anadarko Petroleum Corp.	35,194
656	Antero Resources Corp. *	23,170
4,962	Cabot Oil & Gas Corp. ^	146,528
2,835	Cheniere Energy, Inc. *	219,429
1,499	Chesapeake Energy Corp. ^	21,226
130	Cimarex Energy Co.	14,962

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,774	Cobalt International Energy, Inc. *	$35,513
1,415	Concho Resources, Inc. *	164,027
1,037	Continental Resources, Inc. *^	45,286
78	CVR Energy, Inc. ^	3,320
6,513	EOG Resources, Inc.	597,176
1,630	EQT Corp.	135,078
829	Gulfport Energy Corp. *^	38,059
450	HollyFrontier Corp.	18,122
4,425	Kinder Morgan, Inc.	186,116
1,290	Kosmos Energy LLC *	10,204
1,082	Laredo Petroleum Holdings, Inc. *^	14,109
2,117	Marathon Petroleum Corp.	216,760
331	Memorial Resource Development Corp. *^	5,872
3,260	Noble Energy, Inc.	159,414
1,542	Oasis Petroleum, Inc. *^	21,927
1,325	ONEOK, Inc. ^	63,918
269	PBF Energy, Inc.	9,124
2,765	Phillips 66	217,329
1,705	Pioneer Natural Resources Co.	278,785
237	QEP Resources, Inc. ^	4,941
1,931	Range Resources Corp. ^	100,489
804	SM Energy Co. ^	41,551
4,465	Southwestern Energy Co. *^	103,543
564	Targa Resources Corp. ^	54,026
259	Teekay Shipping Corp.	12,062
656	Tesoro Corp.	59,886
567	Ultra Petroleum Corp. *^	8,862
1,526	Valero Energy Corp.	97,084
720	Whiting Petroleum Corp. *	22,248
8,902	Williams Cos., Inc. (The)	450,352
174	World Fuel Services Corp.	10,002

		3,645,694

Paper & Forest Products (0.0%):
782	International Paper Co.	43,393

Personal Products (0.2%):
2,188	Avon Products, Inc. ^	17,482
554	Coty, Inc., Class A ^	13,446
2,733	Estee Lauder Co., Inc. (The), Class A	227,276
921	Herbalife, Ltd. *^	39,382
677	Nu Skin Enterprises, Inc., Class A ^	40,762

		338,348

Pharmaceuticals (3.8%):
18,948	AbbVie, Inc.	1,109,216
4,333	Actavis plc *	1,289,585
7,050	Bristol-Myers Squibb Co.	454,725
2,096	Endo International plc *	188,011
704	Jazz Pharmaceuticals plc *^	121,644
5,294	Johnson & Johnson Co.	532,576
983	Mallinckrodt plc *	124,497
4,876	Merck & Co., Inc.	280,272
4,454	Mylan NV *	264,345
374	Perrigo Co. plc	61,916
722	Pharmacyclics, Inc. *^	184,796
747	Salix Pharmaceuticals, Ltd. *^	129,089
5,971	Zoetis, Inc.	276,398

		5,017,070

Professional Services (0.5%):
371	CoStar Group, Inc. *	73,395

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
163	Dun & Bradstreet Corp.	$20,923
774	Equifax, Inc.	71,982
800	IHS, Inc., Class A *	91,008
2,492	Nielsen Holdings NV	111,068
1,651	Robert Half International, Inc.	99,919
1,975	Verisk Analytics, Inc., Class A *	141,014

		609,309

Real Estate Investment Trusts (REITs) (1.9%):
5,017	American Tower Corp.	472,351
1,031	Apartment Investment & Management Co., Class A	40,580
227	Boston Properties, Inc.	31,889
232	Columbia Property Trust, Inc. ^	6,269
3,978	Crown Castle International Corp.	328,344
724	Equity Lifestyle Properties, Inc.	39,784
1,386	Extra Space Storage, Inc. ^	93,652
532	Federal Realty Investment Trust ^	78,316
175	Gaming & Leisure Properties, Inc.	6,452
2,183	Health Care REIT, Inc.	168,877
176	Healthcare Trust of America, Inc., Class A	4,903
486	NorthStar Realty Finance Corp.	8,806
509	Omega Healthcare Investors, Inc. ^	20,650
115	Outfront Media, Inc.	3,441
93	Paramount Group, Inc.	1,795
998	Plum Creek Timber Co., Inc. ^	43,363
1,580	Public Storage, Inc.	311,481
185	Rayonier, Inc. ^	4,988
2,762	Simon Property Group, Inc.	540,357
701	Tanger Factory Outlet Centers, Inc.	24,654
701	Taubman Centers, Inc.	54,068
261	Urban Edge Properties	6,186
1,626	Ventas, Inc.	118,731
500	Vornado Realty Trust	56,000
668	Weyerhaeuser Co.	22,144
296	WP Glimcher, Inc.	4,922

		2,493,003

Real Estate Management & Development (0.2%):
3,340	CBRE Group, Inc. *	129,291
233	Howard Hughes Corp. (The) *	36,120
147	Jones Lang LaSalle, Inc.	25,049
727	Realogy Holdings Corp. *	33,064

		223,524

Road & Rail (1.3%):
49	AMERCO, Inc.	16,190
1,273	Avis Budget Group, Inc. *	75,126
297	Genesee & Wyoming, Inc., Class A *	28,643
5,302	Hertz Global Holdings, Inc. *^	114,947
1,082	J.B. Hunt Transport Services, Inc. ^	92,397
1,007	Kansas City Southern Industries, Inc.	102,795
542	Landstar System, Inc.	35,935
789	Norfolk Southern Corp.	81,204

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
743	Old Dominion Freight Line, Inc. *	$57,434
10,795	Union Pacific Corp.	1,169,206

		1,773,877

Semiconductors & Semiconductor Equipment (2.3%):
7,178	Advanced Micro Devices, Inc. *^	19,237
1,377	Altera Corp.	59,087
1,721	Analog Devices, Inc. ^	108,423
9,692	Applied Materials, Inc.	218,652
5,127	Atmel Corp.	42,195
2,978	Avago Technologies, Ltd.	378,146
744	Cree, Inc. *^	26,405
1,201	Freescale Semiconductor Holdings I, Ltd. *	48,953
5,043	Intel Corp.	157,695
1,791	KLA-Tencor Corp.	104,397
502	Lam Research Corp. ^	35,258
2,809	Linear Technology Corp. ^	131,461
3,127	Maxim Integrated Products, Inc.	108,851
2,370	Microchip Technology, Inc. ^	115,893
11,187	Micron Technology, Inc. *	303,503
1,133	NVIDIA Corp. ^	23,708
2,790	ON Semiconductor Corp. *	33,787
2,260	Skyworks Solutions, Inc. ^	222,135
1,061	SunEdison, Inc. *	25,464
64	Sunpower Corp. Common *	2,004
265	Teradyne, Inc.	4,995
12,863	Texas Instruments, Inc.	735,571
3,183	Xilinx, Inc.	134,641

		3,040,461

Software (5.4%):
3,931	Activision Blizzard, Inc.	89,332
5,932	Adobe Systems, Inc. *	438,612
264	Ansys, Inc. *	23,282
2,129	Autodesk, Inc. *	124,845
3,439	Cadence Design Systems, Inc. *^	63,415
1,889	CDK Global, Inc.	88,330
1,753	Citrix Systems, Inc. *	111,964
2,861	Electronic Arts, Inc. *	168,270
509	FactSet Research Systems, Inc. ^	81,033
860	FireEye, Inc. *^	33,755
1,602	Fortinet, Inc. *^	55,990
1,154	Informatica Corp. *	50,609
3,383	Intuit, Inc.	328,016
63,687	Microsoft Corp.	2,589,194
490	NetSuite, Inc. *	45,452
39,140	Oracle Corp.	1,688,890
1,402	PTC, Inc. *^	50,710
2,252	Red Hat, Inc. *	170,589
7,317	Salesforce.com, Inc. *	488,849
1,704	ServiceNow, Inc. *	134,241
767	Solarwinds, Inc. *	39,301
825	Solera Holdings, Inc.	42,620
1,423	Splunk, Inc. *	84,242
440	Tableau Software, Inc., Class A *	40,709
469	Veeva Systems, Inc., Class A *^	11,974
1,057	VMware, Inc., Class A *^	86,685

Shares		Fair Value
Common Stocks, continued
Software, continued
1,130	Workday, Inc., Class A *	$95,383

		7,226,292

Specialty Retail (4.3%):
138	Aaron’s, Inc. ^	3,907
106	Abercrombie & Fitch Co., Class A ^	2,336
863	Advance Auto Parts, Inc. ^	129,182
810	AutoNation, Inc. *	52,107
389	AutoZone, Inc. *^	265,360
930	Bed Bath & Beyond, Inc. *^	71,401
991	Best Buy Co., Inc.	37,450
70	Cabela’s, Inc., Class A *	3,919
1,791	CarMax, Inc. *^	123,597
829	Chico’s FAS, Inc. ^	14,665
741	CST Brands, Inc.	32,478
205	Dick’s Sporting Goods, Inc.	11,683
262	Foot Locker, Inc.	16,506
74	GameStop Corp., Class A	2,809
2,990	Gap, Inc. (The) ^	129,557
1,089	GNC Holdings, Inc., Class A	53,437
16,298	Home Depot, Inc. (The)	1,851,615
1,034	L Brands, Inc.	97,496
12,141	Lowe’s Cos., Inc.	903,168
214	Michaels Cos., Inc. (The) *^	5,791
269	Murphy USA, Inc. *^	19,468
1,265	O’Reilly Automotive, Inc. *	273,544
234	Penske Automotive Group, Inc.	12,049
2,532	Ross Stores, Inc.	266,772
1,399	Sally Beauty Holdings, Inc. *	48,084
660	Signet Jewelers, Ltd.	91,601
1,337	Tiffany & Co.	117,669
8,346	TJX Cos., Inc. (The)	584,636
1,644	Tractor Supply Co.	139,839
759	Ulta Salon, Cosmetics & Fragrance, Inc. *	114,495
887	Urban Outfitters, Inc. *	40,492
1,122	Williams-Sonoma, Inc.	89,435

		5,606,548

Technology Hardware, Storage & Peripherals (7.1%):
1,309	3D Systems Corp. *^	35,893
71,830	Apple, Inc.	8,937,808
799	Diebold, Inc.	28,333
2,419	EMC Corp.	61,830
197	NCR Corp. *^	5,813
1,342	NetApp, Inc.	47,587
1,215	SanDisk Corp. ^	77,298
347	Stratasys, Ltd. *^	18,315
595	Zebra Technologies Corp., Class A *^	53,975

		9,266,852

Textiles, Apparel & Luxury Goods (1.6%):
650	Carter’s, Inc.	60,106
3,238	Coach, Inc. ^	134,150
428	Deckers Outdoor Corp. *^	31,188
528	Fossil Group, Inc. *	43,534
4,732	Hanesbrands, Inc.	158,569
1,478	Kate Spade & Co. *^	49,350
2,435	Michael Kors Holdings, Ltd. *	160,101
8,324	Nike, Inc., Class B	835,147
849	PVH Corp.	90,469
534	Ralph Lauren Corp.	70,221
2,058	Under Armour, Inc., Class A *^	166,184

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
4,112	V.F. Corp.	$309,675

		2,108,694

Thrifts & Mortgage Finance (0.0%):
248	Nationstar Mortgage Holdings, Inc. *	6,143
1,306	Ocwen Financial Corp. *	10,774

		16,917

Tobacco (1.8%):
22,394	Altria Group, Inc.	1,120,148
4,321	Lorillard, Inc.	282,377
11,002	Philip Morris International, Inc.	828,781
2,778	Reynolds American, Inc. ^	191,432

		2,422,738

Trading Companies & Distributors (0.4%):
81	Air Lease Corp. ^	3,057
3,537	Fastenal Co. ^	146,556
1,225	HD Supply Holdings, Inc. *	38,165
572	MRC Global, Inc. *^	6,778
567	MSC Industrial Direct Co., Inc., Class A ^	40,937
113	NOW, Inc. *	2,445
1,148	United Rentals, Inc. *^	104,652
15	Veritiv Corp. *^	662
695	W.W. Grainger, Inc. ^	163,888

		507,140

Wireless Telecommunication Services (0.1%):
1,536	SBA Communications Corp., Class A *	179,866

Total Common Stocks (Cost $73,863,415)		130,749,949

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.0%):
$15,967,259	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	15,967,259

Total Securities Held as Collateral for Securities on Loan (Cost $15,967,259)		15,967,259

Unaffiliated Investment Company (1.6%):
2,178,027	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,178,027

Total Unaffiliated Investment Company (Cost $2,178,027)		2,178,027

Total Investment Securities (Cost $92,008,701)(c) - 112.1%		148,895,235
Net other assets (liabilities) - (12.1)%		(16,115,375)

Net Assets - 100.0%		$132,779,860

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $15,618,278.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Securities Sold Short (0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Freescale Semiconductor, Ltd.	$(2,609)	$(2,609)	$—

	$(2,609)	$(2,609)	$—

Futures Contracts

Cash of $120,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures	Long	6/19/15	8	$692,720	$902
S&P 500 Index E-Mini June Futures	Long	6/19/15	16	1,648,640	14,411

Total					$15,313

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (2.3%):
3,923	Exelis, Inc.	$95,604
6,386	General Dynamics Corp.	866,772
168	Huntington Ingalls Industries, Inc.	23,545
1,806	L-3 Communications Holdings, Inc.	227,177
4,215	Northrop Grumman Corp.	678,446
1,233	Orbital Atk, Inc.	94,485
6,529	Raytheon Co.	713,293
327	Rockwell Collins, Inc.	31,572
180	Spirit AeroSystems Holdings, Inc., Class A *	9,398
5,845	Textron, Inc.	259,109
837	Triumph Group, Inc. ^	49,986
17,001	United Technologies Corp.	1,992,516
224	Vectrus, Inc. *	5,710

		5,047,613

Air Freight & Logistics (0.3%):
3,514	FedEx Corp.	581,391

Airlines (0.4%):
236	Alaska Air Group, Inc. ^	15,618
158	Copa Holdings SA, Class A	15,953
16,779	Delta Air Lines, Inc.	754,384
1,597	Southwest Airlines Co.	70,747

		856,702

Auto Components (0.4%):
2,510	Gentex Corp. ^	45,933
10,145	Johnson Controls, Inc.	511,714
331	Lear Corp.	36,681
2,320	TRW Automotive Holdings Corp. *	243,252
913	Visteon Corp. *	88,013

		925,593

Automobiles (1.2%):
81,102	Ford Motor Co.	1,308,986
33,492	General Motors Co.	1,255,950

		2,564,936

Banks (10.7%):
3,108	Associated Banc-Corp. ^	57,809
219,607	Bank of America Corp.	3,379,752
933	Bank of Hawaii Corp. ^	57,109
14,984	BB&T Corp.	584,226
561	BOK Financial Corp. ^	34,344
3,822	CIT Group, Inc.	172,449
63,440	Citigroup, Inc.	3,268,429
3,302	Citizens Financial Group, Inc.	79,677
998	City National Corp. ^	88,902
3,805	Comerica, Inc.	171,720
1,775	Commerce Bancshares, Inc. ^	75,118
1,091	Cullen/Frost Bankers, Inc. ^	75,366
2,989	East West Bancorp, Inc.	120,935
17,806	Fifth Third Bancorp	335,643
4,990	First Horizon National Corp. ^	71,307
7,325	First Niagara Financial Group, Inc.	64,753
2,883	First Republic Bank ^	164,590
3,949	Fulton Financial Corp.	48,731
17,339	Huntington Bancshares, Inc. ^	191,596
79,039	JPMorgan Chase & Co.	4,788,183
18,496	KeyCorp	261,903
2,753	M&T Bank Corp. ^	349,631
2,130	PacWest Bancorp	99,876
11,155	PNC Financial Services Group, Inc.	1,040,092

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,149	Popular, Inc. *	$73,904
28,873	Regions Financial Corp.	272,850
75	Signature Bank *	9,719
11,103	SunTrust Banks, Inc.	456,222
965	SVB Financial Group *	122,594
2,932	Synovus Financial Corp.	82,125
3,416	TCF Financial Corp.	53,700
35,875	U.S. Bancorp	1,566,661
99,733	Wells Fargo & Co.	5,425,474
4,129	Zions Bancorp	111,483

		23,756,873

Beverages (0.1%):
217	Constellation Brands, Inc., Class A *	25,218
2,847	Molson Coors Brewing Co., Class B	211,959

		237,177

Biotechnology (0.1%):
420	Alkermes plc *	25,607
222	Alnylam Pharmaceuticals, Inc. *^	23,181
825	Amgen, Inc.	131,876
25	Juno Therapeutics, Inc. *	1,517
206	Myriad Genetics, Inc. *^	7,292

		189,473

Building Products (0.1%):
863	A.O. Smith Corp.	56,665
2,018	Fortune Brands Home & Security, Inc.	95,815
2,447	Owens Corning, Inc. ^	106,199

		258,679

Capital Markets (3.3%):
2,584	Ameriprise Financial, Inc.	338,091
23,816	Bank of New York Mellon Corp. (The)	958,356
1,644	BlackRock, Inc., Class A +	601,441
19,576	Charles Schwab Corp. (The)	595,893
6,045	E*TRADE Financial Corp. *	172,615
530	Federated Investors, Inc., Class B ^	17,962
1,513	Franklin Resources, Inc.	77,647
9,339	Goldman Sachs Group, Inc. (The)	1,755,453
7,673	Invesco, Ltd.	304,541
1,334	Legg Mason, Inc. ^	73,637
32,032	Morgan Stanley	1,143,222
4,951	Northern Trust Corp.	344,837
3,042	NorthStar Asset Management Group, Inc.	71,000
2,613	Raymond James Financial, Inc.	148,366
170	SEI Investments Co.	7,495
8,982	State Street Corp.	660,446
731	TD Ameritrade Holding Corp.	27,237

		7,298,239

Chemicals (1.5%):
4,429	Air Products & Chemicals, Inc. ^	670,020
1,679	Albemarle Corp.	88,718
1,445	Ashland, Inc. ^	183,963
449	Axalta Coating Systems, Ltd. *	12,401
1,276	Cabot Corp.	57,420
2,985	Celanese Corp., Series A	166,742
1,002	CF Industries Holdings, Inc.	284,247

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,324	Cytec Industries, Inc.	$71,549
21,120	Dow Chemical Co. (The)	1,013,339
1,066	E.I. du Pont de Nemours & Co.	76,187
273	Eastman Chemical Co.	18,908
1,232	Huntsman Corp.	27,313
7,006	Mosaic Co. (The)	322,696
810	Rayonier Advanced Materials, Inc. ^	12,069
185	RPM International, Inc.	8,878
1,345	Sigma Aldrich Corp.	185,946
213	W.R. Grace & Co. *	21,059
122	Westlake Chemical Corp.	8,777

		3,230,232

Commercial Services & Supplies (0.6%):
3,651	ADT Corp. (The) ^	151,590
410	Cintas Corp. ^	33,468
353	Clean Harbors, Inc. *	20,043
2,429	Corrections Corp. of America ^	97,792
1,306	Covanta Holding Corp. ^	29,294
409	Iron Mountain, Inc.	14,920
1,761	KAR Auction Services, Inc.	66,795
2,317	Pitney Bowes, Inc.	54,032
3,814	R.R. Donnelley & Sons Co.	73,191
5,562	Republic Services, Inc., Class A	225,595
944	Tyco International plc	40,649
1,024	Waste Connections, Inc.	49,295
8,697	Waste Management, Inc.	471,638

		1,328,302

Communications Equipment (1.7%):
30	Arista Networks, Inc. *	2,116
9,108	Brocade Communications Systems, Inc.	108,066
106,981	Cisco Systems, Inc.	2,944,652
669	EchoStar Corp., Class A *	34,601
1,774	Harris Corp.	139,720
4,758	JDS Uniphase Corp. *^	62,425
6,660	Juniper Networks, Inc.	150,383
3,229	Motorola Solutions, Inc.	215,277

		3,657,240

Construction & Engineering (0.2%):
3,141	Aecom Technology Corp. *^	96,806
1,201	Fluor Corp.	68,649
2,771	Jacobs Engineering Group, Inc. *^	125,138
3,071	KBR, Inc. ^	44,468
3,391	Quanta Services, Inc. *	96,745

		431,806

Construction Materials (0.1%):
2,740	Vulcan Materials Co.	230,982

Consumer Finance (0.8%):
626	Ally Financial, Inc. *	13,133
11,937	Capital One Financial Corp.	940,874
9,726	Discover Financial Services	548,060
8,409	Navient Corp.	170,955
1,678	Santander Consumer USA Holdings, Inc.	38,829
5,857	SLM Corp. ^	54,353
759	Synchrony Financial *^	23,036

		1,789,240

Containers & Packaging (0.3%):
1,072	AptarGroup, Inc. ^	68,093
1,311	Avery Dennison Corp.	69,365

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
2,099	Bemis Co., Inc.	$97,205
648	Greif, Inc., Class A ^	25,447
3,517	MeadWestvaco Corp.	175,393
1,355	Owens-Illinois, Inc. *	31,599
3,007	Rock-Tenn Co., Class A	193,951
2,130	Sonoco Products Co.	96,830

		757,883

Distributors (0.0%):
196	Genuine Parts Co.	18,265

Diversified Consumer Services (0.1%):
2,019	Apollo Group, Inc., Class A *^	38,199
1,342	DeVry, Inc.	44,769
73	Graham Holdings Co., Class B	76,624
1,002	Service Corp. International ^	26,102
291	ServiceMaster Global Holdings, Inc. *	9,821

		195,515

Diversified Financial Services (3.2%):
38,222	Berkshire Hathaway, Inc., Class B *	5,516,199
6,650	CME Group, Inc. ^	629,822
1,869	FNFV Group *	26,353
1,108	Interactive Brokers Group, Inc., Class A	37,694
1,389	IntercontinentalExchange Group, Inc.	324,012
6,455	Leucadia National Corp.	143,882
1,371	MSCI, Inc., Class A	84,056
2,449	NASDAQ OMX Group, Inc. (The)	124,752
2,695	Voya Financial, Inc.	116,181

		7,002,951

Diversified Telecommunication Services (1.9%):
108,397	AT&T, Inc. ^	3,539,162
11,258	CenturyLink, Inc.	388,964
20,998	Frontier Communications Corp. ^	148,036
900	Windstream Holdings, Inc. ^	6,660
269	Zayo Group Holdings, Inc. *^	7,521

		4,090,343

Electric Utilities (2.6%):
10,181	American Electric Power Co., Inc.	572,681
14,770	Duke Energy Corp.	1,134,042
6,820	Edison International	426,045
3,756	Entergy Corp.	291,052
6,616	Eversource Energy	334,240
17,917	Exelon Corp. ^	602,190
8,791	FirstEnergy Corp.	308,212
3,230	Great Plains Energy, Inc.	86,176
2,138	Hawaiian Electric Industries, Inc. ^	68,673
198	ITC Holdings Corp.	7,411
4,172	OGE Energy Corp.	131,877
5,259	Pepco Holdings, Inc.	141,099
2,312	Pinnacle West Capital Corp.	147,390
13,848	PPL Corp.	466,124
18,616	Southern Co. (The)	824,317
2,690	Westar Energy, Inc.	104,264

		5,645,793

Electrical Equipment (0.6%):
2,337	Babcock & Wilcox Co. (The)	74,994

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
9,947	Eaton Corp. plc	$675,798
3,718	Emerson Electric Co. ^	210,514
1,041	Hubbell, Inc., Class B	114,114
934	Regal-Beloit Corp.	74,645
1,144	Roper Industries, Inc.	196,768

		1,346,833

Electronic Equipment, Instruments & Components (0.5%):
2,088	Arrow Electronics, Inc. *^	127,681
2,310	Avnet, Inc.	102,795
1,040	AVX Corp. ^	14,841
20,939	Corning, Inc.	474,896
999	Dolby Laboratories, Inc., Class A	38,122
869	FLIR Systems, Inc.	27,182
3,205	Ingram Micro, Inc., Class A *^	80,510
4,262	Jabil Circuit, Inc. ^	99,646
2,982	Keysight Technologies, Inc. *	110,781
1,793	Knowles Corp. *^	34,551
790	Tech Data Corp. *^	45,638
2,880	Vishay Intertechnology, Inc. ^	39,802

		1,196,445

Energy Equipment & Services (0.7%):
1,045	Atwood Oceanics, Inc. ^	29,375
8,331	Baker Hughes, Inc.	529,686
1,542	Cameron International Corp. *	69,575
1,403	Diamond Offshore Drilling, Inc.	37,586
658	Frank’s International NV	12,305
659	Helmerich & Payne, Inc. ^	44,858
5,602	Nabors Industries, Ltd.	76,467
8,184	National-Oilwell Varco, Inc.	409,118
990	Oil States International, Inc. *	39,372
1,444	Patterson-UTI Energy, Inc.	27,111
2,587	Rowan Cos. plc, Class A	45,816
5,196	Seadrill, Ltd. ^	48,583
630	Seventy Seven Energy, Inc. *	2,615
3,038	Superior Energy Services, Inc.	67,869
1,065	Tidewater, Inc. ^	20,384
978	Unit Corp. *^	27,364

		1,488,084

Food & Staples Retailing (2.6%):
526	Costco Wholesale Corp.	79,686
20,951	CVS Health Corp.	2,162,353
7,650	Sysco Corp.	288,635
4,955	Walgreens Boots Alliance, Inc.	419,589
29,879	Wal-Mart Stores, Inc.	2,457,548
4,349	Whole Foods Market, Inc.	226,496

		5,634,307

Food Products (1.5%):
12,315	Archer-Daniels-Midland Co.	583,731
3,082	Bunge, Ltd.	253,834
1,222	Campbell Soup Co. ^	56,884
8,818	ConAgra Foods, Inc.	322,122
188	Hain Celestial Group, Inc. *^	12,041
1,328	Ingredion, Inc.	103,345
2,171	J.M. Smucker Co. (The)	251,250
464	Kellogg Co.	30,601
35,325	Mondelez International, Inc., Class A	1,274,879
1,140	Pilgrim’s Pride Corp. ^	25,753
1,130	Pinnacle Foods, Inc.	46,115
6,698	Rite AID Corp. *	58,206

Shares		Fair Value
Common Stocks, continued
Food Products, continued
5,638	Tyson Foods, Inc., Class A	$215,935

		3,234,696

Gas Utilities (0.3%):
2,499	AGL Resources, Inc.	124,075
2,099	Atmos Energy Corp.	116,075
1,760	National Fuel Gas Co. ^	106,181
3,658	Questar Corp.	87,280
3,617	UGI Corp.	117,878

		551,489

Health Care Equipment & Supplies (2.6%):
31,366	Abbott Laboratories	1,453,187
1,752	Alere, Inc. *^	85,673
337	Becton, Dickinson & Co.	48,432
25,061	Boston Scientific Corp. *	444,833
259	Cooper Cos., Inc. (The) ^	48,542
2,046	DENTSPLY International, Inc. ^	104,121
170	Halyard Health, Inc. *^	8,364
1,118	Hill-Rom Holdings, Inc. ^	54,782
3,378	Hologic, Inc. *^	111,558
54	Intuitive Surgical, Inc. *	27,272
29,863	Medtronic plc	2,329,015
461	Sirona Dental Systems, Inc. *^	41,485
2,120	St. Jude Medical, Inc.	138,648
2,844	Stryker Corp.	262,359
867	Teleflex, Inc. ^	104,760
3,250	Zimmer Holdings, Inc.	381,940

		5,644,971

Health Care Providers & Services (3.6%):
5,228	Aetna, Inc.	556,939
5,837	Anthem, Inc.	901,291
6,518	Cardinal Health, Inc.	588,380
5,164	CIGNA Corp.	668,428
2,416	Community Health Systems, Inc. *	126,308
2,431	DaVita, Inc. *	197,592
2,054	Express Scripts Holding Co. *	178,226
6,156	HCA Holdings, Inc. *	463,116
1,681	Health Net, Inc. *	101,684
3,226	Humana, Inc.	574,293
1,106	Laboratory Corp. of America Holdings *	139,456
918	LifePoint Hospitals, Inc. *	67,427
720	MEDNAX, Inc. *	52,207
2,075	Omnicare, Inc. ^	159,900
1,617	Patterson Cos., Inc. ^	78,893
3,026	Quest Diagnostics, Inc.	232,548
585	Quintiles Transnational Holdings, Inc. *^	39,177
20,463	UnitedHealth Group, Inc.	2,420,568
1,451	Universal Health Services, Inc., Class B	170,797
1,733	VCA Antech, Inc. *	95,003

		7,812,233

Health Care Technology (0.0%):
2,283	Allscripts Healthcare Solutions, Inc. *	27,305
125	Inovalon Holdings, Inc., Class A	3,776

		31,081

Hotels, Restaurants & Leisure (0.6%):
101	Aramark Holdings Corp.	3,195
8,895	Carnival Corp.	425,537

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
673	Choice Hotels International, Inc. ^	$43,119
2,598	Darden Restaurants, Inc.	180,146
818	Hyatt Hotels Corp., Class A *^	48,442
594	Marriott International, Inc., Class A ^	47,710
7,148	MGM Resorts International *^	150,322
148	Norwegian Cruise Line Holdings, Ltd. *	7,993
3,478	Royal Caribbean Cruises, Ltd.	284,674
2,055	Starwood Hotels & Resorts Worldwide, Inc.	171,593
5,709	Wendy’s Co. (The)	62,228

		1,424,959

Household Durables (0.8%):
6,050	D.R. Horton, Inc. ^	172,304
2,558	Garmin, Ltd.	121,556
153	GoPro, Inc., Class A *	6,642
2,814	Jarden Corp. *	148,861
1,472	Leggett & Platt, Inc. ^	67,844
3,499	Lennar Corp. ^	181,283
1,287	Mohawk Industries, Inc. *	239,060
2,336	Newell Rubbermaid, Inc.	91,268
7,932	PulteGroup, Inc.	176,328
717	Taylor Morrison Home Corp., Class A *	14,949
3,723	Toll Brothers, Inc. *^	146,463
1,479	Whirlpool Corp.	298,847

		1,665,405

Household Products (2.2%):
468	Clorox Co. (The) ^	51,663
2,033	Colgate-Palmolive Co.	140,968
1,292	Energizer Holdings, Inc.	178,361
1,349	Kimberly-Clark Corp.	144,491
53,289	Procter & Gamble Co. (The)	4,366,500

		4,881,983

Independent Power and Renewable Electricity Producers (0.7%):
15,190	AES Corp. (The)	195,192
6,981	Calpine Corp. *	159,655
9,108	NextEra Energy, Inc.	947,687
7,062	NRG Energy, Inc.	177,892

		1,480,426

Industrial Conglomerates (2.8%):
1,343	Carlisle Cos., Inc.	124,402
9,703	Danaher Corp.	823,785
209,417	General Electric Co.	5,195,636

		6,143,823

Insurance (5.5%):
7,049	ACE, Ltd.	785,893
9,471	AFLAC, Inc.	606,239
345	Alleghany Corp. *^	168,015
2,044	Allied World Assurance Co. Holdings AG	82,578
9,054	Allstate Corp. (The)	644,373
1,249	American Financial Group, Inc.	80,123
28,710	American International Group, Inc.	1,573,022
159	American National Insurance Co.	15,644
1,359	Aon plc	130,628
2,662	Arch Capital Group, Ltd. *	163,978
193	Arthur J. Gallagher & Co.	9,023

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,373	Aspen Insurance Holdings, Ltd.	$64,847
1,499	Assurant, Inc.	92,054
3,227	Assured Guaranty, Ltd.	85,161
2,135	Axis Capital Holdings, Ltd.	110,123
2,358	Brown & Brown, Inc.	78,073
4,818	Chubb Corp. (The)	487,100
3,425	Cincinnati Financial Corp.	182,484
576	CNA Financial Corp. ^	23,864
941	Endurance Specialty Holdings, Ltd.	57,533
966	Everest Re Group, Ltd.	168,083
5,801	FNF Group	213,245
10,337	Genworth Financial, Inc., Class A *	75,563
930	Hanover Insurance Group, Inc. (The)	67,499
8,878	Hartford Financial Services Group, Inc. (The)	371,278
2,089	HCC Insurance Holdings, Inc.	118,384
5,522	Lincoln National Corp.	317,294
6,819	Loews Corp.	278,420
293	Markel Corp. *^	225,305
3,752	Marsh & McLennan Cos., Inc.	210,450
2,851	MBIA, Inc. *^	26,514
579	Mercury General Corp. ^	33,437
19,540	MetLife, Inc.	987,747
5,449	Old Republic International Corp. ^	81,408
991	PartnerRe, Ltd.	113,301
6,160	Principal Financial Group, Inc.	316,439
1,246	ProAssurance Corp.	57,204
12,394	Progressive Corp. (The) ^	337,117
9,604	Prudential Financial, Inc.	771,297
1,038	Reinsurance Group of America, Inc. ^	96,731
955	RenaissanceRe Holdings, Ltd.	95,242
920	StanCorp Financial Group, Inc.	63,112
2,759	Torchmark Corp.	151,524
6,723	Travelers Cos., Inc. (The) ^	726,958
5,392	UnumProvident Corp.	181,872
1,753	Validus Holdings, Ltd.	73,801
2,103	W.R. Berkley Corp.	106,223
128	White Mountains Insurance Group, Ltd.	87,619
5,342	XL Group plc, Class B	196,586

		11,990,408

Internet & Catalog Retail (0.1%):
159	HomeAway, Inc. *	4,797
5,142	Liberty Media Corp. - Interactive, Class A *	150,095

		154,892

Internet Software & Services (0.5%):
1,668	AOL, Inc. *	66,069
927	IAC/InterActiveCorp	62,545
386	LendingClub Corp. *	7,585
19,785	Yahoo!, Inc. *	879,147

		1,015,346

IT Services (0.5%):
3,351	Amdocs, Ltd.	182,294
130	Booz Allen Hamilton Holding Corp.	3,762
2,849	Computer Sciences Corp.	185,983
1,927	CoreLogic, Inc. *^	67,965

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
111	DST Systems, Inc.	$12,289
5,278	Fidelity National Information Services, Inc.	359,221
2,994	Genpact, Ltd. *	69,611
1,347	Leidos Holdings, Inc. ^	56,520
735	Paychex, Inc. ^	36,467
684	Teradata Corp. *^	30,192
796	Total System Services, Inc.	30,367

		1,034,671

Leisure Products (0.1%):
373	Hasbro, Inc. ^	23,589
4,535	Mattel, Inc.	103,624
1,318	Vista Outdoor, Inc. *	56,437

		183,650

Life Sciences Tools & Services (0.6%):
5,976	Agilent Technologies, Inc.	248,303
426	Bio-Rad Laboratories, Inc., Class A *	57,587
406	Bio-Techne Corp.	40,718
547	Charles River Laboratories International, Inc. *	43,372
1,907	PerkinElmer, Inc.	97,524
4,893	QIAGEN NV *	123,303
4,969	Thermo Fisher Scientific, Inc.	667,534
225	VWR Corp. *^	5,848

		1,284,189

Machinery (1.6%):
1,848	AGCO Corp. ^	88,039
10,272	Caterpillar, Inc.	822,067
643	Crane Co.	40,130
5,585	Deere & Co. ^	489,749
249	Donaldson Co., Inc. ^	9,390
896	Dover Corp. ^	61,932
119	IDEX Corp.	9,024
5,179	Ingersoll-Rand plc	352,586
1,509	ITT Corp.	60,224
2,098	Joy Global, Inc. ^	82,200
1,642	Kennametal, Inc.	55,319
1,101	Lincoln Electric Holdings, Inc.	71,994
942	Navistar International Corp. *^	27,789
1,633	Oshkosh Corp. ^	79,674
617	PACCAR, Inc.	38,957
1,457	Parker Hannifin Corp. ^	173,062
3,550	Pentair, plc	223,260
1,050	Snap-On, Inc.	154,413
858	SPX Corp.	72,844
2,902	Stanley Black & Decker, Inc.	276,735
2,337	Terex Corp. ^	62,141
1,614	Timken Co.	68,014
790	Trinity Industries, Inc. ^	28,053
481	Valmont Industries, Inc. ^	59,105
1,046	Xylem, Inc.	36,631

		3,443,332

Media (1.9%):
1,030	CBS Corp., Class B	62,449
518	Clear Channel Outdoor Holdings, Inc., Class A	5,242
4,611	Comcast Corp., Class A	260,383
1,186	DISH Network Corp., Class A *	83,091
1,600	DreamWorks Animation SKG, Inc., Class A *	38,720
4,751	Gannett Co., Inc. ^	176,167
925	John Wiley & Sons, Inc., Class A	56,555

Shares		Fair Value
Common Stocks, continued
Media, continued
1,275	Liberty Broadband Corp., Class C *	$72,165
506	Liberty Broadband Corp., Class A *	28,579
1,969	Liberty Media Corp. *^	75,905
3,976	Liberty Media Corp., Class C *	151,883
1,481	Live Nation, Inc. *	37,366
1,290	Madison Square Garden, Inc., Class A *	109,199
10,419	News Corp., Class A *	166,808
1,295	Regal Entertainment Group, Class A ^	29,578
217	Starz—Liberty Capital *	7,467
7,440	Thomson Reuters Corp.	301,766
17,404	Time Warner, Inc.	1,469,593
10,485	Twenty-First Century Fox, Inc.	354,812
5,850	Walt Disney Co. (The) ^	613,607

		4,101,335

Metals & Mining (0.8%):
24,540	Alcoa, Inc. ^	317,057
2,269	Allegheny Technologies, Inc.	68,093
1,050	Carpenter Technology Corp. ^	40,824
3,249	Cliffs Natural Resources, Inc. ^	15,628
21,646	Freeport-McMoRan Copper & Gold, Inc.	410,191
10,441	Newmont Mining Corp.	226,674
6,667	Nucor Corp. ^	316,883
1,628	Reliance Steel & Aluminum Co.	99,438
1,348	Royal Gold, Inc. ^	85,072
4,967	Steel Dynamics, Inc.	99,837
1,536	Tahoe Resources, Inc.	16,835
764	TimkenSteel Corp. ^	20,223
3,022	United States Steel Corp. ^	73,737

		1,790,492

Multiline Retail (0.8%):
785	Big Lots, Inc. ^	37,704
155	Dillard’s, Inc., Class A ^	21,159
1,552	Dollar General Corp. *	116,990
122	Family Dollar Stores, Inc.	9,667
6,172	J.C. Penney Co., Inc. *^	51,907
4,127	Kohl’s Corp. ^	322,938
1,623	Macy’s, Inc. ^	105,349
127	Sears Holdings Corp. *^	5,255
11,895	Target Corp.	976,222

		1,647,191

Multi-Utilities (2.4%):
2,324	Alliant Energy Corp. ^	146,412
5,081	Ameren Corp.	214,418
9,000	CenterPoint Energy, Inc.	183,690
5,645	CMS Energy Corp.	197,067
6,132	Consolidated Edison, Inc.	374,052
11,402	Dominion Resources, Inc. ^	808,061
3,706	DTE Energy Co.	299,037
1,676	Integrys Energy Group, Inc. ^	120,706
4,006	MDU Resources Group, Inc. ^	85,488
6,593	NiSource, Inc.	291,147
9,690	PG&E Corp.	514,248
10,541	Public Service Enterprise Group, Inc.	441,879
2,966	SCANA Corp.	163,100
5,118	Sempra Energy	557,964
4,791	TECO Energy, Inc.	92,945
1,730	Vectren Corp.	76,362

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
4,723	Wisconsin Energy Corp.	$233,789
10,509	Xcel Energy, Inc.	365,818

		5,166,183

Oil, Gas & Consumable Fuels (9.8%):
9,771	Anadarko Petroleum Corp.	809,137
8,037	Apache Corp.	484,872
6,576	California Resources Corp.	50,043
8,493	Chesapeake Energy Corp. ^	120,261
39,756	Chevron Corp.	4,173,586
1,603	Cimarex Energy Co.	184,489
714	Cobalt International Energy, Inc. *	6,719
25,639	ConocoPhillips	1,596,285
4,815	Consol Energy, Inc. ^	134,290
204	CVR Energy, Inc. ^	8,682
7,291	Denbury Resources, Inc. ^	53,151
8,501	Devon Energy Corp.	512,695
1,526	Energen Corp. ^	100,716
729	EP Energy Corp., Class A *^	7,640
292	EQT Corp.	24,198
89,748	Exxon Mobil Corp.	7,628,581
1,015	Golar LNG, Ltd. ^	33,779
338	Gulfport Energy Corp. *^	15,518
5,283	Hess Corp.	358,557
3,401	HollyFrontier Corp.	136,958
20,504	Kinder Morgan, Inc.	862,398
211	Laredo Petroleum Holdings, Inc. *^	2,751
14,152	Marathon Oil Corp.	369,509
1,267	Marathon Petroleum Corp.	129,728
489	Memorial Resource Development Corp. *	8,675
3,758	Murphy Oil Corp. ^	175,123
3,400	Newfield Exploration Co. *	119,306
2,326	Noble Energy, Inc.	113,741
16,407	Occidental Petroleum Corp.	1,197,711
2,037	ONEOK, Inc. ^	98,265
969	PBF Energy, Inc.	32,868
5,613	Peabody Energy Corp.	27,616
6,958	Phillips 66	546,899
3,279	QEP Resources, Inc. ^	68,367
10,226	SandRidge Energy, Inc. *	18,202
13,979	Spectra Energy Corp.	505,620
536	Teekay Shipping Corp.	24,962
1,545	Tesoro Corp.	141,043
2,252	Ultra Petroleum Corp. *^	35,199
8,501	Valero Energy Corp.	540,834
2,236	Whiting Petroleum Corp. *	69,092
1,175	World Fuel Services Corp.	67,539
4,200	WPX Energy, Inc. *^	45,906

		21,641,511

Paper & Forest Products (0.2%):
1,346	Domtar Corp.	62,212
7,663	International Paper Co.	425,220

		487,432

Personal Products (0.0%):
5,464	Avon Products, Inc. ^	43,658
298	Coty, Inc., Class A ^	7,232

		50,890

Pharmaceuticals (7.5%):
22,253	Bristol-Myers Squibb Co.	1,435,319
20,546	Eli Lilly & Co.	1,492,667
3,501	Hospira, Inc. *	307,528
49,806	Johnson & Johnson Co.	5,010,484

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
657	Mallinckrodt plc *	$83,209
52,486	Merck & Co., Inc.	3,016,895
2,267	Perrigo Co. plc	375,302
133,212	Pfizer, Inc.	4,634,445

		16,355,849

Professional Services (0.2%):
502	Dun & Bradstreet Corp.	64,437
1,187	Equifax, Inc.	110,391
1,669	Manpower, Inc.	143,784
1,507	Nielsen Holdings NV	67,167
1,361	Towers Watson & Co., Class A ^	179,904

		565,683

Real Estate Investment Trusts (REITs) (4.8%):
1,494	Alexandria Real Estate Equities, Inc.	146,472
2,342	American Campus Communities, Inc.	100,402
7,390	American Capital Agency Corp.	157,629
3,054	American Homes 4 Rent, Class A	50,544
19,020	American Realty Capital Properties, Inc.	187,347
19,842	Annaly Capital Management, Inc.	206,357
1,375	Apartment Investment & Management Co., Class A	54,120
2,701	AvalonBay Communities, Inc. ^	470,649
4,176	BioMed Realty Trust, Inc.	94,628
2,820	Boston Properties, Inc.	396,154
3,651	Brandywine Realty Trust	58,343
1,067	Brixmor Property Group, Inc.	28,329
1,793	Camden Property Trust	140,087
3,531	CBL & Associates Properties, Inc.	69,914
21,450	Chimera Investment Corp.	67,353
2,239	Columbia Property Trust, Inc. ^	60,498
1,917	Corporate Office Properties Trust	56,321
6,292	DDR Corp.	117,157
2,835	Digital Realty Trust, Inc. ^	186,997
2,990	Douglas Emmett, Inc.	89,132
6,904	Duke Realty Corp.	150,300
2,637	Equity Commonwealth *	70,012
461	Equity Lifestyle Properties, Inc.	25,332
7,532	Equity Residential Property Trust	586,443
1,310	Essex Property Trust, Inc.	301,169
470	Federal Realty Investment Trust ^	69,189
1,466	Gaming & Leisure Properties, Inc.	54,051
11,871	General Growth Properties, Inc.	350,788
9,547	HCP, Inc.	412,526
3,414	Health Care REIT, Inc.	264,107
2,199	Healthcare Trust of America, Inc., Class A	61,264
1,193	Home Properties, Inc.	82,663
3,139	Hospitality Properties Trust	103,556
15,847	Host Hotels & Resorts, Inc.	319,792
1,784	Kilroy Realty Corp. ^	135,887

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
8,597	Kimco Realty Corp.	$230,829
3,095	Liberty Property Trust ^	110,492
3,283	Macerich Co. (The)	276,855
7,597	MFA Financial, Inc.	59,712
1,572	Mid-America Apartment Communities, Inc.	121,468
2,722	National Retail Properties, Inc. ^	111,520
3,958	NorthStar Realty Finance Corp.	71,719
1,948	Omega Healthcare Investors, Inc. ^	79,030
2,635	Outfront Media, Inc.	78,839
2,911	Paramount Group, Inc.	56,182
3,251	Piedmont Office Realty Trust, Inc., Class A ^	60,501
1,903	Plum Creek Timber Co., Inc. ^	82,685
1,144	Post Properties, Inc.	65,128
10,411	ProLogis, Inc.	453,503
232	Public Storage, Inc.	45,736
2,291	Rayonier, Inc. ^	61,765
4,638	Realty Income Corp. ^	239,321
1,935	Regency Centers Corp.	131,657
4,906	Retail Properties of America, Inc., Class A	78,643
4,911	Senior Housing Properties Trust ^	108,975
1,653	Simon Property Group, Inc.	323,393
1,983	SL Green Realty Corp.	254,578
8,349	Spirit Realty Capital, Inc.	100,856
4,630	Starwood Property Trust, Inc. ^	112,509
692	Tanger Factory Outlet Centers, Inc.	24,338
90	Taubman Centers, Inc.	6,942
7,663	Two Harbors Investment Corp.	81,381
5,267	UDR, Inc. ^	179,236
1,520	Urban Edge Properties ^	36,024
3,836	Ventas, Inc.	280,105
3,041	Vornado Realty Trust	340,592
2,561	Weingarten Realty Investors ^	92,145
9,860	Weyerhaeuser Co.	326,859
2,082	WP Carey, Inc.	141,576
3,261	WP Glimcher, Inc.	54,230

		10,604,836

Real Estate Management & Development (0.2%):
3,439	Forest City Enterprises, Inc., Class A *	87,763
439	Howard Hughes Corp. (The) *	68,054
681	Jones Lang LaSalle, Inc.	116,042
1,712	Realogy Holdings Corp. *	77,862

		349,721

Road & Rail (0.7%):
66	AMERCO, Inc.	21,806
1,207	Con-way, Inc. ^	53,265
20,963	CSX Corp.	694,295
592	Genesee & Wyoming, Inc., Class A *	57,092
533	Kansas City Southern Industries, Inc.	54,409
5,088	Norfolk Southern Corp.	523,657
1,115	Ryder System, Inc.	105,802

		1,510,326

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.3%):
4,108	Altera Corp.	$176,274
3,579	Analog Devices, Inc. ^	225,477
8,465	Applied Materials, Inc.	190,970
11,148	Broadcom Corp., Class A	482,653
1,066	Cree, Inc. *^	37,832
1,525	First Solar, Inc. *	91,180
84	Freescale Semiconductor Holdings I, Ltd. *	3,424
93	Freescale Semiconductor, Ltd. *	3,791
95,123	Intel Corp.	2,974,497
317	KLA-Tencor Corp.	18,478
2,492	Lam Research Corp. ^	175,026
8,506	Marvell Technology Group, Ltd.	125,038
511	Maxim Integrated Products, Inc.	17,788
2,742	Micron Technology, Inc. *	74,390
9,769	NVIDIA Corp. ^	204,416
4,463	ON Semiconductor Corp. *	54,047
3,788	SunEdison, Inc. *	90,912
842	Sunpower Corp. Common *	26,363
3,764	Teradyne, Inc.	70,951

		5,043,507

Software (1.7%):
3,469	Activision Blizzard, Inc.	78,833
1,493	Ansys, Inc. *	131,668
1,009	Autodesk, Inc. *	59,168
6,700	CA, Inc. ^	218,487
342	Citrix Systems, Inc. *	21,844
1,544	Electronic Arts, Inc. *	90,810
358	FireEye, Inc. *^	14,052
245	Informatica Corp. *	10,744
60,896	Microsoft Corp.	2,475,726
5,502	Nuance Communications, Inc. *^	78,954
1,981	Rovi Corp. *^	36,074
14,481	Symantec Corp.	338,348
3,236	Synopsys, Inc. *^	149,892
15,167	Zynga, Inc. *	43,226

		3,747,826

Specialty Retail (0.8%):
1,081	Aaron’s, Inc. ^	30,603
1,288	Abercrombie & Fitch Co., Class A ^	28,388
2,729	Ascena Retail Group, Inc. *^	39,598
2,239	Bed Bath & Beyond, Inc. *^	171,899
4,217	Best Buy Co., Inc.	159,360
934	Cabela’s, Inc., Class A *	52,285
1,422	CarMax, Inc. *^	98,132
1,753	Chico’s FAS, Inc. ^	31,011
241	CST Brands, Inc.	10,563
1,658	Dick’s Sporting Goods, Inc.	94,489
1,577	DSW, Inc., Class A	58,160
2,612	Foot Locker, Inc.	164,556
2,149	GameStop Corp., Class A ^	81,576
3,273	L Brands, Inc.	308,611
214	Michaels Cos., Inc. (The) *^	5,791
512	Murphy USA, Inc. *^	37,053
477	Penske Automotive Group, Inc.	24,561
856	Sally Beauty Holdings, Inc. *	29,421
531	Signet Jewelers, Ltd.	73,697

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
13,543	Staples, Inc.	$220,548
592	Urban Outfitters, Inc. *	27,025

		1,747,327

Technology Hardware, Storage & Peripherals (1.6%):
38,523	EMC Corp.	984,648
39,578	Hewlett-Packard Co.	1,233,250
1,305	Lexmark International, Inc., Class A ^	55,254
3,175	NCR Corp. *^	93,694
4,160	NetApp, Inc.	147,514
2,337	SanDisk Corp. ^	148,680
451	Stratasys, Ltd. *^	23,804
4,640	Western Digital Corp.	422,286
24,439	Xerox Corp.	314,041

		3,423,171

Textiles, Apparel & Luxury Goods (0.0%):
207	PVH Corp.	22,058
309	Ralph Lauren Corp.	40,633

		62,691

Thrifts & Mortgage Finance (0.2%):
2,158	BankUnited, Inc.	70,653
11,025	Hudson City Bancorp, Inc.	115,542
55	Nationstar Mortgage Holdings, Inc. *	1,362
9,274	New York Community Bancorp, Inc.	155,154
6,502	People’s United Financial, Inc. ^	98,830
1,604	TFS Financial Corp. ^	23,547

		465,088

Tobacco (0.6%):
2,248	Altria Group, Inc.	112,445
13,566	Philip Morris International, Inc.	1,021,927
1,580	Reynolds American, Inc. ^	108,878

		1,243,250

Trading Companies & Distributors (0.1%):
1,962	Air Lease Corp. ^	74,045
970	GATX Corp. ^	56,241
1,132	MRC Global, Inc. *^	13,414
2,073	NOW, Inc. *	44,860
152	Veritiv Corp. *^	6,708
922	WESCO International, Inc. *	64,439

		259,707

Water Utilities (0.1%):
3,749	American Water Works Co., Inc. ^	203,234
3,704	Aqua America, Inc. ^	97,600

		300,834

Wireless Telecommunication Services (0.1%):
15,154	Sprint Corp. *^	71,830
1,793	Telephone & Data Systems, Inc. ^	44,646
5,562	T-Mobile US, Inc. *	176,260
299	United States Cellular Corp. *^	10,680

		303,416

Total Common Stocks (Cost $150,584,292)		212,606,717

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.0%):
$21,816,687	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$21,816,687

Total Securities Held as Collateral for Securities on Loan (Cost $21,816,687)		21,816,687

Unaffiliated Investment Company (2.6%):
5,677,493	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,677,493

Total Unaffiliated Investment Company (Cost $5,677,493)		5,677,493

Total Investment Securities (Cost $178,078,472)(c) - 109.7%		240,100,897
Net other assets (liabilities) - (9.7)%		(21,165,886)

Net Assets - 100.0%		$218,935,011

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $21,297,532.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $277,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/19/15	62	$6,388,480	$64,547

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (95.1%):
Aerospace & Defense (2.7%):
62,076	Boeing Co. (The) ^	$9,316,366
29,816	General Dynamics Corp.	4,046,926
74,138	Honeywell International, Inc.	7,733,335
7,820	L-3 Communications Holdings, Inc.	983,678
25,426	Lockheed Martin Corp.	5,160,461
18,801	Northrop Grumman Corp.	3,026,209
13,434	Precision Castparts Corp.	2,821,140
29,176	Raytheon Co.	3,187,478
12,557	Rockwell Collins, Inc. ^	1,212,378
26,236	Textron, Inc.	1,163,042
78,306	United Technologies Corp.	9,177,463

		47,828,476

Air Freight & Logistics (0.7%):
13,920	C.H. Robinson Worldwide, Inc. ^	1,019,222
18,346	Expeditors International of Washington, Inc.	883,910
24,948	FedEx Corp.	4,127,647
65,854	United Parcel Service, Inc., Class B	6,383,887

		12,414,666

Airlines (0.5%):
67,917	American Airlines Group, Inc.	3,584,658
78,109	Delta Air Lines, Inc.	3,511,781
64,285	Southwest Airlines Co.	2,847,826

		9,944,265

Auto Components (0.4%):
21,533	BorgWarner, Inc.	1,302,316
27,507	Delphi Automotive plc	2,193,408
25,996	Goodyear Tire & Rubber Co.	703,972
62,286	Johnson Controls, Inc.	3,141,706

		7,341,402

Automobiles (0.7%):
374,696	Ford Motor Co.	6,047,594
128,110	General Motors Co.	4,804,125
20,295	Harley-Davidson, Inc.	1,232,718

		12,084,437

Banks (5.4%):
996,666	Bank of America Corp.	15,338,690
68,222	BB&T Corp.	2,659,976
287,438	Citigroup, Inc.	14,808,806
17,085	Comerica, Inc.	771,046
77,208	Fifth Third Bancorp	1,455,371
76,951	Huntington Bancshares, Inc.	850,309
353,297	JPMorgan Chase & Co.	21,402,732
81,832	KeyCorp	1,158,741
12,549	M&T Bank Corp.	1,593,723
49,341	PNC Financial Services Group, Inc.	4,600,555
127,254	Regions Financial Corp.	1,202,550
49,641	SunTrust Banks, Inc.	2,039,749
168,787	U.S. Bancorp	7,370,928
444,293	Wells Fargo & Co.	24,169,539
19,149	Zions Bancorp ^	517,023

		99,939,738

Beverages (2.0%):
14,766	Brown-Forman Corp., Class B ^	1,334,108
372,373	Coca-Cola Co. (The)	15,099,726
20,562	Coca-Cola Enterprises, Inc.	908,840
15,894	Constellation Brands, Inc., Class A *	1,847,042

Shares		Fair Value
Common Stocks, continued
Beverages, continued
18,484	Dr Pepper Snapple Group, Inc.	$1,450,624
15,136	Molson Coors Brewing Co., Class B	1,126,875
13,835	Monster Beverage Corp. *	1,914,695
140,470	PepsiCo, Inc.	13,431,741

		37,113,651

Biotechnology (2.9%):
19,141	Alexion Pharmaceuticals, Inc. *	3,317,135
71,910	Amgen, Inc.	11,494,814
22,232	Biogen Idec, Inc. *	9,387,240
75,842	Celgene Corp. *^	8,743,066
141,137	Gilead Sciences, Inc. *	13,849,773
6,991	Regeneron Pharmaceuticals, Inc. *	3,156,297
22,919	Vertex Pharmaceuticals, Inc. *	2,703,754

		52,652,079

Building Products (0.1%):
9,077	Allegion plc	555,240
33,123	Masco Corp.	884,384

		1,439,624

Capital Markets (2.1%):
5,173	Affiliated Managers Group, Inc. *	1,111,057
17,295	Ameriprise Financial, Inc.	2,262,878
105,553	Bank of New York Mellon Corp. (The)	4,247,453
12,021	BlackRock, Inc., Class A +	4,397,763
109,237	Charles Schwab Corp. (The)	3,325,174
27,461	E*TRADE Financial Corp. *	784,149
37,112	Franklin Resources, Inc. ^	1,904,588
38,362	Goldman Sachs Group, Inc. (The)	7,210,905
40,898	Invesco, Ltd.	1,623,242
9,611	Legg Mason, Inc. ^	530,527
146,021	Morgan Stanley	5,211,489
20,902	Northern Trust Corp.	1,455,824
39,068	State Street Corp.	2,872,670
24,688	T. Rowe Price Group, Inc.	1,999,234

		38,936,953

Chemicals (2.3%):
18,283	Air Products & Chemicals, Inc. ^	2,765,852
6,341	Airgas, Inc.	672,844
4,540	CF Industries Holdings, Inc.	1,287,907
103,122	Dow Chemical Co. (The)	4,947,794
85,800	E.I. du Pont de Nemours & Co.	6,132,125
14,029	Eastman Chemical Co.	971,649
25,582	Ecolab, Inc.	2,926,069
12,580	FMC Corp.	720,205
7,716	International Flavor & Fragrances, Inc.	905,858
37,528	LyondellBasell Industries NV, Class A	3,294,958
45,846	Monsanto Co.	5,159,509
29,467	Mosaic Co. (The)	1,357,250
12,892	PPG Industries, Inc.	2,907,662
27,366	Praxair, Inc. ^	3,304,171
7,643	Sherwin Williams Co.	2,174,434
11,281	Sigma Aldrich Corp.	1,559,598

		41,087,885

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.4%):
16,403	ADT Corp. (The) ^	$681,053
9,240	Cintas Corp. ^	754,261
17,666	Iron Mountain, Inc.	644,456
19,064	Pitney Bowes, Inc.	444,572
23,788	Republic Services, Inc., Class A	964,841
8,084	Stericycle, Inc. *	1,135,236
39,636	Tyco International plc	1,706,726
40,336	Waste Management, Inc.	2,187,422

		8,518,567

Communications Equipment (1.5%):
483,728	Cisco Systems, Inc.	13,314,614
6,979	F5 Networks, Inc. *	802,166
9,839	Harris Corp.	774,920
34,324	Juniper Networks, Inc.	775,036
18,069	Motorola Solutions, Inc.	1,204,660
156,313	QUALCOMM, Inc.	10,838,743

		27,710,139

Construction & Engineering (0.1%):
14,005	Fluor Corp.	800,526
12,321	Jacobs Engineering Group, Inc. *^	556,416
20,038	Quanta Services, Inc. *	571,684

		1,928,626

Construction Materials (0.1%):
5,905	Martin Marietta Materials, Inc. ^	825,519
12,520	Vulcan Materials Co.	1,055,436

		1,880,955

Consumer Finance (0.8%):
83,057	American Express Co.	6,488,413
52,269	Capital One Financial Corp.	4,119,843
42,381	Discover Financial Services	2,388,169
38,043	Navient Corp.	773,414

		13,769,839

Containers & Packaging (0.2%):
8,617	Avery Dennison Corp.	455,925
13,025	Ball Corp.	920,087
15,804	MeadWestvaco Corp.	788,145
15,831	Owens-Illinois, Inc. *	369,179
20,011	Sealed Air Corp. ^	911,701

		3,445,037

Distributors (0.1%):
14,515	Genuine Parts Co.	1,352,653

Diversified Consumer Services (0.0%):
26,022	H&R Block, Inc. ^	834,526

Diversified Financial Services (1.8%):
172,795	Berkshire Hathaway, Inc., Class B *	24,937,774
29,989	CME Group, Inc.	2,840,258
10,614	IntercontinentalExchange Group, Inc.	2,475,928
29,852	Leucadia National Corp.	665,401
16,849	Moody’s Corp.	1,748,926
11,190	NASDAQ OMX Group, Inc. (The)	570,019

		33,238,306

Diversified Telecommunication Services (2.2%):
491,739	AT&T, Inc. ^	16,055,278
54,054	CenturyLink, Inc.	1,867,566

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
95,129	Frontier Communications Corp. ^	$670,659
27,125	Level 3 Communications, Inc. *	1,460,410
393,712	Verizon Communications, Inc.	19,146,215
56,756	Windstream Holdings, Inc. ^	419,994

		39,620,122

Electric Utilities (1.4%):
46,337	American Electric Power Co., Inc.	2,606,456
66,986	Duke Energy Corp.	5,143,186
30,889	Edison International	1,929,636
17,095	Entergy Corp.	1,324,692
30,007	Eversource Energy ^	1,515,954
81,402	Exelon Corp. ^	2,735,921
39,857	FirstEnergy Corp. ^	1,397,386
23,952	Pepco Holdings, Inc.	642,632
10,525	Pinnacle West Capital Corp.	670,969
62,992	PPL Corp.	2,120,311
86,158	Southern Co. (The)	3,815,076

		23,902,219

Electrical Equipment (0.6%):
22,844	AMETEK, Inc.	1,200,224
44,901	Eaton Corp. plc	3,050,574
64,930	Emerson Electric Co. ^	3,676,337
12,860	Rockwell Automation, Inc.	1,491,631
9,487	Roper Industries, Inc.	1,631,764

		11,050,530

Electronic Equipment, Instruments & Components (0.4%):
29,288	Amphenol Corp., Class A	1,725,942
120,473	Corning, Inc.	2,732,328
13,217	FLIR Systems, Inc.	413,428
38,463	TE Connectivity, Ltd.	2,754,719

		7,626,417

Energy Equipment & Services (1.2%):
41,155	Baker Hughes, Inc.	2,616,635
18,703	Cameron International Corp. *	843,879
6,239	Diamond Offshore Drilling, Inc.	167,143
22,106	Ensco plc, Class A, ADR	465,773
22,097	FMC Technologies, Inc. *	817,810
80,446	Halliburton Co.	3,529,970
10,186	Helmerich & Payne, Inc. ^	693,361
38,846	National-Oilwell Varco, Inc.	1,941,912
23,838	Noble Corp. plc ^	340,407
120,849	Schlumberger, Ltd.	10,083,641
32,049	Transocean, Ltd. ^	470,159

		21,970,690

Food & Staples Retailing (2.4%):
41,674	Costco Wholesale Corp. ^	6,313,403
106,630	CVS Health Corp.	11,005,282
46,512	Kroger Co. (The)	3,565,610
56,058	Sysco Corp.	2,115,068
82,597	Walgreens Boots Alliance, Inc.	6,994,314
149,576	Wal-Mart Stores, Inc.	12,302,627
34,215	Whole Foods Market, Inc.	1,781,917

		44,078,221

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products (1.6%):
60,106	Archer-Daniels-Midland Co.	$2,849,024
17,002	Campbell Soup Co. ^	791,443
40,239	ConAgra Foods, Inc.	1,469,931
57,182	General Mills, Inc.	3,236,501
14,060	Hershey Co. ^	1,418,795
12,783	Hormel Foods Corp.	726,714
9,693	J.M. Smucker Co. (The)	1,121,771
23,876	Kellogg Co.	1,574,622
11,476	Keurig Green Mountain, Inc.	1,282,213
55,741	Kraft Foods Group, Inc.	4,855,877
12,188	McCormick & Co. ^	939,817
19,144	Mead Johnson Nutrition Co.	1,924,546
156,306	Mondelez International, Inc., Class A	5,641,084
27,629	Tyson Foods, Inc., Class A	1,058,191

		28,890,529

Gas Utilities (0.0%):
11,396	AGL Resources, Inc.	565,811

Health Care Equipment & Supplies (2.1%):
142,932	Abbott Laboratories	6,622,040
51,331	Baxter International, Inc.	3,516,174
19,766	Becton, Dickinson & Co.	2,838,179
125,731	Boston Scientific Corp. *	2,231,725
7,095	C.R. Bard, Inc.	1,187,348
13,325	DENTSPLY International, Inc.	678,109
10,201	Edwards Lifesciences Corp. *	1,453,234
3,463	Intuitive Surgical, Inc. *	1,748,919
135,004	Medtronic plc	10,528,962
26,654	St. Jude Medical, Inc.	1,743,172
28,307	Stryker Corp.	2,611,321
9,471	Varian Medical Systems, Inc. *^	891,126
16,041	Zimmer Holdings, Inc.	1,885,138

		37,935,447

Health Care Providers & Services (2.8%):
33,291	Aetna, Inc.	3,546,490
19,769	AmerisourceBergen Corp. ^	2,247,142
25,281	Anthem, Inc.	3,903,639
31,346	Cardinal Health, Inc.	2,829,603
28,786	Cerner Corp. *	2,108,862
24,490	CIGNA Corp.	3,169,986
16,323	DaVita, Inc. *	1,326,733
68,881	Express Scripts Holding Co. *	5,976,804
27,898	HCA Holdings, Inc. *	2,098,767
7,959	Henry Schein, Inc. *^	1,111,236
14,177	Humana, Inc.	2,523,790
9,521	Laboratory Corp. of America Holdings *	1,200,503
22,053	McKesson, Inc.	4,988,389
8,184	Patterson Cos., Inc. ^	399,297
13,664	Quest Diagnostics, Inc. ^	1,050,078
9,256	Tenet Healthcare Corp. *^	458,265
90,373	UnitedHealth Group, Inc.	10,690,222
8,607	Universal Health Services, Inc., Class B	1,013,130

		50,642,936

Hotels, Restaurants & Leisure (1.6%):
42,700	Carnival Corp.	2,042,768
2,944	Chipotle Mexican Grill, Inc. *	1,915,190
11,755	Darden Restaurants, Inc.	815,092
19,654	Marriott International, Inc., Class A ^	1,578,609
91,076	McDonald’s Corp.	8,874,445

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
15,609	Royal Caribbean Cruises, Ltd.	$1,277,597
71,022	Starbucks Corp.	6,725,783
16,270	Starwood Hotels & Resorts Worldwide, Inc.	1,358,545
11,424	Wyndham Worldwide Corp.	1,033,529
7,644	Wynn Resorts, Ltd. ^	962,227
41,042	Yum! Brands, Inc.	3,230,826

		29,814,611

Household Durables (0.4%):
31,308	D.R. Horton, Inc. ^	891,652
11,489	Garmin, Ltd.	545,957
6,453	Harman International Industries, Inc.	862,314
13,024	Leggett & Platt, Inc. ^	600,276
17,033	Lennar Corp. ^	882,480
5,843	Mohawk Industries, Inc. *	1,085,337
25,790	Newell Rubbermaid, Inc.	1,007,615
31,674	PulteGroup, Inc.	704,113
7,394	Whirlpool Corp.	1,494,033

		8,073,777

Household Products (1.7%):
12,405	Clorox Co. (The) ^	1,369,388
80,798	Colgate-Palmolive Co.	5,602,533
34,632	Kimberly-Clark Corp.	3,709,434
255,905	Procter & Gamble Co. (The)	20,968,855

		31,650,210

Independent Power and Renewable Electricity Producers (0.3%):
62,457	AES Corp. (The)	802,572
41,995	NextEra Energy, Inc.	4,369,580
32,151	NRG Energy, Inc.	809,884

		5,982,036

Industrial Conglomerates (2.1%):
60,149	3M Co.	9,921,578
58,153	Danaher Corp.	4,937,190
953,647	General Electric Co.	23,659,981

		38,518,749

Insurance (2.6%):
31,019	ACE, Ltd.	3,458,308
41,591	AFLAC, Inc.	2,662,240
39,461	Allstate Corp. (The)	2,808,439
130,053	American International Group, Inc.	7,125,604
26,557	Aon plc	2,552,659
6,717	Assurant, Inc.	412,491
21,876	Chubb Corp. (The)	2,211,664
13,982	Cincinnati Financial Corp.	744,961
46,741	Genworth Financial, Inc., Class A *	341,677
39,890	Hartford Financial Services Group, Inc. (The)	1,668,200
24,296	Lincoln National Corp. ^	1,396,048
28,352	Loews Corp.	1,157,612
51,281	Marsh & McLennan Cos., Inc.	2,876,351
105,889	MetLife, Inc.	5,352,689
25,770	Principal Financial Group, Inc.	1,323,805
50,702	Progressive Corp. (The)	1,379,094
43,021	Prudential Financial, Inc.	3,455,017
12,269	Torchmark Corp.	673,813
30,453	Travelers Cos., Inc. (The)	3,292,883

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
23,806	UnumProvident Corp.	$802,976
24,445	XL Group plc, Class B	899,576

		46,596,107

Internet & Catalog Retail (1.3%):
36,077	Amazon.com, Inc. *	13,424,251
9,345	Expedia, Inc.	879,645
5,730	Netflix, Inc. *	2,387,634
4,922	Priceline Group, Inc. (The) *	5,729,946
10,499	TripAdvisor, Inc. *	873,202

		23,294,678

Internet Software & Services (3.2%):
16,878	Akamai Technologies, Inc. *	1,199,098
104,345	eBay, Inc. *	6,018,620
5,340	Equinix, Inc.	1,243,419
198,891	Facebook, Inc., Class A *	16,351,823
27,112	Google, Inc., Class C *	14,857,376
27,056	Google, Inc., Class A *	15,007,962
9,968	VeriSign, Inc. *	667,557
82,498	Yahoo!, Inc. *	3,665,799

		59,011,654

IT Services (3.1%):
59,473	Accenture plc, Class A ^	5,572,025
5,951	Alliance Data Systems Corp. *	1,762,984
45,026	Automatic Data Processing, Inc.	3,856,027
57,672	Cognizant Technology Solutions Corp., Class A *	3,598,156
13,308	Computer Sciences Corp.	868,746
27,038	Fidelity National Information Services, Inc.	1,840,206
22,619	Fiserv, Inc. *	1,795,949
87,166	International Business Machines Corp. ^	13,990,142
92,504	MasterCard, Inc., Class A	7,991,421
30,839	Paychex, Inc. ^	1,530,077
13,755	Teradata Corp. *^	607,146
15,765	Total System Services, Inc.	601,435
185,024	Visa, Inc., Class A ^	12,102,420
49,309	Western Union Co. ^	1,026,120

		57,142,854

Leisure Products (0.1%):
10,739	Hasbro, Inc. ^	679,134
32,242	Mattel, Inc.	736,730

		1,415,864

Life Sciences Tools & Services (0.4%):
31,694	Agilent Technologies, Inc.	1,316,886
10,608	PerkinElmer, Inc.	542,493
37,599	Thermo Fisher Scientific, Inc.	5,051,049
7,896	Waters Corp. *	981,631

		7,892,059

Machinery (1.4%):
57,464	Caterpillar, Inc.	4,598,845
15,960	Cummins, Inc.	2,212,694
32,171	Deere & Co. ^	2,821,075
15,679	Dover Corp.	1,083,732
12,901	Flowserve Corp.	728,777
33,080	Illinois Tool Works, Inc.	3,213,392
24,953	Ingersoll-Rand plc	1,698,800
9,217	Joy Global, Inc. ^	361,122
33,557	PACCAR, Inc.	2,118,789
10,060	Pall Corp. ^	1,009,923

Shares		Fair Value
Common Stocks, continued
Machinery, continued
13,499	Parker Hannifin Corp. ^	$1,603,411
17,288	Pentair, plc	1,087,242
5,513	Snap-On, Inc.	810,742
14,838	Stanley Black & Decker, Inc.	1,414,952
17,102	Xylem, Inc.	598,912

		25,362,408

Media (3.4%):
20,587	Cablevision Systems Corp., Class A	376,742
43,352	CBS Corp., Class B	2,628,432
240,793	Comcast Corp., Class A	13,597,581
47,567	DIRECTV, Inc., Class A *	4,047,952
25,779	Discovery Communications, Inc., Class C *	759,836
13,934	Discovery Communications, Inc., Class A *^	428,610
21,287	Gannett Co., Inc. ^	789,322
39,760	Interpublic Group of Cos., Inc. (The)	879,491
25,891	McGraw-Hill Cos., Inc. (The)	2,677,129
47,465	News Corp., Class A *	759,915
23,506	Omnicom Group, Inc.	1,832,998
9,233	Scripps Networks Interactive, Class A ^	633,014
26,630	Time Warner Cable, Inc.	3,991,304
78,701	Time Warner, Inc.	6,645,512
173,268	Twenty-First Century Fox, Inc.	5,863,389
34,605	Viacom, Inc., Class B	2,363,522
148,142	Walt Disney Co. (The) ^	15,538,615

		63,813,364

Metals & Mining (0.3%):
115,606	Alcoa, Inc. ^	1,493,630
10,327	Allegheny Technologies, Inc.	309,913
98,420	Freeport-McMoRan Copper & Gold, Inc.	1,865,058
47,129	Newmont Mining Corp.	1,023,171
30,253	Nucor Corp. ^	1,437,925

		6,129,697

Multiline Retail (0.8%):
28,739	Dollar General Corp. *	2,166,346
19,500	Dollar Tree, Inc. *	1,582,328
9,076	Family Dollar Stores, Inc.	719,182
19,129	Kohl’s Corp. ^	1,496,844
32,275	Macy’s, Inc.	2,094,970
13,314	Nordstrom, Inc.	1,069,380
60,327	Target Corp.	4,951,037

		14,080,087

Multi-Utilities (1.2%):
23,020	Ameren Corp.	971,444
40,653	CenterPoint Energy, Inc.	829,728
25,950	CMS Energy Corp.	905,915
27,801	Consolidated Edison, Inc.	1,695,861
55,693	Dominion Resources, Inc.	3,946,962
16,765	DTE Energy Co.	1,352,768
7,603	Integrys Energy Group, Inc. ^	547,568
29,964	NiSource, Inc.	1,323,210
44,997	PG&E Corp.	2,387,990
47,971	Public Service Enterprise Group, Inc.	2,010,944
13,432	SCANA Corp.	738,626
21,892	Sempra Energy	2,386,666
22,052	TECO Energy, Inc.	427,809
21,382	Wisconsin Energy Corp.	1,058,409

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
47,949	Xcel Energy, Inc.	$1,669,105

		22,253,005

Oil, Gas & Consumable Fuels (6.5%):
47,966	Anadarko Petroleum Corp.	3,972,064
35,658	Apache Corp.	2,151,247
38,966	Cabot Oil & Gas Corp. ^	1,150,666
48,978	Chesapeake Energy Corp. ^	693,528
178,167	Chevron Corp.	18,703,972
8,298	Cimarex Energy Co.	955,017
116,577	ConocoPhillips	7,258,084
21,728	Consol Energy, Inc. ^	605,994
36,614	Devon Energy Corp.	2,208,190
51,902	EOG Resources, Inc.	4,758,894
14,294	EQT Corp.	1,184,544
397,492	Exxon Mobil Corp.	33,786,821
23,023	Hess Corp.	1,562,571
161,408	Kinder Morgan, Inc.	6,788,820
63,925	Marathon Oil Corp.	1,669,082
25,876	Marathon Petroleum Corp.	2,649,444
15,712	Murphy Oil Corp.	732,179
15,147	Newfield Exploration Co. *	531,508
36,588	Noble Energy, Inc.	1,789,153
73,018	Occidental Petroleum Corp.	5,330,314
19,642	ONEOK, Inc. ^	947,530
51,502	Phillips 66	4,048,057
14,103	Pioneer Natural Resources Co.	2,305,982
15,602	QEP Resources, Inc.	325,302
16,058	Range Resources Corp. ^	835,658
36,309	Southwestern Energy Co. *^	842,006
63,554	Spectra Energy Corp.	2,298,748
11,959	Tesoro Corp.	1,091,737
48,791	Valero Energy Corp.	3,104,083
63,715	Williams Cos., Inc. (The)	3,223,342

		117,504,537

Paper & Forest Products (0.1%):
40,038	International Paper Co.	2,221,709

Personal Products (0.1%):
21,194	Estee Lauder Co., Inc. (The), Class A	1,762,493

Pharmaceuticals (6.0%):
151,061	AbbVie, Inc.	8,843,111
36,994	Actavis plc *	11,010,219
157,462	Bristol-Myers Squibb Co.	10,156,299
92,797	Eli Lilly & Co.	6,741,702
16,790	Endo International plc *	1,506,063
16,211	Hospira, Inc. *	1,423,974
263,481	Johnson & Johnson Co.	26,506,189
11,015	Mallinckrodt plc *	1,395,050
268,949	Merck & Co., Inc.	15,459,189
35,450	Mylan NV *	2,103,958
13,333	Perrigo Co. plc	2,207,278
580,774	Pfizer, Inc.	20,205,127
47,483	Zoetis, Inc.	2,197,988

		109,756,147

Professional Services (0.2%):
3,425	Dun & Bradstreet Corp.	439,633
11,443	Equifax, Inc. ^	1,064,199
29,904	Nielsen Holdings NV	1,332,822
12,947	Robert Half International, Inc.	783,552

		3,620,206

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (2.4%):
40,013	American Tower Corp.	$3,767,224
14,737	Apartment Investment & Management Co., Class A ^	580,048
12,502	AvalonBay Communities, Inc. ^	2,178,474
14,512	Boston Properties, Inc.	2,038,646
31,621	Crown Castle International Corp.	2,609,997
34,449	Equity Residential Property Trust	2,682,199
6,160	Essex Property Trust, Inc.	1,416,184
59,547	General Growth Properties, Inc.	1,759,614
43,499	HCP, Inc.	1,879,592
33,078	Health Care REIT, Inc.	2,558,914
71,838	Host Hotels & Resorts, Inc. ^	1,449,691
38,964	Kimco Realty Corp.	1,046,183
13,335	Macerich Co. (The)	1,124,541
16,643	Plum Creek Timber Co., Inc. ^	723,138
48,465	ProLogis, Inc.	2,111,135
13,742	Public Storage, Inc.	2,709,098
29,434	Simon Property Group, Inc.	5,758,467
9,325	SL Green Realty Corp.	1,197,144
30,306	Ventas, Inc.	2,212,944
16,537	Vornado Realty Trust	1,852,144
49,610	Weyerhaeuser Co.	1,644,572

		43,299,949

Real Estate Management & Development (0.1%):
26,490	CBRE Group, Inc. *	1,025,428

Road & Rail (0.9%):
94,164	CSX Corp.	3,118,712
10,429	Kansas City Southern Industries, Inc.	1,064,592
29,131	Norfolk Southern Corp.	2,998,163
5,007	Ryder System, Inc.	475,114
83,511	Union Pacific Corp.	9,045,076

		16,701,657

Semiconductors & Semiconductor Equipment (2.3%):
28,835	Altera Corp.	1,237,310
29,406	Analog Devices, Inc. ^	1,852,578
116,316	Applied Materials, Inc.	2,624,089
24,293	Avago Technologies, Ltd.	3,084,725
51,590	Broadcom Corp., Class A	2,233,589
7,098	First Solar, Inc. *	424,389
448,786	Intel Corp.	14,033,539
15,638	KLA-Tencor Corp.	911,539
15,057	Lam Research Corp.	1,057,528
22,557	Linear Technology Corp.	1,055,668
19,108	Microchip Technology, Inc. ^	934,381
102,030	Micron Technology, Inc. *^	2,768,074
49,009	NVIDIA Corp. ^	1,025,513
18,048	Skyworks Solutions, Inc. ^	1,773,938
99,228	Texas Instruments, Inc.	5,674,353
25,050	Xilinx, Inc.	1,059,615

		41,750,828

Software (3.4%):
45,060	Adobe Systems, Inc. *	3,331,736
21,486	Autodesk, Inc. *	1,259,939
30,193	CA, Inc. ^	984,594
15,248	Citrix Systems, Inc. *	973,890

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
29,354	Electronic Arts, Inc. *	$1,726,456
26,223	Intuit, Inc.	2,542,582
777,396	Microsoft Corp.	31,605,034
303,774	Oracle Corp.	13,107,848
17,381	Red Hat, Inc. *	1,316,611
57,294	Salesforce.com, Inc. *	3,827,812
65,225	Symantec Corp.	1,523,982

		62,200,484

Specialty Retail (2.4%):
7,076	AutoNation, Inc. *	455,199
3,035	AutoZone, Inc. *^	2,070,356
17,581	Bed Bath & Beyond, Inc. *^	1,349,781
27,657	Best Buy Co., Inc.	1,045,158
19,901	CarMax, Inc. *^	1,373,368
10,283	GameStop Corp., Class A	390,343
25,277	Gap, Inc. (The) ^	1,095,252
124,893	Home Depot, Inc. (The)	14,189,094
23,286	L Brands, Inc.	2,195,637
92,142	Lowe’s Cos., Inc.	6,854,443
9,608	O’Reilly Automotive, Inc. *	2,077,634
19,614	Ross Stores, Inc.	2,066,531
60,435	Staples, Inc.	984,184
10,611	Tiffany & Co.	933,874
64,693	TJX Cos., Inc. (The)	4,531,745
12,941	Tractor Supply Co.	1,100,761
9,591	Urban Outfitters, Inc. *	437,829

		43,151,189

Technology Hardware, Storage & Peripherals (4.7%):
551,957	Apple, Inc.	68,680,010
188,392	EMC Corp.	4,815,300
172,233	Hewlett-Packard Co.	5,366,780
29,524	NetApp, Inc.	1,046,921
20,185	SanDisk Corp. ^	1,284,170
30,995	Seagate Technology plc ^	1,612,670
20,643	Western Digital Corp.	1,878,719
99,062	Xerox Corp.	1,272,947

		85,957,517

Textiles, Apparel & Luxury Goods (0.9%):
26,106	Coach, Inc. ^	1,081,572
4,259	Fossil Group, Inc. *	351,155
37,898	Hanesbrands, Inc.	1,269,962
19,024	Michael Kors Holdings, Ltd. *	1,250,828
66,284	Nike, Inc., Class B	6,650,273
7,832	PVH Corp.	834,578
5,725	Ralph Lauren Corp.	752,838
15,844	Under Armour, Inc., Class A *^	1,279,403
32,442	V.F. Corp.	2,443,206

		15,913,815

Thrifts & Mortgage Finance (0.1%):
45,460	Hudson City Bancorp, Inc.	476,421
29,090	People’s United Financial, Inc. ^	442,168

		918,589

Tobacco (1.4%):
186,614	Altria Group, Inc.	9,334,432
34,099	Lorillard, Inc.	2,228,370
146,588	Philip Morris International, Inc.	11,042,474
29,187	Reynolds American, Inc.	2,011,276

		24,616,552

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.2%):
25,803	Fastenal Co. ^	$1,069,147
9,146	United Rentals, Inc. *^	833,749
5,742	W.W. Grainger, Inc. ^	1,354,022

		3,256,918

Total Common Stocks (Cost $1,029,491,141)		1,734,433,924

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.0%):
$144,969,244	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	144,969,244

Total Securities Held as Collateral for Securities on Loan (Cost $144,969,244)		144,969,244

Unaffiliated Investment Company (4.8%):
86,734,967	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	86,734,967

Total Unaffiliated Investment Company (Cost $86,734,967)		86,734,967

Total Investment Securities (Cost $1,261,195,352)(c) - 107.9%		1,966,138,135
Net other assets (liabilities) - (7.9)%		(144,686,656)

Net Assets - 100.0%		$1,821,451,479

Percentages indicated are based on net assets as of March 31, 2015.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $141,834,019.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/19/15	849	$87,480,960	$551,708

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (0.4%):
32,700	Embraer SA, ADR	$1,005,525

Auto Components (0.5%):
5,610	Hyundai Mobis Co., Ltd.	1,246,723

Automobile Manufacturers (0.4%):
1,586,000	PT Astra International TbK	1,039,180

Automobiles (6.3%):
1,572,000	Brilliance China Automotive Holdings, Ltd.	3,019,754
426,200	Chongqing Changan Automobile Co., Ltd., Class B	1,163,853
29,982	Hero MotoCorp, Ltd.	1,263,599
32,412	Hyundai Motor Co.	4,923,749
52,547	Maruti Suzuki India, Ltd.	3,102,503
277,129	Tata Motors, Ltd.	2,436,601

		15,910,059

Banks (20.2%):
703,758	Akbank T.A.S.	2,072,665
594,705	Axis Bank, Ltd.	5,323,859
176,572	Banco Bradesco SA, ADR ^	1,638,584
10,263,832	China Construction Bank	8,529,683
3,524,597	Chinatrust Financial Holding Co., Ltd.	2,343,347
150,045	Commercial International Bank Egypt SAE	1,106,965
44,017	Commercial International Bank Egypt SAE, GDR	308,999
111,499	DGB Financial Group, Inc.	1,216,316
213,300	Grupo Financiero Banorte SAB de C.V.	1,236,903
25,336	Grupo Financiero Inbursa SAB de C.V., Class O	63,858
79,810	Hana Financial Holdings	2,068,642
293,634	HDFC Bank, Ltd.	4,798,841
3,140,385	Industrial & Commercial Bank of China	2,318,243
335,655	Itau Unibanco Banco Multiplo SA, ADR ^	3,712,345
394,000	Kasikornbank Public Co., Ltd.	2,773,624
2,380	Komercni Banka AS	514,482
349,092	National Bank of Greece SA *	411,953
65,797	OTP Bank Nyrt	1,250,501
114,665	Powszechna Kasa Oszczednosci Bank Polski SA	1,029,608
2,081,000	PT Bank Mandiri Tbk	1,983,954
38,336	Qatar National Bank	2,037,357
25,570	Shinhan Financial Group Co., Ltd.	967,059
468,356	Turkiye Garanti Bankasi AS	1,538,046
522,508	Turkiye Is Bankasi AS, Class C	1,180,798

		50,426,632

Beverages (1.2%):
334,365	Ambev SA, ADR	1,925,942
14,217	Fomento Economico Mexicano SAB de C.V., ADR *	1,329,290

		3,255,232

Chemicals (1.7%):
10,460	LG Chem, Ltd.	2,131,230
38,255	Samsung C&T Corp.	2,048,636

		4,179,866

Construction Materials (0.4%):
100,464	Cemex SAB de C.V., ADR *	951,394

Diversified Financial Services (1.5%):
25,470	Bank Pekao SA	1,236,336

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
526,664	Firstrand, Ltd.	$2,426,679

		3,663,015

Diversified Telecommunication Services (0.4%):
50,610	Hellenic Telecommunications Organization SA (OTE) *	448,595
3,375,800	PT Telekomunikasi Indonesia Tbk	745,592

		1,194,187

Electric Utilities (0.4%):
26,680	Korea Electric Power Corp., Ltd.	1,106,455

Electrical Equipment (0.5%):
186,000	Zhuzhou CSR Times Electric Co., Ltd.	1,218,654

Electronic Equipment, Instruments & Components (3.1%):
308,000	AAC Technologies Holdings, Inc. ^	1,894,980
2,046,480	Hon Hai Precision Industry Co., Ltd.	5,991,931

		7,886,911

Food & Staples Retailing (0.8%):
21,124	Bim Birlesik Magazalar AS	374,905
14,431	Magnit PJSC, GDR	736,703
259,325	Wal-Mart de Mexico SAB de C.V.	646,306

		1,757,914

Food Products (0.2%):
136,508	Grupo Bimbo SAB de C.V., Series A *	385,862
115	Orion Corp.	120,060

		505,922

Health Care Equipment & Supplies (0.5%):
47,347	Mindray Medical International, Ltd., ADR	1,294,940

Hotels, Resorts & Cruise Lines (0.3%):
697,900	Minor International pcl	750,891

Hotels, Restaurants & Leisure (1.1%):
34,779	Yum! Brands, Inc.	2,737,803

Household Durables (0.8%):
23,011	Coway Co., Ltd.	1,898,221

Independent Power and Renewable Electricity Producers (0.7%):
1,496,000	China Longyuan Power Group Corp.	1,629,055

Industrial Conglomerates (1.8%):
454,931	KOC Holdings AS	2,075,431
18,803	LG Corp.	1,039,149
77,000	SM Investments Corp.	1,549,821

		4,664,401

Insurance (7.8%):
829,400	AIA Group, Ltd.	5,198,436
177,400	BB Seguridade Participacoes SA	1,818,646
1,708,781	Cathay Financial Holding Co., Ltd.	2,730,991
854,000	China Life Insurance Co., Ltd.	3,755,579
887,000	China Pacific Insurance Group Co., Ltd., Class H	4,225,373

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
11,286	Powszechny Zaklad Ubezpieczen SA	$1,457,508
1,699	Samsung Life Insurance Co., Ltd.	148,119

		19,334,652

Internet Software & Services (6.6%):
7,913	Baidu, Inc., ADR *	1,649,069
4,423	NHN Corp.	2,675,652
640,000	Tencent Holdings, Ltd.	12,099,356

		16,424,077

IT Services (3.6%):
108,500	Cielo SA	1,553,692
31,322	Infosys Technologies-SP, ADR ^	1,098,776
70,084	Infosys, Ltd.	2,480,527
96,215	Tata Consultancy Services, Ltd.	3,923,909

		9,056,904

Machinery (0.9%):
22,535	Iochpe-Maxion SA	70,274
94,500	WEG SA	946,866
292,799	Weichai Power Co., Ltd., Class H	1,130,514

		2,147,654

Media (1.4%):
22,929	Naspers, Ltd.	3,538,016

Metals & Mining (1.5%):
101,414	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,800,099
4,861	POSCO	1,071,506
165,800	Vale SA, ADR ^	936,770
26,000	Vale SA, ADR	126,100

		3,934,475

Multiline Retail (1.1%):
10,576	Hyundai Department Store Co., Ltd.	1,420,685
175,820	Woolworths Holdings, Ltd.	1,249,847

		2,670,532

Oil, Gas & Consumable Fuels (5.9%):
8,408,400	China Petroleum & Chemical Corp. (Sinopec), H Shares	6,707,317
51,500	Enersis SA, ADR	837,390
43,735	LUKOIL, ADR	2,008,748
143,705	OAO Gazprom, GDR	677,569
91,600	PTT pcl	909,524
40,216	Reliance Industries, Ltd.	530,466
60,915	Tupras-Turkiye Petrol Rafine	1,445,779
73,942	Ultrapar Participacoes SA	1,504,702

		14,621,495

Packaged Foods & Meats (0.2%):
244,000	Tingyi (Caymen Is) Holding Corp.	525,589

Personal Products (1.1%):
871	Amorepacific Corp.	2,634,515

Pharmaceuticals (1.3%):
29,306	Aspen Pharmacare Holdings, Ltd.	928,584
70,742	Lupin, Ltd.	2,278,020

		3,206,604

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (2.5%):
1,910,500	Ayala Land, Inc.	$1,645,877
78,000	BR Malls Participacoes SA	415,094
2,219,624	Emaar Properties PJSC	3,964,472

		6,025,443

Semiconductors & Semiconductor Equipment (12.7%):
2,301,000	Advanced Semiconductor Engineering, Inc.	3,107,472
10,750	Samsung Electronics Co., Ltd.	13,965,695
78,631	SK Hynix, Inc.	3,229,032
2,444,110	Taiwan Semiconductor Manufacturing Co., Ltd.	11,367,045

		31,669,244

Specialty Retail (0.7%):
1,404,000	Belle International Holdings, Ltd.	1,637,565

Technology Hardware, Storage & Peripherals (1.2%):
295,000	Catcher Technology Co., Ltd.	3,092,856

Textiles, Apparel & Luxury Goods (0.4%):
75,960	Eclat Textile Co., Ltd.	999,122

Transportation Infrastructure (0.6%):
278,956	Companhia de Concessoes Rodoviarias	1,443,434

Wireless Telecommunication Services (5.7%):
220,800	Advanced Info Service pcl	1,608,657
463,500	China Mobile, Ltd.	6,041,899
10,013	SK Telecom Co., Ltd.	2,459,919
670,000	Taiwan Mobile Co., Ltd.	2,345,054
393,111	Turkcell Iletisim Hizmetleri AS *	2,020,417

		14,475,946

Total Common Stocks (Cost $199,766,184)		245,761,103

Preferred Stocks (0.6%):
Food & Staples Retailing (0.5%):
41,000	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares	1,226,518

Metals & Mining (0.1%):
37,100	Vale SA, Preferred Shares, ADR	179,935

Total Preferred Stocks (Cost $2,266,011)		1,406,453

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.7%):
$9,118,242	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	9,118,242

Total Securities Held as Collateral for Securities on Loan (Cost $9,118,242)		9,118,242

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.4%):
1,071,606	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$1,071,606

Total Unaffiliated Investment Company (Cost $1,071,606)		1,071,606

Total Investment Securities (Cost $212,222,043)(c) - 103.1%		257,357,404
Net other assets (liabilities) - (3.1)%		(7,816,925)

Net Assets - 100.0%		$249,540,479

Percentages indicated are based on net assets as of March 31, 2015.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $8,424,443.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Brazil	7.1%
Cayman Islands	2.5%
Chile	0.3%
China	13.9%
Czech Republic	0.2%
Egypt	0.6%
Greece	0.3%
Hong Kong	6.9%
Hungary	0.5%
India	10.6%
Indonesia	1.5%
Korea, Republic Of	3.1%
Mexico	1.8%
Philippines	1.2%
Poland	1.4%
Qatar	0.8%
Republic of Korea (South)	15.0%
Russian Federation	2.0%
South Africa	3.2%
Switzerland	1.6%
Taiwan	12.5%
Thailand	2.3%
Turkey	4.2%
United Arab Emirates	1.5%
United States	5.0%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (1.9%):
20,796	AAR Corp. ^	$638,437
11,083	Aerovironment, Inc. *^	293,810
4,167	American Science & Engineering, Inc.	203,600
12,001	Cubic Corp. ^	621,292
26,328	Curtiss-Wright Corp.	1,946,692
9,526	Engility Holdings, Inc. *^	286,161
34,578	Gencorp, Inc. *^	801,864
21,940	Moog, Inc., A *	1,646,597
2,681	National Presto Industries, Inc. ^	169,949
29,149	TASER International, Inc. *^	702,782

		7,311,184

Air Freight & Logistics (0.7%):
13,606	Atlas Air Worldwide Holdings *	585,330
16,789	Forward Air Corp. ^	911,643
18,886	Hub Group, Inc., A *^	742,031
50,374	UTI Worldwide, Inc. *^	619,600

		2,858,604

Airlines (0.6%):
7,476	Allegiant Travel Co. ^	1,437,560
27,424	Republic Airways Holdings, Inc. *	377,080
27,885	SkyWest, Inc. ^	407,400

		2,222,040

Auto Components (0.6%):
16,740	Dorman Products, Inc. *^	832,814
13,116	Drew Industries, Inc.	807,159
11,318	Standard Motor Products, Inc.	478,299
12,329	Superior Industries International, Inc. ^	233,388

		2,351,660

Automobiles (0.1%):
14,861	Winnebago Industries, Inc. ^	315,945

Banks (7.9%):
38,739	Bank of the Ozarks, Inc.	1,430,630
10,612	Banner Corp.	487,091
43,856	BBCN Bancorp, Inc. ^	634,596
45,893	Boston Private Financial Holdings, Inc.	557,600
17,694	Cardinal Financial Corp.	353,526
14,776	Central Pacific Financial Corp. ^	339,405
8,404	City Holding Co. ^	395,240
29,436	Columbia Banking System, Inc. ^	852,761
22,633	Community Bank System, Inc. ^	800,982
53,194	CVB Financial Corp. ^	847,912
95,626	F.N.B. Corp. ^	1,256,526
57,644	First Bancorp *	357,393
50,262	First Commonwealth Financial Corp.	452,358
33,857	First Financial Bancorp	602,993
35,403	First Financial Bankshares, Inc. ^	978,539
42,899	First Midwest Bancorp, Inc.	745,156
41,359	Glacier Bancorp, Inc. ^	1,040,179
17,712	Hanmi Financial Corp.	374,609
32,388	Home Bancshares, Inc. ^	1,097,629
14,363	Independent Bank Corp. ^	630,105

Shares		Fair Value
Common Stocks, continued
Banks, continued
20,077	LegacyTexas Financial Group, Inc.	$456,350
35,252	MB Financial, Inc.	1,103,740
76,993	National Penn Bancshares, Inc. ^	829,215
24,230	NBT Bancorp, Inc. ^	607,204
25,163	Ofg BanCorp ^	410,660
59,884	Old National Bancorp ^	849,754
17,895	Pinnacle Financial Partners, Inc. ^	795,612
38,858	PrivateBancorp, Inc.	1,366,636
15,610	S & T Bancorp, Inc. ^	443,012
8,580	Simmons First National Corp., Class A ^	390,133
12,277	Southside Bancshares, Inc.	352,227
49,789	Sterling BanCorp/de	667,670
100,123	Susquehanna Bancshares, Inc.	1,372,686
31,935	Talmer Bancorp, Inc., Class A	489,085
25,276	Texas Capital Bancshares, Inc. *	1,229,677
6,574	Tompkins Financial Corp. ^	354,010
20,979	UMB Financial Corp. ^	1,109,579
35,090	United Bankshares, Inc. ^	1,318,682
24,886	United Community Banks, Inc.	469,848
14,328	Westamerica Bancorp ^	619,113
38,922	Wilshire Bancorp, Inc.	388,052
26,086	Wintrust Financial Corp.	1,243,780

		31,101,955

Biotechnology (0.8%):
23,565	Acorda Therapeutics, Inc. *	784,243
16,377	Emergent Biosolutions, Inc. *	471,003
9,895	Ligand Pharmaceuticals, Inc., B *^	763,003
26,725	Momenta Pharmaceuticals, Inc. *	406,220
16,928	Repligen Corp. *	513,934
32,027	Spectrum Pharmaceuticals, Inc. *^	194,404

		3,132,807

Building Products (1.1%):
22,604	AAON, Inc. ^	554,476
6,855	American Woodmark Corp. *^	375,174
15,916	Apogee Enterprises, Inc. ^	687,571
15,598	Gibraltar Industries, Inc. *	255,963
22,948	Griffon Corp.	399,984
26,204	PGT, Inc. *	292,830
18,998	Quanex Building Products Corp. ^	375,021
22,942	Simpson Manufacturing Co., Inc. ^	857,342
10,936	Universal Forest Products, Inc. ^	606,729

		4,405,090

Capital Markets (1.1%):
13,549	Calamos Asset Management, Inc., A	182,234
29,723	Financial Engines, Inc. ^	1,243,314
16,399	Greenhill & Co., Inc. ^	650,220
18,080	HFF, Inc., Class A	678,723
20,835	Investment Technology Group, Inc. *	631,509
10,289	Piper Jaffray Cos., Inc. *	539,761

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,124	Virtus Investment Partners, Inc.	$539,295

		4,465,056

Chemicals (2.2%):
15,968	A. Schulman, Inc. ^	769,657
14,207	American Vanguard Corp. ^	150,878
17,012	Balchem Corp. ^	942,124
29,358	Calgon Carbon Corp. ^	618,573
27,685	Flotek Industries, Inc. *^	408,077
12,367	Futurefuel Corp.	127,009
27,864	H.B. Fuller Co. ^	1,194,529
5,177	Hawkins, Inc.	196,674
11,864	Innophos Holdings, Inc.	668,655
31,370	Intrepid Potash, Inc. *^	362,324
11,345	Koppers Holdings, Inc.	223,270
17,479	Kraton Performance Polymers, Inc. *	353,251
10,738	LSB Industries, Inc. *	443,802
16,726	OM Group, Inc.	502,282
7,345	Quaker Chemical Corp. ^	629,026
23,860	Rayonier Advanced Materials, Inc. ^	355,514
10,564	Stepan Co.	440,096
13,941	Tredegar Corp.	280,354
12,778	Zep, Inc.	217,609

		8,883,704

Commercial Services & Supplies (2.5%):
28,585	ABM Industries, Inc. ^	910,718
26,787	Brink’s Co. (The) ^	740,125
13,266	Encore Capital Group, Inc. *	551,733
10,902	G & K Services, Inc., A ^	790,722
39,091	Healthcare Services Group, Inc.	1,255,993
36,534	Interface, Inc.	759,177
25,353	Mobile Mini, Inc.	1,081,052
21,150	Sykes Enterprises, Inc. *^	525,578
34,192	Tetra Tech, Inc.	821,292
8,623	UniFirst Corp.	1,014,841
21,145	United Stationers, Inc. ^	866,734
10,937	Viad Corp.	304,267

		9,622,232

Communications Equipment (1.1%):
29,715	ADTRAN, Inc. ^	554,779
5,800	Bel Fuse, Inc., B	110,374
8,430	Black Box Corp. ^	176,440
19,979	Calamp Corp. *^	323,460
8,958	Comtech Telecommunications Corp.	259,334
13,224	Digi International, Inc. *	131,976
48,632	Harmonic, Inc. *	360,363
32,335	Ixia *	392,224
19,138	NETGEAR, Inc. *	629,257
24,123	ViaSat, Inc. *^	1,437,972

		4,376,179

Construction & Engineering (0.9%):
20,452	Aegion Corp. *	369,159
20,323	Comfort Systems USA, Inc.	427,596
18,703	Dycom Industries, Inc. *^	913,455
34,659	Emcor Group, Inc.	1,610,603
15,123	Orion Marine Group, Inc. *	133,990

		3,454,803

Construction Materials (0.2%):
40,611	Headwaters, Inc. *^	744,806

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.9%):
15,958	Cash America International, Inc. ^	$371,821
14,796	Enova International, Inc. *	291,333
26,829	EZCORP, Inc., A *^	244,949
15,659	First Cash Financial Services, Inc. *^	728,457
26,754	PRA Group, Inc. *^	1,453,278
5,072	World Acceptance Corp. *^	369,850

		3,459,688

Containers & Packaging (0.1%):
13,768	Myers Industries, Inc. ^	241,353

Distributors (0.5%):
23,929	Pool Corp.	1,669,287
10,512	VOXX International Corp. *^	96,290

		1,765,577

Diversified Consumer Services (1.1%):
9,488	American Public Education, Inc. *^	284,450
6,011	Capella Education Co. ^	389,994
32,760	Career Education Corp. *	164,783
34,596	Hillenbrand, Inc. ^	1,067,979
16,204	Matthews International Corp., A	834,668
10,578	Outerwall, Inc. ^	699,417
24,712	Regis Corp. *^	404,288
6,022	Strayer Education, Inc. *^	321,635
12,002	Universal Technical Institute, Inc.	115,219

		4,282,433

Diversified Financial Services (0.9%):
26,304	FXCM, Inc. ^	56,028
22,595	Green Dot Corp., A *	359,712
34,355	Interactive Brokers Group, Inc., Class A ^	1,168,757
21,413	MarketAxess Holdings, Inc.	1,775,138

		3,359,635

Diversified Telecommunication Services (0.6%):
49,407	8x8, Inc. *^	415,019
5,583	Atlantic Tele-Network, Inc. ^	386,455
115,862	Cincinnati Bell, Inc. *	408,993
25,790	Consolidated Communications Holdings, Inc. ^	526,116
16,788	General Communication, Inc., A *	264,579
43,731	Iridium Communications, Inc. *	424,628
11,213	Lumos Networks Corp.	171,110

		2,596,900

Electric Utilities (0.9%):
23,246	ALLETE, Inc.	1,226,459
22,253	El Paso Electric Co.	859,856
31,191	UIL Holdings Corp.	1,603,841

		3,690,156

Electrical Equipment (1.7%):
14,284	AZZ, Inc. ^	665,492
26,392	Brady Corp., Class A ^	746,630
10,299	Encore Wire Corp.	390,126
24,349	EnerSys ^	1,564,179
21,835	Franklin Electric Co., Inc. ^	832,787
27,092	General Cable Corp. ^	466,795
28,452	II-VI, Inc. *^	525,224

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
21,187	Methode Electronics, Inc.	$996,636
5,134	Powell Industries, Inc.	173,375
8,990	Vicor Corp. *	136,648

		6,497,892

Electronic Equipment, Instruments & Components (3.8%):
8,128	Agilysys, Inc. *^	79,980
15,099	Anixter International, Inc. *	1,149,487
7,923	Badger Meter, Inc. ^	474,905
29,036	Benchmark Electronics, Inc. *^	697,735
23,219	Checkpoint Systems, Inc.	251,230
13,623	Coherent, Inc. *	884,950
18,496	CTS Corp.	332,743
21,203	Daktronics, Inc. ^	229,204
9,455	DTS, Inc. *	322,132
14,460	Electro Scientific Industries, Inc.	89,363
16,341	Fabrinet *	310,316
9,531	FARO Technologies, Inc. *	592,161
21,681	Insight Enterprises, Inc. *	618,342
12,456	Littlelfuse, Inc. ^	1,238,001
17,809	Mercury Computer Systems, Inc. *	276,930
8,287	MTS Systems Corp. ^	626,912
21,777	Newport Corp. *	415,070
10,279	OSI Systems, Inc. *	763,319
11,630	Park Electrochemical Corp.	250,743
18,507	Plexus Corp. *^	754,530
15,429	Rofin-Sinar Technologies, Inc. *	373,845
10,153	Rogers Corp. *^	834,678
45,569	Sanmina Corp. *^	1,102,314
15,713	ScanSource, Inc. *^	638,733
15,393	SYNNEX Corp. ^	1,189,108
29,161	TTM Technologies, Inc. *^	262,741

		14,759,472

Energy Equipment & Services (1.5%):
19,423	Basic Energy Services, Inc. *	134,601
19,110	Bristow Group, Inc. ^	1,040,540
11,180	CARBO Ceramics, Inc. ^	341,102
10,706	Era Group, Inc. *^	223,113
37,924	Exterran Holdings, Inc. ^	1,273,110
7,389	Geospace Technologies Corp. *^	121,992
6,540	Gulf Island Fabrication, Inc.	97,184
14,019	Gulfmark Offshore, Inc., A	182,808
17,617	Hornbeck Offshore Services, Inc. *^	331,376
71,007	ION Geophysical Corp. *^	154,085
14,670	Matrix Service Co. *	257,605
46,160	Newpark Resources, Inc. *	420,518
45,498	Paragon Offshore plc	59,147
9,500	SEACOR Holdings, Inc. *	661,865
19,158	Tesco Corp.	217,826
43,690	TETRA Technologies, Inc. *	270,004

		5,786,876

Energy Equipment and Services (0.1%):
25,557	C&J Energy Services, Ltd. *^	284,449

Environmental & Facilities Services (0.2%):
11,988	US Ecology, Inc.	599,040

Food & Staples Retailing (0.8%):
14,684	Andersons, Inc. (The) ^	607,477

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
21,284	Casey’s General Stores, Inc. ^	$1,917,688
20,585	SpartanNash Co.	649,663

		3,174,828

Food Products (1.7%):
29,700	B&G Foods, Inc. ^	874,071
8,459	Calavo Growers, Inc. ^	434,962
16,501	Cal-Maine Foods, Inc. ^	644,529
91,163	Darling International, Inc. *^	1,277,193
14,703	Diamond Foods, Inc. *^	478,877
8,247	J & J Snack Foods Corp. ^	879,955
11,481	Sanderson Farms, Inc. ^	914,462
3,674	Seneca Foods Corp., A *^	109,522
28,583	Snyders-Lance, Inc. ^	913,513

		6,527,084

Gas Utilities (2.0%):
23,970	Laclede Group, Inc. (The) ^	1,227,743
46,997	New Jersey Resources Corp. ^	1,459,727
15,019	Northwest Natural Gas Co.	720,161
43,355	Piedmont Natural Gas Co., Inc. ^	1,600,233
18,852	South Jersey Industries, Inc.	1,023,287
25,636	Southwest Gas Corp. ^	1,491,246

		7,522,397

Health Care Equipment & Supplies (4.4%):
11,683	Abaxis, Inc. ^	748,997
20,329	ABIOMED, Inc. *^	1,455,150
6,866	Analogic Corp. ^	624,119
14,137	AngioDynamics, Inc. *^	251,497
8,217	Anika Therapeutics, Inc. *	338,294
19,462	Cantel Medical Corp.	924,445
15,210	CONMED Corp. ^	767,953
13,951	CryoLife, Inc.	144,672
14,452	Cyberonics, Inc. *^	938,224
11,956	Cynosure, Inc., Class A *^	366,691
14,015	Greatbatch, Inc. *	810,768
28,490	Haemonetics Corp. *^	1,279,771
7,597	ICU Medical, Inc. *	707,585
13,921	Integra LifeSciences Holdings *	858,230
16,095	Invacare Corp.	312,404
26,440	Masimo Corp. *^	871,991
23,171	Meridian Bioscience, Inc.	442,103
23,961	Merit Medical Systems, Inc. *	461,249
17,603	Natus Medical, Inc. *	694,790
20,392	Neogen Corp. *^	952,918
26,559	NuVasive, Inc. *	1,221,448
7,199	Surmodics, Inc. *	187,390
39,463	West Pharmaceutical Services, Inc. ^	2,376,067

		17,736,756

Health Care Providers & Services (3.5%):
19,671	Air Methods Corp. *	916,472
4,272	Almost Family, Inc. *	191,001
18,506	Amedisys, Inc. *^	495,591
25,867	AMN Healthcare Services, Inc. *	596,752
26,160	AmSurg Corp. *	1,609,364
13,621	Bio-Reference Laboratories, Inc. *^	480,004
9,461	Chemed Corp. ^	1,129,643
4,874	CorVel Corp. *	167,714
16,268	Cross Country Healthcare, Inc. *	192,938

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
12,333	Ensign Group, Inc. (The)	$577,924
19,187	ExamWorks Group, Inc. *^	798,563
19,571	Hanger Orthopedic Group, Inc. *	444,066
19,541	Healthways, Inc. *	384,958
9,557	IPC The Hospitalist Co. *	445,738
44,068	Kindred Healthcare, Inc.	1,048,378
5,367	Landauer, Inc. ^	188,596
6,671	LHC Group, Inc. *	220,343
14,686	Magellan Health Services, Inc. *	1,040,063
17,913	Molina Healthcare, Inc. *^	1,205,366
16,713	PharMerica Corp. *	471,139
6,505	Providence Service Corp. *	345,546
53,543	Select Medical Holdings Corp. ^	794,043

		13,744,202

Health Care Supplies (0.1%):
8,645	Vascular Solutions, Inc. *^	262,116

Health Care Technology (1.0%):
5,808	Computer Programs & Systems, Inc. ^	315,142
11,758	HealthStream, Inc. *	296,302
33,126	MedAssets, Inc. *	623,431
29,964	Medidata Solutions, Inc. *	1,469,434
19,637	Omnicell, Inc. *	689,259
24,254	Quality Systems, Inc. ^	387,579

		3,781,147

Hotels, Restaurants & Leisure (4.1%):
947	Biglari Holdings, Inc. *^	392,153
11,942	BJ’s Restaurants, Inc. *^	602,474
13,057	Bob Evans Farms, Inc. ^	604,017
43,937	Boyd Gaming Corp. *^	623,905
13,159	Cracker Barrel Old Country Store, Inc. ^	2,002,010
9,192	DineEquity, Inc.	983,636
21,566	Interval Leisure Group, Inc. ^	565,245
20,945	Jack in the Box, Inc.	2,009,044
10,162	Marcus Corp.	216,349
15,486	Marriott Vacations Worldwide Corp.	1,255,140
5,612	Monarch Casino & Resort, Inc. *	107,414
16,163	Papa John’s International, Inc. ^	999,035
32,510	Pinnacle Entertainment, Inc. *^	1,173,286
12,728	Popeyes Louisiana Kitchen, Inc. *	761,389
7,732	Red Robin Gourmet Burgers *	672,684
33,807	Ruby Tuesday, Inc. *^	203,180
18,903	Ruth’s Hospitality Group, Inc.	300,180
27,004	Scientific Games Corp., A *	282,732
27,953	Sonic Corp. ^	886,110
34,507	Texas Roadhouse, Inc. ^	1,257,090

		15,897,073

Household Durables (1.7%):
14,453	Ethan Allen Interiors, Inc. ^	399,481
14,689	Helen of Troy, Ltd. *	1,197,007
16,466	iRobot Corp. *^	537,286
28,351	La-Z-Boy, Inc. ^	796,947
13,593	M/I Homes, Inc. *^	324,057
20,764	Meritage Corp. *^	1,009,961

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
26,039	Ryland Group, Inc. (The) ^	$1,269,140
81,849	Standard Pacific Corp. *	736,641
8,718	Universal Electronics, Inc. *	492,044

		6,762,564

Household Products (0.2%):
22,715	Central Garden & Pet Co., A *	241,233
7,605	WD-40 Co. ^	673,347

		914,580

Industrial Conglomerates (0.1%):
6,988	Standex International Corp. ^	573,924

Insurance (2.7%):
42,128	American Equity Investment Life Holding Co.	1,227,188
10,572	Amerisafe, Inc.	488,955
10,176	eHealth, Inc. *	95,451
17,386	Employers Holdings, Inc.	469,248
5,092	Hci Group, Inc.	233,570
22,659	Horace Mann Educators Corp. ^	774,938
6,330	Infinity Property & Casualty Corp.	519,377
25,656	Meadowbrook Insurance Group, Inc. ^	218,076
20,921	Montpelier Re Holdings, Ltd.	804,203
5,989	Navigators Group, Inc. *^	466,184
31,060	ProAssurance Corp.	1,425,964
20,416	RLI Corp. ^	1,070,002
6,943	Safety Insurance Group, Inc.	414,844
31,299	Selective Insurance Group, Inc. ^	909,236
12,242	Stewart Information Services Corp. ^	497,515
11,439	United Fire Group, Inc.	363,417
9,144	United Insurance Holdings Co.	205,740
16,635	Universal Insurance Holdings, Inc.	425,690

		10,609,598

Internet & Catalog Retail (0.3%):
6,642	Blue Nile, Inc. *	211,481
10,594	FTD Cos., Inc. *	317,184
16,147	Nutri/System, Inc. ^	322,618
11,231	PetMed Express, Inc. ^	185,536

		1,036,819

Internet Software & Services (1.9%):
22,835	Blucora, Inc. *	311,926
18,855	comScore, Inc. *	965,376
24,542	DealerTrack Holdings, Inc. *	945,358
20,874	Dice Holdings, Inc. *	186,196
25,290	j2 Global, Inc. ^	1,661,047
13,906	Liquidity Services, Inc. *^	137,391
27,483	LivePerson, Inc. *	281,289
13,482	LogMeIn, Inc. *	754,857
50,855	Monster Worldwide, Inc. *	322,421
33,701	NIC, Inc. ^	595,497
19,473	Perficient, Inc. *	402,896
19,231	QuinStreet, Inc. *^	114,424
8,080	Stamps.com, Inc. *	543,703
13,392	XO Group, Inc. *	236,637

		7,459,018

IT Services (1.7%):
13,318	CACI International, Inc., A *^	1,197,554
24,548	Cardtronics, Inc. *^	923,005

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
37,899	CIBER, Inc. *	$156,144
18,773	CSG Systems International, Inc. ^	570,511
17,173	Exlservice Holdings, Inc. *^	638,836
5,824	Forrester Research, Inc.	214,207
20,051	Heartland Payment Systems, Inc. ^	939,389
19,439	iGATE Corp. *^	829,268
12,725	ManTech International Corp., A ^	431,887
9,284	TeleTech Holdings, Inc. ^	236,278
14,706	Virtusa Corp. *^	608,534

		6,745,613

Leisure Products (0.3%):
7,115	Arctic Cat, Inc. ^	258,417
43,274	Callaway Golf Co. ^	412,401
10,432	Sturm, Ruger & Co., Inc. ^	517,740

		1,188,558

Life Sciences Tools & Services (1.0%):
41,273	Affymetrix, Inc. *^	518,389
13,175	Albany Molecular Research, Inc. *^	231,880
17,138	Cambrex Corp. *	679,179
21,139	Luminex Corp. *	338,224
30,135	PAREXEL International Corp. *^	2,079,013

		3,846,685

Machinery (3.2%):
34,085	Actuant Corp., A ^	809,178
15,718	Albany International Corp., A	624,791
10,257	Astec Industries, Inc.	439,820
27,012	Barnes Group, Inc. ^	1,093,716
24,798	Briggs & Stratton Corp. ^	509,351
9,754	CIRCOR International, Inc. ^	533,544
13,347	EnPro Industries, Inc. ^	880,235
14,439	ESCO Technologies, Inc. ^	562,832
34,534	Federal Signal Corp.	545,292
16,067	John Bean Technologies Corp. ^	573,913
6,703	Lindsay Corp. ^	511,104
9,481	Lydall, Inc. *	300,737
31,162	Mueller Industries, Inc. ^	1,125,883
10,148	Tennant Co. ^	663,375
29,637	Titan International, Inc.	277,402
30,850	Toro Co. ^	2,163,203
15,608	Watts Water Technologies, Inc., A ^	858,908

		12,473,284

Marine (0.3%):
23,926	Matson, Inc. ^	1,008,720

Media (0.4%):
28,745	E.W. Scripps Co. (The), A *^	817,507
23,002	Harte-Hanks, Inc.	179,416
14,807	Scholastic Corp. ^	606,199
11,866	Sizmek, Inc. *^	86,147

		1,689,269

Metals & Mining (1.5%):
9,795	A.M. Castle & Co. *^	35,752
99,338	AK Steel Holding Corp. *^	444,041
28,194	Century Aluminum Co. *^	389,077
35,045	Globe Specialty Metals, Inc. ^	663,051
6,711	Haynes International, Inc.	299,378
9,669	Kaiser Aluminum Corp.	743,449

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
10,959	Materion Corp. ^	$421,154
4,559	Olympic Steel, Inc. ^	61,364
16,894	RTI International Metals, Inc. *^	606,664
66,613	Stillwater Mining Co. *^	860,640
36,525	SunCoke Energy, Inc. ^	545,684
29,528	US Silica Holdings, Inc. ^	1,051,492

		6,121,746

Multiline Retail (0.2%):
18,892	Fred’s, Inc.	322,864
24,145	Tuesday Morning Corp. *^	388,735

		711,599

Multi-Utilities (0.6%):
31,619	Avista Corp. ^	1,080,737
25,950	NorthWestern Corp. ^	1,395,851

		2,476,588

Oil, Gas & Consumable Fuels (1.6%):
20,493	Approach Resources, Inc. *	135,049
121,130	Arch Coal, Inc. *	121,118
27,640	Bill Barrett Corp. *^	229,412
21,391	Bonanza Creek Energy, Inc. *	527,502
25,608	Carrizo Oil & Gas, Inc. *^	1,271,436
34,590	Cloud Peak Energy, Inc. *^	201,314
25,043	Comstock Resources, Inc. ^	89,404
8,565	Contango Oil & Gas Co. *	188,430
18,933	Green Plains Renewable Energy, Inc. ^	540,537
31,692	Northern Oil & Gas, Inc. *	244,345
21,652	PDC Energy, Inc. *	1,170,074
39,875	Penn Virginia Corp. *^	258,390
32,705	PetroQuest Energy, Inc. *	75,222
35,335	Pioneer Energy Services Corp. *	191,516
27,901	Rex Energy Corp. *^	103,792
30,998	Stone Energy Corp. *	455,051
25,671	Swift Energy Co. *^	55,449
49,785	Synergy Resources Corp. *^	589,952

		6,447,993

Paper & Forest Products (1.5%):
21,789	Boise Cascade Co. *^	816,216
10,584	Clearwater Paper Corp. *^	691,135
6,114	Deltic Timber Corp.	405,053
46,554	KapStone Paper & Packaging Corp. ^	1,528,833
9,176	Neenah Paper, Inc.	573,867
23,692	P.H. Glatfelter Co. ^	652,241
16,857	Schweitzer-Mauduit International, Inc. ^	777,445
27,651	Wausau Paper Corp. ^	263,514

		5,708,304

Personal Products (0.4%):
9,313	Inter Parfums, Inc.	303,790
6,177	Medifast, Inc. *	185,125
28,759	Prestige Brands Holdings, Inc. *^	1,233,473

		1,722,388

Pharmaceuticals (1.3%):
4,501	ANI Pharmaceuticals, Inc. *	281,538
32,731	DepoMed, Inc. *^	733,502
36,516	Impax Laboratories, Inc. *^	1,711,505
14,654	Lannett Co., Inc. *^	992,222
36,243	Medicines Co. (The) *^	1,015,529

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
12,461	Sagent Pharmaceuticals, Inc. *	$289,718

		5,024,014

Professional Services (1.5%):
7,717	CDI Corp.	108,424
7,012	Exponent, Inc.	623,367
8,935	Heidrick & Struggles International, Inc.	219,622
12,437	Insperity, Inc.	650,331
16,062	Kelly Services, Inc., A	280,121
27,734	Korn/Ferry International ^	911,617
26,334	Navigant Consulting, Inc. *	341,289
25,609	On Assignment, Inc. *	982,616
20,349	Resources Connection, Inc.	356,108
23,002	Trueblue, Inc. *^	560,099
18,208	Wageworks, Inc. *^	971,032

		6,004,626

Real Estate Investment Trusts (REITs) (8.7%):
38,026	Acadia Realty Trust	1,326,347
10,244	Agree Realty Corp.	337,745
18,272	American Assets Trust, Inc.	790,812
32,369	Associated Estates Realty Corp.	798,867
13,838	AVIV REIT, Inc.	505,087
54,828	Capstead Mortgage Corp. ^	645,326
15,395	CareTrust REIT, Inc. ^	208,756
41,027	Cedar Shopping Centers, Inc.	307,292
31,824	Chesapeake Lodging Trust	1,076,606
11,718	Coresite Realty Corp. ^	570,432
113,147	Cousins Properties, Inc. ^	1,199,358
111,890	DiamondRock Hospitality, Co. ^	1,581,006
17,591	EastGroup Properties, Inc.	1,057,923
20,433	Education Realty Trust, Inc. ^	722,920
31,675	EPR Properties ^	1,901,449
49,823	Franklin Street Properties Corp.	638,731
40,826	Geo Group, Inc. (The) ^	1,785,728
14,901	Getty Realty Corp. ^	271,198
38,063	Government Properties Income Trust ^	869,740
55,735	Healthcare Realty Trust, Inc.	1,548,318
49,878	Inland Real Estate Corp. ^	533,196
45,952	Kite Realty Group Trust ^	1,294,468
117,851	Lexington Realty Trust ^	1,158,475
19,976	LTC Properties, Inc.	918,896
116,413	Medical Properties Trust, Inc. ^	1,715,928
47,399	Parkway Properties, Inc.	822,373
38,438	Pennsylvania Real Estate Investment Trust	892,915
30,678	Post Properties, Inc.	1,746,499
10,665	PS Business Parks, Inc. ^	885,622
51,262	Retail Opportunity Investments Corp. ^	938,095
32,881	Sabra Health Care REIT, Inc. ^	1,090,005
6,422	Saul Centers, Inc. ^	367,338
19,853	Sovran Self Storage, Inc.	1,864,990
48,130	Summit Hotel Properties, Inc. ^	677,189
6,520	Universal Health Realty Income Trust	366,750

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
13,907	Urstadt Biddle Properties, Inc., A	$320,695

		33,737,075

Real Estate Management & Development (0.1%):
18,497	Forestar Group, Inc. *^	291,698

Road & Rail (0.9%):
13,325	ArcBest Corp. ^	504,884
12,221	Celadon Group, Inc.	332,656
30,496	Heartland Express, Inc. ^	724,585
33,753	Knight Transportation, Inc.	1,088,534
15,289	Roadrunner Transportation System, Inc. *	386,353
13,593	Saia, Inc. *	602,170

		3,639,182

Semiconductors & Semiconductor Equipment (3.3%):
21,085	Advanced Energy Industries, Inc. *^	541,041
36,946	Brooks Automation, Inc. ^	429,682
13,081	Cabot Microelectronics Corp. *	653,658
11,119	CEVA, Inc. *	237,057
34,657	Cirrus Logic, Inc. *^	1,152,692
14,005	Cohu, Inc.	153,215
20,141	Diodes, Inc. *	575,227
11,761	DSP Group, Inc. *	140,897
49,961	Entropic Communications, Inc. *^	147,885
26,149	Exar Corp. *	262,797
33,329	Kopin Corp. *^	117,318
42,273	Kulicke & Soffa Industries, Inc. *^	660,727
24,532	Micrel, Inc.	369,943
52,278	Microsemi Corp. *^	1,850,640
29,241	MKS Instruments, Inc.	988,638
19,886	Monolithic Power Systems, Inc.	1,046,998
13,249	Nanometrics, Inc. *	222,848
11,016	Pericom Semiconductor Corp.	170,418
16,223	Power Integrations, Inc. ^	844,894
17,862	Rudolph Technologies, Inc. *	196,839
25,926	Tessera Technologies, Inc. ^	1,044,299
15,191	Ultratech, Inc. *	263,412
22,345	Veeco Instruments, Inc. *^	682,640

		12,753,765

Software (2.8%):
25,430	Blackbaud, Inc. ^	1,204,872
20,851	Bottomline Technologies, Inc. *^	570,692
16,091	Ebix, Inc. ^	488,845
17,301	EPIQ Systems, Inc.	310,207
9,442	Interactive Intelligence Group *	388,822
40,813	Manhattan Associates, Inc. *	2,065,545
4,985	MicroStrategy, Inc., A *	843,412
21,606	Monotype Imaging Holdings, Inc. ^	705,220
20,636	NetScout Systems, Inc. *^	904,889
27,858	Progress Software Corp. *	756,902
20,122	Synchronoss Technologies, Inc. *^	954,990

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
46,553	Take-Two Interactive Software, Inc. *^	$1,185,007
20,196	Tangoe, Inc. *	278,705
15,993	VASCO Data Security International, Inc. *^	344,489

		11,002,597

Specialty Retail (4.0%):
45,023	Aeropostale, Inc. *^	156,230
25,082	Barnes & Noble, Inc. *^	595,698
9,832	Big 5 Sporting Goods Corp.	130,471
24,135	Brown Shoe Co., Inc.	791,628
15,541	Buckle, Inc. (The) ^	793,990
14,166	Cato Corp.	560,974
11,757	Children’s Place Retail Stores, Inc. (The)	754,682
20,555	Christopher & Banks Corp. *	114,286
25,864	Finish Line, Inc. (The), A	634,185
23,489	Francesca’s Holdings Corp. *	418,104
13,283	Genesco, Inc. *^	946,148
11,791	Group 1 Automotive, Inc. ^	1,017,917
11,414	Haverty Furniture Co., Inc.	283,980
13,852	Hibbett Sports, Inc. *^	679,579
8,097	Kirkland’s, Inc. *	192,304
12,565	Lithia Motors, Inc., A ^	1,249,086
15,197	Lumber Liquidators Holdings, Inc. *^	467,764
13,729	MarineMax, Inc. *^	363,956
25,377	Men’s Wearhouse, Inc. (The) ^	1,324,678
17,449	Monro Muffler Brake, Inc. ^	1,135,057
29,374	Pep Boys - Manny, Moe & Jack *	282,578
29,087	Select Comfort Corp. *^	1,002,629
18,185	Sonic Automotive, Inc., A ^	452,807
17,561	Stage Store, Inc.	402,498
15,182	Stein Mart, Inc.	189,016
17,230	Vitamin Shoppe, Inc. *	709,704
11,869	Zumiez, Inc. *^	477,727

		16,127,676

Technology Hardware, Storage & Peripherals (1.0%):
25,869	Electronics for Imaging, Inc. *	1,080,031
48,195	QLogic Corp. *^	710,394
19,404	Super Micro Computer, Inc. *^	644,407
20,290	Synaptics, Inc. *^	1,649,678

		4,084,510

Textiles, Apparel & Luxury Goods (2.2%):
42,835	Crocs, Inc. *	505,881
10,473	G-III Apparel Group, Ltd. *^	1,179,783
26,414	Iconix Brand Group, Inc. *^	889,359
10,026	Movado Group, Inc. ^	285,942
8,001	Oxford Industries, Inc.	603,675
6,366	Perry Ellis International, Inc. *	147,437
68,355	Quiksilver Resources, Inc. *^	126,457
22,716	Skechers U.S.A., Inc., Class A *	1,633,508
30,784	Steven Madden, Ltd. *	1,169,792
7,808	Unifi, Inc. *^	281,791
56,750	Wolverine World Wide, Inc. ^	1,898,287

		8,721,912

Thrifts & Mortgage Finance (1.0%):
49,341	Astoria Financial Corp.	638,966
7,297	B of I Holding, Inc. *^	678,914
23,679	Bank Mutual Corp.	173,330

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
38,526	Brookline Bancorp, Inc.	$387,186
16,972	Dime Community Bancshares	273,249
52,789	Northwest Bancshares, Inc.	625,550
21,055	Oritani Financial Corp.	306,350
30,015	Provident Financial Services, Inc. ^	559,780
52,172	TrustCo Bank Corp. ^	358,943

		4,002,268

Tobacco (0.2%):
12,489	Universal Corp. ^	588,981

Trading Companies & Distributors (0.6%):
15,035	Aceto Corp.	330,770
22,602	Applied Industrial Technologies, Inc. ^	1,024,774
7,113	Dxp Enterprises, Inc. *^	313,612
14,844	Kaman Corp., A ^	629,831
4,443	Veritiv Corp. *^	196,070

		2,495,057

Water Utilities (0.2%):
21,085	American States Water Co. ^	841,081

Wireless Telecommunication Services (0.1%):
11,998	Spok Holdings, Inc.	230,002

Total Common Stocks (Cost $257,532,142)		388,256,833

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc. *	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.9%):
$113,433,354	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	113,433,354

Total Securities Held as Collateral for Securities on Loan (Cost $113,433,354)		113,433,354

Unaffiliated Investment Company (1.1%):
4,367,950	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,367,950

Total Unaffiliated Investment Company (Cost $4,367,950)		4,367,950

Total Investment Securities
(Cost $375,333,446)(c) - 129.1%		506,058,137
Net other assets (liabilities) - (29.1)%		(113,944,333)

Net Assets - 100.0%		$392,113,804

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2015.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $110,615,679.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $215,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures	Long	6/19/15	34	$4,246,260	$114,080

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (56.9%):
Aerospace & Defense (1.1%):
44,500	Boeing Co. (The)	$6,678,560
28,900	United Technologies Corp.	3,387,080

		10,065,640

Auto Components (1.6%):
39,800	Delphi Automotive plc	3,173,652
212,300	Johnson Controls, Inc.	10,708,412

		13,882,064

Banks (1.0%):
146,200	JPMorgan Chase & Co.	8,856,796

Beverages (0.8%):
65,500	PepsiCo, Inc.	6,263,110
23,744	SABMiller plc	1,242,322

		7,505,432

Capital Markets (3.5%):
2,700	Affiliated Managers Group, Inc. *	579,906
620,000	Bank of New York Mellon Corp. (The)	24,948,800
18,000	Invesco, Ltd.	714,420
50,663	Julius Baer Group, Ltd.	2,542,798
39,100	State Street Corp.	2,875,023

		31,660,947

Chemicals (0.7%):
117,000	Cytec Industries, Inc.	6,322,680
4,500	LyondellBasell Industries NV, Class A	395,100

		6,717,780

Commercial Services & Supplies (2.0%):
114,213	Iron Mountain, Inc.	4,166,490
330,800	Tyco International plc	14,244,248

		18,410,738

Communications Equipment (0.2%):
60,200	Cisco Systems, Inc.	1,657,005

Electric Utilities (0.9%):
228,200	FirstEnergy Corp.	8,000,692

Electrical Equipment (2.5%):
228,300	AMETEK, Inc.	11,994,882
49,400	Roper Industries, Inc.	8,496,800
46,100	Sensata Technologies Holding NV *	2,648,445

		23,140,127

Food & Staples Retailing (0.7%):
34,200	CVS Health Corp.	3,529,782
30,400	Wal-Mart Stores, Inc.	2,500,400

		6,030,182

Food Products (0.8%):
10,600	Kraft Foods Group, Inc.	923,419
183,000	Mondelez International, Inc., Class A	6,604,470

		7,527,889

Health Care Equipment & Supplies (2.7%):
202,700	Abbott Laboratories	9,391,091
105,497	Becton, Dickinson & Co.	15,148,364

		24,539,455

Health Care Providers & Services (2.1%):
77,500	CIGNA Corp.	10,031,600
8,600	Henry Schein, Inc. *^	1,200,732
66,000	UnitedHealth Group, Inc.	7,807,140

		19,039,472

Industrial Conglomerates (4.2%):
456,100	Danaher Corp.	38,722,890

Shares		Fair Value
Common Stocks, continued
Insurance (3.2%):
522,800	Marsh & McLennan Cos., Inc.	$29,323,852

Internet Software & Services (1.3%):
46,700	eBay, Inc. *	2,693,656
10,800	Google, Inc., Class C *	5,918,400
6,600	Google, Inc., Class A *	3,661,020

		12,273,076

IT Services (5.3%):
162,100	Fidelity National Information Services, Inc.	11,032,526
320,300	Fiserv, Inc. *	25,431,820
41,000	Vantive, Inc., Class A *	1,545,700
168,600	Visa, Inc., Class A	11,028,126

		49,038,172

Life Sciences Tools & Services (3.5%):
115,500	Agilent Technologies, Inc.	4,799,025
35,100	PerkinElmer, Inc.	1,795,014
192,900	Thermo Fisher Scientific, Inc.	25,914,186

		32,508,225

Machinery (2.1%):
65,800	IDEX Corp. ^	4,989,614
234,600	Pentair, plc	14,753,994

		19,743,608

Media (2.2%):
100,400	Comcast Corp., Class A	5,669,588
36,400	Liberty Global plc, Class A *	1,873,508
162,800	Liberty Global plc, Series C *	8,109,068
15,400	Time Warner Cable, Inc.	2,308,152
75,100	Twenty-First Century Fox, Inc., Class B	2,469,288

		20,429,604

Multi-Utilities (1.5%):
268,800	PG&E Corp.	14,265,216

Oil, Gas & Consumable Fuels (2.0%):
535,900	Canadian Natural Resources, Ltd.	16,457,489
40,673	Range Resources Corp. ^	2,116,623

		18,574,112

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp. *(a)(b)	—

Pharmaceuticals (5.5%):
69,075	Actavis plc *	20,558,087
161,300	Eli Lilly & Co.	11,718,445
16,900	Endo International plc *	1,515,930
196,100	Pfizer, Inc.	6,822,319
202,000	Zoetis, Inc.	9,350,580

		49,965,361

Real Estate Investment Trusts (REITs) (1.0%):
39,200	American Tower Corp.	3,690,680
70,500	Crown Castle International Corp.	5,819,070

		9,509,750

Semiconductors & Semiconductor Equipment (0.3%):
55,600	Texas Instruments, Inc.	3,179,486

Specialty Retail (3.6%):
36,700	AutoZone, Inc. *^	25,035,272
99,800	Lowe’s Cos., Inc.	7,424,122
4,500	O’Reilly Automotive, Inc. *	973,080

		33,432,474

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.0%):
1,800	SS&C Technologies Holdings, Inc.	$112,140

Tobacco (0.4%):
50,900	Philip Morris International, Inc.	3,834,297

Wireless Telecommunication Services (0.2%):
19,500	SBA Communications Corp., Class A *	2,283,450

Total Common Stocks (Cost $464,431,536)		524,229,932

Preferred Stocks (0.1%):
Banks (0.0%):
9,874	U.S. Bancorp, Series F, Preferred Shares ^	293,357

Capital Markets (0.1%):
21,000	State Street Corp., Preferred Shares	536,130

Total Preferred Stocks (Cost $789,426)		829,487

Convertible Preferred Stocks (2.1%):
Electric Utilities (0.2%):
16,700	SCE Trust I, 0.89%, Perpetual Bond^	424,180
2,930	SCE Trust II, 0.84%, Perpetual Bond^	71,053
32,472	SCE Trust III, 0.84%, Perpetual Bond^	891,356

		1,386,589

Oil, Gas & Consumable Fuels (0.0%):
210	Chesapeake Energy Corp. ^	18,401

Pharmaceuticals (1.1%):
10,733	Actavis plc, Series A	10,861,796

Real Estate Investment Trusts (REITs) (0.5%):
45,613	American Tower Corp.	4,526,178

Wireless Telecommunication Services (0.3%):
45,785	T-Mobile US, Inc., Series A	2,685,748

Total Convertible Preferred Stocks (Cost $18,975,263)		19,478,712

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.0%):
385,000	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(c)	388,723

Total Asset Backed Securities (Cost $385,000)		388,723

Convertible Bonds (0.1%):
Media (0.1%):
$662,000	Priceline Group, Inc. (The), 0.35%, 6/15/20^	755,508

Total Convertible Bonds (Cost $716,579)		755,508

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (23.7%):
Advertising (0.2%):
$225,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 4/30/20, Callable 4/30/15 @ 104.06	$235,125
1,350,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 6/1/20, Callable 12/1/15 @ 103.69^	1,442,813

		1,677,938

Aerospace & Defense (0.0%):
200,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 103.94(c)	206,000

Airlines (0.1%):
580,533	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	658,905

Automobiles (0.3%):
3,100,000	Toyota Motor Credit Corp., 0.64%, 3/12/20, MTN^(d)	3,096,971

Banks (0.2%):
1,601,860	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(d)	1,594,299
493,750	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(d)	491,434

		2,085,733

Capital Markets (2.1%):
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	262,516
4,125,000	Ford Motor Credit Co. LLC, 0.90%, 3/27/17(d)	4,123,350
3,415,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	3,415,826
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	555,282
1,000,000	Ford Motor Credit Co. LLC, 0.78%, 9/8/17(d)	994,248
475,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	473,948
1,800,000	Ford Motor Credit Co. LLC, 0.83%, 12/6/17(d)	1,787,585
960,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	970,966
1,475,000	Ford Motor Credit Co. LLC, 1.19%, 1/9/18(d)	1,478,999
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,772,009
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,997,944
1,400,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,418,458

		19,251,131

Chemicals (0.4%):
905,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	929,567
1,033,602	Kronos, Inc., 4.50%, 10/30/19(d)	1,034,708

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$1,249,295	Kronos, Inc., 9.75%, 4/30/20(d)	$1,275,843

		3,240,118

Commercial Services & Supplies (0.1%):
500,000	International Lease Finance Corp., 2.22%, 6/15/16^(d)	500,000
175,000	Iron Mountain, Inc., 7.75%, 10/1/19, Callable 10/1/15 @ 104	186,156

		686,156

Communications Equipment (0.3%):
2,500,000	Echostar DBS Corp., 7.13%, 2/1/16	2,596,875

Consumer Finance (0.0%):
250,000	First Data Corp., 3.67%, 3/24/18(d)	250,000

Diversified Financial Services (1.1%):
570,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	578,538
50,000	CNH Industrial Capital LLC, 3.88%, 11/1/15	50,375
2,300,000	CNH Industrial Capital LLC, 6.25%, 11/1/16	2,420,750
75,000	CNH Industrial Capital LLC, 3.25%, 2/1/17	74,625
800,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	802,000
6,300,000	UPC Financing Partnership, 3.25%, 6/30/21(d)	6,259,743

		10,186,031

Diversified Telecommunication Services (1.7%):
13,600,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(d)	13,542,200
1,974,874	Telesat Canada, 3.50%, 3/28/19(d)	1,968,950

		15,511,150

Electric Utilities (0.0%):
253,960	Texas Competitive Electric Holdings Co. LLC, 3.75%, 5/5/16(d)	255,548

Electrical Equipment (0.0%):
210,000	Amphenol Corp., 1.55%, 9/15/17	210,603

Food & Staples Retailing (0.8%):
875,000	Rite Aid Corp., 9.25%, 3/15/20, Callable 3/15/16 @ 104.63	964,688
5,675,000	Rite Aid Corp., 8.00%, 8/15/20, Callable 8/15/15 @ 104	6,008,406

		6,973,094

Food Products (0.9%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47	249,688
6,828,644	H.J. Heinz Co., 3.50%, 6/5/20(d)	6,837,111

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$1,300,000	H.J. Heinz Co., 4.25%, 10/15/20, Callable 4/15/15 @ 102.13	$1,333,800

		8,420,599

Health Care Equipment & Supplies (0.5%):
2,325,000	Becton, Dickinson & Co., 1.80%, 12/15/17	2,342,814
630,000	Becton, Dickinson & Co., 2.68%, 12/15/19	643,493
500,000	Medtronic, Inc., 1.50%, 3/15/18(c)	502,172
795,000	Medtronic, Inc., 2.50%, 3/15/20(c)	812,601

		4,301,080

Health Care Providers & Services (2.1%):
750,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18, Callable 8/15/15 @ 102.6^	773,438
2,392,992	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21(d)	2,396,271
3,700,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	3,774,000
2,125,000	DaVita, Inc., 6.63%, 11/1/20, Callable 5/8/15 @ 104.97^	2,225,938
3,400,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.88^	3,612,500
250,000	HCA, Inc., 0.00%, 2/2/16(d)	249,700
6,000,000	HCA, Inc., 0.00%, 3/31/17(d)	6,007,499
350,000	Omnicare, Inc., 5.00%, 12/1/24, Callable 9/1/24 @ 100	365,750
470,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	473,776
200,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 11/15/16 @ 102.88	210,000

		20,088,872

Health Care Services (0.2%):
992,000	Fresenius Medical Care, 5.63%, 7/31/19(c)	1,076,816
525,000	Fresenius Medical Care, 5.88%, 1/31/22(c)	577,500

		1,654,316

Health Care Technology (0.0%):
325,000	IMS Health, Inc., 6.00%, 11/1/20, Callable 11/1/15 @ 103(c)	338,406

Hotels, Restaurants & Leisure (0.2%):
200,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 3/15/16 @ 103.94	206,500
808,333	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	809,069

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$987,469	Wendy’s International LLC, 3.25%, 5/15/19(d)	$985,740

		2,001,309

Insurance (0.1%):
740,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	744,185

Internet & Catalog Retail (0.2%):
1,305,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100^	1,336,695
650,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100	683,144

		2,019,839

Machinery (0.1%):
125,000	Case New Holland, Inc., 7.88%, 12/1/17	138,475
550,000	Xylem, Inc., 3.55%, 9/20/16	567,306

		705,781

Media (1.8%):
575,000	Charter Communications, Inc., 4.25%, 8/12/21(d)	579,474
250,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94	263,125
270,000	Lamar Media Corp., 5.00%, 5/1/23, Callable 5/1/18 @ 102.5	276,075
1,151,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 11/15/15 @ 103.31	1,202,795
75,000	Univision Communications, Inc., 0.00%, 3/1/20(d)	74,813
5,268,000	Univision Communications, Inc., 7.88%, 11/1/20, Callable 11/1/15 @ 103.94^(c)	5,623,589
1,600,000	Univision Communications, Inc., 8.50%, 5/15/21, Callable 5/15/21 @ 104.25(c)	1,710,000
4,709,000	Univision Communications, Inc., 6.75%, 9/15/22, Callable 9/15/17 @ 103.38(c)	5,050,403
1,700,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(c)	1,725,500

		16,505,774

Multiline Retail (0.1%):
75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103.38	78,938

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multiline Retail, continued
$525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	$563,062

		642,000

Multi-Utilities (0.2%):
725,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	735,499
750,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/25, Callable 11/1/24 @ 100^	781,031
450,000	CMS Energy Corp., 8.75%, 6/15/19	568,987

		2,085,517

Oil Gas & Consumable Fuels (0.0%):
210,000	Noble Energy, Inc., 3.90%, 11/15/24, Callable 8/15/24 @ 100^	213,642

Oil, Gas & Consumable Fuels (7.8%):
675,000	Antero Resources Finance Corp., 6.00%, 12/1/20, Callable 12/1/15 @ 104.03^	675,338
775,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104	751,750
725,000	Chesapeake Energy Corp., 3.25%, 3/15/16, Callable 5/8/15 @ 100^	724,094
525,000	Chesapeake Energy Corp., 3.50%, 4/15/19, Callable 4/15/15 @ 101(d)	505,313
2,825,000	Chevron Corp., 0.36%, 2/22/17(d)	2,829,825
2,825,000	Chevron Corp., 0.43%, 3/2/18(d)	2,824,938
1,435,000	Chevron Corp., 1.37%, 3/2/18	1,441,991
3,625,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 1/15/16 @ 103.5	3,797,188
1,175,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25	1,230,813
550,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75	554,125
1,375,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75	1,385,175
700,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41	633,500
500,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	524,908
550,000	Energy Transfer Partners LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100^	589,351
210,000	EQT Corp., 6.50%, 4/1/18	234,403

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$350,000	EQT Corp., 8.13%, 6/1/19	$418,118
2,025,000	EQT Corp., 4.88%, 11/15/21	2,131,047
7,375,000	Exxon Mobil Corp., 0.31%, 3/1/18(d)	7,372,698
2,575,000	Markwest Energy Partners LP, 6.75%, 11/1/20, Callable 11/1/15 @ 103.38^	2,703,750
1,225,000	Markwest Energy Partners LP, 6.50%, 8/15/21, Callable 2/15/16 @ 103.25^	1,283,188
2,100,000	Markwest Energy Partners LP, 6.25%, 6/15/22, Callable 12/15/16 @ 103.13^	2,194,500
4,175,000	Markwest Energy Partners LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75	4,289,813
4,975,000	Markwest Energy Partners LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100^	4,925,250
2,725,000	MarkWest Energy Partners LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100^	2,786,040
2,350,000	Range Resources Corp., 6.75%, 8/1/20, Callable 8/1/15 @ 103.38^	2,438,125
4,625,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 102.88^	4,831,691
5,050,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5	5,024,749
5,925,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5^	5,895,374
875,000	SM Energy Co., 6.50%, 11/15/21, Callable 11/15/16 @ 103.25	888,125
1,275,000	Targa Resources Partners LP, 5.00%, 1/15/18, Callable 10/15/17 @ 100(c)	1,313,250
375,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/15/16 @ 102.06(c)	373,125
1,350,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 2/1/16 @ 103.44	1,414,125
1,050,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63	1,055,250
2,100,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	2,021,250
725,000	WPX Energy, Inc., 5.25%, 1/15/17	728,625

		72,790,805

Paper Packaging (0.0%):
100,000	Sealed Air Corp., 8.38%, 9/15/21, Callable 9/15/16 @ 104.18(c)	112,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals (0.6%):
$785,000	Eli Lilly & Co., 1.25%, 3/1/18	$787,596
405,000	Johnson & Johnson, 1.13%, 11/21/17	407,205
625,000	Johnson & Johnson, 3.38%, 12/5/23	670,413
705,000	Merck & Co., Inc., 0.38%, 2/10/17^(d)	705,305
1,490,000	Merck & Co., Inc., 0.63%, 2/10/20(d)	1,496,008
200,000	Novartis Capital Corp., 3.40%, 5/6/24	213,465
830,000	Roche Holding, Inc., 3.35%, 9/30/24, Callable 6/30/24 @ 100(c)	870,435

		5,150,427

Real Estate Investment Trusts (REITs) (0.5%):
525,000	American Tower Corp., 5.00%, 2/15/24	574,084
500,000	DE Master Blenders, 4.25%, 7/2/21	539,639
2,725,000	DE Master Blenders, 4.25%, 7/2/21	2,718,188

		3,831,911

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	783,750

Specialty Retail (0.5%):
125,000	Group 1 Automotive, Inc., 5.00%, 6/1/22, Callable 6/1/17 @ 103.75(c)	125,313
1,775,000	L Brands, Inc., 6.90%, 7/15/17	1,952,500
250,000	L Brands, Inc., 8.50%, 6/15/19	299,925
250,000	L Brands, Inc., 7.00%, 5/1/20	288,125
500,000	L Brands, Inc., 6.63%, 4/1/21	572,755
525,000	L Brands, Inc., 5.63%, 2/15/22	577,500
350,000	Penske Automotive Group, Inc., 5.38%, 12/1/24, Callable 12/1/19 @ 102.69	360,500

		4,176,618

Wireless Telecommunication Services (0.5%):
1,050,000	Crown Castle International Corp., 4.88%, 4/15/22	1,090,688
725,000	Crown Castle International Corp., 5.25%, 1/15/23	761,250
750,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 102.81^	790,875
1,175,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 7/15/16 @ 102.88	1,235,218
750,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	860,625

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$250,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27	$263,125

		5,001,781

Total Corporate Bonds (Cost $218,544,019)		218,455,365

Foreign Bonds (0.3%):
Containers & Packaging (0.1%):
750,000	Rexam plc, 6.75%, 6/29/67, Callable 6/29/17 @ 100+(d)	827,689

Wireless Telecommunication Services (0.2%):
425,000	Lynx I Corp., 6.00%, 4/15/21, Callable 4/15/17 @ 103+(c)	660,867
1,025,000	Matterhorn Mobile SA, 6.75%, 5/15/19, Callable 5/7/15 @ 105.06+(c)	1,103,075
500,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103.19+(c)	577,864

		2,341,806

Total Foreign Bonds (Cost $3,440,557)		3,169,495

Yankee Dollars (4.0%):
Banks (0.6%):
1,225,000	KFW, Series G, 0.50%, 4/19/16	1,226,176
3,939,000	KFW, 2.50%, 11/20/24	4,100,861

		5,327,037

Diversified Telecommunication Services (0.9%):
1,975,000	Intelsat Jackson Holding SA, 7.25%, 4/1/19, Callable 4/1/15 @ 103.65	2,047,088
3,610,000	Intelsat Jackson Holding SA, 7.25%, 10/15/20, Callable 10/15/15 @ 103.63	3,718,300
1,175,000	Intelsat Jackson Holding SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	1,208,781
530,000	Telesat Canada, 6.00%, 5/15/17, Callable 5/8/15 @ 103(c)	540,335

		7,514,504

Media (0.2%):
650,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(c)	680,095
950,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(c)	1,004,625

		1,684,720

Oil, Gas & Consumable Fuels (0.0%):
360,000	Canadian Natural Resources, 1.75%, 1/15/18	358,217

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Semiconductors & Semiconductor Equipment (0.5%):
$2,175,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18^(c)	$2,218,500
1,150,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(c)	1,216,125
1,400,000	NXP Funding BV/NXP Funding LLC, 5.75%, 3/15/23, Callable 3/15/18 @ 102.88(c)	1,487,500

		4,922,125

Wireless Telecommunication Services (1.8%):
5,880,000	UPCB Finance III, Ltd., 6.63%, 7/1/20, Callable 7/1/15 @ 103.31(c)	6,137,250
3,800,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(c)	4,089,750
5,100,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(c)	5,444,250
1,200,000	Virgin Media Secured Finance plc, 5.38%, 4/15/21, Callable 4/15/17 @ 103(c)	1,258,500
275,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/26 @ 102.63(c)	280,500

		17,210,250

Total Yankee Dollars (Cost $36,793,980)		37,016,853

Securities Held as Collateral for Securities on Loan (5.7%):
$52,358,535	Allianz Variable Insurance Products Securities Lending Collateral Trust (e)	52,358,535

Total Securities Held as Collateral for Securities on Loan (Cost $52,358,535)		52,358,535

Unaffiliated Investment Company (12.0%):
110,731,056	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	110,731,056

Total Unaffiliated Investment Company (Cost $110,731,056)		110,731,056

Total Investment Securities (Cost $907,165,951)(g) - 104.9%		967,413,666
Net other assets (liabilities) - (4.9)%		(45,368,229)

Net Assets - 100.0%		$922,045,437

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2015.

MTN - Medium Term Note

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $50,878,891.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(f)	The rate represents the effective yield at March 31, 2015.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
Canada	1.8%
Cayman Islands	1.6%
Germany	0.7%
Ireland (Republic of)	3.2%
Luxembourg	0.7%
Netherlands	0.9%
Switzerland	0.3%
United Kingdom	0.9%
United States	89.9%

100.0%

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $1,099,823 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 Index June Futures (Euro)	Long	6/19/15	112	$4,372,112	$55,986
EURO STOXX Index 600 June Futures (Euro)	Long	6/19/15	204	4,296,468	26,385

Total					$82,371

Over-the-counter options written as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
American Tower Corp.	Citibank	Call	USD	105.00	01/15/16	36	$(9,441)
American Tower Corp.	Citibank	Call	USD	110.00	01/15/16	61	(9,918)
American Tower Corp.	Citibank	Call	USD	115.00	01/15/16	73	(7,032)
Cisco Systems, Inc.	Citibank	Call	USD	25.00	01/15/16	510	(178,326)
Comcast Corp.	Citibank	Call	USD	65.00	01/15/16	840	(113,587)
Comcast Corp.	Citibank	Call	USD	70.00	01/15/16	148	(9,128)
CVS Health Corp.	Morgan Stanley	Call	USD	90.00	01/15/16	126	(192,720)
CVS Health Corp.	Morgan Stanley	Call	USD	95.00	01/15/16	126	(145,496)
Danaher Corp.	Citibank	Call	USD	95.00	01/15/16	72	(18,168)
Danaher Corp.	Citibank	Call	USD	100.00	01/15/16	72	(11,052)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	60.00	01/15/16	315	(496,947)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	75.00	01/15/16	119	(66,687)
Mondelez International, Inc.	Citibank	Call	USD	45.00	01/15/16	194	(7,377)
Pentair plc	Citibank	Call	USD	70.00	11/20/15	24	(3,898)
PepsiCo, Inc.	Morgan Stanley	Call	USD	100.00	01/15/16	177	(57,493)
PepsiCo, Inc.	Morgan Stanley	Call	USD	105.00	01/15/16	108	(20,943)
PepsiCo, Inc.	Morgan Stanley	Call	USD	110.00	01/15/16	184	(21,294)
Pfizer, Inc.	Citibank	Call	USD	30.00	01/15/16	721	(382,495)
State Street Corp.	Morgan Stanley	Call	USD	88.00	01/15/16	268	(33,562)
The Boeing Co.	Citibank	Call	USD	140.00	01/15/16	16	(25,539)
Thermo Fisher Scientific, Inc.	Citibank	Call	USD	150.00	01/15/16	143	(58,026)
United Technologies Corp.	Citibank	Call	USD	120.00	01/15/16	160	(94,715)
United Technologies Corp.	Citibank	Call	USD	125.00	01/15/16	37	(14,715)
United Technologies Corp.	Citibank	Call	USD	130.00	01/15/16	38	(9,909)
UnitedHealth Group, Inc.	Citibank	Call	USD	100.00	01/15/16	102	(223,499)
UnitedHealth Group, Inc.	Citibank	Call	USD	105.00	01/15/16	102	(184,024)
Wal-Mart Stores, Inc.	Citibank	Call	USD	80.00	01/15/16	123	(70,188)
Wal-Mart Stores, Inc.	Citibank	Call	USD	83.00	01/15/16	123	(53,257)

Total							$(2,519,436)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Exchange-traded options written as of March 31, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Google, Inc.	Call	USD	590.00	01/15/16	47	$(128,075)
Google, Inc.	Call	USD	590.00	01/15/16	47	(141,000)
JPMorgan Chase & Co.	Call	USD	70.00	01/15/16	391	(34,604)
JPMorgan Chase & Co.	Call	USD	70.00	01/15/16	371	(32,834)
Visa, Inc.	Call	USD	280.00	01/15/16	44	(13,860)
Visa, Inc.	Call	USD	300.00	01/15/16	45	(7,718)

Total						$(358,091)

Forward Currency Contracts

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
European Euro	Standard Charter	6/25/15	1,705,000	$1,863,736	$1,835,219	$28,517

				$1,863,736	$1,835,219	$28,517

Long Contracts:
European Euro	Citibank	6/25/15	567,900	$610,632	$611,273	$641

				$610,632	$611,273	$641

See accompanying notes to the schedules of portfolio investments.

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (1.9%):
7,010	Boeing Co. (The)	$1,052,061
7,280	United Technologies Corp.	853,216

		1,905,277

Air Freight & Logistics (0.6%):
5,660	United Parcel Service, Inc., Class B	548,680

Airlines (0.9%):
20,050	Southwest Airlines Co.	888,215

Auto Components (0.6%):
7,790	Delphi Automotive plc	621,175

Biotechnology (9.4%):
14,080	Alexion Pharmaceuticals, Inc. *	2,440,064
4,900	Biogen Idec, Inc. *	2,068,976
13,950	Celgene Corp. *	1,608,156
14,230	Gilead Sciences, Inc. *	1,396,390
3,960	Regeneron Pharmaceuticals, Inc. *	1,787,861

		9,301,447

Capital Markets (2.3%):
5,290	Ameriprise Financial, Inc.	692,144
43,180	TD Ameritrade Holding Corp.	1,608,886

		2,301,030

Chemicals (4.0%):
12,440	Ecolab, Inc.	1,422,887
5,520	Monsanto Co.	621,221
15,620	Praxair, Inc.	1,885,959

		3,930,067

Communications Equipment (1.0%):
14,470	QUALCOMM, Inc.	1,003,350

Consumer Finance (2.8%):
20,200	American Express Co.	1,578,024
20,720	Discover Financial Services	1,167,572

		2,745,596

Energy Equipment & Services (1.2%):
13,850	Schlumberger, Ltd.	1,155,644

Food & Staples Retailing (2.1%):
13,850	Costco Wholesale Corp.	2,098,206

Health Care Equipment & Supplies (0.9%):
12,020	Medtronic plc	937,440

Health Care Providers & Services (3.3%):
12,270	AmerisourceBergen Corp.	1,394,731
22,260	Cerner Corp. *	1,630,767
3,210	Quintiles Transnational Holdings, Inc. *	214,974

		3,240,472

Hotels, Restaurants & Leisure (6.2%):
2,400	Chipotle Mexican Grill, Inc. *	1,561,296
15,500	Hilton Worldwide Holdings, Inc. *	459,110
16,330	Marriott International, Inc., Class A	1,311,626
18,930	Starbucks Corp.	1,792,670
8,120	Wynn Resorts, Ltd. ^	1,022,146

		6,146,848

Household Products (0.8%):
11,550	Colgate-Palmolive Co.	800,877

Industrial Conglomerates (2.0%):
7,680	3M Co.	1,266,816
8,720	Danaher Corp.	740,328

		2,007,144

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (2.6%):
3,760	Amazon.com, Inc. *	$1,399,096
1,060	Netflix, Inc. *	441,691
640	Priceline Group, Inc. (The) *	745,056

		2,585,843

Internet Software & Services (8.2%):
12,370	Akamai Technologies, Inc. *	878,827
34,520	Facebook, Inc., Class A *	2,838,061
3,930	Google, Inc., Class C *	2,153,640
4,060	Google, Inc., Class A *	2,252,082

		8,122,610

IT Services (6.5%):
9,130	Accenture plc, Class A	855,390
5,850	Alliance Data Systems Corp. *	1,733,063
24,730	MasterCard, Inc., Class A	2,136,424
24,920	Visa, Inc., Class A	1,630,017

		6,354,894

Media (2.9%):
20,190	CBS Corp., Class B	1,224,120
15,340	Walt Disney Co. (The)	1,609,012

		2,833,132

Multiline Retail (3.7%):
28,690	Dollar Tree, Inc. *	2,328,050
16,860	Nordstrom, Inc.	1,354,195

		3,682,245

Oil, Gas & Consumable Fuels (3.0%):
12,570	Concho Resources, Inc. *	1,457,114
8,950	Pioneer Natural Resources Co.	1,463,415

		2,920,529

Personal Products (1.2%):
14,160	Estee Lauder Co., Inc. (The), Class A	1,177,546

Pharmaceuticals (1.9%):
1,131	Actavis plc *	336,608
4,450	Mylan NV *	264,108
8,200	Perrigo Co. plc	1,357,510

		1,958,226

Real Estate Investment Trusts (REITs) (0.5%):
5,000	American Tower Corp.	470,750

Road & Rail (4.5%):
2,730	Canadian Pacific Railway, Ltd.	498,771
9,130	Kansas City Southern Industries, Inc.	931,990
8,280	Norfolk Southern Corp.	852,178
20,280	Union Pacific Corp.	2,196,527

		4,479,466

Semiconductors & Semiconductor Equipment (3.7%):
19,880	Arm Holdings plc, ADR	980,084
29,590	Microchip Technology, Inc. ^	1,446,951
21,270	Texas Instruments, Inc.	1,216,325

		3,643,360

Software (6.7%):
12,800	Adobe Systems, Inc. *	946,432
48,480	Microsoft Corp.	1,970,954
23,250	Salesforce.com, Inc. *	1,553,333
15,290	ServiceNow, Inc. *	1,204,546
11,850	Splunk, Inc. *	701,520
2,450	VMware, Inc., Class A *^	200,925

		6,577,710

Specialty Retail (5.2%):
25,730	CarMax, Inc. *^	1,775,627

Continued

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
7,700	O’Reilly Automotive, Inc. *	$1,665,048
19,800	Tractor Supply Co.	1,684,188

		5,124,863

Technology Hardware, Storage & Peripherals (3.5%):
27,470	Apple, Inc.	3,418,092

Textiles, Apparel & Luxury Goods (3.9%):
19,800	Nike, Inc., Class B	1,986,534
24,830	V.F. Corp.	1,869,947

		3,856,481

Trading Companies & Distributors (1.2%):
4,950	W.W. Grainger, Inc. ^	1,167,260

Total Common Stocks (Cost $83,635,600)		98,004,475

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.9%):
$3,837,567	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	3,837,567

Total Securities Held as Collateral for Securities on Loan (Cost $3,837,567)		3,837,567

Unaffiliated Investment Company (1.5%):
1,451,818	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,451,818

Total Unaffiliated Investment Company (Cost $1,451,818)		1,451,818

Total Investment Securities (Cost $88,924,985)(c) - 104.6%		103,293,860
Net other assets (liabilities) - (4.6)%		(4,550,351)

Net Assets - 100.0%		$98,743,509

Percentages indicated are based on net assets as of March 31, 2015.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $3,760,518.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(b)	The rate represents the effective yield at March 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 31 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Dreyfus Research Growth Fund

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MetWest Total Return Bond Fund

•	AZL MFS Investors Trust Fund

•	AZL MFS Mid Cap Value Fund

•	AZL MFS Value Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Morgan Stanley Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund

•	AZL Pyramis Core Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

•	AZL Wells Fargo Large Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of March 31, 2015, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $7,436,128, representing 0.94% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2015, are presented on the Funds’ Schedules of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended March 31, 2015, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter into futures contracts to provide equity or market exposure on the Funds’ cash balances.

The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. The Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of March 31, 2015, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. As of March 31, 2015, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk). As of March 31, 2015, the AZL T. Rowe Price Capital Appreciation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

The Funds had the following transactions in written call and put options during the period ended March 31, 2015:

The AZL BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended March 31, 2015:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2014	4,549,398	3,664,669	$8,743,630
Options purchased	2,849,999	67,692	5,739,194
Options exercised	—	—	—
Options expired	(580,172)	(220,380)	(1,744,084)
Options closed	(1,971,583)	(470,954)	(4,040,075)

Options outstanding at March 31, 2015	4,847,642	3,041,027	$8,698,665

The AZL BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended March 31, 2015:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2014	(4,751,478)	(3,100)	$(3,023,316)
Options written	(2,935,135)	(9,952)	(2,321,372)
Options exercised	31,192	—	70,847
Options expired	150,928	—	406,709
Options closed	2,450,187	7,068	1,835,972

Options outstanding at March 31, 2015	(5,054,306)	(5,984)	(3,032,160)

(a)	Includes swaptions and currency options, as applicable.

The AZL Gateway Fund had the following transactions in purchased call and put options during the period ended March 31, 2015:

	Number of Contracts	Cost
Options outstanding at December 31, 2014	1,034	$1,371,118
Options purchased	1,867	2,336,778
Options exercised	—	—
Options expired	(618)	(692,543)
Options closed	(1,249)	(1,593,138)

Options outstanding at March 31, 2015	1,034	$1,422,215

The AZL Gateway Fund had the following transactions in written call and put options during the period ended March 31, 2015:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	(1,034)	$(4,598,555)
Options written	(2,891)	(10,221,633)
Options exercised	—	—
Options expired	75	107,917
Options closed	2,816	10,226,320

Options outstanding at March 31, 2015	(1,034)	$(4,485,951)

The AZL T. Rowe Price Capital Appreciation Fund had the following transactions in written call and put options during the period ended March 31, 2015:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	(9,063)	$(2,178,591)
Options written	(1,756)	(450,214)
Options exercised	—	—
Options expired	—	—
Options closed	4,856	1,177,642

Options outstanding at March 31, 2015	(5,963)	$(1,451,163)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Swap Agreements

The AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund and AZL Pyramis Core Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap agreement, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2015, the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Fund and AZL Pyramis Core Bond Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of March 31, 2015 the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Money Market Reform

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase the regulations to which money market funds, including the AZL Money Market Fund, are subject. The SEC’s new rules have varying implementation dates, ranging from July 2015 to October 2016 and are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules will also replace much of the current Rule 2a-7 under the Investment Company Act of 1940 and add new Rule 30b1-8 (“Form N-CR”). Additionally, Forms N-MFP and N-PF, along with the instructions to Form N-1A, have been revised as part of this reform.

Certain government and U.S. treasury money market funds will not be subject to many of the new structural changes. The AZL Money Market Funds’ management has been reviewing and assessing the effect of the new rules and speaking with investors in order to properly align the interests of investors with implementation of the reforms. Further information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, and maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2015 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Software & Services	$80,410,850	$10,579,374	$—	$90,990,224
Oil, Gas & Consumable Fuels	16,097,164	—	7,480,215	23,577,379
All Other Common Stocks+	465,098,840	—	—	465,098,840
Securities Held as Collateral for Securities on Loan	—	76,806,021	—	76,806,021
Unaffiliated Investment Company	2,782,054	—	—	2,782,054

Total Investment Securities	$564,388,908	$87,385,395	$7,480,215	$659,254,518

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	4,260,750	5,124,378	—	9,385,128
Air Freight & Logistics	3,661,094	387,003	—	4,048,097
Airlines	1,314,738	1,799,516	—	3,114,254
Auto Components	1,938,153	8,459,865	—	10,398,018
Automobiles	2,486,350	12,864,353	—	15,350,703
Banks	17,766,392	13,844,852	—	31,611,244
Beverages	4,583,122	2,482,285	—	7,065,407
Biotechnology	7,620,756	174,049	—	7,794,805
Building Products	—	1,541,744	—	1,541,744
Capital Markets	4,961,727	933,183	—	5,894,910
Chemicals	3,533,030	12,224,110	—	15,757,140
Commercial Services & Supplies	170,280	267,428	—	437,708
Communications Equipment	4,499,050	1,020,840	—	5,519,890
Construction & Engineering	—	1,650,876	—	1,650,876
Distributors	—	58,305	—	58,305
Diversified Consumer Services	—	28,369	—	28,369
Diversified Financial Services	2,628,022	891,770	—	3,519,792
Diversified Telecommunication Services	4,501,012	4,441,709	—	8,942,721
Electric Utilities	1,601,234	1,061,394	—	2,662,628
Electrical Equipment	3,557,685	3,052,103	—	6,609,788
Electronic Equipment, Instruments & Components	333,563	4,244,659	—	4,578,222
Energy Equipment & Services	1,954,951	1,859,666	1,782,891	5,597,508
Food & Staples Retailing	1,236,461	353,035	—	1,589,496
Food Products	1,010,271	5,348,714	—	6,358,985
Gas Utilities	—	1,849,603	—	1,849,603
Health Care Equipment & Supplies	3,199,100	213,930	—	3,413,030
Health Care Providers & Services	11,126,139	6,868,224	—	17,994,363
Household Durables	137,387	1,577,652	—	1,715,039
Industrial Conglomerates	5,135,594	3,364,138	—	8,499,732
Insurance	7,345,684	6,964,910	—	14,310,594
Internet & Catalog Retail	—	4,715	—	4,715
Internet Software & Services	15,709,092	990,924	2,328,046	19,028,062
IT Services	8,550,599	1,616,499	—	10,167,098
Leisure Products	—	1,341,806	—	1,341,806
Machinery	3,854,362	4,583,513	—	8,437,875
Media	8,658,892	544,058	—	9,202,950
Metals & Mining	11,541,417	5,767,731	—	17,309,148
Multiline Retail	304,752	436,791	—	741,543
Multi-Utilities	2,618,574	1,420,274	—	4,038,848
Oil, Gas & Consumable Fuels	24,673,899	9,751,310	1,096,000	35,521,209
Personal Products	328,832	196,280	—	525,112
Pharmaceuticals	19,667,880	11,875,630	—	31,543,510
Real Estate Management & Development	1,658,623	9,390,102	—	11,048,725
Road & Rail	5,436,442	2,636,702	—	8,073,144
Semiconductors & Semiconductor Equipment	447,897	3,138,083	—	3,585,980
Software	13,163,710	2,656,374	—	15,820,084
Specialty Retail	697,697	1,486,854	—	2,184,551
Technology Hardware, Storage & Peripherals	2,614,888	1,232,511	—	3,847,399
Tobacco	2,318,657	358,119	—	2,676,776
Trading Companies & Distributors	—	4,697,136	—	4,697,136
Transportation Infrastructure	—	86,848	319,739	406,587
Wireless Telecommunication Services	1,301,348	2,425,217	—	3,726,565
All Other Common Stocks+	27,752,014	—	—	27,752,014
Preferred Stocks
Automobiles	—	2,224,380	—	2,224,380
Banks	5,247,947	628,078	—	5,876,025
Health Care Providers & Services	—	—	894,352	894,352
Oil, Gas & Consumable Fuels	—	—	730,222	730,222
Real Estate Management & Development	—	329,550	—	329,550
Semiconductors & Semiconductor Equipment	—	1,909,008	—	1,909,008
All Other Preferred Stocks+	2,291,459	—	—	2,291,459
Warrant	—	94,120	—	94,120
Convertible Preferred Stocks
Banks	—	331,840	—	331,840
All Other Convertible Preferred Stocks+	3,416,087	—	—	3,416,087
Right	—	9,650	—	9,650
Convertible Bonds+	—	17,504,255	—	17,504,255
Floating Rate Loans+
Media	—	—	292,000	292,000
All Other Floating Rate Loans+	—	8,165,811	—	8,165,811
Corporate Bonds
Transportation Infrastructure	—	—	570,966	570,966
All Other Corporate Bonds+		20,786,264		20,786,264
Foreign Bonds+	—	87,751,072	—	87,751,072
Yankee Dollars+	—	30,386,024	—	30,386,024
U.S. Government Agency Mortgage	—	2,841,093	—	2,841,093
U.S. Treasury Obligations	—	164,622,690	—	164,622,690
Purchased Options	1,606	11,790,330	—	11,791,936
Exchange Traded Fund	5,452,576	—	—	5,452,576
Securities Held as Collateral for Securities on Loan	—	39,165,832	—	39,165,832
Unaffiliated Investment Company	5,419,019	—	—	5,419,019

Total Investment Securities	273,690,814	560,130,137	8,014,216	841,835,167

Securities Sold Short	(2,135,868)	(99,990)	—	(2,235,858)
Other Financial Instruments:*
Futures Contracts	(109,261)	—	—	(109,261)
Written Options	—	(838,500)	—	(838,500)
Written Swaptions	—	(89,484)	—	(89,484)
Forward Currency Contracts	—	1,387,444	—	1,387,444
Credit Default Swaps	—	(13,771)	—	(13,771)
Interest Rate Swaps	—	(42,209)	—	(42,209)
Total Return Swaps	—	149,203	—	149,203

Total Investments	$271,445,685	$560,582,830	$8,014,216	$840,042,731

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Dreyfus Research Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$335,003,296	$—	$—	$335,003,296
Affiliated Investment Company	1,758,754	—	—	1,758,754

Total Investment Securities	$336,762,050	$—	$—	$336,762,050

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$96,680,291	$—	$96,680,291
Collateralized Mortgage Obligations	—	68,205,083	—	68,205,083
Corporate Bonds+	—	190,942,259	—	190,942,259
Municipal Bonds	—	9,516,150	—	9,516,150
U.S. Government Agency Mortgages	—	293,510,506	—	293,510,506
U.S. Treasury Obligations	—	244,177,703	—	244,177,703
Yankee Dollars+	—	87,381,179	—	87,381,179
Securities Held as Collateral for Securities on Loan	—	144,930,965	—	144,930,965
Unaffiliated Investment Company	118,070,758	—	—	118,070,758

Total Investment Securities	118,070,758	1,135,344,136	—	1,253,414,894

Securities Sold Short	—	(29,848,704)	—	(29,848,704)
Other Financial Instruments:*
Futures Contracts	49,742	—	—	49,742

Total Investments	$118,120,500	$1,105,495,432	$—	$1,223,615,932

AZL Federated Clover Small Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$399,228,219	$—	$—	$399,228,219
Securities Held as Collateral for Securities on Loan	—	118,614,924	—	118,614,924
Unaffiliated Investment Company	8,044,818	—	—	8,044,818

Total Investment Securities	$407,273,037	$118,614,924	$—	$525,887,961

AZL Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,187,484	$709,928	$—	$7,897,412
Air Freight & Logistics	761,948	1,299,494	—	2,061,442
Airlines	—	3,723,023	—	3,723,023
Auto Components	—	2,801,522	—	2,801,522
Automobiles	6,394,605	4,774,570	—	11,169,175
Banks	29,016,458	17,234,395	—	46,250,853
Capital Markets	2,642,488	2,665,105	—	5,307,593
Chemicals	8,262,118	3,964,801	—	12,226,919
Commercial Services & Supplies	2,037,056	607,700	—	2,644,756
Communications Equipment	7,059,860	1,837,625	—	8,897,485
Construction & Engineering	—	1,476,831	—	1,476,831
Construction Materials	—	3,127,198	—	3,127,198
Diversified Financial Services	—	4,647,120	—	4,647,120
Diversified Telecommunication Services	7,401,807	6,653,233	—	14,055,040
Electrical Equipment	—	104,098	—	104,098
Energy Equipment & Services	7,479,488	1,150,158	—	8,629,646
Food & Staples Retailing	10,799,028	3,875,732	—	14,674,760
Gas Utilities	142,496	—	—	142,496
Health Care Equipment & Supplies	12,469,972	2,606,567	—	15,076,539
Industrial Conglomerates	3,096,784	2,623,502	—	5,720,286
Insurance	21,691,833	8,184,600	—	29,876,433
Life Sciences Tools & Services	—	865,409	—	865,409
Machinery	3,450,893	1,102,952	—	4,553,845
Marine	—	2,708,568	—	2,708,568
Media	21,728,604	4,899,719	—	26,628,323
Metals & Mining	7,684,210	4,964,923	—	12,649,133
Multiline Retail	5,262,328	1,295,919	—	6,558,247
Oil, Gas & Consumable Fuels	28,685,358	17,471,318	—	46,156,676
Pharmaceuticals	37,928,264	10,745,377	—	48,673,641
Semiconductors & Semiconductor Equipment	3,195,451	8,040,344	—	11,235,795
Software	18,466,550	875,619	—	19,342,169
Sovereign Bonds	—	486,631	—	486,631
Specialty Retail	1,294,383	2,965,374	—	4,259,757
Technology Hardware, Storage & Peripherals	12,383,705	1,696,286	—	14,079,991
Tobacco	6,709,718	5,494,348	—	12,204,066
Wireless Telecommunication Services	2,235,297	4,650,419	—	6,885,716
Other Common Stocks+	45,223,863	—	—	45,223,863
Preferred Stocks
Automobiles	—	1,584,472	—	1,584,472
Other Preferred Stocks+	1,705,628	—	—	1,705,628
Convertible Preferred Stocks
Banks	925,599	507,520	—	1,433,119
Commercial Services & Supplies	—	41,199	—	41,199
Oil, Gas & Consumable Fuels	—	220,688	—	220,688
Real Estate Investment Trusts (REITs)	—	65,391	—	65,391
Other Convertible Preferred Stocks+	787,400	—	—	787,400
Convertible Bonds+	—	6,495,785	—	6,495,785
Corporate Bonds+	—	56,552,547	—	56,552,547
Equity-Linked Securities+	—	7,507,627	—	7,507,627
Floating Rate Loans+	—	4,458,315	—	4,458,315
Foreign Bonds+	—	115,472,597	—	115,472,597
Municipal Bond	—	466,580	—	466,580
Rights	—	166,131	—	166,131
U.S. Government Agency Mortgages	—	17,000,000	—	17,000,000
U.S. Treasury Obligations	—	8,998,832	—	8,998,832
Yankee Dollars+	—	33,190,866	—	33,190,866
Securities Held as Collateral for Securities on Loan	—	58,503,336	—	58,503,336
Unaffiliated Investment Company	53,573,669	—	—	53,573,669

Total Investment Securities	377,684,345	453,562,294	—	831,246,639

Other Financial Instruments:*
Forward Currency Contracts	—	11,336,657	—	11,336,657
Over-the Counter Interest Rate Swaps	—	(1,033,344)	—	(1,033,344)
Centrally Cleared Interest Rate Swaps	—	28,058	—	28,058

Total Investments	$377,684,345	$463,893,665	$—	$841,578,010

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$215,402,273	$—	$—		$215,402,273
Purchased Put Options	925,050	—	—		925,050
Unaffiliated Investment Company	2,797,146	—	—		2,797,146

Total Investment Securities	219,124,469	—	—		219,124,469

Other Financial Instruments:*
Written Options	(2,825,300)	—	—		(2,825,300)

Total Investments	$216,299,169	$—	$—		$216,299,169

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Airlines	$126,863	$2,092,086	$—		$2,218,949
Capital Markets	4,804,611	13,577,342	—		18,381,953
Electric Utilities	133,127	16,536,460	—		16,669,587
Real Estate Management & Development	—	18,569,505	—	^	18,569,505
All Other Common Stocks+	—	842,417,100	—		842,417,100
Preferred Stocks+	—	5,844,472	—		5,844,472
Rights	—	201,568	—		201,568
Securities Held as Collateral for Securities on Loan	—	38,717,861	—		38,717,861
Unaffiliated Investment Company	254,478	—	—		254,478

Total Investment Securities	5,319,079	937,956,394	—	^	943,275,473

Other Financial Instruments:*
Futures Contracts	72,584	—	—		72,584

Total Investments	$5,391,663	$937,956,394	$—	^	$943,348,057

AZL Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Telecommunication Services	7,399,930	7,402,045	—		14,801,975
Oil, Gas & Consumable Fuels	40,159,392	30,332,003	—		70,491,395
Pharmaceuticals	47,355,495	21,991,966	—		69,347,461
All Other Common Stocks+	714,568,175	—	—		714,568,175
Convertible Bonds+	—	94,124,294	—		94,124,294
Convertible Preferred Stocks
Banks	265,200	1,760,535	—		2,025,735
Capital Markets	631,354	2,559,375	—		3,190,729
Oil, Gas & Consumable Fuels	—	1,641,613	—		1,641,613
Corporate Bonds+	—	107,498,285	—		107,498,285
Right	—	15,185	—		15,185
U.S. Government Agency Mortgages	—	1,896,554	—		1,896,554
U.S. Treasury Obligations	—	134,872,361	—		134,872,361
Yankee Dollars+	—	21,903,559	—		21,903,559
Securities Held as Collateral for Securities on Loan	—	217,282,614	—		217,282,614
Unaffiliated Investment Company	98,694,479	—	—		98,694,479

Total Investment Securities	909,074,025	643,280,389	—		1,552,354,414

Other Financial Instruments:*
Forward Currency Contracts	—	(901,387)	—		(901,387)
Total Investments	$909,074,025	$642,379,002	$—		$1,551,453,027

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Invesco Growth and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunication Services	$3,237,056	$3,341,620	$—	$6,578,676
Oil, Gas & Consumable Fuels	19,677,557	14,491,099	—	34,168,656
Pharmaceuticals	21,781,233	10,558,908	—	32,340,141
All Other Common Stocks+	325,138,550	—	—	325,138,550
Right	—	7,453	—	7,453
Securities Held as Collateral for Securities on Loan	—	15,319,720	—	15,319,720
Unaffiliated Investment Company	5,231,149	—	—	5,231,149

Total Investment Securities	375,065,545	43,718,800	—	418,784,345

Other Financial Instruments:*
Forward Currency Contracts	—	(438,559)	—	(438,559)

Total Investments	$375,065,545	$43,280,241	$—	$418,345,786

AZL Invesco International Equity Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Banks	$8,829,545	$30,595,937	$—		$39,425,482
Beverages	3,750,566	15,093,637	—		18,844,203
Capital Markets	8,618,942	13,879,596	—		22,498,538
Diversified Financial Services	8,703,062	19,218,278	—		27,921,340
Food Products	3,971,833	6,334,884	—		10,306,717
Insurance	8,678,724	—	—		8,678,724
Internet Software & Services	10,020,914	7,002,402	—		17,023,316
Life Sciences Tools & Services	—	—	—	^	—	^
Media	7,336,967	66,820,941	—		74,157,908
Oil, Gas & Consumable Fuels	16,998,678	8,939,608	—		25,938,286
Pharmaceuticals	14,210,692	18,888,844	—		33,099,536
Road & Rail	5,188,795	—	—		5,188,795
Semiconductors & Semiconductor Equipment	18,744,884	9,621,390	—		28,366,274
Software	10,454,699	9,206,555	—		19,661,254
All Other Common Stocks+	—	179,879,026	—		179,879,026
Securities Held as Collateral for Securities on Loan	—	20,702,875	—		20,702,875
Unaffiliated Investment Company	39,772,724	—	—		39,772,724

Total Investment Securities	$165,281,025	$406,183,973	$—		$571,464,998

AZL JPMorgan International Opportunities Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Capital Markets	$9,481,783	$—	$—	$9,481,783
All Other Common Stocks+	—	565,739,059	—	565,739,059
Preferred Stock	—	9,186,032	—	9,186,032
Securities Held as Collateral for Securities on Loan	—	31,588,161	—	31,588,161
Unaffiliated Investment Company	1,331,053	—	—	1,331,053

Total Investment Securities	10,812,836	606,513,252	—	617,326,088

Other Financial Instruments:*
Forward Currency Contracts	—	(892,810)	—	(892,810)

Total Investments	$10,812,836	$605,620,442	$—	$616,433,278

AZL JPMorgan U.S. Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$500,090,581	$—	$—	$500,090,581
Securities Held as Collateral for Securities on Loan	—	34,192,459	—	34,192,459
Unaffiliated Investment Company	5,919,402	—	—	5,919,402

Total Investment Securities	506,009,983	34,192,459	—	540,202,442

Other Financial Instruments:*
Futures Contracts	(28,062)	—	—	(28,062)

Total Investments	$505,981,921	$34,192,459	$—	$540,174,380

AZL MetWest Total Return Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$37,055,392	$—	$37,055,392
Collateralized Mortgage Obligations	—	78,484,225	—	78,484,225
Commercial Paper	—	3,948,863	—	3,948,863
Corporate Bonds+	—	65,842,979	—	65,842,979
Municipal Bonds	—	2,317,163	—	2,317,163
Preferred Stock	—	840,000	—	840,000
Securities Held as Collateral for Securities on Loan	—	4,079,046	—	4,079,046
U.S. Government Agency Mortgages	—	125,933,893	—	125,933,893
U.S. Treasury Obligations	—	146,641,436	—	146,641,436
Yankee Dollars+	—	7,266,492	—	7,266,492
Unaffiliated Investment Company	20,516,795	—	—	20,516,795

Total Investment Securities	$20,516,795	$472,409,489	$—	$492,926,284

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL MFS Investors Trust Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$6,322,069	$—	$6,322,069
Chemicals	10,325,637	1,755,469	—	12,081,106
Food Products	5,839,927	4,019,350	—	9,859,277
Textiles, Apparel & Luxury Goods	5,750,191	3,119,400	—	8,869,591
All Other Common Stocks+	314,229,764	—	—	314,229,764
Preferred Stock	974,460	—	—	974,460
Securities Held as Collateral for Securities on Loan	—	44,659,541	—	44,659,541
Unaffiliated Investment Company	4,526,632	—	—	4,526,632

Total Investment Securities	$341,646,611	$59,875,829	$—	$401,522,440

AZL MFS Mid Cap Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$221,182,465	$3,993,201	$—	$225,175,666
Convertible Preferred Stock	783,815	—	—	783,815
Securities Held as Collateral for Securities on Loan	—	40,178,840	—	40,178,840
Unaffiliated Investment Company	1,216,902	—	—	1,216,902

Total Investment Securities	$223,183,182	$44,172,041	$—	$267,355,223

AZL MFS Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$987,121	$6,526,036	$—	$7,513,157
Food Products	9,735,539	11,919,540	—	21,655,079
Pharmaceuticals	39,636,174	3,096,347	—	42,732,521
Tobacco	23,750,132	1,024,365	—	24,774,497
Wireless Telecommunication Services	—	2,707,654	—	2,707,654
All Other Common Stocks+	407,951,192	—	—	407,951,192
Convertible Preferred Stock	430,780	—	—	430,780
Securities Held as Collateral for Securities on Loan	—	30,847,402	—	30,847,402
Unaffiliated Investment Company	2,561,985	—	—	2,561,985

Total Investment Securities	$485,052,923	$56,121,344	$—	$541,174,267

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$546,968,705	$—	$—	$546,968,705
Securities Held as Collateral for Securities on Loan	—	71,878,695	—	71,878,695
Unaffiliated Investment Company	24,661,458	—	—	24,661,458

Total Investment Securities	571,630,163	71,878,695	—	643,508,858

Other Financial Instruments:*
Futures Contracts	583,702	—	—	583,702

Total Investments	$572,213,865	$71,878,695	$—	$644,092,560

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$246,259,148	$—	$246,259,148
Commercial Paper	—	333,713,853	—	333,713,853
Corporate Bond+	—	8,000,000	—	8,000,000
U.S. Government Agency Mortgages	—	54,240,972	—	54,240,972
U.S. Treasury Obligation	—	10,000,000	—	10,000,000
Yankee Dollars+	—	11,425,749	—	11,425,749

Total Investment Securities	$—	$663,639,722	$—	$663,639,722

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Real Estate Activities	$—	$26,763,935	$—		$26,763,935
Diversified REITs	9,801,036	12,781,201	—		22,582,237
Industrial REITs	2,606,778	2,973,142	—		5,579,920
Office REITs	10,894,675	5,912,832	—		16,807,507
Real Estate Development	—	1,404,275	—	^	1,404,275
Real Estate Operating Companies	5,181,647	14,359,577	—		19,541,224
Residential REITs	21,381,893	257,061	—		21,638,954
Retail REITs	29,645,854	14,457,805	—		44,103,659
Specialized REITs	5,638,526	271,896	—		5,910,422
All Other Common Stocks+	18,641,321	—	—		18,641,321
Securities Held as Collateral for Securities on Loan	—	15,943,637	—		15,943,637
Unaffiliated Investment Company	684,837	—	—		684,837

Total Investment Securities	$104,476,567	$95,125,361	$—	^	$199,601,928

AZL Morgan Stanley Mid Cap Growth Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Internet & Catalog Retail	$15,175,242	$2,409,120	$—		$17,584,362
All Other Common Stocks+	409,535,477	—	—		409,535,477
Private Placements
Transportation Infrastructure	—	—	—	^	—	^
All Other Private Placements+	—	—	18,570,283		18,570,283
Securities Held as Collateral for Securities on Loan	—	82,986,011	—		82,986,011
Unaffiliated Investment Company	16,802,402	—	—		16,802,402

Total Investment Securities	$441,513,121	$85,395,131	$18,570,283		$545,478,535

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at March 31, 2015	Valuation Basis at March 31, 2015	Valuation Technique(s)	Unobservable input(s)	Range	Weighted Average
Investment Securities:
Private Placements:
Internet & Catalog Retail
Flipkart, Preferred	$4,953,765	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$131.00	$131.00
Peixe Urbano, Inc.	14,382	Market Approach	Asset Approach	Net Tangible Assets	$0.43	$0.43
Internet Software & Services
Airbnb, Inc., Series D Preferred	3,877,235	Market Approach	Market Transaction Method	Precedent Transaction	$50.41	$50.41
Dropbox, Inc.	4,575,640	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$18.63	$18.63
Palantir Technologies, Inc., Series G	2,042,140	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89	$8.89
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%	17%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	10.2x-13.1x	11.2x
				Discount for Lack of Marketability	15%	15%
Palantir Technologies, Inc., Series H Preferred	601,604	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89	$8.89
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%	17%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	10.2x-13.1x	11.2x
				Discount for Lack of Marketability	15%	15%
Palantir Technologies, Inc., Series H-1 Preferred	601,604	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89	$8.89
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%	17%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	10.2x-13.1x	11.2x
				Discount for Lack of Marketability	15%	15%
Survey Monkey	1,903,913	Market Approach	Market Transaction Method	Precedent Transaction	$16.28	$16.28

Total Investment Securities	$18,570,283

Private Placements
Balance as of December 31, 2014	$17,963,254
Change in Unrealized Appreciation/Depreciation*	607,029
Net Realized Gain (Loss)	—
Gross Purchases	—
Gross Sales	—

Balance as of March 31, 2015	$18,570,283

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on March 31, 2015.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL NFJ International Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,527,322	$—	$—	$3,527,322
Auto Components	1,781,512	—	—	1,781,512
Automobiles	2,027,700	3,243,089	—	5,270,789
Banks	10,637,982	18,457,850	—	29,095,832
Chemicals	1,441,033	1,006,342	—	2,447,375
Electric Utilities	2,879,436	—	—	2,879,436
Electronic Equipment, Instruments & Components	2,553,597	3,019,041	—	5,572,638
Household Products	1,410,513	—	—	1,410,513
Industrial Conglomerates	2,651,844	2,955,198	—	5,607,042
Insurance	11,164,610	4,786,009	—	15,950,619
Metals & Mining	2,252,160	4,606,149	—	6,858,309
Multiline Retail	3,408,100	—	—	3,408,100
Oil, Gas & Consumable Fuels	10,371,649	2,338,040	—	12,709,689
Pharmaceuticals	5,027,610	3,049,994	—	8,077,604
Semiconductors & Semiconductor Equipment	1,899,532	—	—	1,899,532
Software	1,517,943	—	—	1,517,943
Trading Companies & Distributors	2,582,400	—	—	2,582,400
Wireless Telecommunication Services	2,600,466	3,490,875	—	6,091,341
All Other Common Stocks+	—	27,166,876	—	27,166,876
Preferred Stock	—	3,645,216	—	3,645,216
Right	—	187,564	—	187,564
Securities Held as Collateral for Securities on Loan	—	13,721,217	—	13,721,217
Unaffiliated Investment Company	4,589,464	—	—	4,589,464

Total Investment Securities	$74,324,873	$91,673,460	$—	$165,998,333

AZL Oppenheimer Discovery Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$298,238,659	$—	$—	$298,238,659
Securities Held as Collateral for Securities on Loan	—	79,742,529	—	79,742,529
Unaffiliated Investment Company	9,346,983	—	—	9,346,983

Total Investment Securities	$307,585,642	$79,742,529	$—	$387,328,171

AZL Pyramis Core Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,886,914	$—	$18,886,914
Collateralized Mortgage Obligations	—	48,276,002	—	48,276,002
Corporate Bonds+	—	194,870,389	—	194,870,389
Municipal Bonds	—	23,207,552	—	23,207,552
Securities Held as Collateral for Securities on Loan	—	34,828,017	—	34,828,017
U.S. Government Agency Mortgages	—	53,091,032	—	53,091,032
U.S. Treasury Obligations	—	53,419,146	—	53,419,146
Yankee Dollars+	—	76,382,137	—	76,382,137
Unaffiliated Investment Company	2,413,915	—	—	2,413,915

Total Investment Securities	$2,413,915.00	$502,961,189	$—	$505,375,104

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$130,749,949	$—	$—	$130,749,949
Securities Held as Collateral for Securities on Loan	—	15,967,259	—	15,967,259
Unaffiliated Investment Company	2,178,027	—	—	2,178,027

Total Investment Securities	132,927,976	15,967,259	—	148,895,235

Securities Sold Short	(2,609)	—	—	(2,609)
Other Financial Instruments:*
Futures Contracts	15,313	—	—	15,313

Total Investments	$132,940,680	$15,967,259	$—	$148,907,939

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$212,606,717	$—	$—	$212,606,717
Securities Held as Collateral for Securities on Loan	—	21,816,687	—	21,816,687
Unaffiliated Investment Company	5,677,493	—	—	5,677,493

Total Investment Securities	218,284,210	21,816,687	—	240,100,897

Other Financial Instruments:*
Futures Contracts	64,547	—	—	64,547

Total Investments	$218,348,757	$21,816,687	$—	$240,165,444

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,734,433,924	$—	$—	$1,734,433,924
Securities Held as Collateral for Securities on Loan	—	144,969,244	—	144,969,244
Unaffiliated Investment Company	86,734,967	—	—	86,734,967

Total Investment Securities	1,821,168,891	144,969,244	—	1,966,138,135

Other Financial Instruments:*
Futures Contracts	551,708	—	—	551,708

Total Investments	$1,821,720,599	$144,969,244	$—	$1,966,689,843

AZL Schroder Emerging Markets Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,005,525	$—	$—	$1,005,525
Banks	6,651,690	43,774,942	—	50,426,632
Beverages	3,255,232	—	—	3,255,232
Construction Materials	951,394	—	—	951,394
Food & Staples Retailing	646,306	1,111,608	—	1,757,914
Food Products	385,862	120,060	—	505,922
Health Care Equipment & Supplies	1,294,940	—	—	1,294,940
Hotels, Restaurants & Leisure	2,737,803	—	—	2,737,803
Insurance	1,818,646	17,516,006	—	19,334,652
Internet Software & Services	1,649,069	14,775,008	—	16,424,077
IT Services	2,652,468	6,404,436	—	9,056,904
Machinery	1,017,140	1,130,514	—	2,147,654
Metals & Mining	2,862,969	1,071,506	—	3,934,475
Oil, Gas & Consumable Fuels	5,028,409	9,593,086	—	14,621,495
Real Estate Management & Development	415,094	5,610,349	—	6,025,443
Transportation Infrastructure	1,443,434	—	—	1,443,434
All Other Common Stocks+	—	110,837,607	—	110,837,607
Preferred Stocks
Food & Staples Retailing	1,226,518	—	—	1,226,518
Metals & Mining	179,935	—	—	179,935
Securities Held as Collateral for Securities on Loan	—	9,118,242	—	9,118,242
Unaffiliated Investment Company	1,071,606	—	—	1,071,606

Total Investment Securities	$36,294,040	$221,063,364	$—	$257,357,404

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2		Level 3	Total
Common Stocks+	$388,256,833	$—		$—	$388,256,833
Right	—	—	^	—	—	^
Securities Held as Collateral for Securities on Loan	—	113,433,354		—	113,433,354
Unaffiliated Investment Company	4,367,950	—		—	4,367,950

Total Investment Securities	392,624,783	113,433,354		—	506,058,137

Other Financial Instruments:*
Futures Contracts	114,080	—		—	114,080

Total Investments	$392,738,863	$113,433,354		$—	$506,172,217

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$388,723	$—	$388,723
Common Stocks
Beverages	6,263,110	1,242,322	—	7,505,432
Capital Markets	29,118,149	2,542,798	—	31,660,947
Paper & Forest Products	—	— ^	—	— ^
All Other Common Stocks+	485,063,553	—	—	485,063,553
Convertible Bonds+	—	755,508	—	755,508
Convertible Preferred Stocks+	19,478,712	—	—	19,478,712
Corporate Bonds+	—	218,455,365	—	218,455,365
Foreign Bonds+	—	3,169,495	—	3,169,495
Preferred Stocks+	829,487	—	—	829,487
Yankee Dollars+	—	37,016,853	—	37,016,853
Securities Held as Collateral for Securities on Loan	—	52,358,535	—	52,358,535
Unaffiliated Investment Company	110,731,056	—	—	110,731,056

Total Investment Securities	651,484,067	315,929,599	—	967,413,666

Other Financial Instruments:*
Forward Currency Contracts	—	29,158	—	29,158
Futures Contracts	82,371	—	—	82,371
Written Options	44,920	(1,471,284)	—	(1,426,364)

Total Investments	$651,611,358	$314,487,473	$—	$966,098,831

AZL Wells Fargo Large Cap Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	98,004,475	—	—	98,004,475
Securities Held as Collateral for Securities on Loan	—	3,837,567	—	3,837,567
Unaffiliated Investment Company	1,451,818	—	—	1,451,818

Total Investment Securities	99,456,293	3,837,567	—	103,293,860

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment
^	Represents the interest in securities that were determined to have a value of zero at March 31, 2015.

For the period ended March 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in to or out of an investment’s assigned level within the hierarchy during the reporting period. There were significant transfers from Level 2 to Level 1, based on valuations at the reporting period end, the result of certain country holdings valued at close prices at period end; and transfers from Level 1 to Level 2, the result of fair value prices applied to certain country holdings at period end, are noted below:

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Total Transfers
AZL Invesco International Equity Fund	$—	$12,674,895	$12,674,895	(a)
AZL Schroder Emerging Markets Equity Fund	2,325,619	8,979,226	11,304,845	(b)

(a)	Represents 2.3% of net assets as of March 31, 2015.
(b)	Represents 4.5% of net assets as of March 31, 2015.

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of March 31, 2015 are identified below.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL BlackRock Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc.	2/7/14	$5,157,898	$841,419	$7,480,215	1.29%

(a)	Acquisition date represents the initial purchase date of the security.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Topco, Ltd.	5/2/12	$379,997	$615,711	$319,739	0.04%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	701,862	567,978	570,966	0.07%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,782,891	0.22%
Grand Rounds, Inc., Series C, Series C, Preferred Shares	3/31/15	402,486	143,925	399,608	0.05%
Inversiones Alsacia SA, 8/18/18	12/23/14	—	495,000	—	—%
Invitae Corp., Series F, Preferred Shares	10/8/14	372,878	31,073	494,744	0.06%
Lookout, Inc., Series F, Series F, Preferred Shares	9/19/14	730,222	63,925	730,222	0.09%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	1,032,636	0.13%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	20,000	0.00%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,328,046	0.29%

(a)	Acquisition date represents the initial purchase date of the security.

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Tribune Co.	12/31/12	$—	5,216	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

AZL Morgan Stanley Mid Cap Growth Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D Preferred	4/16/14	$3,131,402	76,914	$3,877,235	0.84%
Better Place LLC, Preferred	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	4,575,640	0.99%
Flipkart, Preferred	10/4/13	867,741	37,815	4,953,765	1.07%
Palantir Technologies, Inc., Series G Preferred	7/19/12	702,919	229,712	2,042,140	0.44%
Palantir Technologies, Inc., Series H Preferred	10/25/13	237,529	67,672	601,604	0.13%
Palantir Technologies, Inc., Series H-1 Preferred	10/25/13	237,529	67,672	601,604	0.13%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	14,382	0.00%
Survey Monkey	11/25/14	1,923,795	116,948	1,903,913	0.41%

(a)	Acquisition date represents the initial purchase date of the security.

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/31/13	$—	488,000	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

5. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

6. Federal Tax Cost Information

At March 31, 2015, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL BlackRock Capital Appreciation Fund	$557,517,384	$105,012,502	$(3,275,368)	$101,737,134
AZL BlackRock Global Allocation Fund	807,357,045	69,685,761	(38,207,639)	31,478,122
AZL Dreyfus Research Growth Fund	244,124,744	94,211,806	(1,574,500)	92,637,306
AZL Enhanced Bond Index Fund	1,240,096,773	15,995,036	(2,676,915)	13,318,121
AZL Federated Clover Small Value Fund	480,831,162	55,049,723	(9,992,924)	45,056,799
AZL Franklin Templeton Founding Strategy Plus Fund	786,962,906	95,874,596	(51,590,863)	44,283,733
AZL Gateway Fund	160,105,551	62,304,820	(3,285,902)	59,018,918
AZL International Index Fund	813,228,402	187,712,786	(57,665,715)	130,047,071
AZL Invesco Equity and Income Fund	1,370,542,574	208,874,705	(27,062,865)	181,811,840
AZL Invesco Growth and Income Fund	315,140,901	113,917,591	(10,274,147)	103,643,444
AZL Invesco International Equity Fund	456,846,916	137,068,199	(22,450,117)	114,618,082
AZL JPMorgan International Opportunities Fund	556,814,593	87,051,820	(26,540,325)	60,511,495
AZL JPMorgan U.S. Equity Fund	439,438,257	110,490,413	(9,726,228)	100,764,185
AZL MFS Investors Trust Fund	277,988,504	126,911,750	(3,377,814)	123,533,936
AZL MFS Mid Cap Value Fund	240,235,789	33,868,191	(6,748,757)	27,119,434
AZL MFS Value Fund	392,773,713	155,152,233	(6,751,679)	148,400,554
AZL Mid Cap Index Fund	487,162,441	173,013,004	(16,666,587)	156,346,417
AZL Money Market Fund	663,639,722	—	—	—
AZL Morgan Stanley Global Real Estate Fund	152,339,478	61,560,905	(14,298,455)	47,262,450
AZL Morgan Stanley Mid Cap Growth Fund	452,804,389	132,498,034	(39,823,888)	92,674,146
AZL NFJ International Value Fund	154,341,896	20,846,424	(9,189,987)	11,656,437
AZL Oppenheimer Discovery Fund	316,664,551	72,579,006	(1,915,386)	70,663,620
AZL Pyramis Core Bond Fund	500,707,082	9,303,827	(4,635,805)	4,668,022
AZL Russell 1000 Growth Index Fund	92,229,321	57,802,309	(1,136,395)	56,665,914
AZL Russell 1000 Value Index Fund	178,511,618	65,241,961	(3,652,682)	61,589,279
AZL S&P 500 Index Fund	1,273,875,385	717,031,452	(24,768,702)	692,262,750
AZL Schroder Emerging Markets Equity Fund	214,419,778	56,080,203	(13,142,577)	42,937,626
AZL Small Cap Stock Index Fund	383,166,813	144,960,869	(22,069,545)	122,891,324
AZL T. Rowe Price Capital Appreciation Fund	907,840,634	65,261,997	(5,688,965)	59,573,032
AZL Wells Fargo Large Growth Fund	88,978,476	16,327,008	(2,011,624)	14,315,384
AZL MetWest Total Return Bond Fund	490,444,992	3,333,294	(852,002)	2,481,292

7. Subsequent Events

Effective April 27, 2015, the AZL Pyramis Core Bond Fund was renamed the AZL Pyramis Total Bond Fund.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date May 27, 2015

By (Signature and Title)	/s/ Steve Rudden
Steve Rudden, Treasurer

Date May 27, 2015